                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7556
                                   811-5199
                                  ---------------------------------------------

                      Liberty Variable Investment Trust
                     SteinRoe Variable Investment Trust
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

        One Financial Center, Boston, Massachusetts              02111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                              Russell L. Kane, Esq.
                         Columbia Management Group, Inc.
                               One Financial Center
                                 Boston, MA 02111
-------------------------------------------------------------------------------
                       (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-426-3363
                                                   ----------------------------

Date of fiscal year end: December 31, 2003
                        --------------------------
Date of reporting period: June 30, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS

SEMIANNUAL REPORT
JUNE 30, 2003


[GRAPHIC]

LIBERTY VARIABLE INVESTMENT TRUST


STEINROE VARIABLE INVESTMENT TRUST

PRESIDENT'S MESSAGE
Liberty Variable Investment Trust
SteinRoe Variable Investment Trust

Dear Shareholder:

Despite the uncertainty that hung over the markets and the economy as the nation prepared to go to war in Iraq, the six-month period ended on a high note. Virtually all major segments of the stock and bond markets posted positive returns for the period. The economy, though still struggling, has made progress toward recovery. And a new tax law is intended to boost consumer spending power and make investing more attractive. The Jobs and Growth Tax Relief Reconciliation Act of 2003 accelerates income tax rate cuts for virtually all Americans and slashes the tax rates on dividends and long-term capital gains.

The government is counting on Americans to turn their good fortune into higher spending. And the financial media has been full of advice on how to take advantage of the new rate structure. As you debate what you will do if the lower tax rate turns into a modest personal windfall, consider strategies that could have a long-term impact on your portfolio. If your take-home pay increases as a result of the tax break and any rebate check you are entitled to receive--and if it's not eaten up by higher state taxes--consider investing at least one third of it. Consider adding it to your retirement account, using it to start an education account for your child or setting it aside for an emergency. But make a commitment and stick to it. Think of it as found money, because that is what it is. You didn't have it before. But now that you've found it, you can put it to work for a long-term goal.

And, before you take advice from a television pundit or a magazine cover story, talk to your financial advisor. There may be tax-related strategies that make sense for you. But there are no one-size-fits-all solutions. Keep in mind that tax rates change, and many of the provisions of this law are set to expire in just a few short years.

CONSOLIDATION AND A NEW NAME: COLUMBIA

On a separate note, I am pleased to announce that, effective April 1, 2003, six of the asset management firms brought together when Columbia Management Group, Inc. was formed were consolidated and renamed Columbia Management Advisors, Inc. (Columbia Management). This consolidation does not affect the management or investment objectives of your fund and is the next step in our efforts to create a consistent identity and to streamline our organization. By consolidating these firms, we are able to create a more efficient organizational structure and strengthen certain key functions, such as research. Although the name of the asset manager familiar to you has changed, what hasn't changed is the commitment of our specialized investment teams to a multi-disciplined approach to investing, focused on our goal of offering shareholders the best products and services.

Sincerely,

/s/ Joseph R. Palombo
Joseph R. Palombo
President

   MEET THE NEW PRESIDENT

   Joseph R. Palombo, president and chairman of the Board of Trustees for Liberty Funds, is also chief operating officer and executive vice president of Columbia Management. Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.

           - NOT FDIC INSURED  - MAY LOSE VALUE  - NO BANK GUARANTEE

The examples provided should be viewed as illustrations. They do not constitute tax or legal advice. Neither Columbia Management Advisors, Inc., nor its affiliates, including Liberty Funds Distributor, Inc., provide tax or legal advice. A tax advisor or attorney can provide you with answers to specific questions about taxes and other legal issues.

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

IMPORTANT NOTE TO SHAREHOLDERS

At a special meeting on February 19, 2003, shareholders approved the fund mergers listed below. These mergers occurred during April 2003.

LIBERTY VARIABLE INVESTMENT TRUST

             MERGING FUND                              ACQUIRING FUND                    NEW NAME OF ACQUIRING FUND
----------------------------------------    ------------------------------------    ------------------------------------
-  Colonial Global Equity Fund,             Colonial International Fund for         Columbia International Fund,
   Variable Series                          Growth, Variable Series                 Variable Series
-  Colonial International Horizons Fund,
   Variable Series
-  Stein Roe Global Utilities Fund,
   Variable Series

-  Colonial High Yield Securities Fund,     Columbia High Yield Fund,               Columbia High Yield Fund,
   Variable Series                          Variable Series                         Variable Series
-  Galaxy VIP Columbia High Yield
   Fund II

-  Crabbe Huson Real Estate                 Columbia Real Estate Equity Fund,       Columbia Real Estate Equity Fund,
   Investment Fund, Variable Series         Variable Series                         Variable Series
-  Galaxy VIP Columbia Real Estate
   Equity Fund II

-  Galaxy VIP Growth and Income Fund        Liberty Equity Fund, Variable Series    Liberty Equity Fund, Variable Series
-  Galaxy VIP Equity Fund

-  Liberty Value Fund, Variable Series      Colonial U.S. Growth & Income Fund,     Liberty Growth & Income Fund,
                                            Variable Series                         Variable Series

STEINROE VARIABLE INVESTMENT TRUST

             MERGING FUND                              ACQUIRING FUND                       NAME OF COMBINED FUND
----------------------------------------    ------------------------------------    ------------------------------------
-  Galaxy VIP Asset Allocation Fund         Stein Roe Balanced Fund,                Liberty Asset Allocation Fund,
                                            Variable Series                         Variable Series

-  Galaxy VIP Money Market Fund             Stein Roe Money Market Fund,            Liberty Money Market Fund,
                                            Variable Series                         Variable Series

-  Galaxy VIP Quality Plus Bond Fund        Liberty Federal Securities Fund,        Liberty Federal Securities Fund,
                                            Variable Series                         Variable Series

-  Galaxy VIP Small Company Growth Fund     Stein Roe Small Company Growth Fund,    Liberty Small Company Growth Fund,
                                            Variable Series                         Variable Series

If you were invested in a fund that merged, your investment is now in the acquiring fund. If you have questions about this event, please contact your insurance company.

PERFORMANCE AT A GLANCE
Liberty Variable Investment Trust
SteinRoe Variable Investment Trust
Wanger Advisors Trust

                                                                              AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/03 (%)
                                                                    (CUMULATIVE)
                                                         INCEPTION     6-MONTH        1-YEAR       5-YEAR       10-YEAR       LIFE
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY VARIABLE INVESTMENT TRUST
Colonial Small Cap Value Fund, Variable Series -- A        5/19/98        10.02        -1.65         4.26           --         4.26
Colonial Strategic Income Fund, Variable Series -- A        7/5/94        11.80        18.80         5.55           --         7.69
Columbia High Yield Fund, Variable Series -- A              3/3/98         7.86        11.41         5.46           --         5.71
Columbia International Fund, Variable Series -- A           5/2/94        11.11        -2.39        -3.83           --        -0.46
Columbia Real Estate Equity Fund, Variable Series -- A      3/3/98        11.84         2.86         6.20           --         5.62
Liberty All-Star Equity Fund, Variable Series -- A        11/17/97        16.73         3.64        -1.97           --         0.66
Liberty Equity Fund, Variable Series -- A                  1/11/93        11.91        -2.10        -1.67         8.08           --
Liberty Growth & Income Fund, Variable Series -- A          7/5/94         7.77        -3.97         0.28           --        10.94
Liberty S&P 500 Index Fund, Variable Series -- A           5/30/00        11.46        -0.29           --           --       -10.11
Liberty Select Value Fund, Variable Series -- A            5/30/00         7.59        -6.17           --           --         3.24
Newport Tiger Fund, Variable Series -- A                    5/1/95         7.59        -4.75         5.56           --        -1.91
STEINROE VARIABLE INVESTMENT TRUST
Liberty Asset Allocation Fund, Variable Series -- A         1/1/89         9.29         3.12         0.60         6.51           --
Liberty Federal Securities Fund, Variable Series -- A       1/1/89         3.10         9.15         6.99         6.69           --
Liberty Money Market Fund, Variable Series -- A             1/1/89         0.36         0.89         3.71         4.20           --
Liberty Small Company Growth Fund, Variable Series -- A     1/1/89        17.15         0.25        -0.31         5.84           --
Stein Roe Growth Stock Fund, Variable Series -- A           1/1/89        10.85        -5.00        -5.39         7.24           --

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale.

TABLE OF CONTENTS
Liberty Variable Investment Trust

PORTFOLIO MANAGERS' DISCUSSIONS
   Colonial Small Cap Value Fund, Variable Series                              2
   Colonial Strategic Income Fund, Variable Series                            15
   Columbia High Yield Fund, Variable Series                                  32
   Columbia International Fund, Variable Series                               49
   Columbia Real Estate Equity Fund, Variable Series                          63
   Liberty All-Star Equity Fund, Variable Series                              75
   Liberty Equity Fund, Variable Series                                       88
   Libery Growth & Income Fund, Variable Series                              101
   Liberty S&P 500 Index Fund, Variable Series                               113
   Liberty Select Value Fund, Variable Series                                129
   Newport Tiger Fund, Variable Series                                       139

FINANCIAL STATEMENTS
   Colonial Small Cap Value Fund, Variable Series                              4
   Colonial Strategic Income Fund, Variable Series                            17
   Columbia High Yield Fund, Variable Series                                  34
   Columbia International Fund, Variable Series                               51
   Columbia Real Estate Equity Fund, Variable Series                          65
   Liberty All-Star Equity Fund, Variable Series                              77
   Liberty Equity Fund, Variable Series                                       90
   Libery Growth & Income Fund, Variable Series                              103
   Liberty S&P 500 Index Fund, Variable Series                               115
   Liberty Select Value Fund, Variable Series                                131
   Newport Tiger Fund, Variable Series                                       141

TABLE OF CONTENTS
SteinRoe Variable Investment Trust
Wanger Advisors Trust

STEINROE VARIABLE INVESTMENT TRUST
   PORTFOLIO MANAGERS' DISCUSSIONS
   Liberty Asset Allocation Fund, Variable Series                            152
   Liberty Federal Securities Fund, Variable Series                          177
   Liberty Money Market Fund, Variable Series                                192
   Liberty Small Company Growth Fund, Variable Series                        203
   Stein Roe Growth Stock Fund, Variable Series                              216

   FINANCIAL STATEMENTS
   Liberty Asset Allocation Fund, Variable Series                            153
   Liberty Federal Securities Fund, Variable Series                          178
   Liberty Money Market Fund, Variable Series                                193
   Liberty Small Company Growth Fund, Variable Series                        204
   Stein Roe Growth Stock Fund, Variable Series                              217


                Must be preceded or accompanied by a prospectus.
                     Liberty Funds Distributor, Inc. 8/2003

Liberty Variable Investment Trust


                                LIBERTY VARIABLE
                                INVESTMENT TRUST

PORTFOLIO MANAGER'S DISCUSSION
Colonial Small Cap Value Fund, Variable Series / June 30, 2003

   Colonial Small Cap Value Fund, Variable Series seeks long-term growth by investing primarily in smaller capitalization equities.

   Stephen D. Barbaro, CFA, has managed the fund since June 2002. He joined a predecessor of Columbia Management Advisors, Inc. in 1976.

After three years of declines, stocks made a strong comeback in the first half of 2003. Nearly all sectors posted positive returns, buoyed by an end to the major military campaigns in the war with Iraq and an improved economic outlook. As investor optimism increased, small-cap stocks beat their large-cap counterparts. The fund posted strong gains despite weak stock selection in the industrial and health care sectors.

INEXPENSIVE STOCKS WITH GOOD FINANCIALS FELL FROM FAVOR

We maintained the fund's strategic focus on stocks with inexpensive valuations, good earnings prospects and balance sheets that included low levels of debt and high cash positions. We stayed with our discipline even though the best performers during the spring rally were lower quality names.

   Some of the fund's largest sector positions posted strong returns. Within financials, the fund benefited from focusing on banks, insurers and specialty financial companies. In the consumer discretionary sector, strong stock selection among specialty retailers, restaurants and clothing manufacturers helped performance. Our technology stock picks also did well. However, the fund's technology holdings appreciated less than those in the S&P SmallCap/600 Barra Value Index because we underweighted more speculative Internet and semiconductor equipment names. Our investments in industrial and health care companies also fell behind the index because we avoided the lower-quality, speculative companies that posted the best gains for the period.

OPPORTUNISTIC BUYING AND SELLING

When a stock's valuation is no longer inexpensive or a company's prospects weaken, our strategy is generally to sell and look for better opportunities elsewhere. As a result of this approach, we reduced our stake in the consumer discretionary sector during the period. We sold specialty retailers that had appreciated and restaurants whose prospects had weakened. We invested some of the proceeds in economically-sensitive technology stocks with reasonable valuations, including semi-conductor and hardware stocks as well as software and services names. As the economy continues to show slow and steady economic improvement in the second half of 2003, we believe that small-cap stocks have the potential to benefit.


Economic and market conditions can frequently change. There is no assurance that the trends described here will continue or commence.

Investing in Colonial Small Cap Value Fund, Variable Series may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

PERFORMANCE INFORMATION
Colonial Small Cap Value Fund, Variable Series / June 30, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (%)

                           (CUMULATIVE)
                             6-MONTH         1-YEAR      5-YEAR       LIFE
--------------------------------------------------------------------------
Class A (5/19/98)                10.02        -1.65        4.26       4.26
S&P SmallCap 600/
  Barra Value Index(1)           12.97        -8.38        3.81       3.74

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 5/19/98 - 6/30/03

                                CLASS A SHARES         S&P SMALLCAP 600/BARRA VALUE INDEX
                 May-98               $ 10,020                                   $ 10,000
06/01/1998 - 06/30/1998               $ 10,050                                   $  9,995
07/01/1998 - 07/31/1998               $  9,120                                   $  9,070
08/01/1998 - 08/31/1998               $  7,201                                   $  7,434
09/01/1998 - 09/30/1998               $  7,461                                   $  7,829
10/01/1998 - 10/31/1998               $  7,881                                   $  8,171
11/01/1998 - 11/30/1998               $  8,401                                   $  8,520
12/01/1998 - 12/31/1998               $  8,675                                   $  8,855
01/01/1999 - 01/31/1999               $  8,464                                   $  8,753
02/01/1999 - 02/28/1999               $  7,626                                   $  8,040
03/01/1999 - 03/31/1999               $  7,525                                   $  8,009
04/01/1999 - 04/30/1999               $  8,030                                   $  8,707
05/01/1999 - 05/31/1999               $  8,354                                   $  9,054
06/01/1999 - 06/30/1999               $  8,788                                   $  9,604
07/01/1999 - 07/31/1999               $  8,778                                   $  9,454
08/01/1999 - 08/31/1999               $  8,324                                   $  9,058
09/01/1999 - 09/30/1999               $  8,273                                   $  8,891
10/01/1999 - 10/31/1999               $  8,313                                   $  8,686
11/01/1999 - 11/30/1999               $  8,545                                   $  8,881
12/01/1999 - 12/31/1999               $  9,226                                   $  9,124
01/01/2000 - 01/31/2000               $  8,640                                   $  8,656
02/01/2000 - 02/29/2000               $  9,216                                   $  9,048
03/01/2000 - 03/31/2000               $  9,358                                   $  9,382
04/01/2000 - 04/30/2000               $  9,459                                   $  9,447
05/01/2000 - 05/31/2000               $  9,317                                   $  9,293
06/01/2000 - 06/30/2000               $  9,702                                   $  9,560
07/01/2000 - 07/31/2000               $  9,793                                   $  9,748
08/01/2000 - 08/31/2000               $ 10,582                                   $ 10,318
09/01/2000 - 09/30/2000               $ 10,582                                   $ 10,297
10/01/2000 - 10/31/2000               $ 10,633                                   $ 10,347
11/01/2000 - 11/30/2000               $  9,874                                   $  9,663
12/01/2000 - 12/31/2000               $ 10,969                                   $ 11,028
01/01/2001 - 01/31/2001               $ 11,071                                   $ 11,901
02/01/2001 - 02/28/2001               $ 10,744                                   $ 11,399
03/01/2001 - 03/31/2001               $ 10,570                                   $ 10,926
04/01/2001 - 04/30/2001               $ 11,358                                   $ 11,584
05/01/2001 - 05/31/2001               $ 11,695                                   $ 11,879
06/01/2001 - 06/30/2001               $ 11,777                                   $ 12,333
07/01/2001 - 07/31/2001               $ 11,849                                   $ 12,217
08/01/2001 - 08/31/2001               $ 11,614                                   $ 12,020
09/01/2001 - 09/30/2001               $ 10,226                                   $ 10,300
10/01/2001 - 10/31/2001               $ 10,462                                   $ 10,771
11/01/2001 - 11/30/2001               $ 11,167                                   $ 11,633
12/01/2001 - 12/31/2001               $ 11,990                                   $ 12,472
01/01/2002 - 01/31/2002               $ 12,083                                   $ 12,706
02/01/2002 - 02/28/2002               $ 12,321                                   $ 12,651
03/01/2002 - 03/31/2002               $ 13,182                                   $ 13,750
04/01/2002 - 04/30/2002               $ 13,421                                   $ 14,313
05/01/2002 - 05/31/2002               $ 13,006                                   $ 13,770
06/01/2002 - 06/30/2002               $ 12,591                                   $ 13,155
07/01/2002 - 07/31/2002               $ 11,056                                   $ 11,016
08/01/2002 - 08/31/2002               $ 11,305                                   $ 11,002
09/01/2002 - 09/30/2002               $ 10,531                                   $ 10,192
10/01/2002 - 10/31/2002               $ 10,749                                   $ 10,397
11/01/2002 - 11/30/2002               $ 11,581                                   $ 10,958
12/01/2002 - 12/31/2002               $ 11,255                                   $ 10,668
01/01/2003 - 01/31/2003               $ 10,912                                   $ 10,227
02/01/2003 - 02/28/2003               $ 10,353                                   $  9,849
03/01/2003 - 03/31/2003               $ 10,385                                   $  9,818
04/01/2003 - 04/30/2003               $ 11,202                                   $ 10,707
05/01/2003 - 05/31/2003               $ 12,126                                   $ 11,705
                 Jun-03               $ 12,380                                   $ 12,052

NET ASSET VALUE PER SHARE ($)     12/31/02     6/30/03
------------------------------------------------------
Class A                             10.48       11.53

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of all distributions. The (Standard & Poor's) S&P SmallCap 600/Barra Value Index is an unmanaged index that tracks the performance of value stocks determined by low price-to-book ratios, in the S&P SmallCap 600 Index. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

(1) Index performance is from May 31, 1998.

INVESTMENT PORTFOLIO
Colonial Small Cap Value Fund, Variable Series / June 30, 2003 (Unaudited)

                                                        SHARES         VALUE
                                                     ------------   ------------
COMMON STOCKS--96.5%
CONSUMER DISCRETIONARY--17.5%
AUTO COMPONENTS--1.1%
BorgWarner, Inc.                                            1,900   $    122,360
Modine Manufacturing Co.                                    3,350         64,890
Standard Motor Products, Inc.                               6,500         72,150
                                                                    ------------
                                                                         259,400
                                                                    ------------
AUTOMOBILES--0.2%
Monaco Coach Corp. (a)                                      3,600         55,188
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE--2.9%
Bally Total Fitness Holding Corp. (a)                      12,400        111,972
CBRL Group, Inc.                                            3,900        151,554
Landry's Restaurants, Inc.                                  6,650        156,940
Lone Star Steakhouse & Saloon                               8,850        192,664
Magna Entertainment Corp. (a)                                 100            500
Prime Hospitality Corp. (a)                                11,220         75,286
                                                                    ------------
                                                                         688,916
                                                                    ------------
HOUSEHOLD DURABLES--2.0%
American Greetings Corp. (a)                                6,500        127,660
Bassett Furniture Industries, Inc.                          7,350         97,608
Jacuzzi Brands Inc. (a)                                    18,600         98,394
Russ Berrie & Co, Inc.                                      1,300         47,463
Toro Co.                                                    2,900        115,275
                                                                    ------------
                                                                         486,400
                                                                    ------------
LEISURE EQUIPMENT & PRODUCTS--0.8%
Jakks Pacific, Inc. (a)                                     8,650        114,958
Johnson Outdoors, Inc. (a)                                  4,600         62,790
Travis Boats & Motors, Inc. (a)                            10,336          8,372
                                                                    ------------
                                                                         186,120
                                                                    ------------
MEDIA--1.5%
Alliance Atlantis
   Communications, Inc. (a)                                13,200        191,796
Liberty Corp.                                               3,800        161,500
                                                                    ------------
                                                                         353,296
                                                                    ------------
MULTI-LINE RETAIL--0.9%
Neiman-Marcus Group, Inc. (a)                               3,900        142,740
ShopKo Stores, Inc. (a)                                     5,850         76,050
                                                                    ------------
                                                                         218,790
                                                                    ------------
SPECIALTY RETAIL--5.4%
Building Material Holding Corp.                             3,900         57,759
Dress Barn, Inc. (a)                                        6,300         79,821
Friedman's, Inc.                                            6,800         77,316
Goody's Family Clothing, Inc.                              11,900        102,935
GTSI Corp. (a)                                              3,650         31,755
Hughes Supply, Inc.                                         2,900        100,630
Monro Muffler, Inc. (a)                                     5,750        162,495
Movie Gallery, Inc. (a)                                     5,900        108,855
Office Max Inc. (a)                                        10,300         67,465
Rent-Way, Inc. (a)                                         18,100         84,165
TBC Corp. (a)                                               8,150        155,258
United Rentals, Inc. (a)                                    6,300         87,507
Zale Corp. (a)                                              3,950        158,000
                                                                    ------------
                                                                       1,273,961
                                                                    ------------
TEXTILES & APPAREL--2.7%
Delta Apparel, Inc.                                         3,150   $     51,187
Kellwood Co.                                                6,050        191,362
Maxwell Shoe Co. (a)                                        9,150        131,760
Nautica Enterprises, Inc. (a)                               6,000         76,980
Phillips-Van Heusen                                         1,100         14,993
Russell Corp.                                               6,400        121,600
Stride Rite Corp.                                           5,200         51,792
                                                                    ------------
                                                                         639,674
                                                                    ------------

CONSUMER STAPLES--2.7%
FOOD PRODUCTS--2.0%
Central Garden and Pet Co. (a)                              4,800        114,480
Corn Products International, Inc.                           6,500        195,195
Ralcorp Holdings, Inc. (a)                                  6,950        173,472
                                                                    ------------
                                                                         483,147
                                                                    ------------
PERSONAL PRODUCTS--0.1%
Inter Parfums, Inc. (a)                                     4,800         35,520
                                                                    ------------
TOBACCO--0.6%
Universal Corp.-Va                                          3,200        135,360
                                                                    ------------

ENERGY--5.4%
ENERGY EQUIPMENT & SERVICES--1.6%
Lufkin Industries, Inc.                                     5,450        132,708
Universal Compression
   Holdings, Inc. (a)                                       4,650         96,999
Willbros Group, Inc. (a)                                   14,140        146,915
                                                                    ------------
                                                                         376,622
                                                                    ------------
OIL & GAS--3.8%
Denbury Resources, Inc. (a)                                 8,850        118,855
Harvest Natural Resources,
   Inc. (a)                                                22,950        146,191
Peabody Energy Corp.                                       10,550        354,374
Vintage Petroleum, Inc.                                    12,700        143,256
Westport Resources Corp. (a)                                6,650        151,288
                                                                    ------------
                                                                         913,964
                                                                    ------------

FINANCIALS--20.9%
BANKS--10.5%
Bancfirst Corp.                                               700         36,302
BancorpSouth, Inc.                                          6,200        129,270
Bank of Granite Corp.                                       5,800         98,890
Bryn Mawr Bank Corp.                                        3,800        140,866
Capitol Bancorp, Ltd.                                       2,800         75,880
Chemical Financial Corp.                                    5,967        177,817
Chittenden Corp.                                            7,200        196,920
Community First Bankshares, Inc.                            4,550        124,215
Community Trust Bancorp, Inc.                               3,140         82,080
Corus Bankshares, Inc.                                      3,100        150,133
First Citizens BancShares, Inc.                               900         90,756
First Financial Bankshares, Inc.                            2,875         96,197
Hancock Holding Co.                                         1,400         65,884

                       See Notes to Investment Portfolio.

                                                        SHARES         VALUE
                                                     ------------   ------------
MainSource Financial Group, Inc.                            2,100   $     51,177
MASSBANK Corp.                                              2,000         72,340
Merchants Bancshares, Inc.                                  4,800        124,800
MetroCorp. Bancshares, Inc.                                 1,150         13,915
Mid-State Bancshares                                        8,450        166,888
Northrim BanCorp., Inc.                                     4,400         79,772
Omega Financial Corp.                                       1,700         58,140
Riggs National Corp.                                        9,380        142,764
Simmons First National Corp.                                4,600         92,046
Trico Bancshares                                            6,050        153,852
Whitney Holding Corp.                                       2,100         67,137
                                                                    ------------
                                                                       2,488,041
                                                                    ------------
DIVERSIFIED FINANCIALS--1.9%
Cash America International, Inc.                           16,340        216,015
CompuCredit Corp. (a)                                       3,200         38,880
Metris Cos., Inc.                                          17,800         98,790
MFC Bancorp, Ltd. (a)                                      13,600        112,866
                                                                    ------------
                                                                         466,551
                                                                    ------------
INSURANCE--3.6%
AmerUs Group Co.                                            2,300         64,837
Commerce Group, Inc.                                        3,000        108,600
Delphi Financial Group                                      4,024        188,323
Kansas City Life Insurance Co. (a)                            900         38,556
Navigators Group, Inc.                                      1,600         47,712
Phoenix Cos., Inc.                                         15,150        136,804
RLI Corp.                                                   4,200        138,180
State Auto Financial Corp.                                  4,250         95,412
Universal American Financial
   Corp. (a)                                                5,700         36,309
                                                                    ------------
                                                                         854,733
                                                                    ------------
REAL ESTATE--4.9%
American Financial Realty Trust                             2,800         41,748
Boykin Lodging Co.                                          9,000         70,200
EastGroup Properties, Inc.                                  4,250        114,750
Equity One, Inc.                                            6,900        113,160
Getty Realty Corp.                                          4,850        108,252
Keystone Property Trust                                     4,850         89,774
Mid-America Apartment
   Communities, Inc.                                        4,950        133,699
Nationwide Health
   Properties, Inc.                                         8,150        129,829
PS Business Parks, Inc.                                     5,000        176,500
RFS Hotel Investors, Inc.                                   1,250         15,400
Universal Health Realty Income
   Trust                                                    3,200         86,400
Urstadt Biddle Properties                                   6,600         84,876
                                                                    ------------
                                                                       1,164,588
                                                                    ------------

HEALTH CARE--6.2%
HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
Sola International, Inc. (a)                                7,000        121,800
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES--5.2%
Cross Country Healthcare Inc. (a)                           6,800         89,692
Genesis Health Ventures, Inc. (a)                           7,400        130,610
Humana, Inc. (a)                                           10,000        151,000
Kindred Healthcare, Inc. (a)                                3,800   $     67,792
LifePoint Hospitals, Inc. (a)                               2,300         48,162
MAXIMUS, Inc. (a)                                           2,300         63,549
Pacificare Health Systems (a)                               3,500        172,655
Pediatrix Medical Group, Inc. (a)                           3,400        121,210
Province Healthcare Co. (a)                                 4,500         49,815
Stewart Enterprises, Inc. (a)                              19,500         83,850
Sunrise Assisted Living, Inc. (a)                           4,200         93,996
US Oncology, Inc. (a)                                      23,770        175,660
                                                                    ------------
                                                                       1,247,991
                                                                    ------------
PHARMACEUTICALS--0.5%
Alpharma, Inc.                                              5,200        112,320
                                                                    ------------

INDUSTRIALS--16.7%
AEROSPACE & DEFENSE--1.6%
Armor Holdings, Inc. (a)                                    7,700        103,180
Herley Industries, Inc. (a)                                 4,700         79,806
Ladish Co., Inc. (a)                                       10,950         72,489
Precision Castparts Corp.                                   4,200        130,620
                                                                    ------------
                                                                         386,095
                                                                    ------------
AIR FREIGHT & COURIERS--0.5%
Ryder System, Inc.                                          4,900        125,538
                                                                    ------------
AIRLINES--1.3%
Atlantic Coast Airlines Holdings,
   Inc. (a)                                                 9,300        125,457
Mesaba Holdings, Inc. (a)                                   6,350         39,180
Skywest, Inc.                                               7,400        141,044
                                                                    ------------
                                                                         305,681
                                                                    ------------
BUILDING PRODUCTS--0.9%
NCI Building Systems, Inc. (a)                              5,100         85,170
Watsco, Inc.                                                8,150        134,964
                                                                    ------------
                                                                         220,134
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES--5.2%
Banta Corp.                                                 3,600        116,532
Cable Design Technologies
   Corp. (a)                                                8,900         63,635
Casella Waste Systems, Inc. (a)                            17,000        153,510
Century Business Services, Inc. (a)                        18,600         60,450
Consolidated Graphics, Inc. (a)                             6,950        159,016
Electro Rent Corp. (a)                                      2,950         31,801
Handleman Co. (a)                                           9,000        144,000
Imagistics International, Inc. (a)                          7,650        197,370
Kimball International                                       8,900        138,840
ProsoftTraining (a)                                        53,554         23,028
Sourcecorp (a)                                              4,700        101,520
Teletech Holdings Inc. (a)                                  9,400         39,762
                                                                    ------------
                                                                       1,229,464
                                                                    ------------
CONSTRUCTION & ENGINEERING--2.0%
Chicago Bridge & Iron Co. NV                                4,520        102,514
Comfort Systems USA, Inc. (a)                              16,450         43,263
EMCOR Group, Inc. (a)                                       4,500        222,120
Shaw Group, Inc. (a)                                        7,850         94,592
                                                                    ------------
                                                                         462,489
                                                                    ------------

                       See Notes to Investment Portfolio.

                                                        SHARES         VALUE
                                                     ------------   ------------
ELECTRICAL EQUIPMENT--0.9%
Genlyte Group, Inc. (a)                                     2,600   $     90,922
Tecumseh Products Co.                                       3,200        122,592
                                                                    ------------
                                                                         213,514
                                                                    ------------
INDUSTRIAL CONGLOMERATES--0.4%
Carlisle Cos., Inc.                                         2,500        105,400
                                                                    ------------
MACHINERY--3.1%
Alamo Group, Inc.                                           3,600         43,992
Briggs & Stratton                                           2,300        116,150
Esterline Technologies Corp. (a)                            7,000        121,870
Harsco Corp.                                                5,400        194,670
Kadant, Inc. (a)                                            6,600        123,750
Oshkosh Truck Corp.                                         2,200        130,504
                                                                    ------------
                                                                         730,936
                                                                    ------------
ROAD & RAIL--0.8%
Covenant Transport, Inc. (a)                                5,450         92,650
Kansas City Southern                                        5,450         65,564
US Xpress Enterprises, Inc. (a)                             3,200         34,112
                                                                    ------------
                                                                         192,326
                                                                    ------------

INFORMATION TECHNOLOGY--14.8%
COMMUNICATIONS EQUIPMENT--1.6%
Allen Telecom, Inc. (a)                                     6,600        109,032
Black Box Corp.                                             3,000        108,600
Optical Communication
   Products, Inc. (a)                                      23,900         43,020
Tollgrade Communications, Inc. (a)                          6,150        114,698
                                                                    ------------
                                                                         375,350
                                                                    ------------
COMPUTERS & PERIPHERALS--1.9%
Crossroads Systems, Inc. (a)                               11,800         19,930
Electronics for Imaging (a)                                 4,700         95,363
Hutchinson Technology, Inc. (a)                             1,100         36,179
Imation Corp.                                               1,200         45,384
Intergraph Corp. (a)                                        5,000        107,500
Iomega Corp. (a)                                           12,900        136,740
                                                                    ------------
                                                                         441,096
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.3%
Analogic Corp.                                              1,900         92,644
Anixter International, Inc. (a)                             2,950         69,118
Benchmark Electronics, Inc. (a)                             3,500        107,660
Checkpoint Systems, Inc. (a)                                7,100        100,465
MTS Systems Corp.                                           8,250        121,605
NU Horizons Electronics Corp. (a)                          11,600         69,600
Pioneer Standard Electronics                               11,750         99,640
Plexus Corp. (a)                                            7,400         85,322
Somera Communications, Inc. (a)                            19,200         28,032
Tech Data Corp. (a)                                         4,400        117,524
Vishay Intertechnology, Inc. (a)                           10,000        132,000
                                                                    ------------
                                                                       1,023,610
                                                                    ------------
INTERNET SOFTWARE & SERVICES--1.2%
SonicWALL, Inc. (a)                                        24,650        118,320
Stellent Inc. (a)                                          13,000         70,200
Trizetto Group (a)                                          5,300   $     32,012
Valueclick, Inc. (a)                                       11,650         70,250
                                                                    ------------
                                                                         290,782
                                                                    ------------
INFORMATION TECHNOLOGY
   CONSULTING & SERVICES--2.4%
Acxiom Corp. (a)                                            6,900        104,121
American Management Systems,
   Inc. (a)                                                12,600        179,928
Computer Horizons Corp. (a)                                 8,500         38,590
Management Network Group,
   Inc. (a)                                                34,282         66,850
MPS Group, Inc. (a)                                        26,100        179,568
                                                                    ------------
                                                                         569,057
                                                                    ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTION--1.8%
Dupont Photomasks, Inc. (a)                                 5,350        100,740
Exar Corp. (a)                                              4,700         74,401
Integrated Device Technology (a)                           10,200        112,710
Pericom Semiconductor Corp. (a)                             7,100         66,030
Zoran Corp. (a)                                             4,300         82,603
                                                                    ------------
                                                                         436,484
                                                                    ------------
SOFTWARE--1.6%
Novell, Inc. (a)                                           24,050         74,074
Pervasive Software, Inc. (a)                               13,050         69,818
PLATO Learning, Inc. (a)                                   18,362        105,582
Sybase, Inc. (a)                                            8,600        119,626
                                                                    ------------
                                                                         369,100
                                                                    ------------

MATERIALS--6.0%
CHEMICALS--3.0%
Cytec Industries, Inc. (a)                                  7,200        243,360
HB Fuller Co.                                               4,300         94,686
Lubrizol Corp.                                              5,100        158,049
Minerals Technologies, Inc.                                 2,700        131,382
Schulman (A.), Inc.                                         5,450         87,527
                                                                    ------------
                                                                         715,004
                                                                    ------------
CONSTRUCTION MATERIALS--0.8%
Amcol International Corp.                                   5,000         40,000
Centex Construction Products, Inc.                          3,500        140,315
                                                                    ------------
                                                                         180,315
                                                                    ------------
CONTAINERS & PACKAGING--0.9%
Aptargroup, Inc.                                            3,200        115,200
Greif, Inc.                                                 4,150         95,450
                                                                    ------------
                                                                         210,650
                                                                    ------------
METALS & MINING--0.9%
Carpenter Technology Corp.                                  7,000        109,200
RTI International Metals, Inc. (a)                          9,350        101,260
                                                                    ------------
                                                                         210,460
                                                                    ------------
PAPER & FOREST PRODUCTS--0.4%
Glatfelter                                                  3,700         54,575
Schweitzer-Mauduit
   International, Inc.                                      2,000         48,280
                                                                    ------------
                                                                         102,855
                                                                    ------------

                       See Notes to Investment Portfolio.

                                                        SHARES         VALUE
                                                     ------------   ------------
TELECOMMUNICATION SERVICES--1.6%
DIVERSIFIED TELECOMMUNICATION--1.5%
Advanced Fibre Communications (a)                           7,800   $    126,906
Mastec, Inc. (a)                                           23,800        137,088
North Pittsburgh Systems, Inc.                              5,200         78,364
                                                                    ------------
                                                                         342,358
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
Metro One Telecommunications (a)                            5,500         28,380
                                                                    ------------

UTILITIES--4.7%
ELECTRIC UTILITIES--3.6%
Central Vermont Public Service Corp.                        7,700        150,535
CH Energy Group, Inc.                                       5,200        234,000
El Paso Electric Co. (a)                                    8,400        103,572
Maine Public Service Co.                                    1,600         52,016
MGE Energy, Inc.                                            3,000         94,500
Northeast Utilities                                        12,400        207,576
                                                                    ------------
                                                                         842,199
                                                                    ------------
GAS UTILITIES--0.8%
Cascade Natural Gas Corp.                                   3,400         64,940
Northwest Natural Gas Co.                                   2,400         65,400
WGL Holdings, Inc.                                          2,600         69,420
                                                                    ------------
                                                                         199,760
                                                                    ------------
MULTI-UTILITIES--0.3%
MDU Resources Group, Inc.                                   1,900         63,631
                                                                    ------------
TOTAL COMMON STOCKS
   (cost of $20,780,056)                                              22,935,050
                                                                    ------------

LIMITED PURPOSE TRUST--0.2%
INDUSTRIALS--0.2%
TRADING COMPANIES & DISTRIBUTORS--0.2%
Versacold Income Fund
   (cost of $43,984)                                        8,150         49,474
                                                                    ------------

SINGLE PURPOSE TRUST--0.2%
MATERIALS--0.2%
PAPER & FOREST PRODUCTS--0.2%
PRT Forest Regeneration Income Fund
   (cost of $35,585)                                        5,500         37,323
                                                                    ------------

                                                         PAR           VALUE
                                                     ------------   ------------
SHORT-TERM OBLIGATION--3.6%
Repurchase agreement with
   State Street Bank & Trust Co.,
   dated 6/30/2003, due 7/1/2003 at
   1.000%, collateralized by a
   U.S.Treasury Bond maturing
   5/15/2030, market
   value $871,281
   (repurchase proceeds $854,024)
   (cost of $854,000)                                $    854,000   $    854,000
                                                                    ------------
TOTAL INVESTMENTS--100.5%
   (cost of $21,713,625) (b)                                          23,875,847
                                                                    ------------
OTHER ASSETS & LIABILITIES, NET--(0.5)%                                 (118,142)
                                                                    ------------
NET ASSETS--100.0%                                                  $ 23,757,705
                                                                    ============

NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing.
(b) Cost for both financial statement and federal income tax purposes is the same.

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Colonial Small Cap Value Fund, Variable Series / June 30, 2003 (Unaudited)

ASSETS:
Investments, at cost                                                $ 21,713,625
                                                                    ------------
Investments, at value                                               $ 23,875,847
Cash                                                                         281
Receivable for:
   Fund shares sold                                                       58,595
   Interest                                                                   24
   Dividends                                                              21,707
Deferred Trustees' compensation plan                                       2,752
                                                                    ------------
     TOTAL ASSETS                                                     23,959,206
                                                                    ------------
LIABILITIES:
Expense reimbursement due to Manager/Distributer                           6,328
Payable for:
   Investments purchased                                                  39,647
   Fund shares repurchased                                               124,942
   Management fee                                                         15,177
   Distribution fee--Class B                                                 138
   Transfer agent fee                                                        595
   Audit fee                                                               4,804
   Reports to Shareholders                                                 6,671
Deferred Trustees' fee                                                     2,752
Other liabilities                                                            447
                                                                    ------------
     TOTAL LIABILITIES                                                   201,501
                                                                    ------------
NET ASSETS                                                          $ 23,757,705
                                                                    ------------
COMPOSITION OF NET ASSETS:
Paid-in capital                                                     $ 21,731,794
Undistributed net investment income                                       54,459
Accumulated net realized loss                                           (190,770)
Net unrealized appreciation on investments                             2,162,222
                                                                    ------------
NET ASSETS                                                          $ 23,757,705
                                                                    ------------
CLASS A:
Net assets                                                          $  8,483,342
Shares outstanding                                                       735,535
                                                                    ============
Net asset value per share                                           $      11.53
                                                                    ============
CLASS B:
Net assets                                                          $ 15,274,363
Shares outstanding                                                     1,325,159
                                                                    ============
Net asset value per share                                           $      11.53
                                                                    ============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Colonial Small Cap Value Fund, Variable Series
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends                                                                        $    155,923
Interest                                                                                1,804
                                                                                 ------------
   Total Investment Income (net of foreign taxes withheld of $739)                    157,727
                                                                                 ------------
EXPENSES:
Management fee                                                                         78,288
Distribution fee--Class B                                                              14,965
Pricing and bookkeeping fees                                                            5,404
Transfer agent fee                                                                      3,720
Trustees' fee                                                                           3,227
Custody fee                                                                             9,880
Audit fee                                                                               8,760
Other expenses                                                                          5,028
                                                                                 ------------
   Total Expenses                                                                     129,272
Fees and expenses waived or reimbursed by Manager                                      (6,658)
Fees reimbursed by Distributor--Class B                                               (14,965)
Custody earnings credit                                                                   (25)
                                                                                 ------------
   Net Expenses                                                                       107,624
                                                                                 ------------
Net Investment Income                                                                  50,103
                                                                                 ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
   Investments                                                                       (614,575)
   Foreign currency transactions                                                          384
                                                                                 ------------
     Net realized loss                                                               (614,191)
                                                                                 ------------
Net change in unrealized appreciation/depreciation on:
   Investments                                                                      2,623,747
   Foreign currency translations                                                           23
                                                                                 ------------
     Net change in unrealized appreciation/depreciation                             2,623,770
                                                                                 ------------
Net Gain                                                                            2,009,579
                                                                                 ------------
Net Increase in Net Assets from Operations                                       $  2,059,682
                                                                                 ============

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
Colonial Small Cap Value Fund, Variable Series

                                                                                  (UNAUDITED)
                                                                                  SIX MONTHS
                                                                                     ENDED       YEAR ENDED
                                                                                   JUNE 30,     DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                                   2003           2002
----------------------------------                                               ------------   ------------
OPERATIONS:
Net investment income                                                            $     50,103   $     37,492
Net realized gain (loss) on investments and foreign currency transactions            (614,191)     1,098,128
Net change in unrealized appreciation/depreciation on investments and foreign
   currency translations                                                            2,623,770     (2,952,616)
                                                                                 ------------   ------------
        Net Increase (Decrease) from Operations                                     2,059,682     (1,816,996)
                                                                                 ------------   ------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
    Class A                                                                                --         (8,389)
    Class B                                                                                --        (12,808)
From net realized gains:
    Class A                                                                                --       (263,235)
    Class B                                                                                --       (401,913)
                                                                                 ------------   ------------
Total Distributions Declared to Shareholders                                               --       (686,345)
                                                                                 ------------   ------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                                    1,043,530      4,146,927
   Distributions reinvested                                                                --        271,624
   Redemptions                                                                     (1,210,696)    (4,761,716)
                                                                                 ------------   ------------
        Net Decrease                                                                 (167,166)      (343,165)
                                                                                 ------------   ------------
Class B:
   Subscriptions                                                                    3,200,644      6,130,731
   Distributions reinvested                                                                --        414,721
   Redemptions                                                                     (1,307,717)    (2,107,183)
                                                                                 ------------   ------------
        Net Increase                                                                1,892,927      4,438,269
                                                                                 ------------   ------------
Net Increase from Share Transactions                                                1,725,761      4,095,104
                                                                                 ------------   ------------
Total Increase in Net Assets                                                        3,785,443      1,591,763
NET ASSETS:
Beginning of period                                                                19,972,262     18,380,499
                                                                                 ------------   ------------
End of period (including undistributed net investment income of $54,459 and
   $4,356, respectively)                                                         $ 23,757,705   $ 19,972,262
                                                                                 ============   ============
CHANGES IN SHARES:
Class A:
   Subscriptions                                                                       99,825        350,768
   Issued for distributions reinvested                                                     --         25,946
   Redemptions                                                                       (117,541)      (433,274)
                                                                                 ------------   ------------
        Net Decrease                                                                  (17,716)       (56,560)
                                                                                 ------------   ------------
Class B:
   Subscriptions                                                                      295,611        524,962
   Issued for distributions reinvested                                                     --         39,619
   Redemptions                                                                       (123,911)      (191,963)
                                                                                 ------------   ------------
        Net Increase                                                                  171,700        372,618
                                                                                 ------------   ------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Colonial Small Cap Value Fund, Variable Series / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

   ORGANIZATION--Colonial Small Cap Value Fund, Variable Series (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek long-term growth by investing primarily in smaller capitalization stocks of U.S. companies. The Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. The Fund offers two classes of shares: Class A and Class B. Each share of a class represents an equal proportionate beneficial interest in that share class and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of their share class available for distribution to shareholders upon liquidation of the Fund. Shares of the Fund are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On April 1, 2003, Liberty Advisory Services Corp., the investment advisor to the Fund and Colonial Management Associates, Inc. ("Colonial"), the sub-advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect wholly owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Liberty Advisory Services Corp. and Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Columbia provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund. Columbia also provides pricing and bookkeeping services to the Fund. Liberty Funds Distributor, Inc. ("LFD"), an affiliate of Columbia, serves as the principal underwriter of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION AND TRANSACTIONS--Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS--All income, expenses (other than the Class B distribution fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share data and ratios reflect the distribution fee applicable to Class B shares only.

   FEDERAL INCOME TAXES--Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

   DISTRIBUTIONS TO SHAREHOLDERS--The Fund intends to distribute as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of investments. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution. Income and capital gain distributions are determined in accordance with federal income tax regulations.

   FOREIGN CURRENCY TRANSACTIONS--Net realized and unrealized gains (losses) on foreign currency transactions and translations includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

   OTHER--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

   MANAGEMENT FEE--Columbia receives a monthly fee equal to 0.80% annually of the Fund's average daily net assets.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. The Fund also pays out-of-pocket costs for pricing services.

   TRANSFER AGENT FEE--Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for an annual rate of $7,500.

   DISTRIBUTION FEE--The Fund has adopted a 12b-1 plan, which requires it to pay LFD a monthly distribution fee equal to 0.25% annually of Class B average daily net assets.

   EXPENSE LIMITS--Columbia and LFD have voluntarily agreed to reimburse all expenses, including management fees and distribution fees, but excluding interest, taxes, brokerage and extraordinary expenses incurred by the Fund, in excess of 1.10% annually of the Fund's average daily net assets. LFD will first reimburse the Class B distribution fee up to 0.25% annually to reach the 1.10% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed to reach the expense limit, Columbia will then waive a portion of its management fee to reach the expense limit. This arrangement may be terminated or modified by Columbia or LFD at any time.

   OTHER--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $25 of custody fees were reduced by balance credits for the six months ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

   INVESTMENT ACTIVITY--For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $8,624,530 and $7,381,518, respectively.

Unrealized appreciation (depreciation) at June 30, 2003, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation         $ 3,047,775
     Gross unrealized depreciation            (885,553)
                                           -----------
       Net unrealized appreciation         $ 2,162,222
                                           ===========

   OTHER--The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified. Investing in the Fund may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

FINANCIAL HIGHLIGHTS
Colonial Small Cap Value Fund, Variable Series--Class A Shares

Selected data for a share outstanding throughout each period is as follows:

                                                (UNAUDITED)
                                                 SIX MONTHS                                                           PERIOD
                                                   ENDED                     YEAR ENDED DECEMBER 31,                  ENDED
                                                  JUNE 30,       -----------------------------------------------   DECEMBER 31,
                                                    2003           2002         2001         2000         1999       1998 (a)
                                                ------------     --------     --------     --------     --------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  10.48       $  11.56     $  10.73     $   9.12     $   8.59     $  10.00
                                                  --------       --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                             0.03           0.02         0.02         0.07         0.02         0.08
Net realized and unrealized gain (loss) on
   investments and foreign currency                   1.02          (0.73)        0.98         1.65         0.52        (1.41)
                                                  --------       --------     --------     --------     --------     --------
     Total from Investment Operations                 1.05          (0.71)        1.00         1.72         0.54        (1.33)
                                                  --------       --------     --------     --------     --------     --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                              --          (0.01)       (0.02)       (0.05)       (0.01)       (0.07)
In excess of net investment income                      --             --           --           --           --        (0.01)
From net realized gains                                 --          (0.36)       (0.15)       (0.06)          --           --
                                                  --------       --------     --------     --------     --------     --------
     Total Distributions Declared to
       Shareholders                                     --          (0.37)       (0.17)       (0.11)       (0.01)       (0.08)
                                                  --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                    $  11.53       $  10.48     $  11.56     $  10.73     $   9.12     $   8.59
                                                  ========       ========     ========     ========     ========     ========
Total return (c)(d)(e)                               10.02%(f)      (6.12)%       9.30%       18.88%        6.34%      (13.25)%(f)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (g)                                          1.10%(h)       1.10%        1.10%        1.07%        1.00%        1.00%(h)
Net investment income (g)                             0.51%(h)       0.18%        0.22%        0.76%        0.23%        1.41%(h)
Waiver/reimbursement                                  0.07%(h)       0.04%        0.22%        0.82%        2.66%        3.32%(h)
Portfolio turnover rate                                 37%(f)        125%          56%          54%          74%          51%(f)
Net assets, end of period (000's)                 $  8,483       $  7,893     $  9,361     $  7,616     $  3,817     $  1,782

(a) For the period from commencement of operations on May 19, 1998 to December 31, 1998.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested.
(d) Had the Manager and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h) Annualized.

PORTFOLIO MANAGER'S DISCUSSION
Colonial Strategic Income Fund, Variable Series / June 30, 2003

   Colonial Strategic Income Fund, Variable Series seeks current income consistent with prudent risk and maximum total return.

   Laura A. Ostrander is the fund's portfolio manager. She has managed or co-managed a number of funds for Columbia Management Advisors, Inc. and its predecessors since 1996.

At the beginning of the period, investors remained wary of equities as issues over corporate governance and accounting scandals undermined confidence, and corporate profits showed little growth. Uncertainty about the outcome of a confrontation with Iraq also hung over the financial markets. During the second quarter, the major campaigns of the war ended, yields on US Treasuries reached a 45-year low and the Federal Reserve Board cut a key short-term interest rate to 1.0%. As a result, many investors were willing to take on additional risk in order to get additional yield. Low interest rates and an accommodating attitude on the part of banks also helped the environment for high-yield bonds. Debt issued by emerging markets benefited from the reduced uncertainty that followed the declaration of military victory in Iraq as well as low global interest rates. In addition, the US dollar, long felt to be overvalued against other world currencies, fell sharply.

   We increased our exposure to high-yield bonds, which benefited performance. The timing of our decision allowed us to participate significantly in the high-yield rally that began in the fourth quarter of 2002. Our emerging markets debt also performed well as investors looked outside the United States in search of additional yield. Yields of non-US government bonds were generally in line with US Treasuries. But as the value of the US dollar declined, non-US government bonds outperformed US Treasuries. The fund's exposure to bonds denominated in the Australian dollar, the New Zealand dollar, and the euro all helped performance as the US dollar declined sharply against other world currencies. At the end of the period, the fund's assets were divided roughly as follows: 40% in high-yield bonds; 26% in US Treasuries, other US government bonds and preferred stock; and 31% in non-US developed and emerging-market debt. The balance of our investments was in short-term securities and other assets. We kept our currency exposure stable during the period.

LOOKING AHEAD

We plan to maintain our exposure to high-yield bonds around the current level because we expect firmer economic growth in the second half of 2003. We are unlikely to increase exposure because we believe that this view on the economy is already priced into the market. Emerging market bonds continue to offer value at current levels, although we expect the pace of outperformance to slow. We also believe that the pace of the US dollar's decline versus other currencies will slow, and we will take this into consideration in managing our currency exposure going forward.


Economic and market conditions can frequently change. There is no assurance that the trends described here will continue or commence.

Strategic investing offers attractive income and total return opportunities, but also involves certain risks. The value and return of your investment may fluctuate as a result of changes in interest rates, the financial strength of issuers of lower-rated bonds, foreign, political and economic developments, and changes in currency exchange rates.

Some of the countries the fund invests in are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Investing in high-yield securities offers the potential for high current income and attractive total return, but involves certain risks. Lower-rated bond risks include default of the issuer, rising interest rates and risk associated with investing in securities of foreign and emerging markets, including currency exchange rate fluctuations and economic and political change.

PERFORMANCE INFORMATION
Colonial Strategic Income Fund, Variable Series / June 30, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (%)

                             (CUMULATIVE)
                                6-MONTH       1-YEAR      5-YEAR      LIFE
---------------------------------------------------------------------------
Class A (7/5/94)                 11.80        18.80        5.55       7.69
Lehman Brothers
   Government/Credit
   Index(1)                       5.23        13.15        7.84       8.38

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 7/5/94 - 6/30/03

              CLASS A SHARES        LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX
    Jul-94          $ 10,000                                       $ 10,000
 7/31/1994          $ 10,080                                       $ 10,200
 8/31/1994          $ 10,130                                       $ 10,204
 9/30/1994          $ 10,091                                       $ 10,050
10/31/1994          $ 10,131                                       $ 10,039
11/30/1994          $ 10,021                                       $ 10,021
12/31/1994          $ 10,110                                       $ 10,087
 1/31/1995          $ 10,244                                       $ 10,281
 2/28/1995          $ 10,492                                       $ 10,519
 3/31/1995          $ 10,678                                       $ 10,590
 4/30/1995          $ 10,875                                       $ 10,738
 5/31/1995          $ 11,174                                       $ 11,188
 6/30/1995          $ 11,225                                       $ 11,277
 7/31/1995          $ 11,328                                       $ 11,233
 8/31/1995          $ 11,328                                       $ 11,377
 9/30/1995          $ 11,524                                       $ 11,493
10/31/1995          $ 11,679                                       $ 11,662
11/30/1995          $ 11,792                                       $ 11,855
12/31/1995          $ 11,959                                       $ 12,029
 1/31/1996          $ 12,134                                       $ 12,103
 2/29/1996          $ 12,036                                       $ 11,847
 3/31/1996          $ 11,982                                       $ 11,747
 4/30/1996          $ 12,036                                       $ 11,666
 5/31/1996          $ 12,046                                       $ 11,646
 6/30/1996          $ 12,122                                       $ 11,801
 7/31/1996          $ 12,220                                       $ 11,828
 8/31/1996          $ 12,362                                       $ 11,799
 9/30/1996          $ 12,612                                       $ 12,009
10/31/1996          $ 12,807                                       $ 12,289
11/30/1996          $ 13,112                                       $ 12,515
12/31/1996          $ 13,134                                       $ 12,376
 1/31/1997          $ 13,099                                       $ 12,391
 2/28/1997          $ 13,195                                       $ 12,417
 3/31/1997          $ 13,005                                       $ 12,269
 4/30/1997          $ 13,171                                       $ 12,448
 5/31/1997          $ 13,386                                       $ 12,564
 6/30/1997          $ 13,576                                       $ 12,715
 7/31/1997          $ 13,898                                       $ 13,104
 8/31/1997          $ 13,803                                       $ 12,957
 9/30/1997          $ 14,101                                       $ 13,160
10/31/1997          $ 14,125                                       $ 13,371
11/30/1997          $ 14,197                                       $ 13,442
12/31/1997          $ 14,335                                       $ 13,583
 1/31/1998          $ 14,566                                       $ 13,775
 2/28/1998          $ 14,604                                       $ 13,747
 3/31/1998          $ 14,706                                       $ 13,790
 4/30/1998          $ 14,771                                       $ 13,859
 5/31/1998          $ 14,836                                       $ 14,007
 6/30/1998          $ 14,861                                       $ 14,150
 7/31/1998          $ 14,990                                       $ 14,161
 8/31/1998          $ 14,435                                       $ 14,437
 9/30/1998          $ 14,757                                       $ 14,850
10/31/1998          $ 14,782                                       $ 14,745
11/30/1998          $ 15,207                                       $ 14,833
12/31/1998          $ 15,198                                       $ 14,870
 1/31/1999          $ 15,321                                       $ 14,976
 2/28/1999          $ 15,143                                       $ 14,619
 3/31/1999          $ 15,349                                       $ 14,692
 4/30/1999          $ 15,555                                       $ 14,729
 5/31/1999          $ 15,239                                       $ 14,577
 6/30/1999          $ 15,253                                       $ 14,532
 7/31/1999          $ 15,239                                       $ 14,492
 8/31/1999          $ 15,184                                       $ 14,480
 9/30/1999          $ 15,266                                       $ 14,610
10/31/1999          $ 15,266                                       $ 14,648
11/30/1999          $ 15,362                                       $ 14,639
12/31/1999          $ 15,468                                       $ 14,550
 1/31/2000          $ 15,320                                       $ 14,546
 2/29/2000          $ 15,513                                       $ 14,728
 3/31/2000          $ 15,454                                       $ 14,941
 4/30/2000          $ 15,321                                       $ 14,868
 5/31/2000          $ 15,188                                       $ 14,855
 6/30/2000          $ 15,468                                       $ 15,158
 7/31/2000          $ 15,588                                       $ 15,318
 8/31/2000          $ 15,751                                       $ 15,534
 9/30/2000          $ 15,565                                       $ 15,593
10/31/2000          $ 15,284                                       $ 15,692
11/30/2000          $ 15,016                                       $ 15,960
12/31/2000          $ 15,494                                       $ 16,274
 1/31/2001          $ 16,135                                       $ 16,548
 2/28/2001          $ 16,185                                       $ 16,718
 3/31/2001          $ 15,840                                       $ 16,795
 4/30/2001          $ 15,709                                       $ 16,669
 5/31/2001          $ 15,775                                       $ 16,766
 6/30/2001          $ 15,594                                       $ 16,846
 7/31/2001          $ 15,659                                       $ 17,266
 8/31/2001          $ 15,938                                       $ 17,487
 9/30/2001          $ 15,477                                       $ 17,648
10/31/2001          $ 15,921                                       $ 18,096
11/30/2001          $ 16,135                                       $ 17,799
12/31/2001          $ 16,064                                       $ 17,658
 1/31/2002          $ 16,136                                       $ 17,787
 2/28/2002          $ 16,171                                       $ 17,939
 3/31/2002          $ 16,225                                       $ 17,574
 4/30/2002          $ 16,531                                       $ 17,915
 5/31/2002          $ 16,604                                       $ 18,080
 6/30/2002          $ 16,388                                       $ 18,234
 7/31/2002          $ 16,208                                       $ 18,453
 8/31/2002          $ 16,497                                       $ 18,866
 9/30/2002          $ 16,587                                       $ 19,272
10/31/2002          $ 16,642                                       $ 19,087
11/30/2002          $ 17,002                                       $ 19,098
12/31/2002          $ 17,416                                       $ 19,604
 1/31/2003          $ 17,632                                       $ 19,604
 2/28/2003          $ 18,004                                       $ 19,953
 3/31/2003          $ 18,161                                       $ 19,927
 4/30/2003          $ 18,826                                       $ 20,140
 5/31/2003          $ 19,334                                       $ 20,712
    Jun-03          $ 19,466                                       $ 20,634

NET ASSET VALUE PER SHARE ($)    12/31/02     6/30/03
------------------------------------------------------
Class A                            8.90        9.95

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of all distributions. The Lehman Brothers Government/Credit Index is an unmanaged index that tracks the performance of a selection of US government and investment grade US corporate bonds. Indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

(1) Index performance is from June 30, 1994.

INVESTMENT PORTFOLIO
Colonial Strategic Income Fund, Variable Series / June 30, 2003 (Unaudited)

                                                           PAR              VALUE
                                                     ---------------   ---------------
CORPORATE FIXED-INCOME
   BONDS & NOTES--39.7%
CONSTRUCTION--1.2%
BUILDING CONSTRUCTION--1.2%
Associated Materials, Inc.,
   9.750% 04/15/12                                   $       190,000   $       207,100
Atrium Companies, Inc.,
   10.500% 05/01/09                                          130,000           137,800
Congoleum Corp.,
   8.625% 08/01/08                                           140,000            87,500
D.R. Horton, Inc.,
   9.750% 09/15/10                                           575,000           667,000
K. Hovnanian Enterprise, Inc.:
   8.875% 04/01/12                                            45,000            48,712
   10.500% 10/01/07                                          250,000           292,500
Lyon Williams Homes, Inc.,
   10.750% 04/01/13                                          140,000           148,400
Standard Pacific Corp.,
   9.250% 04/15/12                                           275,000           306,625
                                                                       ---------------
                                                                             1,895,637
                                                                       ---------------

CONSUMER STAPLES--0.3%
HOUSEHOLD PRODUCTS--0.2%
American Greetings Corp.,
   11.750% 07/15/08                                          175,000           201,688
Armkel LLC,
   9.500% 08/15/09                                           115,000           129,950
                                                                       ---------------
                                                                               331,638
                                                                       ---------------
OFFICE EQUIPMENTS--0.1%
Xerox Corp.,
   7.125% 06/15/10                                           100,000           100,750
                                                                       ---------------

FINANCE, INSURANCE & REAL ESTATE--0.8%
FINANCIAL SERVICES--0.6%
Arch Western Finance,
   6.750% 07/01/13 (a)                                        70,000            71,575
MDP Acquisitions PLC,
   9.625% 10/01/12 (a)                                       340,000           375,700
Orion Power Holdings, Inc.,
   12.000% 05/01/10                                           75,000            86,625
Thornburg Mortgage, Inc.,
   8.000% 05/15/13                                           160,000           163,200
Tiers-MIR-2001-14,
   7.200% 06/15/04 (a)                                       270,000           207,900
                                                                       ---------------
                                                                               905,000
                                                                       ---------------
INSURANCE AGENTS & BROKERS--0.1%
Willis Corroon Corp.,
   9.000% 02/01/09                                           190,000           203,300
                                                                       ---------------
REAL ESTATE--0.1%
Forest City Enterprises, Inc.,
   7.625% 06/01/15                                           105,000           107,625
iStar Financial, Inc.,
   8.750% 08/15/08                                           125,000           137,500
                                                                       ---------------
                                                                               245,125
                                                                       ---------------

MANUFACTURING--10.8%
APPAREL--0.2%
Levi Strauss & Co.,
   12.250% 12/15/12                                  $       135,000   $       112,388
Warnaco, Inc.,
   8.875% 06/15/13 (a)                                        65,000            67,925
William Carter Co.,
   10.875% 08/15/11                                          150,000           169,313
                                                                       ---------------
                                                                               349,626
                                                                       ---------------
AUTO PARTS & EQUIPMENT--0.2%
Rexnord Corp.,
   10.125% 12/15/12 (a)                                       85,000            93,500
TRW Automotive Acquisition,
   11.000% 02/15/13                                          215,000           236,500
United Components, Inc.,
   9.375% 06/15/13 (a)                                        40,000            42,100
                                                                       ---------------
                                                                               372,100
                                                                       ---------------
AUTOMOBILES--0.0%
General Motors,
   7.125% 07/15/13                                            80,000            80,251
                                                                       ---------------
CHEMICALS & ALLIED PRODUCTS--1.8%
Avecia Group PLC,
   11.000% 07/01/09                                          200,000           180,000
Equistar Chemicals LP,
   10.125% 09/01/08                                          145,000           148,987
FMC Corp.,
   10.250% 11/01/09 (a)                                      280,000           316,400
Huntsman ICI Holdings LLC,
   12/31/09 (b)                                            2,410,000           891,700
Lyondell Chemical Co.,
   9.625% 05/01/07                                           440,000           433,400
MacDermid, Inc.,
   9.125% 07/15/11                                           260,000           291,200
Polyone Corp.,
   10.625% 05/15/10                                          170,000           167,450
Terra Capital, Inc.,
   12.875% 10/15/08                                          400,000           436,000
                                                                       ---------------
                                                                             2,865,137
                                                                       ---------------
ELECTRONIC & ELECTRICAL EQUIPMENT--1.2%
Amkor Technology, Inc.:
   7.750% 05/15/13                                            85,000            79,900
   9.250% 02/15/08                                           185,000           191,475
   10.500% 05/01/09                                          180,000           184,500
Flextronics International Ltd.,
   9.875% 07/01/10                                           300,000           330,000
TransDigm, Inc.,
   10.375% 12/01/08                                        1,000,000         1,070,000
                                                                       ---------------
                                                                             1,855,875
                                                                       ---------------
FABRICATED METAL--0.4%
Owens-Brockway Glass Container,
   8.250% 05/15/13                                           370,000           384,800
Earle M. Jorgensen & Co.,
   9.750% 06/01/12                                           250,000           265,000
                                                                       ---------------
                                                                               649,800
                                                                       ---------------

                       See Notes to Investment Portfolio.

                                                           PAR              VALUE
                                                     ---------------   ---------------
FOOD & KINDRED PRODUCTS--1.4%
Del Monte Corp.,
   9.250% 05/15/11                                   $       420,000   $       457,800
Dole Food Co.,
   8.625% 05/01/09                                           275,000           291,500
Dominos, Inc.,
   8.250% 07/01/11 (a)                                       130,000           134,225
Merisant Co.,
   07/15/13
   (9.500% 07/15/08) (a)(e)                                  135,000           139,387
Premier International Foods PLC,
   12.000% 09/01/09                                          750,000           828,750
Smithfield Foods, Inc.,
   8.000% 10/15/09                                           295,000           317,863
                                                                       ---------------
                                                                             2,169,525
                                                                       ---------------
FURNITURE & FIXTURES--0.2%
Juno Lighting, Inc.,
   11.875% 07/01/09                                          195,000           210,600
Simmons Co.,
   10.250% 03/15/09                                           50,000            53,500
                                                                       ---------------
                                                                               264,100
                                                                       ---------------
MACHINERY & COMPUTER EQUIPMENT--0.1%
Cummins, Inc.,
   9.500% 12/01/10                                           195,000           219,375
                                                                       ---------------
MEASURING & ANALYZING INSTRUMENTS--0.2%
Fisher Scientific International Inc.,
   8.125% 05/01/12                                           250,000           270,000
                                                                       ---------------
MISCELLANEOUS MANUFACTURING--2.1%
Actuant Corp.,
   13.000% 05/01/09                                          211,000           246,870
AGCO Corp.,
   9.500% 05/01/08                                           220,000           242,000
American Standard, Inc.,
   7.375% 02/01/08                                           260,000           287,625
Applied Extrusion Technologies,
   10.750% 07/01/11                                          215,000           159,100
Ball Corp.,
   6.875% 12/15/12                                           300,000           318,750
Crown European Holdings SA,
   10.875% 03/01/13                                          190,000           207,575
Flowserve Corp.,
   12.250% 08/15/10                                          205,000           239,850
Hexcel Corp.:
   9.750% 01/15/09                                           145,000           144,275
   9.875% 10/01/08                                            40,000            43,600
Koppers Industries, Inc.,
   9.875% 12/01/07                                           325,000           335,563
Owens-Illinois, Inc.,
   7.150% 05/15/05                                            90,000            91,800
SPX Corp.,
   7.500% 01/01/13                                           165,000           177,375
Tekni-Plex, Inc.,
   12.750% 06/15/10                                          550,000           543,125
Terex Corp.,
   10.375% 04/01/11                                          215,000           238,650
                                                                       ---------------
                                                                             3,276,158
                                                                       ---------------
PAPER PRODUCTS--1.0%
Georgia Pacific Corp.,
   8.875% 02/01/10                                   $       200,000   $       216,000
Jefferson Smurfit Corp.,
   8.250% 10/01/12 (a)                                       165,000           178,200
Norske Skog Canada Ltd.,
   8.625% 06/15/11                                            90,000            92,700
Packaging Corp.,
   9.625% 04/01/09                                           260,000           286,000
Riverwood International Corp.,
   10.875% 04/01/08                                          675,000           691,875
Tembec Industries, Inc.,
   8.500% 02/01/11                                           150,000           148,500
                                                                       ---------------
                                                                             1,613,275
                                                                       ---------------
POLLUTION CONTROL--0.0%
Envirosource, Inc.,
   14.000% 12/15/08                                           68,416            61,574
                                                                       ---------------
PRIMARY METAL--0.4%
Bayou Steel Corp.,
   9.500% 05/15/08 (d)                                       500,000           107,500
Kaiser Aluminum & Chemical Corp.,
   10.875% 10/15/06 (d)                                      420,000           298,200
Steel Dymanics, Inc.,
   9.500% 03/15/09                                            50,000            52,500
WCI Steel, Inc.,
   10.000% 12/01/04 (c)                                      320,000           102,400
Wheeling-Pittsburgh Corp.,
   9.250% 11/15/07 (d)                                       750,000            67,500
                                                                       ---------------
                                                                               628,100
                                                                       ---------------
PRINTING & PUBLISHING--1.2%
CBD Media/CBD Finance,
   8.625% 06/01/11 (a)                                        30,000            31,050
Dex Media East LLC,
   12.125% 11/15/12 (a)                                      370,000           440,300
Hollinger, Inc.,
   11.875% 03/01/11                                          195,000           217,425
Primedia, Inc.,
   8.875% 05/15/11                                           375,000           398,438
Von Hoffman Corp.,
   10.250% 03/15/09                                          285,000           304,950
Yell Finance BV,
   10.750% 08/01/11                                          470,000           542,850
                                                                       ---------------
                                                                             1,935,013
                                                                       ---------------
TEXTILE MILL PRODUCTS--0.1%
Collins & Aikman Floor Covering, Inc.,
   9.750% 02/15/10                                           150,000           156,750
                                                                       ---------------
TRANSPORTATION EQUIPMENT--0.3%
Sequa Corp.,
   8.875% 04/01/08                                           315,000           329,175
Teekay Shipping Corp.,
   8.875% 07/15/11                                            85,000            90,950
                                                                       ---------------
                                                                               420,125
                                                                       ---------------

                       See Notes to Investment Portfolio.

                                                           PAR              VALUE
                                                     ---------------   ---------------
MINING & ENERGY--5.0%
METAL MINING--0.2%
TriMas Corp.,
   9.875% 06/15/12 (a)                               $       355,000   $       362,100
                                                                       ---------------
OIL & GAS EXTRACTION--4.6%
Benton Oil & Gas Co.,
   9.375% 11/01/07                                           215,000           195,113
Chesapeake Energy Corp.:
   7.750% 01/15/15                                           185,000           197,950
   8.125% 04/01/11                                           100,000           107,750
Compton Petroleum Corp.,
   9.90% 05/15/09                                            195,000           213,525
Denbury Management, Inc.,
   7.500% 04/01/13                                           110,000           113,850
Dynegy Holdings, Inc.,
   8.750% 02/15/12                                           200,000           187,000
El Paso Energy Corp.:
   7.750% 06/15/10                                           380,000           355,300
   7.750% 06/01/13                                           210,000           211,050
   8.500% 06/01/10                                           175,000           187,687
Encore Acquisition Co.,
   8.375% 06/15/12 (a)                                       195,000           207,675
Forest Oil Corp.,
   8.000% 06/15/08                                           250,000           265,000
Houston Exploration Co.,
   7.000% 06/15/13 (a)                                        50,000            52,375
Magnum Hunter Resources, Inc.,
   9.600% 03/15/12                                           100,000           110,500
Mariner Energy, Inc.,
   10.500% 08/01/06                                          215,000           215,000
Northwest Pipeline Corp.,
   8.125% 03/01/10                                            85,000            91,588
PDVSA Finance Ltd.:
   6.250% 02/15/06                                   EUR     396,750           424,611
   6.650% 02/15/06                                   $       240,000           226,800
Pemex Project Funding Master Trust:
   7.375% 12/15/14                                           290,000           315,636
   9.125% 10/13/10                                           950,000         1,149,500
Pioneer Natural Resource Co.:
   7.500% 04/15/12                                            70,000            80,500
   9.625% 04/01/10                                           315,000           385,875
Pogo Producing Co.,
   8.250% 04/15/11                                           425,000           471,750
Premcor Refining Group,
   7.500% 06/15/15                                           165,000           165,000
Sonat, Inc.,
   7.625% 07/15/11                                           145,000           131,950
Southern Natural Gas Co.,
   8.875% 03/15/10                                           130,000           142,675
Stone Energy Corp.,
   8.250% 12/15/11                                           135,000           142,425
Tesoro Pete Corp.,
   8.000% 04/15/08                                            70,000            72,100
Williams Companies, Inc.:
   8.125% 03/15/12                                           430,000           441,825
   8.625% 06/01/10                                            55,000            57,475
XTO Energy, Inc.,
   7.500% 04/15/12                                   $       325,000   $       372,125
                                                                       ---------------
                                                                             7,291,610
                                                                       ---------------
OIL & GAS FIELD SERVICES--0.2%
Frontier Escrow Corp.,
   8.000% 4/15/13                                             55,000            57,612
Newpark Resources, Inc.,
   8.625% 12/15/07                                           195,000           198,900
                                                                       ---------------
                                                                               256,512
                                                                       ---------------

RETAIL TRADE--1.6%
FOOD & KINDRED PRODUCTS--0.3%
Constellation Brands,
   8.125% 01/15/12                                           175,000           189,000
Roundy's Inc.,
   8.875% 06/15/02                                           275,000           288,750
                                                                       ---------------
                                                                               477,750
                                                                       ---------------
FOOD STORES--0.4%
Winn-Dixie Stores, Inc.,
   8.875% 04/01/08                                           560,000           599,200
                                                                       ---------------
MISCELLANEOUS RETAIL--0.8%
Gap, Inc.,
   10.550% 12/15/08                                          190,000           230,850
JC Penney Co., Inc.,
   8.000% 03/01/10                                           270,000           283,500
Rite Aid Corp.:
   8.125% 05/01/10                                            80,000            83,600
   9.250% 06/01/13                                           295,000           292,050
Saks, Inc.,
   8.250% 11/15/08                                            70,000            74,550
Steinway Musical Instruments, Inc.,
   8.750% 04/15/11                                           270,000           270,000
                                                                       ---------------
                                                                             1,234,550
                                                                       ---------------
RESTAURANTS--0.1%
Yum! Brands, Inc.,
   7.700% 07/01/12                                           200,000           227,000
                                                                       ---------------

SERVICES--7.6%
AMUSEMENT & RECREATION--3.4%
Ameristar Casinos, Inc.,
   10.750% 02/15/09                                          215,000           244,025
Argosy Gaming Co.,
   10.750% 06/01/09                                          305,000           333,213
Boyd Gaming Corp.,
   8.750% 04/15/12                                            85,000            93,075
Circus & Eldorado/Silver Legacy
   Capital Corp.,
   10.125% 03/01/12                                          270,000           265,275
Coast Hotels & Casinos, Inc.,
   9.500% 04/01/09                                           325,000           347,750
Corrections Corp.,
   9.875% 05/01/09                                           180,000           201,600

                       See Notes to Investment Portfolio.

                                                           PAR              VALUE
                                                     ---------------   ---------------
Corus Entertainment Inc.,
   8.750% 03/01/12                                   $       115,000   $       123,625
Hollywood Casino Shreveport,
   13.000% 08/01/06                                          470,000           319,600
Hollywood Entertainment Corp.,
   9.625% 03/15/11                                           235,000           256,150
Majestic Investment Holdings LLC,
   11.653% 11/30/07                                          135,000           135,000
Mohegan Tribal Gaming:
   8.000% 04/01/12                                           350,000           377,125
   8.375% 07/01/11                                           125,000           135,000
Park Place Entertainment Corp.,
   9.375% 02/15/07                                           285,000           314,925
Penn National Gaming, Inc.,
   11.125% 03/01/08                                          250,000           277,500
Pinnacle Entertainment, Inc.,
   9.250% 02/15/07                                           750,000           742,500
Regal Cinemas, Inc.,
   9.375% 02/01/12                                           360,000           396,000
Royal Caribbean Cruises, Ltd.,
   8.000% 05/15/10                                           145,000           149,712
Six Flags, Inc.,
   9.500% 02/01/09                                           435,000           428,475
Town Sports International, Inc.,
   9.625% 04/15/11                                           115,000           121,325
Venetian Casino Resort LLC,
   11.000% 06/15/10 (a)                                      205,000           231,650
                                                                       ---------------
                                                                             5,493,525
                                                                       ---------------
AUTO EQUIPMENT & RENTAL SERVICES--0.9%
Accuride Corp.,
   9.250% 02/01/08                                            75,000            68,625
Collins & Aikman Products Co.,
   10.750% 12/31/11                                          285,000           252,225
Dana Corp.:
   9.000% 08/15/11                                           135,000           146,137
   10.125% 03/15/10                                          125,000           137,500
Dura Operating Corp.,
   8.625% 04/15/12                                           225,000           232,312
Lear Corp.,
   8.110% 05/15/09                                           370,000           426,425
United Rentals NA, Inc.,
   10.750% 04/15/08                                          170,000           185,725
                                                                       ---------------
                                                                             1,448,949
                                                                       ---------------
COMMERCIAL SERVICES--0.2%
Iron Mountains, Inc.,
   6.625% 01/01/16                                           210,000           206,850
Moore North America,
   7.875% 01/15/11                                           110,000           114,950
                                                                       ---------------
                                                                               321,800
                                                                       ---------------
FUNERAL SERVICES--0.4%
Service Corp. International,
   7.700% 04/15/09                                           400,000           407,000
Stewart Enterprises, Inc.,
   10.750% 07/01/08                                          235,000           262,025
                                                                       ---------------
                                                                               669,025
                                                                       ---------------
HEALTH SERVICES--2.2%
AmerisourceBergen Corp.:
   7.250% 11/15/12 (a)                               $       140,000   $       152,250
   8.125% 09/01/08                                           250,000           275,625
Coventry Health Care Inc.,
   8.125% 02/15/12                                           265,000           288,850
HCA,
   8.750% 09/01/10                                           610,000           721,496
Iasis Healthcare Corp.,
   13.000% 10/15/09                                          185,000           206,275
Insight Health Services Corp.,
   9.875% 11/01/11                                           230,000           239,200
Magellan Health Services, Inc.,
   9.375% 11/15/07 (a)                                       210,000           208,950
Medquest, Inc.,
   11.875% 08/15/12 (a)                                      335,000           353,425
Pacificare Health Systems, Inc.,
   10.750% 06/01/09                                          325,000           372,125
Tenet Healthcare Corp.,
   6.375% 12/01/11                                           405,000           382,725
United Surgical Partners
   Holdings, Inc.,
   10.000% 12/15/11                                          250,000           270,000
                                                                       ---------------
                                                                             3,470,921
                                                                       ---------------
HOTELS, CAMPS & LODGING--0.5%
Hard Rock Hotel, Inc.,
   8.875% 06/01/13                                            95,000            99,275
Host Marriott LP,
   9.500% 01/15/07                                           225,000           243,562
Starwood Hotels & Resorts
   Worldwide, Inc.,
   7.875% 05/01/12 (a)                                       375,000           410,625
                                                                       ---------------
                                                                               753,462
                                                                       ---------------

TRANSPORTATION, COMMUNICATION, ELECTRIC,
   GAS & SANITARY SERVICES--12.2%
AEROSPACE--0.2%
BE Aerospace, Inc.,
   8.875% 05/01/11                                           175,000           137,375
Vought Aircraft Industries, Inc.,
   8.000% 07/15/11 (a)                                       105,000           105,788
                                                                       ---------------
                                                                               243,163
                                                                       ---------------
AIR TRANSPORTATION--0.5%
Northwest Airlines Inc.,
   9.875% 03/15/07                                           220,000           179,300
Petroleum Helicopters, Inc.,
   9.375% 05/01/09                                           325,000           364,000
U.S. Airways, Inc.,
   10.375% 03/01/13 (c)                                      850,000           212,500
                                                                       ---------------
                                                                               755,800
                                                                       ---------------
BROADCASTING--1.4%
Advanstar Communications, Inc.,
   12.000% 02/15/11                                          300,000           282,750

                       See Notes to Investment Portfolio.

                                                           PAR              VALUE
                                                     ---------------   ---------------
Canwest Media, Inc.,
   10.625% 05/15/11                                  $       390,000   $       446,550
Chancellor Media Corp.,
   8.000% 11/01/08                                            85,000           100,300
Emmis Communications,
   03/15/11
   (12.500% 03/15/06) (e)                                    317,000           275,790
Quebecor Media, Inc.,
   11.125% 07/15/11                                          400,000           460,000
Sinclair Broadcast Group, Inc.,
   8.750% 12/15/11                                           250,000           275,000
TV Azteca SA de CV,
   10.500% 02/15/07                                          470,000           470,000
                                                                       ---------------
                                                                             2,310,390
                                                                       ---------------
CABLE--2.0%
British Sky Broadcasting Group,
   8.200% 07/15/09                                           345,000           403,105
Charter Communications
   Holding LLC:
   04/01/11
   (9.920% 4/01/04) (e)                                      990,000           653,400
   10.000% 04/01/09                                          275,000           207,625
Comcast UK Cable Partners Ltd.,
   11.200% 11/15/07                                          450,000           439,875
CSC Holdings, Inc.,
   7.625% 04/01/11                                           195,000           197,925
Direct TV Holdings LCC,
   8.375% 3/15/13                                            200,000           223,500
EchoStar DBS Corp.:
   9.125% 01/15/09                                            90,000           100,575
   9.375% 02/01/09                                           200,000           213,500
Insight Communications, Inc.,
   02/15/11
   (12.250% 02/15/06) (e)                                    340,000           280,500
Northland Cable Television, Inc.,
   10.250% 11/15/07                                          400,000           384,000
Rogers Cable, Inc.,
   6.250% 06/15/13 (a)                                       105,000           105,150
                                                                       ---------------
                                                                             3,209,155
                                                                       ---------------
COMMUNICATIONS--0.7%
L-3 Communications Corp.,
   7.625% 06/15/12                                           280,000           308,000
Level 3 Communications,
   10.500% 12/01/08                                          415,000           348,600
Vivendi SA,
   9.250% 04/15/10                                           175,000           203,000
XM Satellite Radio
   Holdings, Inc.,
   12/31/09
   (14.000% 01/01/06) (e)                                    310,485           223,549
                                                                       ---------------
                                                                             1,083,149
                                                                       ---------------
COMMUNICATION SERVICES--0.8%
Colt Telecom Group PLC:
   2.000% 03/29/06                                   EUR     175,000           167,074
   12.000% 12/15/06                                  $       155,000           155,775
Crown Castle
   International Corp.:
   05/15/11
   (10.375% 05/15/04) (e)                            $       175,000   $       167,562
   10.750% 08/01/11                                           30,000            32,625
Fairpoint Communications,
   11.875% 03/01/10                                          115,000           133,400
Lucent Technologies, Inc.:
   6.450% 03/15/29                                           220,000           149,600
   7.250% 07/15/06                                           145,000           137,025
SBA Communication Corp.,
   10.250% 02/01/09                                          290,000           265,350
                                                                       ---------------
                                                                             1,208,411
                                                                       ---------------
ELECTRIC, GAS & SANITARY SERVICES--1.0%
Allied Waste North America, Inc.:
   8.500% 12/01/08                                           285,000           307,088
   10.000% 08/01/09                                        1,090,000         1,160,850
HydroChem Industrial
   Services, Inc.,
   10.375% 08/01/07                                          150,000           105,000
                                                                       ---------------
                                                                             1,572,938
                                                                       ---------------
ELECTRIC SERVICES--2.1%
AES Corp.:
   9.000% 05/15/15                                           170,000           180,200
   9.500% 06/01/09                                           432,000           438,480
Beaver Valley Funding Corp.,
   9.000% 06/01/17                                           235,000           281,161
Caithness Coso Funding Corp.,
   9.050% 12/15/09                                           312,054           327,657
Calpine Corp.:
   8.500% 02/15/11                                           440,000           330,000
   8.625% 08/15/10                                           140,000           105,000
CEnergy Corp.,
   8.900% 07/15/08                                           260,000           273,000
Edison Mission Energy,
   9.875% 04/15/11                                           200,000           188,000
Illinois Power Co.,
   11.500% 12/15/10                                           75,000            85,687
Mission Energy Holdings Co.,
   13.500% 07/15/08                                           60,000            40,800
MSW Energy Holdings,
   8.500% 09/01/10 (a)                                       270,000           278,100
Nevada Power Co.,
   10.875% 10/15/09 (a)                                      215,000           242,950
PG&E Corp.,
   6.875% 07/15/08(a)                                         80,000            80,160
PSEG Energy Holdings,
   8.625% 02/15/08                                           215,000           231,125
UCAR, Inc.,
   10.250% 02/15/12                                          230,000           225,400
                                                                       ---------------
                                                                             3,307,720
                                                                       ---------------
MARINE SERVICES--0.2%
Stena AB,
   9.625% 12/01/12 (a)                                       170,000           186,575
Trico Marine Services, Inc.,
   8.875% 05/15/12                                           170,000           148,750
                                                                       ---------------
                                                                               335,325
                                                                       ---------------

                       See Notes to Investment Portfolio.

                                                           PAR              VALUE
                                                     ---------------   ---------------
MOTOR FREIGHT & WAREHOUSING--0.2%
Allied Holdings, Inc.,
   8.625% 10/01/07                                   $       155,000   $       139,500
Offshore Logistic,
   6.125% 06/15/13                                            65,000            65,325
QDI LLC:
   12.000% 06/15/09 (a)                                       83,857            12,474
   12.500% 06/15/08                                          341,000           135,974
                                                                       ---------------
                                                                               353,273
                                                                       ---------------
RADIO & TELEPHONE COMMUNICATIONS--1.7%
AirGate PCS, Inc.,
   10/01/09
   (13.500% 10/01/04) (e)                                    230,000           108,100
Avaya, Inc.,
   11.125% 04/01/09                                          150,000           164,250
Horizon PCS, Inc.,
   13.750% 06/15/11                                          285,000            51,300
Nextel Communications, Inc.:
   9.750% 10/31/07                                           685,000           708,975
   9.375% 11/15/09                                           415,000           448,200
Nextel Partners, Inc.,
   11.000% 03/15/10                                          225,000           244,125
Nortel Networks Ltd.,
   6.125% 02/15/06                                           340,000           329,800
Rogers Cantel, Inc.,
   9.750% 06/01/16                                           460,000           520,950
US Unwired, Inc.,
   11/01/09
   (13.375% 11/01/04) (e)                                    500,000           220,000
                                                                       ---------------
                                                                             2,795,700
                                                                       ---------------
RAIL ROAD--0.2%
Kansas City Southern,
   7.500% 06/15/09                                           140,000           144,900
TFM SA de CV,
   12.500% 06/15/12 (a)                                      230,000           248,400
                                                                       ---------------
                                                                               393,300
                                                                       ---------------
TELECOMMUNICATIONS--1.2%
AT&T Wireless Services, Inc.,
   7.875% 03/01/11                                           145,000           171,448
Carrier1 International SA,
   13.250% 02/15/09 (d)                                      500,000            15,000
Centennial Cell/Communications,
   10.125 6/15/13 (a)                                         80,000            79,200
Insight Midwest/Insight Capital,
   9.750% 10/01/09 (a)                                       215,000           227,900
Qwest Corp.:
   8.875% 03/15/12                                           280,000           312,200
   13.500% 12/15/10                                          320,000           361,600
Spectrasite,
   8.250% 05/15/10                                           130,000           135,525
Time Warner Telecom, LLC:
   9.750% 07/15/08                                           200,000           194,500
   10.125% 02/01/11                                          295,000           286,887
Triton PCS, Inc.,
   8.750% 11/15/11                                           135,000           135,000
                                                                       ---------------
                                                                             1,919,260
                                                                       ---------------

WHOLESALE TRADE--0.2%
DURABLE GOODS--0.2%
Playtex Products, Inc.,
   9.375% 06/01/11                                   $       300,000   $       300,000
                                                                       ---------------
TOTAL CORPORATE FIXED INCOME
   BONDS & NOTES
   (cost of $61,298,948)                                                    63,262,222
                                                                       ---------------

U.S. GOVERNMENT AGENCIES &
   OBLIGATIONS--24.9%
Federal Home Loan Mortgage
   Corp.,
   8.000% 10/01/26                                           368,505           398,034
                                                                       ---------------
Federal National Mortgage
   Association,
   6.500% TBA (f)                                          2,795,000         2,914,659
                                                                       ---------------
Government National
   Mortgage Association,
   8.000% 04/15/17                                           121,983           133,389
                                                                       ---------------
U.S. Treasury Bonds:
   7.500% 11/15/24                                         1,310,000         1,839,117
   8.750% 05/15/17                                         4,911,000         7,350,962
   10.375% 11/15/12                                        3,800,000         5,061,866
   11.625% 11/15/04                                        2,900,000         3,312,345
   12.000% 08/15/13                                        9,548,000        13,875,555
                                                                       ---------------
                                                                            31,439,845
                                                                       ---------------
U.S. Treasury Notes:
   5.625% 05/15/08                                         2,500,000         2,866,015
   6.500% 10/15/06                                         1,730,000         1,987,607
                                                                       ---------------
                                                                             4,853,622
                                                                       ---------------
TOTAL U.S. GOVERNMENT AGENCIES &
   OBLIGATIONS
   (cost of $38,063,783)                                                    39,739,549
                                                                       ---------------

FOREIGN GOVERNMENT
   OBLIGATIONS--31.3%
European Investment Bank,
   7.625% 12/07/07                                   GBP     455,000           864,416
Government of Australia,
   6.250% 04/15/15                                   AUD   1,750,000         1,293,983
Government of Canada:
   5.500% 06/01/10                                   CAD   1,020,000           811,313
   10.000% 06/01/08                                        2,656,000         2,502,018
Government of New Zealand:
   6.000% 11/15/11                                   NZD   6,410,000         3,925,517
   6.500% 04/15/13                                         2,545,000         1,617,457
Government of Sweden:
   5.500% 10/08/12                                   SEK  10,210,000         1,393,863
   6.750% 05/05/14                                        15,230,000         2,281,300

                       See Notes to Investment Portfolio.

                                                           PAR              VALUE
                                                     ---------------   ---------------
Republic of France:
   5.000% 10/25/16                                   EUR   1,100,000   $     1,368,055
   5.500% 10/25/10                                           975,000         1,268,590
Kingdom of Norway:
   6.000% 05/16/11                                   NOK  20,420,000         3,089,758
   6.750% 01/15/07                                         2,985,000           452,848
Poland Government Bond,
   8.500% 05/12/07                                   PLN   3,357,000           968,175
Republic of Brazil:
   9.500% 01/24/11                                   $       500,000           533,429
   11.000% 08/17/40                                  EUR     443,000           404,237
   11.500% 04/02/09                                          930,000         1,061,175
   14.500% 10/15/09                                  $       725,000           839,187
Republic of Bulgaria,
   7.500% 01/15/13                                   EUR   1,238,000         1,569,971
Republic of Colombia:
   9.750% 04/09/11                                   $       651,123           740,653
   10.000% 01/23/12                                          782,000           875,840
   11.500% 05/31/11                                  EUR     335,000           439,088
Republic of Germany,
   5.375% 01/04/10                                           905,000         1,163,902
Republic of Greece:
   5.350% 05/08/11                                   $     1,115,000         1,429,200
   8.600% 03/26/08                                           381,000           545,069
Republic of Hungary,
   8.500% 10/12/05                                   HUF 195,650,000           842,444
Republic of Italy,
   5.250% 08/01/11                                   EUR   2,330,000         2,978,921
Republic of Peru,
   9.875% 02/06/15                                   $       435,000           477,413
Republic of South Africa:
   5.250% 05/16/13                                   EUR     555,000           615,088
   13.000% 08/31/10                                  ZAR  14,455,000         2,341,017
Republic of Venezuela,
   9.250% 09/15/27                                   $     1,103,000           816,220
Russian Federation:
   5.000% 03/31/30                                         2,200,000         2,134,000
   11.000% 07/24/18                                          445,000           638,130
   12.750% 06/24/28                                          405,000           680,400
Treasury Corp. of Victoria,
   Australia,
   7.500% 08/15/08                                   AUD   3,100,000         2,326,487
United Kingdom Treasury:
   5.000% 03/07/12                                   GBP     540,000           947,013
   9.000% 07/12/11                                           615,000         1,355,015
United Mexican States:
   7.500% 03/08/10                                   EUR     375,000           478,792
   8.300% 08/15/31                                   $       665,000           765,748
   11.375% 09/15/16                                          777,000         1,130,535
                                                                       ---------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (cost of $42,245,625)                                                    49,966,267
                                                                       ---------------
TOTAL BONDS & NOTES
   (cost of $141,608,356)                                                  152,968,038
                                                                       ---------------

                                                         SHARES             VALUE
                                                     ---------------   ---------------
PREFERRED STOCKS--0.6%
FINANCIAL SERVICES--0.1%
Sinclair Capital,
   11.625%                                                     2,000   $       209,300
                                                                       ---------------
TRANSPORTATION, COMMUNICATION,
   ELECTRIC, GAS & SANITARY SERVICES--0.4%
CSC Holdings Ltd.:
   11.125%                                                     3,232           332,896
   11.750%                                                     2,291           235,973
                                                                       ---------------
                                                                               568,869
                                                                       ---------------
COMMUNICATIONS--0.1%
Dobson Communication Corp.,
   12.25% PIK,                                                   221           218,790
                                                                       ---------------
POLLUTION CONTROL--0.0%
Envirosource, Inc.,
   7.250%                                                        232            10,741
                                                                       ---------------
TOTAL PREFERRED STOCKS
   (cost of $997,010)                                                        1,007,700
                                                                       ---------------

COMMON STOCKS--0.0%
TRANSPORTATION, COMMUNICATION,
   ELECTRIC, GAS & SANITARY SERVICES--0.0%
POLLUTION CONTROL--0.0%
Envirosource, Inc. (h)                                         2,000               460
Fairlane Management Corp. (g)                                  2,000                --
                                                                       ---------------
                                                                                   460
                                                                       ---------------
TELECOMMUNICATIONS--0.0%
Price Communications Corp.                                         1                13
                                                                       ---------------
TOTAL COMMON STOCKS
   (cost of $64)                                                                   473
                                                                       ---------------

WARRANTS (h)--0.1%

                                                          UNITS
                                                     ---------------
RETAIL TRADE--0.0%
FOOD STORES--0.0%
Pathmark Stores, Inc.,
   expires 9/19/10                                             2,938             3,731
                                                                       ---------------
TRANSPORTATION, COMMUNICATION,
   ELECTRIC, GAS & SANITARY SERVICES--0.0%
CABLE--0.0%
Cable Satisfaction
   International, Inc.,
   expires 03/01/05                                              515                 5
Ono Finance PLC:
   expires 02/15/11                                              150                 2
   expires 05/31/09                                              500                 1
                                                                       ---------------
                                                                                     8
                                                                       ---------------
COMMUNICATIONS--0.1%
Horizon PCS, Inc.,
   expires 10/1/10 (a)                                           315                --
UbiquiTel, Inc.,
   expires 04/15/10 (a)                                          225                 2

                       See Notes to Investment Portfolio.

                                                          UNITS             VALUE
                                                     ---------------   ---------------
XM Satellite Radio Holdings, Inc.:
   expires 03/15/10 (a)                                          150   $           825
   expires 12/31/09 (a)                                          235           162,150
                                                                       ---------------
                                                                               162,977
                                                                       ---------------
MOTOR FREIGHT & WAREHOUSING--0.0%
Quality Distribution Inc., LLC,
   expires 06/15/06 (a)                                        1,020                --
                                                                       ---------------
                                                                                    --
                                                                       ---------------
TELECOMMUNICATIONS--0.0%
Jazztel PLC,
   expires 07/15/10                                               95                --
Carrier1 International SA,
   expires 02/19/09                                              235                 2
                                                                       ---------------
                                                                                     2
                                                                       ---------------
TOTAL WARRANTS
   (cost of $527,407)                                                          166,718
                                                                       ---------------

SHORT-TERM OBLIGATION--3.0%

                                                           PAR
                                                     ---------------
Repurchase agreement with
   State Street Bank & Trust Co.,
   dated 06/30/03, due 7/01/03 at
   1.000%, collateralized by
   a U.S. Treasury Bond
   maturing 2/15/29, market
   value $4,908,368
   (repurchase proceeds
   $ 4,809,134)
   (cost of $4,809,000)                              $     4,809,000         4,809,000
                                                                       ---------------
TOTAL INVESTMENTS--99.6%
   (cost of $147,941,837) (i)                                              158,951,929
                                                                       ---------------
OTHER ASSETS & LIABILITIES, NET--0.4%                                          652,929
                                                                       ---------------
NET ASSETS--100.0%                                                     $   159,604,858
                                                                       ===============

NOTES TO INVESTMENT PORTFOLIO:

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003 the value of these securities amounted to $5,806,986 or 3.6% of net assets.
(b) Zero coupon bond.
(c) This issuer is in default of certain debt covenants. Income is not being accrued.
(d) As of June 30, 2003, the Fund held certain securities that have filed for bankruptcy protection under Chapter 11, representing 0.3% of net assets. This issuer is in default of certain debt covenants. Income is not being accrued.
(e) Stepped coupon bond currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing this rate.
(f) Settlement of this security is on delayed delivery basis.
(g) Represents fair value as determined in good faith under the direction of the Trustees.
(h) Non-income producing.
(i) Cost for federal income tax purposes is $149,395,433. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities.

As of June 30, 2003, the Fund had entered into the following forward currency contracts:

                           IN
   CONTRACTS            EXCHANGE         SETTLEMENT      NET UNREALIZED
  TO DELIVER               FOR              DATE          APPRECIATION
---------------      --------------      ----------      --------------
CAD     746,000      US $   548,830       08/11/03         $     265
EUR     112,600      US $   129,374       08/06/03             2,208
EUR   3,897,500      US $ 4,479,939       07/23/03            52,997
GBP     347,500      US $   573,411       07/23/03             5,825
NOK   8,438,000      US $ 1,167,374       07/23/03            35,753
NZD   2,790,000      US $ 1,632,860       07/21/03               185
SEK   6,530,000      US $   814,311       08/25/03            26,534
                                                           ---------
                                                           $ 123,767
                                                           =========

                           IN
   CONTRACTS            EXCHANGE         SETTLEMENT      NET UNREALIZED
  TO DELIVER               FOR              DATE          APPRECIATION
---------------      --------------      ----------      --------------
AUD   2,430,669      US $ 1,628,364       07/21/03         $  (4,681)
                                                           =========

SUMMARY OF SECURITIES                             % OF TOTAL
     BY COUNTRY              VALUE               INVESTMENTS
---------------------    --------------          -----------
United States            $  102,091,230              64.2%
New Zealand                   5,542,974               3.5%
Canada                        5,400,561               3.4%
United Kingdom                4,745,373               3.0%
Sweden                        3,861,738               2.4%
Australia                     3,620,470               2.3%
Norway                        3,542,606               2.2%
Russia                        3,452,530               2.2%
Italy                         2,978,921               1.9%
South Africa                  2,956,105               1.9%
Mexico                        2,845,074               1.8%
France                        2,839,645               1.8%
Brazil                        2,838,028               1.8%
Colombia                      2,055,581               1.3%
Greece                        1,974,269               1.2%
Bulgaria                      1,569,971               1.0%
Germany                       1,163,902               0.7%
Poland                          968,175               0.6%
Hungary                         842,444               0.5%
Venezuela                       816,220               0.5%
Netherlands                     542,850               0.3%
Peru                            477,413               0.3%
Bermuda                         439,875               0.3%
Cayman Islands                  424,611               0.3%
Ireland                         375,700               0.2%
Singapore                       330,000               0.2%
Liberia                         149,713               0.1%
Marshall Islands                 90,950               0.1%
Luxembourg                       15,000               0.0%
                         --------------             -----
                         $  158,951,929             100.0%
                         ==============             =====

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

          ACRONYM              NAME
          -------              ----
           PIK       Payment-In-Kind
           AUD       Australian Dollars
           CAD       Canadian Dollars
           EUR       European Currency
           GBP       British Pounds
           HUF       Hungarian Forint
           NOK       Norwegian Krona
           NZD       New Zealand Dollars
           PLN       Polish Zloty
           ZAR       South African Rand
           SEK       Swedish Krona

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Colonial Strategic Income Fund, Variable Series / June 30, 2003 (Unaudited)

ASSETS:
Investments, at cost                                                $  147,941,837
                                                                    --------------
Investments, at value                                               $  158,951,929
Cash                                                                           494
Foreign currency (cost of $496,631)                                        494,632
Receivable for:
   Investments sold                                                        189,475
   Fund shares sold                                                        883,545
   Interest                                                              2,984,639
   Dividends                                                                15,719
Net unrealized appreciation on forward foreign currency contracts          119,086
Expense reimbursement due from Distributor                                   1,130
Deferred Trustees' compensation plan                                         5,339
                                                                    --------------
     TOTAL ASSETS                                                      163,645,988
                                                                    --------------
LIABILITIES:
Payable for:
   Investments purchased                                                   895,686
   Investments purchased on a delayed delivery basis                     2,912,697
   Fund shares repurchased                                                  86,681
   Management fee                                                           82,080
   Distribution fee--Class B                                                   917
   Transfer agent fee                                                          595
   Trustees' fee                                                               313
   Reports to Shareholders                                                  47,193
Deferred Trustees' fee                                                       5,339
Other liabilities                                                            9,629
                                                                    --------------
     TOTAL LIABILITIES                                                   4,041,130
                                                                    --------------
NET ASSETS                                                          $  159,604,858
                                                                    ==============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                     $  173,888,923
Undistributed net investment income                                      3,467,142
Accumulated net realized loss                                          (28,902,565)
Net unrealized appreciation on:
   Investments                                                          11,010,092
   Foreign currency translations                                           141,266
                                                                    --------------
NET ASSETS                                                          $  159,604,858
                                                                    ==============
CLASS A:
Net assets                                                          $  110,780,339
Shares outstanding                                                      11,128,834
                                                                    ==============
Net asset value per share                                           $         9.95
                                                                    ==============
CLASS B:
Net assets                                                          $   48,824,519
Shares outstanding                                                       4,913,759
                                                                    ==============
Net asset value per share                                           $         9.94
                                                                    ==============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Colonial Strategic Income Fund, Variable Series
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends                                                                      $       30,684
Interest                                                                            5,647,195
Dollar roll fee income                                                                 15,704
                                                                               --------------
   Total Investment Income (net of foreign taxes withheld of $18,336)               5,693,583
                                                                               --------------
EXPENSES:
Management fee                                                                        480,131
Distribution fee--Class B                                                              50,294
Pricing and bookkeeping fees                                                           30,592
Transfer agent fee                                                                      3,720
Trustees' fee                                                                           5,969
Custody fee                                                                            20,928
Audit fee                                                                              13,436
Reports to shareholders                                                                17,583
Other expenses                                                                          4,926
                                                                               --------------
   Total Expenses                                                                     627,579
Fees reimbursed by Distributor--Class B                                                (6,242)
Custody earnings credit                                                                  (181)
                                                                               --------------
   Net Expenses                                                                       621,156
                                                                               --------------
Net Investment Income                                                               5,072,427
                                                                               --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
   Investments                                                                      1,208,428
   Foreign currency transactions                                                     (920,917)
                                                                               --------------
     Net realized gain                                                                287,511
                                                                               --------------
Net change in unrealized appreciation/depreciation on:
   Investments                                                                     10,984,793
   Foreign currency translations                                                      295,612
                                                                               --------------
     Net change in unrealized appreciation/depreciation                            11,280,405
                                                                               --------------
Net Gain                                                                           11,567,916
                                                                               --------------
Net Increase in Net Assets from Operations                                     $   16,640,343
                                                                               ==============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Colonial Strategic Income Fund, Variable Series

                                                                               (UNAUDITED)
                                                                               SIX MONTHS
                                                                                  ENDED            YEAR ENDED
                                                                                 JUNE 30,         DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                                 2003               2002
----------------------------------                                           ---------------    ---------------
OPERATIONS:
Net investment income                                                        $     5,072,427    $     9,896,562
Net realized gain (loss) on investments and foreign currency transactions            287,511         (8,483,465)
Net change in unrealized appreciation/depreciation on investments and
   foreign currency translations                                                  11,280,405          9,597,438
                                                                             ---------------    ---------------
        Net Increase from Operations                                              16,640,343         11,010,535
                                                                             ---------------    ---------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
     Class A                                                                              --         (8,337,510)
     Class B                                                                              --         (2,438,046)
Return of capital:
     Class A                                                                              --           (171,968)
     Class B                                                                              --            (50,287)
                                                                             ---------------    ---------------
     Total Distributions Declared to Shareholders                                         --        (10,997,811)
                                                                             ---------------    ---------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                                   3,349,817          3,738,599
   Distributions reinvested                                                               --          8,509,478
   Redemptions                                                                   (11,109,265)       (29,202,076)
                                                                             ---------------    ---------------
        Net Decrease                                                              (7,759,448)       (16,953,999)
                                                                             ---------------    ---------------
Class B:
   Subscriptions                                                                  14,884,414         15,913,161
   Distributions reinvested                                                               --          2,488,333
   Redemptions                                                                    (2,982,222)        (5,160,875)
                                                                             ---------------    ---------------
        Net Increase                                                              11,902,192         13,240,619
                                                                             ---------------    ---------------
Net Increase (Decrease) from Share Transactions                                    4,142,744         (3,713,380)
                                                                             ---------------    ---------------
Total Increase (Decrease) in Net Assets                                           20,783,087         (3,700,656)
NET ASSETS:
Beginning of period                                                              138,821,771        142,522,427
                                                                             ---------------    ---------------
End of period (including undistributed net investment income of $3,467,142
   and overdistributed net investment income of $(1,605,285))                $   159,604,858    $   138,821,771
                                                                             ===============    ===============
CHANGES IN SHARES:
Class A:
   Subscriptions                                                                     354,352            407,376
   Issued for distributions reinvested                                                    --            956,121
   Redemptions                                                                    (1,182,274)        (3,201,245)
                                                                             ---------------    ---------------
        Net Decrease                                                                (827,922)        (1,837,748)
                                                                             ---------------    ---------------
Class B:
   Subscriptions                                                                   1,587,002          1,749,903
   Issued for distributions reinvested                                                    --            279,902
   Redemptions                                                                      (318,121)          (572,003)
                                                                             ---------------    ---------------
        Net Increase                                                               1,268,881          1,457,802
                                                                             ---------------    ---------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Colonial Strategic Income Fund, Variable Series / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

   ORGANIZATION--Colonial Strategic Income Fund, Variable Series (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek current income, consistent with prudent risk and maximum total return. The Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. The Fund offers two classes of shares:
Class A and Class B. Each share of the class represents an equal proportionate beneficial interest in that share class and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of their share class available for distribution to shareholders upon liquidation of the Fund. Shares of the Fund are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On April 1, 2003, Liberty Advisory Services Corp., the investment advisor to the Fund and Colonial Management Associates, Inc. ("Colonial"), the sub-advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect wholly owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Liberty Advisory Services Corp. and Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Columbia provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund. Columbia also provides pricing and bookkeeping services to the Fund. Liberty Funds Distributor, Inc. ("LFD"), an affiliate of Columbia, serves as the principal underwriter of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION AND TRANSACTIONS--Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities and such exchange rates occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase substantially similar securities at an agreed upon price and date. During the period between the sale and the repurchase, the Fund will not be entitled to accrue interest and receive principal payments on the securities sold. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities under a mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

The Fund maintains U.S. government securities or other liquid high-grade debt obligations as collateral with respect to mortgage dollar roll transactions and securities traded on other than normal settlement terms.

   DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS--All income, expenses (other than the Class B distribution fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share data and ratios reflect the distribution fee applicable to Class B shares only.

   FEDERAL INCOME TAXES--Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

   INTEREST INCOME, DEBT DISCOUNT AND PREMIUM--Interest income is recorded on the accrual basis. Discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis. Premium is amortized against interest income with a corresponding decrease in the cost basis.

   DISTRIBUTIONS TO SHAREHOLDERS--The Fund intends to distribute as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of investments. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution. Income and capital gain distributions are determined in accordance with federal income tax regulations.

   FOREIGN CURRENCY TRANSACTIONS--Net realized and unrealized gains (losses) on foreign currency transactions and translations includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

   FORWARD CURRENCY CONTRACTS--The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions and translations. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

   OTHER--Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of December 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

      YEAR OF                            CAPITAL LOSS
    EXPIRATION                           CARRYFORWARD
    ----------                           ------------
       2006                              $    101,588
       2007                                   844,603
       2008                                 5,837,414
       2009                                11,079,118
       2010                                11,028,566
                                         ------------
                                         $ 28,891,289
                                         ============

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

   MANAGEMENT FEE--Columbia receives a monthly fee equal to 0.65% annually of the Fund's average daily net assets.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended June 30, 2003, the annualized net asset based fee rate was 0.032%. The Fund also pays out-of-pocket costs for pricing services.

   TRANSFER AGENT FEE--Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for an annual rate of $7,500.

   DISTRIBUTION FEE--The Fund has adopted a 12b-1 plan, which requires it to pay LFD a monthly distribution fee equal to 0.25% annually of Class B average daily net assets.

   EXPENSE LIMITS--Columbia and LFD have voluntarily agreed to reimburse all expenses, including management fees and distribution fees, but excluding interest, taxes, brokerage and extraordinary expenses incurred by the Fund, in excess of 1.00% annually of the Fund's average daily net assets. LFD will first reimburse the Class B distribution fee up to 0.25% annually to reach the 1.00% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed to reach the expense limit, Columbia will then waive a portion of its management fee to reach the expense limit. This arrangement may be terminated or modified by Columbia or LFD at any time.

   OTHER--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $181 of custody fees were reduced by balance credits for the six months ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY--For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $52,238,531 and $45,261,513, respectively, of which $5,420,405 and $206,567, respectively, were U.S. Government securities.

Unrealized appreciation (depreciation) at June 30, 2003, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation        $ 15,091,378
     Gross unrealized depreciation          (5,534,882)
                                          ------------
       Net unrealized appreciation        $  9,556,496
                                          ============

   OTHER--There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

FINANCIAL HIGHLIGHTS
Colonial Strategic Income Fund, Variable Series--Class A Shares

Selected data for a share outstanding throughout each period is as follows:

                                              (UNAUDITED)
                                               SIX MONTHS                           YEAR ENDED DECEMBER 31,
                                                 ENDED        --------------------------------------------------------------------
                                             JUNE 30, 2003       2002          2001             2000          1999          1998
                                             -------------    ---------     ---------        ---------     ---------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD           $    8.90      $    8.92     $    9.43        $   10.44     $   11.08     $   11.15
                                               ---------      ---------     ---------        ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                           0.32           0.65          0.81(b)          0.97          0.95          0.91
Net realized and unrealized gain (loss) on
   investments and foreign currency                 0.73           0.10         (0.46)(b)        (0.96)        (0.75)        (0.24)
                                               ---------      ---------     ---------        ---------     ---------     ---------
       Total from Investment Operations             1.05           0.75          0.35             0.01          0.20          0.67
                                               ---------      ---------     ---------        ---------     ---------     ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            --          (0.75)        (0.84)           (0.99)        (0.84)        (0.72)
In excess of net investment income                    --             --            --               --            --         (0.02)
Return of capital                                     --          (0.02)        (0.02)           (0.03)           --            --
                                               ---------      ---------     ---------        ---------     ---------     ---------
     Total Distributions Declared to
       Shareholders                                   --          (0.77)        (0.86)           (1.02)        (0.84)        (0.74)
                                               ---------      ---------     ---------        ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                 $    9.95      $    8.90     $    8.92        $    9.43     $   10.44     $   11.08
                                               =========      =========     =========        =========     =========     =========
Total return (c)(d)                                11.80%(e)       8.41%         3.68%            0.16%         1.78%         6.03%
RATIOS TO AVERAGE
   NET ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                        0.78%(g)       0.76%         0.85%            0.76%         0.75%         0.78%
Net investment income (f)                           6.92%(g)       7.16%         8.42%(b)         9.36%         8.57%         7.92%
Portfolio turnover rate                               31%(e)         62%           62%              31%           35%           50%
Net assets, end of period (000's)              $ 110,780      $ 106,415     $ 123,041        $ 143,629     $ 170,702     $ 118,985

(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain/loss per share by $0.03 and decrease the ratio of net investment income to average net assets from 8.70% to 8.42%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(c) Total return at net asset value assuming all distributions reinvested.
(d) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.

PORTFOLIO MANAGERS' DISCUSSION
Columbia High Yield Fund, Variable Series / June 30, 2003

   Columbia High Yield Fund, Variable Series seeks a high level of income, with capital appreciation as a secondary goal, by investing primarily in non-investment-grade corporate debt securities, commonly referred to as "junk" or "high-yield" bonds.

   Jeffrey L. Rippey and Kurt M. Havnaer are portfolio managers for the fund. Mr. Rippey has managed the fund and its predecessor since 1998, and Mr. Havnaer has comanaged the fund and its predecessor since 2000.

   On April 14, 2003, Columbia High Yield Fund, Variable Series acquired two funds: Colonial High Yield Securities Fund, Variable Series and Galaxy VIP Columbia High Yield Fund II. The combined fund retained the name Columbia High Yield Fund, Variable Series.

The fund's focus on high-quality issuers had a negative impact on relative performance during the period because lower-quality issues delivered the high-yield market's strongest returns. The energy, utility and cable industries gained renewed strength following a wave of corporate scandals. Many of these utility and energy companies were able to refinance their debt at lower interest rates over longer terms, a strategy that helped strengthen their balance sheets. One notable example of this strategy of extending maturities was AES. The fund did not have an investment in AES.

   Although we missed out on gains from these lower-quality investments, we identified attractive opportunities in the homebuilding and the hotel sectors, which benefited the portfolio.

CREDIT RESEARCH DRIVES SECURITY SELECTION

The fund uses bottom-up credit analysis to identify high-quality companies with attractive long-term business prospects and also to stay abreast of potential negative influences in order to limit or avoid potential losses. During the period, our research led us to increase our weight in several existing holdings and to add new names based on expectations for improving margins and debt. For example, in the paper/forest products industry, we added Abitibi-Consolidated and Cascades (0.9% and 0.9% of net assets, respectively). In the publishing/printing industry, we purchased Houghton Mifflin (1.0% of net assets). We also increased our position in the chemical sector, adding three new names to the portfolio including Equistar Chemicals, MacDermid and Ethyl Corporation (0.9%, 0.8% and 0.7% of net assets, respectively). Finally, in the health care industry, we purchased Apogent and Province Healthcare (0.1% and 0.8% of net assets, respectively).

   Ongoing credit analysis and careful portfolio monitoring also prompted us to reduce or eliminate selected holdings. For example, we sold our position in Pennzoil because we believed that its bonds had achieved fair value following the company's acquisition by Royal Dutch Shell. In addition, IMC Global, a chemical-related company, delivered weaker-than-anticipated performance and was subsequently eliminated from the portfolio. We reduced our overall exposure to homebuilders following the sale of Technical Olympic.

LOOKING AHEAD

We believe that a declining default rate, attractive yields and an increased focus on corporate business practices bode well for the high-yield market. High-yield investments are generally riskier, but they offer investors a compelling alternative to traditional fixed-income investments. We remain optimistic that when the economy finally recovers, these companies will be well positioned to continue to deliver attractive returns on a risk-adjusted basis.


Economic and market conditions change frequently. There is no assurance that the trends described here will continue or commence.

An investment in the Columbia High Yield Fund, Variable Series offers the potential for high income and attractive total returns, but also involves certain risks, including credit risks associated with lower-rated bonds, and interest rate risks.

Holdings are disclosed as of June 30, 2003, and are subject to change.

PERFORMANCE INFORMATION
Columbia High Yield Fund, Variable Series / June 30, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (%)

                           (CUMULATIVE)
                               6-MONTH       1-YEAR       5-YEAR      LIFE
---------------------------------------------------------------------------
Class A (3/3/98)                  7.86        11.41        5.46       5.71
Merrill Lynch
   US High Yield, Cash
   Pay Only Index(1)             17.24        21.11        3.59       3.86

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 3/3/98 - 6/30/03

              CLASS A SHARES        MERRILL LYNCH US HIGH YIELD CASH PAY ONLY INDEX
 3/31/1998          $ 10,133                                               $ 10,086
 4/30/1998          $ 10,204                                               $ 10,133
 5/31/1998          $ 10,255                                               $ 10,204
 6/30/1998          $ 10,314                                               $ 10,255
 7/31/1998          $  9,868                                               $ 10,314
 8/31/1998          $  9,888                                               $  9,868
 9/30/1998          $  9,726                                               $  9,888
10/31/1998          $ 10,168                                               $  9,726
11/30/1998          $ 10,171                                               $ 10,168
12/31/1998          $ 10,272                                               $ 10,171
 1/31/1999          $ 10,194                                               $ 10,272
 2/28/1999          $ 10,282                                               $ 10,194
 3/31/1999          $ 10,442                                               $ 10,282
 4/30/1999          $ 10,370                                               $ 10,442
 5/31/1999          $ 10,350                                               $ 10,370
 6/30/1999          $ 10,366                                               $ 10,350
 7/31/1999          $ 10,264                                               $ 10,366
 8/31/1999          $ 10,221                                               $ 10,264
 9/30/1999          $ 10,161                                               $ 10,221
10/31/1999          $ 10,277                                               $ 10,161
11/30/1999          $ 10,330                                               $ 10,277
12/31/1999          $ 10,278                                               $ 10,330
 1/31/2000          $ 10,288                                               $ 10,278
 2/29/2000          $ 10,144                                               $ 10,288
 3/31/2000          $ 10,147                                               $ 10,144
 4/30/2000          $ 10,035                                               $ 10,147
 5/31/2000          $ 10,207                                               $ 10,035
 6/30/2000          $ 10,280                                               $ 10,207
 7/31/2000          $ 10,406                                               $ 10,280
 8/31/2000          $ 10,345                                               $ 10,406
 9/30/2000          $ 10,042                                               $ 10,345
10/31/2000          $  9,728                                               $ 10,042
11/30/2000          $  9,939                                               $  9,728
12/31/2000          $ 10,531                                               $  9,939
 1/31/2001          $ 10,698                                               $ 10,531
 2/28/2001          $ 10,557                                               $ 10,698
 3/31/2001          $ 10,441                                               $ 10,557
 4/30/2001          $ 10,642                                               $ 10,441
 5/31/2001          $ 10,423                                               $ 10,642
 6/30/2001          $ 10,584                                               $ 10,423
 7/31/2001          $ 10,687                                               $ 10,584
 8/31/2001          $ 10,002                                               $ 10,687
 9/30/2001          $ 10,296                                               $ 10,002
10/31/2001          $ 10,631                                               $ 10,296
11/30/2001          $ 10,555                                               $ 10,631
12/31/2001          $ 10,614                                               $ 10,555
 1/31/2002          $ 10,512                                               $ 10,614
 2/28/2002          $ 10,762                                               $ 10,512
 3/31/2002          $ 10,934                                               $ 10,762
 4/30/2002          $ 10,875                                               $ 10,934
 5/31/2002          $ 10,101                                               $ 10,875
 6/30/2002          $  9,699                                               $ 10,101
 7/31/2002          $  9,942                                               $  9,699
 8/31/2002          $  9,783                                               $  9,942
 9/30/2002          $  9,701                                               $  9,783
10/31/2002          $ 10,282                                               $  9,701
11/30/2002          $ 10,436                                               $ 10,282
12/31/2002          $ 10,736                                               $ 10,436
 1/31/2003          $ 10,875                                               $ 10,736
 2/28/2003          $ 11,157                                               $ 10,875
 3/31/2003          $ 11,784                                               $ 11,157
 4/30/2003          $ 11,911                                               $ 11,784
 5/31/2003          $ 12,236                                               $ 11,911
    Jun-03          $ 13,444                                               $ 12,236

NET ASSET VALUE PER SHARE ($)     12/31/02     6/30/03
-------------------------------------------------------
Class A                              8.96        9.35

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of all distributions. The Merrill Lynch US High Yield, Cash Pay Only Index is an unmanaged index comprised of non-investment-grade corporate bonds. Indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

(1) Index performance is from February 28, 1998.

INVESTMENT PORTFOLIO
Columbia High Yield Fund, Variable Series / June 30, 2003 (Unaudited)

                                                           PAR              VALUE
                                                     ---------------   ---------------
CORPORATE FIXED-INCOME BONDS &
   NOTES--91.8%
BASIC MATERIALS--1.8%
FOREST PRODUCTS & PAPER--1.8%
Abitibi Consolidated, Inc.,
   7.875% 08/01/09                                   $       300,000   $       330,879
Cascades, Inc.,
   7.250% 02/15/13 (a)                                       320,000           337,600
                                                                       ---------------
                                                                               668,479
                                                                       ---------------

CONSUMER CYCLICALS--4.9%
HOME BUILDERS--4.9%
KB Home:
   8.625% 12/15/08                                           400,000           452,000
   9.500% 02/15/11                                           150,000           168,750
K. Hovnanian Enterprises, Inc.:
   8.875% 04/01/12                                           155,000           167,788
   10.500% 10/01/07                                          110,000           128,700
Standard Pacific Corp.,
   9.250% 04/15/12                                           125,000           139,375
Toll Corp.:
   7.750% 09/15/07                                           100,000           103,500
   8.000% 05/01/09                                            50,000            52,750
   8.250% 12/01/11                                           500,000           557,500
William Lyons Home, Inc.,
   10.750% 04/01/13                                           60,000            63,600
                                                                       ---------------
                                                                             1,833,963
                                                                       ---------------

CONSUMER NON-CYCLICALS -- 8.5%
COMMERCIAL SERVICES--1.9%
Tricon Global Restaurants, Inc.:
   8.500% 04/15/06                                            50,000            55,125
   8.875% 04/15/11                                           575,000           672,750
                                                                       ---------------
                                                                               727,875
                                                                       ---------------
HEALTH CARE SERVICES--0.9%
Select Medical Corp.,
   9.500% 06/15/09                                           300,000           327,000
                                                                       ---------------
HOUSEHOLD PRODUCTS & WARES--2.0%
Scotts Co.,
   8.625% 01/15/09                                           700,000           749,000
                                                                       ---------------
PHARMACEUTICALS--1.6%
Omnicare, Inc.:
   6.125% 06/01/13                                           300,000           307,500
   8.125% 03/15/11                                           275,000           300,438
                                                                       ---------------
                                                                               607,938
                                                                       ---------------
TOYS, GAMES & HOBBIES--2.1%
Hasbro, Inc.:
   6.150% 07/15/08                                           725,000           757,625
   8.500% 03/15/06                                            25,000            27,500
                                                                       ---------------
                                                                               785,125
                                                                       ---------------

CONSUMER STAPLES--2.8%
FOOD, BEVERAGES & TOBACCO--2.7%
Cott Beverages, Inc.:
   8.000% 12/15/11                                   $       700,000   $       756,875
   8.500% 03/01/09                                           225,000           240,750
   8.625% 08/01/06                                            25,000            27,313
                                                                       ---------------
                                                                             1,024,938
                                                                       ---------------
HOUSEHOLD PRODUCTS--0.1%
Playtex Products, Inc.,
   9.375% 06/01/11                                            20,000            20,000
                                                                       ---------------

ENERGY--1.8%
COAL--1.0%
Arch Western Financial LLC,
   6.750% 07/01/03 (a)                                       225,000           230,062
Peabody Energy Corp.,
   6.875% 03/15/13 (a)                                       125,000           131,250
                                                                       ---------------
                                                                               361,312
                                                                       ---------------
ENERGY EQUIPMENT & SERVICES--0.8%
Offshore Logistics, Inc.,
   6.125% 06/15/13 (a)                                       215,000           216,075
Universal Compression, Inc.,
   7.250% 05/15/10 (a)                                       100,000           104,000
                                                                       ---------------
                                                                               320,075
                                                                       ---------------

FINANCE, INSURANCE & REAL ESTATE--0.1%
FINANCIAL SERVICES--0.1%
QDI LLC:
   12.000% 06/15/09 (a)                                       12,577             1,871
   12.500% 06/15/08                                           50,750            20,237
                                                                       ---------------
                                                                                22,108
                                                                       ---------------

INDUSTRIALS--4.5%
HAND & MACHINE TOOLS--0.1%
Kennametal, Inc.,
   7.200% 06/15/12                                            40,000            43,923
                                                                       ---------------
PACKAGING & CONTAINERS--4.4%
Ball Corp.:
   6.875% 12/15/12                                           110,000           116,875
   7.750% 08/01/06                                           100,000           109,500
   8.250% 08/01/08                                           370,000           386,650
Constar International, Inc.,
   11.000% 12/01/12                                          250,000           271,250
Owens Brockway,
   8.875% 02/15/09                                           250,000           271,250
Owens-Illinois, Inc.:
   7.150% 05/15/05                                            40,000            40,800
   7.350% 05/15/08                                            50,000            50,250
   7.500% 05/15/10                                            90,000            87,300
   8.100% 05/15/07                                            50,000            51,250
Silgan Corp.,
   9.000% 06/01/09                                           275,000           284,625
                                                                       ---------------
                                                                             1,669,750
                                                                       ---------------

                       See Notes to Investment Portfolio.

                                                           PAR              VALUE
                                                     ---------------   ---------------
MANUFACTURING--11.6%
AUTO PARTS & EQUIPMENT--2.3%
American Axle & Manufacturing, Inc.,
   9.750% 03/01/09                                   $       495,000   $       533,362
Dura Operating Corp.,
   8.625% 04/15/12                                            90,000            92,925
Lear Corp.:
   7.960% 05/15/05                                            50,000            53,625
   8.110% 05/15/09                                           170,000           195,925
                                                                       ---------------
                                                                               875,837
                                                                       ---------------
CHEMICALS & ALLIED PRODUCTS--3.0%
Airgas, Inc.,
   9.125% 10/01/11                                           110,000           123,200
Equistar Chemical Funding LP:
   10.125% 09/01/08                                          155,000           159,262
   10.625% 05/01/11 (a)                                      165,000           169,125
Ethyl Corp.,
   8.875% 05/01/10 (a)                                       255,000           261,375
FMC Corp.,
   10.250% 11/01/09                                          105,000           118,650
MacDermid, Inc.,
   9.125% 07/15/11                                           275,000           308,000
                                                                       ---------------
                                                                             1,139,612
                                                                       ---------------
ELECTRONIC & ELECTRICAL EQUIPMENT--0.4%
Flextronics International Ltd.,
   9.875% 07/01/10                                           130,000           143,000
                                                                       ---------------
FOOD & KINDRED PRODUCTS--1.1%
Constellation Brands, Inc.,
   8.125% 01/15/12                                            75,000            81,000
Del Monte Corp.,
   9.250% 05/15/11                                            60,000            65,400
Dole Food Co., Inc.,
   8.625% 05/01/09                                           135,000           143,100
Smithfield Foods, Inc.,
   8.000% 10/15/09                                           115,000           123,913
                                                                       ---------------
                                                                               413,413
                                                                       ---------------
FURNITURE & FIXTURES--0.1%
Congoleum Corp.,
   8.625% 08/01/08                                            65,000            40,625
                                                                       ---------------
MEASURING & ANALYZING INSTRUMENTS--0.0%
Fisher Scientific International, Inc.,
   8.125% 05/01/12 (a)                                        20,000            21,600
                                                                       ---------------
MISCELLANEOUS MANUFACTURING--0.6%
Flowserve Corp.,
   12.250% 08/15/10                                           81,000            94,770
Terex Corp., Series 2001 B,
   10.375% 04/01/11                                          105,000           116,550
                                                                       ---------------
                                                                               211,320
                                                                       ---------------
PAPER PRODUCTS--0.4%
Jefferson Smurfit Corp.,
   8.250% 10/01/12                                            70,000            75,600
Tembec Industries, Inc.,
   8.500% 02/01/11                                            90,000            89,100
                                                                       ---------------
                                                                               164,700
                                                                       ---------------
PRIMARY METAL--0.1%
Wheeling-Pittsburgh Corp.,
   9.250% 11/15/07 (b)                               $       250,000   $        22,500
                                                                       ---------------
PRINTING & PUBLISHING--3.6%
Dex Media East LLC,
   12.125% 11/15/12                                          145,000           172,550
Houghton Mifflin Co.,
   9.875% 02/01/13 (a)                                       340,000           375,700
Moore North America Finance, Inc.,
   7.875% 01/15/11 (a)                                        50,000            52,250
PriMedia Inc.,
   8.875% 05/15/11                                           150,000           159,375
RH Donnelley Finance Corp.,
   10.875% 12/15/12 (a)                                      510,000           591,600
                                                                       ---------------
                                                                             1,351,475
                                                                       ---------------

MINING & ENERGY--8.8%
OIL & GAS EXTRACTION--8.5%
Chesapeake Energy Corp.:
   7.500% 09/15/13 (a)                                        25,000            26,500
   8.125% 04/01/11                                           200,000           215,500
   9.000% 08/15/12                                           550,000           616,000
Denbury Resources, Inc.,
   7.500% 04/01/13 (a)                                        55,000            56,925
Forest Oil Corp.,
   8.000% 06/15/08                                            95,000           100,700
Grant Prideco, Inc.:
   9.000% 12/15/09                                            25,000            27,875
   9.625% 12/01/07                                           525,000           574,875
Key Energy Services, Inc.,
   6.375% 05/01/13                                           315,000           319,725
Magnum Hunter Resources, Inc.,
   9.600% 03/15/12                                            50,000            55,250
Pioneer Natural Resources Co.,
   7.500% 04/15/12                                            25,000            28,750
Pogo Producing Co.,
   8.250% 04/15/11                                           205,000           227,550
Pride International, Inc.,
   10.000% 06/01/09                                           25,000            27,250
Semco Energy, Inc.:
   7.125% 05/15/08 (a)                                        15,000            15,600
   7.750% 05/15/13 (a)                                       100,000           106,000
Stone Energy Corp.,
   8.250% 12/15/11                                            50,000            52,750
Trico Marine Services, Inc.,
   8.875% 05/15/12                                            80,000            70,000
Westport Resources Corp.,
   8.250% 11/01/11                                           350,000           381,500
XTO Energy, Inc.:
   6.250% 04/15/13 (a)                                       100,000           106,500
   7.500% 04/15/12                                           155,000           177,475
                                                                       ---------------
                                                                             3,186,725
                                                                       ---------------

                       See Notes to Investment Portfolio.

                                                           PAR              VALUE
                                                     ---------------   ---------------
OIL & GAS FIELD SERVICES--0.3%
Premcor Refining Group:
   9.500% 02/01/13                                   $        65,000   $        71,825
   9.500% 02/01/10                                            50,000            54,500
                                                                       ---------------
                                                                               126,325
                                                                       ---------------

REAL ESTATE INVESTMENT TRUSTS (REITs)--1.8%
Health Care REIT, Inc.,
   7.500% 08/15/07                                           325,000           350,282
Istar Financial, Inc.:
   7.000% 03/15/08                                           100,000           105,000
   8.750% 08/15/08                                           220,000           242,000
                                                                       ---------------
                                                                               697,282
                                                                       ---------------

RETAIL TRADE--1.6%
FOOD RETAIL--1.2%
Winn Dixie Stores, Inc.,
   8.875% 04/01/08                                           410,000           438,700
                                                                       ---------------
MISCELLANEOUS RETAIL--0.4%
JC Penney Co., Inc.,
   8.000% 03/01/10                                           175,000           183,750
                                                                       ---------------

SERVICES--23.8%
AMUSEMENT & RECREATION--2.3%
Cinemark USA, Inc.:
   9.000% 02/01/13 (a)                                        10,000            10,900
   9.000% 02/01/13 (a)                                       400,000           436,000
Premier Parks,
   9.750% 06/15/07                                            10,000             9,900
Regal Cinemas, Inc.,
   9.375% 02/01/12                                           150,000           165,000
Six Flags, Inc.,
   9.500% 02/01/09                                           260,000           256,100
                                                                       ---------------
                                                                               877,900
                                                                       ---------------
AUTO EQUIPMENT & RENTAL SERVICES--1.1%
United Rentals, Inc.:
   8.800% 08/15/08                                           300,000           291,000
   9.250% 01/15/09                                            50,000            49,250
   9.500% 06/01/08                                            80,000            80,400
                                                                       ---------------
                                                                               420,650
                                                                       ---------------
CASINOS & GAMING--6.2%
Coast Hotels & Casinos, Inc.,
   9.500% 04/01/09                                           100,000           107,000
Harrah's Operating Co., Inc.,
   7.875% 12/15/05                                           600,000           651,000
International Game Technology:
   7.875% 05/15/04                                            25,000            26,125
   8.375% 05/15/09                                            25,000            30,500
Mohegan Tribal Gaming Authority:
   8.000% 04/01/12                                            40,000            43,100
   8.375% 07/01/11                                            50,000            54,000
Park Place Entertainment:
   7.875% 03/15/10                                   $       100,000   $       106,875
   9.375% 02/15/07                                           550,000           607,750
Station Casinos, Inc.,
   9.875% 07/01/10                                           545,000           604,950
Venetian Casino Resort LLC,
   11.000% 06/15/10                                          100,000           113,000
                                                                       ---------------
                                                                             2,344,300
                                                                       ---------------
ENTERTAINMENT--0.9%
Speedway Motorsports, Inc.,
   6.750% 06/01/13 (a)                                       325,000           334,750
                                                                       ---------------
FUNERAL SERVICES--0.4%
Service Corp. International,
   7.700% 04/15/09                                           160,000           162,800
                                                                       ---------------
HEALTH SERVICES--7.5%
AdvancePCS,
   8.500% 04/01/08                                           400,000           430,000
AmerisourceBergen Corp.:
   7.250% 11/15/12                                           655,000           712,312
   8.125% 09/01/08                                           150,000           165,375
Apogent Technologies, Inc.,
   6.500% 05/15/13 (a)                                        50,000            51,625
HCA Inc.,
   8.750% 09/01/10                                           620,000           733,324
MedQuest, Inc.,
   11.875% 08/15/12                                          125,000           131,875
Province Healthcare Co.,
   7.500% 06/01/13                                           300,000           298,500
Triad Hospital, Inc.,
   8.750% 05/01/09                                           300,000           324,000
                                                                       ---------------
                                                                             2,847,011
                                                                       ---------------
LODGING--2.3%
Extended Stay America, Inc.:
   9.150% 03/15/08                                            50,000            51,750
   9.875% 06/15/11                                           300,000           322,500
Host Marriott LP,
   9.500% 01/15/07                                           100,000           108,250
ITT Corp.,
   6.750% 11/15/05                                            35,000            36,400
Starwood Hotels & Resorts
   Worldwide, Inc.:
   7.375% 05/01/07                                            15,000            15,825
   7.875% 05/01/12                                           290,000           317,550
                                                                       ---------------
                                                                               852,275
                                                                       ---------------
OTHER SERVICES--3.1%
Corrections Corp.:
   7.500% 05/01/11                                           275,000           288,062
   9.875% 05/01/09                                           100,000           112,000
Iron Mountain, Inc.:
   7.775% 01/15/15                                            50,000            53,000
   8.625% 04/01/13                                           650,000           700,375
                                                                       ---------------
                                                                             1,153,437
                                                                       ---------------

                       See Notes to Investment Portfolio.

                                                           PAR              VALUE
                                                     ---------------   ---------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
   GAS & SANITARY SERVICES--19.8%
AEROSPACE--2.6%
K&F Industries,
   9.625% 12/15/10                                   $       275,000   $       302,500
L-3 Communications Corp.,
   7.625% 06/15/12                                           610,000           671,000
                                                                       ---------------
                                                                               973,500
                                                                       ---------------
BROADCASTING--3.1%
British Sky Broadcasting PLC:
   7.300% 10/15/06                                            20,000            22,068
   8.200% 07/15/09                                           200,000           233,684
Chancellor Media Corp.,
   8.000% 11/01/08                                            45,000            53,100
LIN Television Corp.,
   6.500% 05/15/13 (a)                                       350,000           350,875
Sinclair Broadcast Group, Inc.,
   8.750% 12/15/11                                           450,000           495,000
                                                                       ---------------
                                                                             1,154,727
                                                                       ---------------
CABLE--4.1%
CSC Holdings, Inc.,
Senior Notes:
   7.625% 04/01/11                                            50,000            50,750
   9.875% 02/15/13                                            50,000            51,000
   10.500% 05/15/16                                          425,000           463,250
DirecTV Holdings Finance,
   8.375% 03/15/13 (a)                                       340,000           379,950
Mediacom LLC/Mediacom Capital One,
   9.500% 01/15/013                                          475,000           505,875
Rogers Communications, Inc.,
   8.875% 07/15/07                                            25,000            25,750
TCI Communications, Inc.,
   8.750% 08/01/15                                            46,000            60,020
                                                                       ---------------
                                                                             1,536,595
                                                                       ---------------
ELECTRIC, GAS & SANITARY SERVICES--2.2%
Allied Waste North America, Inc.,
   10.000% 08/01/09                                          650,000           692,250
Synagro Technologies, Inc.,
   9.500% 04/01/09                                           125,000           133,750
                                                                       ---------------
                                                                               826,000
                                                                       ---------------
ELECTRIC SERVICES--0.1%
Beaver Valley Funding Corp.,
   9.000% 06/01/17                                            45,000            53,839
                                                                       ---------------
MARINE TRANSPORTATION--1.7%
Teekay Shipping Corp.,
   8.875% 07/15/11                                           595,000           636,650
                                                                       ---------------
MEDIA--2.1%
Lamar Media Corp.,
   7.250% 01/01/13                                           675,000           718,875
Vivendi Universal SA,
   9.250% 04/15/10 (a)                                        70,000            81,200
                                                                       ---------------
                                                                               800,075
                                                                       ---------------
POLLUTION CONTROL--0.1%
Envirosource, Inc.,
   14.000% 12/15/08                                           41,050            36,945
                                                                       ---------------
RADIOTELEPHONE COMMUNICATIONS--3.5%
Nextel Communications, Inc.:
   9.75% 10/31/2007                                  $       100,000   $       103,500
   9.375% 11/15/09                                           300,000           324,000
   10.650% 09/15/07                                           25,000            25,875
Rogers Cantel, Inc.:
   6.250% 06/15/13 (a)                                       650,000           650,930
   9.750% 06/01/16                                           195,000           220,838
                                                                       ---------------
                                                                             1,325,143
                                                                       ---------------
RAILROAD--0.2%
Kansas City Southern,
   7.500% 06/15/09                                            80,000            82,800
                                                                       ---------------
TELECOMMUNICATIONS--0.1%
Colt Telecom Group PLC,
   2.000% 03/29/06                                   EUR      40,000            38,188
                                                                       ---------------
TOTAL CORPORATE FIXED-INCOME
   BONDS & NOTES
   (cost of $34,207,756)                                                    34,635,935
                                                                       ---------------

                                                         SHARES
                                                     ---------------
PREFERRED STOCKS--0.8%
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
   GAS & SANITARY SERVICES--0.8%
CABLE--0.8%
CSC Holdings Ltd.
   11.125% PIK                                                 2,896           298,288
                                                                       ---------------
POLLUTION CONTROL--0.0%
EnviroSource, Inc.
   7.250%                                                        139             6,435
                                                                       ---------------
TOTAL PREFERRED STOCKS
   (cost of $338,408)                                                          304,723
                                                                       ---------------

COMMON STOCKS--0.1%
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
   GAS & SANITARY SERVICES--0.1%
CABLE--0.1%
NTL, Inc.                                                      1,259            42,957
                                                                       ---------------
POLLUTION CONTROL--0.0%
EnviroSource, Inc.                                             1,200               276
                                                                       ---------------
TOTAL COMMON STOCKS
   (cost of $236,260)                                                           43,233
                                                                       ---------------

                                                          UNITS
                                                     ---------------
WARRANTS (c)--0.0%
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
   GAS & SANITARY SERVICES--0.0%
CABLE--0.0%
Cable Satisfaction
   International, Inc.,
   expires 03/01/05                                              220                 2
Ono Finance PLC,
   expires 02/15/11                                               85                --
                                                                       ---------------
                                                                                     2
                                                                       ---------------

                       See Notes to Investment Portfolio.

                                                          UNITS             VALUE
                                                     ---------------   ---------------
COMMUNICATIONS--0.0%
UbiquiTel Inc.,
   expires 04/15/10                                               50   $             1
XM Satellite Radio Holdings, Inc.,
   expires 03/15/10                                              150               825
                                                                       ---------------
                                                                                   826
                                                                       ---------------
MOTOR FREIGHT & WAREHOUSING--0.0%
QDI LLC,
   expires 06/15/06 (a)                                          153                --
                                                                       ---------------
TELECOMMUNICATIONS--0.0%
Horizon PCS, Inc.,
   expires 10/01/10                                              145                --
Jazztel PLC,
   expires 07/15/10                                               60                --
                                                                       ---------------
                                                                                    --
                                                                       ---------------
WIRELESS TELECOMMUNICATION--0.0%
Carrier 1 International SA,
   expires 02/19/09                                              113                 1
                                                                       ---------------
TOTAL WARRANTS
   (cost of $22,621)                                                               829
                                                                       ---------------

                                                           PAR              VALUE
                                                     ---------------   ---------------
SHORT-TERM OBLIGATION--6.9%
Repurchase agreement with
   State Street Bank & Trust Co., dated
   06/30/03 due 07/01/03 at
   0.95%, collateralized by
   a U.S. Treasury Bond
   maturing 11/15/10, market
   value $2,658,375
   (repurchase proceeds
   $2,605,069)
   (cost of $2,605,000)                              $     2,605,000   $     2,605,000
                                                                       ---------------
TOTAL INVESTMENTS--99.6%
   (cost of $37,410,045) (d)                                                37,589,720
                                                                       ---------------
OTHER ASSETS & LIABILITIES, NET--0.4%                                          167,632
                                                                       ---------------
NET ASSETS--100.0%                                                     $    37,757,352
                                                                       ===============

NOTES TO INVESTMENT PORTFOLIO:
(a) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of these securities amounted to $5,100,263 which represents 13.5% of net assets.
(b) As of June 30, 2003, the Fund held certain securities that have filed for bankruptcy protection under chapter 11, representing 0.1% of net assets. This issuer is in default of certain debt covenants. Income is not being accrued.
(c) Non-incoming producing.
(d) Cost for federal income tax purposes is $37,425,909. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities.

            ACRONYM              NAME
            -------              ----
              EUR          European Currency
              PIK           Payment-In-Kind

                       See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
Columbia High Yield Fund, Variable Series / June 30, 2003 (Unaudited)

ASSETS:
Investments, at cost                                 $   37,410,045
                                                     --------------
Investments, at value                                $   37,589,720
Cash                                                             78
Receivable for:
   Investments sold                                         284,463
   Fund shares sold                                         629,623
   Interest                                                 639,004
   Dividends                                                  8,507
   Merger                                                    12,548
Deferred Trustees' compensation plan                            756
Expense reimbursement due from Manager/Distributor           11,300
                                                     --------------
     TOTAL ASSETS                                        39,175,999
                                                     --------------
LIABILITIES:
Payable for:
   Investments purchased                                  1,381,324
   Fund shares repurchased                                    3,249
   Management fee                                            17,277
   Administration fee                                         2,448
   Distribution fee--Class B                                    179
   Pricing and bookkeeping fees                               3,424
   Audit fee                                                  5,512
   Reports to shareholders                                    1,624
Deferred Trustees' fee                                          756
Other liabilities                                             2,854
                                                     --------------
     TOTAL LIABILITIES                                    1,418,647
                                                     --------------
NET ASSETS                                           $   37,757,352
                                                     ==============
COMPOSITION OF NET ASSETS:
Paid-in capital                                      $   38,514,284
Overdistributed net investment income                        (5,167)
Accumulated net realized loss                              (931,443)
Net unrealized appreciation on:
   Investment                                               179,675
   Foreign currency translations                                  3
                                                     --------------
NET ASSETS                                           $   37,757,352
                                                     ==============
CLASS A:
Net assets                                           $   15,417,772
Shares outstanding                                        1,648,084
                                                     ==============
Net asset value per share                            $         9.35
                                                     ==============
CLASS B:
Net assets                                           $   22,339,580
Shares outstanding                                        2,387,983
                                                     ==============
Net asset value per share                            $         9.35
                                                     ==============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Columbia High Yield Fund, Variable Series
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends                                                                      $      10,038
Interest                                                                             596,783
                                                                               -------------
   Total Investment Income                                                           606,821
                                                                               -------------
EXPENSES:
Management fee                                                                        47,486
Administration fee                                                                     6,727
Distribution fee--Class B                                                             10,474
Pricing and bookkeeping fees                                                          15,923
Transfer agent fee                                                                     2,496
Trustees' fee                                                                             26
Custody fee                                                                            4,321
Audit fee                                                                              5,492
Other expenses                                                                         2,871
                                                                               -------------
   Total Expenses                                                                     95,816
Fees and expenses waived or reimbursed by Manager                                    (31,307)
Fees waived by Distributor--Class B                                                   (7,960)
Custody earnings credit                                                                 (384)
                                                                               -------------
   Net Expenses                                                                       56,165
                                                                               -------------
Net Investment Income                                                                550,656
                                                                               -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized loss on:
   Investments                                                                      (565,362)
   Foreign currency transactions                                                      (1,918)
                                                                               -------------
     Net realized loss                                                              (567,280)
                                                                               -------------
Net change in unrealized appreciation/depreciation on:
   Investments                                                                     1,466,145
   Foreign currency translations                                                           3
                                                                               -------------
     Net change in unrealized appreciation/depreciation                            1,466,148
                                                                               -------------
Net Gain                                                                             898,868
                                                                               -------------
Net Increase in Net Assets from Operations                                     $   1,449,524
                                                                               =============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Columbia High Yield Fund, Variable Series

                                                                                   (UNAUDITED)
                                                                                   SIX MONTHS
                                                                                      ENDED           YEAR ENDED
                                                                                     JUNE 30,        DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                                     2003              2002
----------------------------------                                               ---------------    ---------------
OPERATIONS:
Net investment income                                                            $       550,656    $       153,065
Net realized loss on investments and foreign currency transactions                      (567,280)          (126,213)
Net change in unrealized appreciation/depreciation on investments and foreign
   currency translations                                                               1,466,148             30,091
                                                                                 ---------------    ---------------
        Net Increase from Operations                                                   1,449,524             56,943
                                                                                 ---------------    ---------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                                                                              (266,167)          (149,903)
   Class B                                                                              (303,403)                --
                                                                                 ---------------    ---------------
Total Distributions Declared to Shareholders                                            (569,570)          (149,903)
                                                                                 ---------------    ---------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                                       4,459,161            626,496
   Proceeds received in connection with merger                                        12,120,783                 --
   Distributions reinvested                                                              266,167            149,903
   Redemptions                                                                        (4,035,937)          (907,995)
                                                                                 ---------------    ---------------
        Net Increase (Decrease)                                                       12,810,174           (131,596)
                                                                                 ---------------    ---------------
Class B:
   Subscriptions                                                                       4,776,203                 --
   Proceeds received in connection with merger                                        17,750,911                 --
   Distributions reinvested                                                              303,403                 --
   Redemptions                                                                          (960,028)                --
                                                                                 ---------------    ---------------
        Net Increase                                                                  21,870,489                 --
                                                                                 ---------------    ---------------
Net Increase (Decrease) from Share Transactions                                       34,680,663           (131,596)
                                                                                 ---------------    ---------------
Total Increase (Decrease) in Net Assets                                               35,560,617           (224,556)
NET ASSETS:
Beginning of period                                                                    2,196,735          2,421,291
                                                                                 ---------------    ---------------
End of period (including overdistributed net investment income of $(5,167) and
   undistributed net investment income of $13,747)                               $    37,757,352    $     2,196,735
                                                                                 ===============    ===============
CHANGES IN SHARES:
Class A:
   Subscriptions                                                                         490,018             69,617
   Issued in connection with merger                                                    1,328,306                 --
   Issued for distributions reinvested                                                    19,445             16,631
   Redemptions                                                                          (434,938)          (101,745)
                                                                                 ---------------    ---------------
        Net Increase (Decrease)                                                        1,402,831            (15,497)
                                                                                 ---------------    ---------------
Class B:
   Subscriptions                                                                         524,602                 --
   Issued in connection with merger                                                    1,946,759                 --
   Issued for distributions reinvested                                                    19,964                 --
   Redemptions                                                                          (103,342)                --
                                                                                 ---------------    ---------------
        Net Increase                                                                   2,387,983                 --
                                                                                 ---------------    ---------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Columbia High Yield Fund, Variable Series / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

   ORGANIZATION--Columbia High Yield Fund, Variable Series (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek a high level of income, with capital appreciation as a secondary goal, by investing primarily in non-investment-grade corporate debt securities, commonly referred to as "junk" or "high-yield" bonds. The Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. The Fund offers two classes of shares: Class A and Class B. Class B commenced operations on April 14, 2003. Each share of a class represents an equal proportionate beneficial interest in that share class and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of their share class available for distribution to shareholders upon liquidation of the Fund. Shares of the Fund are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On April 1, 2003, Fleet Investment Advisors Inc., the investment advisor to the predecessor Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect wholly owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Fleet Investment Advisors Inc. with respect to the predecessor Fund.

Columbia provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund. Columbia also provides administrative and pricing and bookkeeping services to the Fund. Liberty Funds Distributor, Inc. ("LFD"), an affiliate of Columbia, serves as the principal underwriter of the Fund.

On April 14, 2003, the Colonial High Yield Securities Fund, Variable Series merged into the Galaxy VIP Columbia High Yield Fund II, previously a fund of the Galaxy VIP Fund, a separate Massachusetts business trust (the "predecessor trust"). Also on April 14, 2003, Galaxy VIP Columbia High Yield Fund II, created a Class B into which Colonial High Yield Securities Fund, Variable Series Class B shares were reorganized. Galaxy VIP Columbia High Yield Fund II received a tax-free transfer of assets from Colonial High Yield Securities Fund, Variable Series as follows:

      SHARES             NET ASSETS            UNREALIZED
      ISSUED              RECEIVED           DEPRECIATION(1)
     ---------          ------------         ---------------
     3,275,065          $ 29,871,694           $ 1,356,159

    NET ASSETS
   OF GALAXY VIP        NET ASSETS            NET ASSETS OF
     COLUMBIA        OF COLONIAL HIGH      GALAXY VIP COLUMBIA
    HIGH YIELD       YIELD SECURITIES      HIGH YIELD FUND II
      FUND II      FUND, VARIABLE SERIES       IMMEDIATELY
     PRIOR TO      IMMEDIATELY PRIOR TO           AFTER
    COMBINATION         COMBINATION            COMBINATION
   -------------   ---------------------   -------------------
    $ 2,264,927        $ 29,871,694           $ 32,136,621

(1) Unrealized depreciation is included in the Net Assets Received amount shown above.

Also on April 14, 2003, subsequent to the merger described above, the Galaxy VIP Columbia High Yield Fund II was reorganized as the Columbia High Yield Fund, Variable Series.

The accompanying statement of operations, statement of changes in net assets and financial highlights for the Fund represents the historical operations of the Galaxy VIP Columbia High Yield Fund II for periods prior to April 14, 2003.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION AND TRANSACTIONS--Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities and such exchange rates occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

   DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS--All income, expenses (other than the Class B distribution fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share data and ratios reflect the distribution fee applicable to Class B shares only.

   FEDERAL INCOME TAXES--Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

   INTEREST INCOME, DEBT DISCOUNT AND PREMIUM--Interest income is recorded on the accrual basis. Discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis. Premium is amortized against interest income with a corresponding decrease in the cost basis.

   DISTRIBUTIONS TO SHAREHOLDERS--The Fund intends to distribute as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of investments. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution. Income and capital gain distributions are determined in accordance with federal income tax regulations.

   FOREIGN CURRENCY TRANSACTIONS--Net realized and unrealized gains (losses) on foreign currency transactions and translations includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

   FORWARD CURRENCY CONTRACTS--The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions and translations. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

   OTHER--Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of December 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

      YEAR OF                CAPITAL LOSS
    EXPIRATION               CARRYFORWARD
    ----------               ------------
       2007                  $     33,837
       2008                        59,785
       2009                       150,572
       2010                       126,297
                             ------------
                             $    370,491
                             ============

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

   MANAGEMENT AND ADMINISTRATION FEES--Columbia receives a monthly management fee equal to 0.60% annually of the Fund's average daily net assets.

Columbia provides, pursuant to an Administrative Agreement with the Fund, certain administrative services for a monthly fee equal to 0.085% annually of the Fund's average daily net assets. Prior to April 14, 2003, the administration fee was computed daily and paid monthly at the annual rate of 0.085% of the first $1 billion of the combined average daily net assets of the funds in the predecessor trust, 0.078% of the next $1.5 billion of combined average daily net assets and 0.073% of combined average daily net assets in excess of $2.5 billion.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual fee based on the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS                         FEE
------------------------                     -----------
Under $50 million                            $   25,000
Of $50 million but less than $200 million        35,000
Of $200 million but less than $500 million       50,000
Of $500 million but less than $1 billion         85,000
In excess of $1 billion                         125,000

The annual fees for a Fund with more than 25% in non-domestic assets will be 150% of the annual fees described above.

The Fund also pays out-of-pocket costs for pricing services.

   TRANSFER AGENT FEE--Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for a monthly fee based on a per account charge or minimum of $5,000 annually per Fund.

   DISTRIBUTION FEE--The Fund has adopted a 12b-1 plan, which requires it to pay LFD a monthly distribution fee equal to 0.25% annually of Class B average daily net assets.

   EXPENSE LIMITS--Effective April 14, 2003, Columbia has voluntarily agreed to waive expenses at the rate of 0.27% annually of the Fund's average daily net assets. In addition, LFD has voluntarily agreed to waive Class B distribution fees at the rate of 0.19% annually of the Class B average daily net assets. These waiver agreements will continue until April 14, 2004, after which they may be modified or terminated at any time.

Prior to April 14, 2003, Fleet Investment Advisors, Inc. and/or its affiliates and/or PFPC Inc., the former fund administrator, could voluntarily waive all or a portion of the fees payable to them by the predecessor fund.

   OTHER--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $384 of custody fees were reduced by balance credits for the six months ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

   INVESTMENT ACTIVITY--For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $26,177,258 and $19,025,482, respectively.

Unrealized appreciation (depreciation) at June 30, 2003, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation   $  918,109
     Gross unrealized depreciation     (754,298)
                                     ----------
       Net unrealized appreciation   $  163,811
                                     ==========

   OTHER--High yield investing offers the potential for high income and attractive total return, but also certain additional risks. These include credit risks associated with lower-rated bonds, changes in interest rates and certain risks associated with foreign investments.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

FINANCIAL HIGHLIGHTS
Columbia High Yield Fund, Variable Series--Class A Shares (a)

Selected data for a share outstanding throughout each period is as follows:

                                            (UNAUDITED)                                                           PERIOD
                                            SIX MONTHS                   YEAR ENDED DECEMBER 31,                   ENDED
                                               ENDED          ----------------------------------------------    DECEMBER 31,
                                           JUNE 30, 2003        2002        2001          2000        1999        1998 (b)
                                           -------------      --------    --------      --------    --------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD       $        8.96      $   9.29    $   9.35      $   9.70    $  10.36    $      10.00
                                           -------------      --------    --------      --------    --------    ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                               0.16(c)       0.59        0.64(d)       0.69        0.70            0.49
Net realized and unrealized gain (loss)
  on investments and foreign currency               0.53         (0.35)      (0.07)(d)     (0.35)      (0.65)           0.45
                                           -------------      --------    --------      --------    --------    ------------
    Total from Investment Operations                0.69          0.24        0.57          0.34        0.05            0.94
                                           -------------      --------    --------      --------    --------    ------------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                         (0.30)        (0.57)      (0.63)        (0.69)      (0.70)          (0.49)
From net realized gains                               --            --          --            --       (0.01)          (0.09)
                                           -------------      --------    --------      --------    --------    ------------
    Total Distributions Declared
      to Shareholders                              (0.30)        (0.57)      (0.63)        (0.69)      (0.71)          (0.58)
                                           -------------      --------    --------      --------    --------    ------------
NET ASSET VALUE, END OF PERIOD             $        9.35      $   8.96    $   9.29      $   9.35    $   9.70    $      10.36
                                           =============      ========    ========      ========    ========    ============
Total return (e)(f)(g)                              7.86%(h)      2.74%       6.18%         3.66%       0.56%           9.61%(h)
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Expenses (i)                                        0.77%(j)      1.68%       1.60%         1.60%       1.60%           1.60%(j)
Net investment income (i)                           7.00%(j)      6.46%       6.89%(d)      7.29%       7.00%           6.18%(j)
Waiver/reimbursement                                0.54%(j)      1.68%       1.63%         1.58%       1.29%           2.65%(j)
Portfolio turnover rate                              127%(h)        49%         54%           46%         35%             89%(h)
Net assets, end of period (000's)          $      15,418      $  2,197    $  2,421      $  2,188    $  2,403    $      2,454

(a) The information shown in this table for the periods prior to the six months ended June 30, 2003, related to shares of the Galaxy VIP Columbia High Yield Fund II, the predecessor to the Columbia High Yield Fund, Variable Series.
(b) For the period from commencement of operations on March 3, 1998 to December 31, 1998.
(c) Per share data was calculated using average shares outstanding during the period.
(d) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective January 1, 2001. The effect of the changes for the year ended December 31, 2001 (which is reflected in the amounts shown above) on the net investment income per share, the net realized and unrealized gain
    (loss) per share and the ratio of net investment income to average net assets is to $0.01, $(0.01) and 0.25%, respectively.
(e) Total return at net asset value assuming all distributions reinvested.
(f) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(g) Had the Manager and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(h) Not annualized.
(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(j) Annualized.

SHAREHOLDER MEETING RESULTS
Columbia High Yield Fund, Variable Series

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On February 19, 2003, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following items listed on the Trust's Proxy Statement for said Meeting. On December 2, 2002, the record date for the Meeting, the Colonial High Yield Securities Fund, Variable Series had 4,180,951.887 common shares outstanding and the Galaxy VIP Columbia High Yield Fund II had 245,636.316 common shares outstanding. The votes cast were as follows:

                       SHAREHOLDER RESPONSE SUMMARY REPORT
      LIBERTY VARIABLE INVESTMENT TRUST/STEINROE VARIABLE INVESTMENT TRUST
              COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES
                                FEBRUARY 19, 2003

1. To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Colonial High Yield Securities Fund, Variable Series to, and the assumption of all of the liabilities of the Colonial High Yield Securities Fund, Variable Series by, the Columbia High Yield Fund, Variable Series, in exchange for shares of the Columbia High Yield Fund, Variable Series, and the distribution of such shares to the shareholders of the Colonial High Yield Securities Fund, Variable Series in complete liquidation of the Colonial High Yield Securities Fund, Variable Series.

                                                                     % OF         % OF
                                                      NO. OF      OUTSTANDING    SHARES
                                                      SHARES        SHARES        VOTED
                                                  -------------   -----------   --------
   Affirmative                                    3,601,167.762     86.133%       86.515%
   Against                                           93,366.123      2.233%        2.243%
   Abstain                                          467,931.327     11.192%       11.242%

   TOTAL                                          4,162,465.212     99.558%      100.000%

   **FUND TOTALS:                     SHARES
   RECORD TOTAL                4,180,951.887
   VOTED SHARES                4,162,465.212
   PERCENT VOTED                      99.558%

                       SHAREHOLDER RESPONSE SUMMARY REPORT
      LIBERTY VARIABLE INVESTMENT TRUST/STEINROE VARIABLE INVESTMENT TRUST
                     GALAXY VIP COLUMBIA HIGH YIELD FUND II
                                FEBRUARY 19, 2003

2. To approve an Agreement and Plan of Reorganization providing for (i) the sale of all of the assets of the Galaxy VIP Columbia High Yield Fund II to, and the assumption of all of the liabilities of the Galaxy VIP Columbia High Yield Fund II by, the Columbia High Yield Fund, Variable Series, in exchange for shares of the Columbia High Yield Fund, Variable Series and the distribution of such shares to the shareholders of the Galaxy VIP Columbia High Yield Fund II in complete liquidation of the Galaxy VIP Columbia High Yield Fund II; (ii) the de-registration of The Galaxy VIP Fund as an investment company under the Investment Company Act of 1940, as amended, and
   (iii) the Galaxy VIP Fund's termination as a Massachusetts business trust under Massachusetts law.

                                                                     % OF         % OF
                                                      NO. OF      OUTSTANDING    SHARES
                                                      SHARES        SHARES        VOTED
                                                  -------------   -----------   --------
   Affirmative                                      222,628.183      90.633%      90.633%
   Against                                              302.568        .123%        .123%
   Abstain                                           22,705.565       9.244%       9.244%

   TOTAL                                            245,636.316     100.000%     100.000%

   **FUND TOTALS:                     SHARES
   RECORD TOTAL                  245,636.316
   VOTED SHARES                  245,636.316
   PERCENT VOTED                     100.000%

CHANGE IN INDEPENDENT AUDITOR
Columbia High Yield Fund, Variable Series

Based on the recommendation of the Audit Committee of the Fund on May 6, 2003, the Board of Trustees determined not to retain Ernst & Young LLP ("E&Y") as the Fund's independent auditor and voted to appoint PricewaterhouseCoopers LLP for the fiscal year ended December 31, 2003. During the two most recent fiscal years, E&Y's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two most recent fiscal years and through May 6, 2003, there were no disagreements between the Fund and E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of E&Y would have caused it to make reference to the disagreements in its report on the financial statements for such years.

PORTFOLIO MANAGER'S DISCUSSION
Columbia International Fund, Variable Series / June 30, 2003

   Columbia International Fund, Variable Series seeks long-term capital growth by investing primarily in equity securities of growth companies located outside the United States.

   James M. McAlear is the lead manager of the fund. He has managed international portfolios since joining the Columbia Management Advisors, Inc. in 1992.

   On April 7, 2003, Colonial International Fund for Growth, Variable Series acquired the following funds: Stein Roe Global Utilities Fund, Variable Series; Colonial International Horizons Fund, Variable Series and Colonial Global Equity Fund, Variable Series. The new fund was renamed Columbia International Fund, Variable Series.

   For the six-month period that ended June 30, 2003, the portfolio performed in line with its new benchmark, the MSCI All Country World Free ex US Index. We are comparing the fund's returns to this index because it includes emerging markets (such as China) and other countries (such as Canada and Mexico), which are part of the fund's investment universe. By contrast, the fund's former benchmark, the MSCI EAFE Index, only tracks stocks in Europe, Australia and the major markets of the Far East (Japan, Hong Kong and Singapore). During the period, fund performance was also comparable to the MSCI EAFE Index. Our investments in Japan and China were largely responsible for the fund's strong return.

   At the beginning of the period, uncertainty about the war in Iraq, the SARS (severe acute respiratory syndrome) epidemic and the global economic slowdown took their toll on the international stock markets. In this environment, the portfolio benefited from a heavy commitment to defensive stocks--those that tend to perform well during periods of economic weakness. These included companies in the consumer staples and utility sectors.

   Once the major military offensive in Iraq ended and the SARS outbreak appeared to be abating, market sentiment became more positive. As a result, we moved away from these defensive areas that had done well early in the period and sought investments that we believe have the potential to perform well when economic growth picks up. At the end of the six months, many international markets had risen significantly. While European markets generated strong gains, Asian markets--especially Japan--were the global leaders.

INVESTORS GRAVITATED TOWARD OUT-OF-FAVOR COMPANIES

As the international markets rose during the last three months of the period, investors tended to emphasize companies that were selling at depressed prices and that had been out-of-favor for a year or more. Consequently, some of the portfolio's long-term holdings, which had generated strong performance in the past, did poorly. For example, Unilever (0.9% of net assets), the world's largest household products company, reported losses for the period. Heineken also performed poorly and we eliminated our position in this company during the period.

ASIAN STOCKS LED PORTFOLIO PERFORMANCE

The portfolio's position in Japan was a major contributor to performance. After experiencing steep declines early in the year, Japanese stocks were attractively valued and benefited from the widespread restructuring of individual companies. The portfolio's investment in Olympus Optical (1.2% of net assets), a manufacturer of endoscopes and other optical equipment, contributed to results. Tokyo Electron (0.4% of net assets), a manufacturer of industrial electronics, also aided total return.

   About 7% of the portfolio was invested in China, an area that is benefiting from regional growth and domestic expansion. In China, we favored utility companies, which did well because of strong consumer and business demand.

GENERIC PHARMACEUTICALS WERE A THEME

Capitalizing on the global emphasis on reducing health care costs, we purchased several generic pharmaceutical companies. These included Ranbaxy Laboratories in India and Teva Pharmaceutical in Israel; (0.4%, and 1.2%, of net assets, respectively). Both companies made positive contributions to the fund's performance.

LOOKING FORWARD TO A GLOBAL ECONOMIC RECOVERY

Recently the Paris-based Organization for Economic Cooperation and Development
(OECD) forecasted an upturn in industrial production over the next six months. In one of its latest publications, the OECD stated that economic indicators for all major countries stabilized in April, started to improve in May and had a sharp improvement in June. We believe these indicators are a precursor to more positive economic news in the coming months. We intend to take advantage of the better economic environment by maintaining a portfolio of high-quality companies with attractive growth prospects.


Economic and market conditions can change frequently. There is no assurance that the trends described here will continue or commence.

An investment in the Columbia International Fund, Variable Series may present certain risks, including stock market fluctuations that occur in response to economic and business developments. The fund invests in foreign securities, which have special risks, including political or economic instability and higher transactions costs; different regulations, accounting standards, trading practices and levels of information; and currency exchange rate fluctuations.

As a non-diversified portfolio, the fund may invest a significant percentage of its assets in a single issuer. As a result it may have increased risk compared to a more diversified fund.

Holdings are disclosed as of June 30, 2003, and are subject to change.

PERFORMANCE INFORMATION
Columbia International Fund, Variable Series / June 30, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (%)

                              (CUMULATIVE)
                                 6-MONTH     1-YEAR   5-YEAR    LIFE
---------------------------------------------------------------------
Class A (5/2/94)                  11.11       -2.39    -3.83    -0.46
MSCI All Country
  World Free ex-US Index(1)       11.10       -4.19    -2.81     1.72
MSCI EAFE Index(1)                 9.47       -6.46    -4.00     1.38

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 5/2/94 - 6/30/03

             CLASS A SHARES   MSCI ALL COUNTRY WORLD FREE EX-US INDEX   MSCI EAFE INDEX
    May-94         $ 10,000
 5/31/1994         $  9,900                                  $ 10,003          $  9,943
 6/30/1994         $  9,700                                  $ 10,074          $ 10,083
 7/31/1994         $  9,950                                  $ 10,238          $ 10,180
 8/31/1994         $ 10,251                                  $ 10,582          $ 10,421
 9/30/1994         $  9,950                                  $ 10,320          $ 10,093
10/31/1994         $ 10,000                                  $ 10,597          $ 10,429
11/30/1994         $  9,550                                  $ 10,087          $  9,927
12/31/1994         $  9,400                                  $ 10,063          $  9,990
 1/31/1995         $  8,850                                  $  9,607          $  9,606
 2/28/1995         $  8,701                                  $  9,555          $  9,579
 3/31/1995         $  8,850                                  $ 10,094          $ 10,176
 4/30/1995         $  9,100                                  $ 10,488          $ 10,559
 5/31/1995         $  9,100                                  $ 10,441          $ 10,433
 6/30/1995         $  9,050                                  $ 10,297          $ 10,251
 7/31/1995         $  9,549                                  $ 10,881          $ 10,889
 8/31/1995         $  9,549                                  $ 10,503          $ 10,474
 9/30/1995         $  9,699                                  $ 10,683          $ 10,679
10/31/1995         $  9,549                                  $ 10,398          $ 10,391
11/30/1995         $  9,699                                  $ 10,642          $ 10,680
12/31/1995         $  9,949                                  $ 11,063          $ 11,111
 1/31/1996         $  9,898                                  $ 11,215          $ 11,156
 2/29/1996         $  9,898                                  $ 11,215          $ 11,194
 3/31/1996         $ 10,100                                  $ 11,425          $ 11,431
 4/30/1996         $ 10,656                                  $ 11,771          $ 11,764
 5/31/1996         $ 10,555                                  $ 11,594          $ 11,548
 6/30/1996         $ 10,605                                  $ 11,653          $ 11,612
 7/31/1996         $ 10,201                                  $ 11,266          $ 11,273
 8/31/1996         $ 10,353                                  $ 11,332          $ 11,298
 9/30/1996         $ 10,455                                  $ 11,613          $ 11,599
10/31/1996         $ 10,202                                  $ 11,497          $ 11,480
11/30/1996         $ 10,606                                  $ 11,940          $ 11,937
12/31/1996         $ 10,508                                  $ 11,802          $ 11,783
 1/31/1997         $ 10,562                                  $ 11,585          $ 11,371
 2/28/1997         $ 10,670                                  $ 11,797          $ 11,557
 3/31/1997         $ 10,670                                  $ 11,772          $ 11,599
 4/30/1997         $ 10,616                                  $ 11,871          $ 11,660
 5/31/1997         $ 11,421                                  $ 12,605          $ 12,419
 6/30/1997         $ 12,010                                  $ 13,300          $ 13,104
 7/31/1997         $ 12,064                                  $ 13,569          $ 13,316
 8/31/1997         $ 11,226                                  $ 12,501          $ 12,321
 9/30/1997         $ 11,656                                  $ 13,177          $ 13,011
10/31/1997         $ 10,635                                  $ 12,056          $ 12,011
11/30/1997         $ 10,312                                  $ 11,905          $ 11,888
12/31/1997         $ 10,165                                  $ 12,042          $ 11,992
 1/31/1998         $ 10,508                                  $ 12,402          $ 12,540
 2/28/1998         $ 11,021                                  $ 13,229          $ 13,345
 3/31/1998         $ 11,707                                  $ 13,687          $ 13,756
 4/30/1998         $ 11,935                                  $ 13,786          $ 13,864
 5/31/1998         $ 11,935                                  $ 13,536          $ 13,796
 6/30/1998         $ 11,650                                  $ 13,485          $ 13,901
 7/31/1998         $ 11,992                                  $ 13,613          $ 14,042
 8/31/1998         $ 10,238                                  $ 11,693          $ 12,302
 9/30/1998         $  9,780                                  $ 11,447          $ 11,924
10/31/1998         $ 10,524                                  $ 12,645          $ 13,167
11/30/1998         $ 11,095                                  $ 13,324          $ 13,841
12/31/1998         $ 11,481                                  $ 13,784          $ 14,386
 1/31/1999         $ 11,481                                  $ 13,769          $ 14,343
 2/28/1999         $ 11,252                                  $ 13,460          $ 14,002
 3/31/1999         $ 11,653                                  $ 14,111          $ 14,586
 4/30/1999         $ 12,342                                  $ 14,816          $ 15,176
 5/31/1999         $ 11,768                                  $ 14,120          $ 14,395
 6/30/1999         $ 12,456                                  $ 14,769          $ 14,956
 7/31/1999         $ 12,916                                  $ 15,116          $ 15,400
 8/31/1999         $ 13,031                                  $ 15,169          $ 15,457
 9/30/1999         $ 13,088                                  $ 15,272          $ 15,613
10/31/1999         $ 13,433                                  $ 15,840          $ 16,199
11/30/1999         $ 14,294                                  $ 16,474          $ 16,761
12/31/1999         $ 16,139                                  $ 18,046          $ 18,266
 1/31/2000         $ 15,156                                  $ 17,066          $ 17,106
 2/29/2000         $ 15,735                                  $ 17,527          $ 17,566
 3/31/2000         $ 15,966                                  $ 18,186          $ 18,248
 4/30/2000         $ 14,751                                  $ 17,171          $ 17,288
 5/31/2000         $ 14,462                                  $ 16,731          $ 16,866
 6/30/2000         $ 14,520                                  $ 17,444          $ 17,526
 7/31/2000         $ 14,057                                  $ 16,755          $ 16,791
 8/31/2000         $ 14,230                                  $ 16,963          $ 16,938
 9/30/2000         $ 13,777                                  $ 16,021          $ 16,113
10/31/2000         $ 13,309                                  $ 15,512          $ 15,732
11/30/2000         $ 12,899                                  $ 14,815          $ 15,142
12/31/2000         $ 13,159                                  $ 15,321          $ 15,680
 1/31/2001         $ 12,750                                  $ 15,550          $ 15,672
 2/28/2001         $ 11,795                                  $ 14,319          $ 14,497
 3/31/2001         $ 10,841                                  $ 13,306          $ 13,530
 4/30/2001         $ 11,386                                  $ 14,211          $ 14,470
 5/31/2001         $ 11,046                                  $ 13,819          $ 13,959
 6/30/2001         $ 10,910                                  $ 13,288          $ 13,388
 7/31/2001         $ 10,568                                  $ 12,993          $ 13,145
 8/31/2001         $ 10,432                                  $ 12,671          $ 12,812
 9/30/2001         $  9,750                                  $ 11,327          $ 11,514
10/31/2001         $  9,818                                  $ 11,644          $ 11,809
11/30/2001         $  9,955                                  $ 12,176          $ 12,245
12/31/2001         $  9,955                                  $ 12,333          $ 12,317
 1/31/2002         $  9,478                                  $ 11,805          $ 11,663
 2/28/2002         $  9,614                                  $ 11,890          $ 11,745
 3/31/2002         $  9,819                                  $ 12,586          $ 12,436
 4/30/2002         $  9,956                                  $ 12,617          $ 12,461
 5/31/2002         $  9,956                                  $ 12,755          $ 12,620
 6/30/2002         $  9,819                                  $ 12,204          $ 12,117
 7/31/2002         $  8,932                                  $ 11,014          $ 10,921
 8/31/2002         $  8,932                                  $ 11,015          $ 10,896
 9/30/2002         $  8,387                                  $  9,847          $  9,726
10/31/2002         $  8,591                                  $ 10,375          $ 10,248
11/30/2002         $  8,659                                  $ 10,874          $ 10,714
12/31/2002         $  8,625                                  $ 10,523          $ 10,354
 1/31/2003         $  8,283                                  $ 10,154          $  9,922
 2/28/2003         $  8,283                                  $  9,948          $  9,695
 3/31/2003         $  8,352                                  $  9,755          $  9,505
 4/30/2003         $  8,900                                  $ 10,695          $ 10,436
 5/31/2003         $  9,447                                  $ 11,376          $ 11,068
 6/30/2003         $  9,584                                  $ 11,694          $ 11,336

NET ASSET VALUE PER SHARE ($)                     12/31/02    6/30/03
----------------------------------------------------------------------
Class A                                             1.26       1.40

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of all distributions. The MSCI (Morgan Stanley Capital International) All Country World Free ex-US Index is an unmanaged index of global stock market performance excluding the United States. The MSCI EAFE Index is an unmanaged index that tracks the performance of equity securities of developed countries outside North America. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

(1) Index performance is from April 30, 1994.

INVESTMENT PORTFOLIO
Columbia International Fund, Variable Series / June 30, 2003 (Unaudited)

                                                                   SHARES           VALUE
                                                               --------------   --------------
COMMON STOCKS--98.5%
CONSUMER DISCRETIONARY--10.6%
AUTO COMPONENTS -- 0.8%
FCC Co., Ltd.                                                           6,700   $      158,758
Nissan Shatai Co., Ltd.                                               113,000          379,951
                                                                                --------------
                                                                                       538,709
                                                                                --------------
AUTOMOBILES--1.0%
Honda Motor Co., Ltd.                                                   9,100          345,459
Toyota Motor Corp.                                                     14,400          373,652
                                                                                --------------
                                                                                       719,111
                                                                                --------------
HOUSEHOLD DURABLES--2.7%
Sanyo Electric Co., Ltd.                                              144,000          493,797
Koninklijke Philips
  Electronics NV                                                       33,700          641,923
Pioneer Corp.                                                          36,200          815,485
                                                                                --------------
                                                                                     1,951,205
                                                                                --------------
MEDIA--2.7%
JC Decaux SA (a)                                                       30,100          377,386
Pearson PLC                                                            81,300          760,596
Reed Elsevier PLC                                                      48,600          405,069
VNU NV                                                                 13,000          401,196
                                                                                --------------
                                                                                     1,944,247
                                                                                --------------
MULTILINE RETAIL--1.3%
Wal-Mart de
  Mexico SA de CV                                                     328,000          967,097
                                                                                --------------
SPECIALTY RETAIL--1.3%
Kingfisher PLC                                                         99,200          454,601
Next PLC                                                               30,042          509,723
                                                                                --------------
                                                                                       964,324
                                                                                --------------
TEXTILES & APPAREL--0.8%
LVMH Moet Hennessy
  Louis Vuitton SA                                                      8,000          397,434
Sanyo Shokai Ltd.                                                      32,000          193,834
                                                                                --------------
                                                                                       591,268
                                                                                --------------

CONSUMER STAPLES-- 6.9%
BEVERAGES--1.5%
Diageo PLC                                                             26,002          278,072
Foster's Group Ltd.                                                   218,519          617,711
Pernod-Ricard                                                           2,300          205,561
                                                                                --------------
                                                                                     1,101,344
                                                                                --------------
FOOD & DRUG RETAILING--1.3%
Carrefour SA                                                            8,037          394,558
Seven-Eleven Japan Co., Ltd.                                           23,000          573,777
                                                                                --------------
                                                                                       968,335
                                                                                --------------
FOOD PRODUCTS--1.7%
Nestle SA                                                               2,710          560,406
Unilever PLC                                                           81,122          646,968
                                                                                --------------
                                                                                     1,207,374
                                                                                --------------
HOUSEHOLD PRODUCTS--1.0%
Reckitt Benckiser PLC                                                  40,534          745,025
                                                                                --------------
PERSONAL PRODUCTS--0.8%
L'Oreal SA                                                              8,427          595,160
                                                                                --------------
TOBACCO--0.6%
Imperial Tobacco Group PLC                                             22,876   $      409,501
                                                                                --------------

ENERGY-- 3.3%
OIL & GAS--3.3%
BP PLC                                                                 76,306          530,046
ENI-Ente Nazionale
  Idrocarburi SpA                                                      58,500          886,205
Fortum Oyj                                                            100,000          802,875
Total SA                                                                1,300          196,785
                                                                                --------------
                                                                                     2,415,911
                                                                                --------------

FINANCIALS-- 11.7%
BANKS--8.7%
Anglo Irish Bank Corp., PLC                                            73,100          647,441
Banco Popular Espanol SA                                                7,257          367,284
Banco Santander Central
  Hispano SA                                                           82,900          727,564
Bank of Ireland                                                        31,804          384,483
Credit Agricole SA                                                     25,576          486,881
Credit Suisse Group                                                    37,090          978,291
Danske Bank                                                            25,300          493,437
Grupo Financiero BBVA
  Bancomer (a)                                                        240,000          202,804
Royal Bank of Scotland
  Group PLC                                                            30,337          852,449
Standard Chartered PLC                                                 37,335          454,193
UniCredito Italiano SpA                                               149,500          713,644
                                                                                --------------
                                                                                     6,308,471
                                                                                --------------
DIVERSIFIED FINANCIALS--1.5%
Euronext NV                                                            14,400          357,608
ING Groep NV                                                           41,700          725,717
                                                                                --------------
                                                                                     1,083,325
                                                                                --------------
INSURANCE--0.9%
Converium Holding AG                                                    3,200          147,973
Irish Life & Permanent PLC                                             48,500          524,399
                                                                                --------------
                                                                                       672,372
                                                                                --------------
REAL ESTATE--0.6%
Mitsubishi Estate Co., Ltd.                                            60,000          406,992
                                                                                --------------

HEALTH CARE-- 9.1%
HEALTH CARE EQUIPMENT & SUPPLIES--2.2%
Olympus Optical Co., Ltd.                                              43,000          891,536
Smith & Nephew PLC                                                    115,697          665,978
                                                                                --------------
                                                                                     1,557,514
                                                                                --------------
PHARMACEUTICALS--6.9%
Chugai Pharmaceutical
  Co., Ltd.                                                            32,400          368,726
Dr. Reddy's Laboratories,
  Ltd., ADR                                                            11,700          272,727
GlaxoSmithKline PLC                                                    41,876          846,522
Novartis AG (Registered)                                               15,330          607,937

                       See Notes to Investment Portfolio.

                                                                   SHARES           VALUE
                                                               --------------   --------------
Ranbaxy Laboratories Ltd.,
  ADR                                                                  14,600   $      278,860
Roche Holding AG                                                        5,200          408,775
Sanofi-Synthelabo SA                                                    9,065          531,778
Takeda Chemical Industries Ltd.                                        22,000          813,149
Teva Pharmaceutical
  Industries, Ltd. ADR                                                 15,800          899,494
                                                                                --------------
                                                                                     5,027,968
                                                                                --------------

INDUSTRIALS-- 10.8%
AIRLINES--1.1%
Cathay Pacific Airways Ltd.                                           289,000          389,131
Singapore Airlines Ltd.                                                65,000          383,927
                                                                                --------------
                                                                                       773,058
                                                                                --------------
COMMERCIAL SERVICES & SUPPLIES--0.4%
Capita Group PLC                                                       70,660          263,954
                                                                                --------------
ELECTRICAL EQUIPMENT--0.5%
Matsushita Electric
  Works Ltd.                                                           66,000          391,523
                                                                                --------------
INDUSTRIAL CONGLOMERATES--0.6%
Hutchison Whampoa Ltd.                                                  8,000           48,730
Smiths Group PLC                                                       32,900          382,294
                                                                                --------------
                                                                                       431,024
                                                                                --------------
TRANSPORTATION INFRASTRUCTURE--8.2%
Acesa Infraestructuras SA                                             251,636        3,522,538
BAA PLC                                                                69,384          562,529
Brisa-Auto Estradas
  de Portugal SA                                                      129,200          728,200
Jiangsu Express                                                     3,026,000        1,135,019
                                                                                --------------
                                                                                     5,948,286
                                                                                --------------

INFORMATION TECHNOLOGY-- 6.8%
COMMUNICATIONS EQUIPMENT--0.8%
Nortel Networks Corp. (a)                                             119,700          321,378
Nokia Oyj                                                              14,763          243,510
                                                                                --------------
                                                                                       564,888
                                                                                --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.5%
Hoya Corp.                                                             10,700          738,300
Keyence Corp.                                                           1,700          312,044
                                                                                --------------
                                                                                     1,050,344
                                                                                --------------
IT CONSULTING & SERVICES--0.5%
Indra Sistemas SA                                                      39,200          399,045
                                                                                --------------
OFFICE ELECTRONICS--2.1%
Canon, Inc.                                                            33,000        1,517,083
                                                                                --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.9%
ARM Holdings PLC (a)                                                  182,000          201,555
Rohm Co., Ltd.                                                          3,900          425,940
Taiwan Semiconductor Manufacturing
   Co., Ltd., ADR (a)                                                  44,200          445,536
Tokyo Electron Ltd.                                                     6,200          294,339
                                                                                --------------
                                                                                     1,367,370
                                                                                --------------

MATERIALS-- 2.5%
CHEMICALS--0.5%
Air Liquide                                                             2,465   $      366,046
                                                                                --------------
CONTAINERS & PACKAGING--1.0%
Amcor Ltd.                                                            138,000          752,400
                                                                                --------------
METALS & MINING--1.0%
BHP Billiton Ltd.                                                     119,300          692,099
                                                                                --------------

PRIVATE PLACEMENT-- 0.0%
BANKS--0.0%
Fortis Bank Nederland (a)(b)                                              525               --
                                                                                --------------

TELECOMMUNICATION SERVICES-- 8.7%
DIVERSIFIED TELECOMMUNICATION--4.5%
SBC Communications, Inc.                                               35,539          908,021
Telecom Italia SpA                                                     40,800          369,810
Telefonica SA                                                          82,872          963,721
Verizon Communications, Inc.                                           25,900        1,021,755
                                                                                --------------
                                                                                     3,263,307
                                                                                --------------
WIRELESS TELECOMMUNICATION SERVICES--4.2%
NTT DoCoMo, Inc.                                                          402          872,054
Orange SA (a)                                                          50,243          446,732
Vodafone Group PLC                                                    897,546        1,758,012
                                                                                --------------
                                                                                     3,076,798
                                                                                --------------

UTILITIES-- 28.1%
ELECTRIC UTILITIES--16.4%
Beijing Datang Power
  Gen. Co., Ltd.                                                    4,000,000        1,769,650
Edison International (a)                                               57,400          943,082
Exelon Corp.                                                           13,100          783,511
FirstEnergy Corp.                                                      12,300          472,935
FPL Group, Inc.                                                         8,000          534,800
Huaneng Power
  International, Inc.                                               1,904,000        2,173,028
National Grid Transco PLC                                             127,404          865,509
Northeast Utilities                                                    27,400          458,676
Pepco Holdings, Inc.                                                   28,300          542,228
PG&E Corp. (a)                                                         30,400          642,960
Pinnacle West Capital Corp.                                            19,500          730,275
PNM Resources, Inc.                                                    22,000          588,500
Public Service Enterprise
  Group, Inc.                                                           9,000          380,250
Scottish & Southern
  Energy PLC                                                          100,000        1,031,410
                                                                                --------------
                                                                                    11,916,814
                                                                                --------------
GAS UTILITIES--10.6%
Enagas                                                                366,311        3,139,053
Hong Kong & China
  Gas Co., Ltd.                                                     1,168,970        1,476,550
Snam Rete Gas SpA.                                                    577,000        2,269,835
Tokyo Gas Co., Ltd.                                                   280,000          805,974
                                                                                --------------
                                                                                     7,691,412
                                                                                --------------

                       See Notes to Investment Portfolio.

                                                                   SHARES           VALUE
                                                               --------------   --------------
WATER UTILITIES--1.1%
Severn Trent PLC                                                       70,324   $      795,072
                                                                                --------------
TOTAL COMMON STOCKS
  (cost of $66,660,923)                                                             71,435,776
                                                                                --------------

                                                                    PAR
                                                               --------------
CONVERTIBLE BOND--0.4%
PRIVATE PLACEMENT--0.4%
Bil Finance Ltd.,
  8.19%, 10/15/03
  (cost of $567,550)                                           NZD    496,375          290,470
                                                                                --------------

                                                                   UNITS
                                                               --------------
WARRANT--0.0% (a)
FINANCIALS--0.0%
BANKS-0.0%
Siam Commercial Bank,
  expires 06/22/04
  (cost of $0)                                                         12,000            1,740
                                                                                --------------

                                                                    PAR
                                                               --------------
SHORT-TERM OBLIGATION--1.5%
Repurchase agreement with State
  Street Bank & Trust Co.,
  dated 6/30/03, due 07/01/03
  at 1.000%, collateralized
  by U.S. Treasury Bond
  maturing 08/15/23,
  market value $1,069,625
  (repurchase proceeds $1,047,029)
  (cost of $1,047,000)                                         $    1,047,000        1,047,000
                                                                                --------------
TOTAL INVESTMENTS--100.4%
  (cost of $68,275,473) (c)                                                         72,774,986
                                                                                --------------
OTHER ASSETS & LIABILITIES, NET--(0.4%)                                               (272,648)
                                                                                --------------
NET ASSETS--100.0%                                                              $   72,502,338
                                                                                ==============

NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing.
(b) Represents fair value as determined in good faith under the direction of the Trustees.
(c) Cost for both financial statement and federal income tax purposes is the same.

SUMMARY OF SECURITIES                                                            % OF TOTAL
BY COUNTRY                                                         VALUE         INVESTMENTS
United Kingdom                                                 $   13,419,080       18.5%
Japan                                                              11,172,372       15.5%
Spain                                                               9,119,205       12.5%
United States                                                       9,053,994       12.5%
China                                                               5,077,698        7.0%
Italy                                                               4,239,494        5.8%
France                                                              3,998,321        5.5%
Switzerland                                                         2,703,382        3.7%
Netherlands                                                         2,126,444        2.9%
Australia                                                           2,062,209        2.8%
Hong Kong                                                           1,914,410        2.6%
Ireland                                                             1,556,323        2.1%
Mexico                                                              1,169,901        1.6%
Finland                                                             1,046,384        1.4%
Israel                                                                899,494        1.2%
Portugal                                                              728,200        1.0%
India                                                                 551,587        0.8%
Denmark                                                               493,437        0.7%
Taiwan                                                                445,536        0.6%
Singapore                                                             383,927        0.5%
Canada                                                                321,378        0.4%
New Zealand                                                           290,470        0.4%
Thailand                                                                1,740        0.0%
Belgium                                                                    --        0.0%
                                                               --------------      -----
                                                               $   72,774,986      100.0%
                                                               ==============      =====

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

      ACRONYM              NAME
      -------              ----
        ADR     American Depositary Receipt
        NZD     New Zealand Dollar

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Columbia International Fund, Variable Series / June 30, 2003 (Unaudited)

ASSETS:
Investments, at cost                                                            $   68,275,473
                                                                                --------------
Investments, at value                                                           $   72,774,986
Cash                                                                                       307
Foreign currency (cost of $180,681)                                                    180,698
Receivable for:
  Interest                                                                               5,048
  Dividends                                                                            338,440
  Expense reimbursement due from Manager                                                25,816
Deferred Trustees' compensation plan                                                     3,400
                                                                                --------------
    TOTAL ASSETS                                                                    73,328,695
                                                                                --------------
LIABILITIES:
Payable for:
  Fund shares repurchased                                                              763,030
  Distribution fee--Class B                                                                434
  Management fee                                                                        55,435
  Transfer agent fee                                                                       595
  Pricing and bookkeeping fees                                                             899
Deferred Trustees' fee                                                                   3,400
Other liabilities                                                                        2,564
                                                                                --------------
    TOTAL LIABILITIES                                                                  826,357
                                                                                --------------
NET ASSETS                                                                      $   72,502,338
                                                                                ==============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                 $   85,643,291
Undistributed net investment income                                                    945,897
Accumulated net realized loss                                                      (18,591,540)
Net unrealized appreciation on:
  Investments                                                                        4,499,513
  Foreign currency translations                                                          5,177
                                                                                --------------
NET ASSETS                                                                      $   72,502,338
                                                                                ==============
CLASS A:
Net assets                                                                      $   66,613,412
Shares outstanding                                                                  47,607,643
                                                                                ==============
Net asset value per share                                                       $         1.40
                                                                                ==============
CLASS B:
Net assets                                                                      $    5,888,926
Shares outstanding                                                                   4,224,482
                                                                                ==============
Net asset value per share                                                       $         1.39
                                                                                ==============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Columbia International Fund, Variable Series
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends                                                                       $    1,155,999
Interest                                                                                18,662
                                                                                --------------
  Total Investment Income (net of foreign taxes withheld of $82,977)                 1,174,661
                                                                                --------------
EXPENSES:
Management fee                                                                         218,753
Distribution fee--Class B                                                                3,614
Pricing and bookkeeping fees                                                             9,521
Transfer agent fee                                                                       3,720
Trustees' fee                                                                            3,189
Custody fee                                                                             13,976
Audit fee                                                                               12,342
Other expenses                                                                           7,142
                                                                                --------------
  Total Expenses                                                                       272,257
Fees and expenses waived or reimbursed by Manager                                      (36,335)
Custody earnings credit                                                                    (83)
                                                                                --------------
  Net Expenses                                                                         235,839
                                                                                --------------
Net Investment Income                                                                  938,822
                                                                                --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized loss on:
  Investments                                                                       (2,699,464)
  Foreign currency transactions                                                        (76,517)
                                                                                --------------
    Net realized loss                                                               (2,775,981)
                                                                                --------------
Net change in unrealized appreciation/depreciation on:
  Investments                                                                        9,562,317
  Foreign currency translations                                                         (1,382)
                                                                                --------------
    Net change in unrealized appreciation/depreciation                               9,560,935
                                                                                --------------
Net Gain                                                                             6,784,954
                                                                                --------------
Net Increase in Net Assets from Operations                                      $    7,723,776
                                                                                ==============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Columbia International Fund, Variable Series

                                                                                  (UNAUDITED)
                                                                                   SIX MONTHS
                                                                                     ENDED           YEAR ENDED
                                                                                    JUNE 30,        DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                                    2003              2002
---------------------------------                                                --------------    --------------
OPERATIONS:
Net investment income                                                            $      938,822    $      213,923
Net realized loss on investments and foreign currency transactions                   (2,775,981)       (8,171,078)
Net change in unrealized appreciation/depreciation
  on investments and foreign currency translations                                    9,560,935         3,002,063
                                                                                 --------------    --------------
       Net Increase (Decrease) from Operations                                        7,723,776        (4,955,092)
                                                                                 --------------    --------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
  Class A                                                                                    --          (113,012)
  Class B                                                                                    --                (1)
                                                                                 --------------    --------------
Total Distributions Declared to Shareholders                                                 --          (113,013)
                                                                                 --------------    --------------
SHARE TRANSACTIONS:
Class A:
  Subscriptions                                                                       2,139,943         3,503,319
  Proceeds received in connection with merger                                        35,910,049                --
  Distributions reinvested                                                                   --           113,012
  Redemptions                                                                        (7,375,449)      (10,964,351)
                                                                                 --------------    --------------
       Net Increase (Decrease)                                                       30,674,543        (7,348,020)
                                                                                 --------------    --------------
Class B:
  Subscriptions                                                                          46,673                --
  Proceeds received in connection with merger                                         5,503,084                --
  Distributions reinvested                                                                   --                 1
  Redemptions                                                                          (329,247)               --
                                                                                 --------------    --------------
       Net Increase                                                                   5,220,510                 1
                                                                                 --------------    --------------
Net Increase (Decrease) from Share Transactions                                      35,895,053        (7,348,019)
                                                                                 --------------    --------------
Total Increase (Decrease) in Net Assets                                              43,618,829       (12,416,124)
NET ASSETS:
Beginning of period                                                                  28,883,509        41,299,633
                                                                                 --------------    --------------
End of period (including undistributed net investment income
  of $945,897 and $7,075, respectively)                                          $   72,502,338    $   28,883,509
                                                                                 ==============    ==============
CHANGES IN SHARES:
Class A:
  Subscriptions                                                                       1,618,297         2,647,684
  Issued in connection with merger                                                   28,728,067                --
  Issued for distributions reinvested                                                        --            90,410
  Redemptions                                                                        (5,590,748)       (8,091,137)
                                                                                 --------------    --------------
       Net Increase (Decrease)                                                       24,755,616        (5,353,043)
                                                                                 --------------    --------------
Class B:
  Subscriptions                                                                          34,974                --
  Issued in connection with merger                                                    4,437,971                --
  Issued for distributions reinvested                                                        --                 1
  Redemptions                                                                          (248,951)               --
                                                                                 --------------    --------------
       Net Increase                                                                   4,223,994                 1
                                                                                 --------------    --------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Columbia International Fund, Variable Series / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

   ORGANIZATION--Columbia International Fund, Variable Series (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust"), is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek long-term growth. The Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. The Fund offers two classes of shares: Class A and Class B. Each share of a class represents an equal proportionate beneficial interest in that share class and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of their share class available for distribution to shareholders upon liquidation of the Fund. Shares of the Fund are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On April 1, 2003, Liberty Advisory Services Corp., the investment advisor to the Fund and Colonial Management Associates, Inc. ("Colonial"), the sub-advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect wholly owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Liberty Advisory Services Corp. and Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Columbia provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund. Columbia also provides pricing and bookkeeping services to the Fund. Liberty Funds Distributor, Inc. ("LFD"), an affiliate of Columbia, serves as the principal underwriter of the Fund.

On April 7, 2003, the Colonial International Horizons Fund, Variable Series, Colonial Global Equity Fund, Variable Series and Stein Roe Global Utilities Fund, Variable Series (collectively, "the target funds") merged into the Colonial International Fund for Growth, Variable Series. The Colonial International Fund for Growth, Variable Series, received a tax-free transfer of assets from the target funds as follows:

       SHARES                               NET ASSETS      UNREALIZED
       ISSUED                                RECEIVED     DEPRECIATION(1)
     -----------                           ------------   ---------------
Colonial International Horizons Fund,
Variable Series:
     3,046,706                             $  3,777,920     $  852,127

Colonial Global Equity Fund,
Variable Series:
     1,391,632                                1,725,629      1,018,882

Stein Roe Global Utilities Fund,
Variable Series:
     28,727,700                              35,909,584        610,951

                                                             NET ASSETS
     NET ASSETS                             NET ASSETS      OF COLONIAL
    OF COLONIAL                              OF THE        INTERNATIONAL
   INTERNATIONAL                             TARGET          FUND FOR
     FUND FOR                                 FUNDS         GROWTH, VS
    GROWTH, VS                             IMMEDIATELY      IMMEDIATELY
     PRIOR TO                               PRIOR TO           AFTER
    COMBINATION                            COMBINATION      COMBINATION
   -------------                           ------------    -------------
    $ 27,327,712                           $ 41,413,133    $  68,740,845

(1) Unrealized depreciation is included in the respective Net Assets Received amount shown above.

Also on April 7, 2003, subsequent to the merger described above, the Colonial International Fund for Growth, Variable Series was renamed Columbia International Fund, Variable Series.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION AND TRANSACTIONS--Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities and such exchange rates occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS--All income, expenses (other than the Class B distribution fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share data and ratios reflect the distribution fee applicable to Class B shares only.

   FEDERAL INCOME TAXES--Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

   DISTRIBUTIONS TO SHAREHOLDERS--The Fund intends to distribute as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of investments. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution. Income and capital gain distributions are determined in accordance with federal income tax regulations.

   FOREIGN CURRENCY TRANSACTIONS--Net realized and unrealized gains (losses) on foreign currency transactions and translations includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

   FORWARD CURRENCY CONTRACTS--The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions and translations. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

   OTHER--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of December 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

      YEAR OF              CAPITAL LOSS
    EXPIRATION             CARRYFORWARD
    ----------             ------------
       2009                $  6,904,893
       2010                   7,745,544
                           ------------
                           $ 14,650,437
                           ============

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

   MANAGEMENT FEE--Columbia receives a monthly fee equal to 0.90% annually of the first $1 billion of the Fund's average daily net assets and 0.85% in excess of $1 billion.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. The Fund also pays out-of-pocket costs for pricing services.

   TRANSFER AGENT FEE--Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for an annual rate of $7,500.

   DISTRIBUTION FEE--The Fund has adopted a 12b-1 plan, which requires it to pay LFD a monthly distribution fee equal to 0.25% annually of Class B average daily net assets.

   EXPENSE LIMITS--Effective April 7, 2003, Columbia has voluntarily agreed to waive expenses at the rate of 0.21% annually of the Fund's average daily net assets. This waiver agreement will continue until April 7, 2004 after which it may be modified or terminated at any time.

Prior to April 7, 2003, Liberty Advisory Services Corp. had voluntarily agreed to reimburse all expenses, including management fees, but excluding interest, taxes, distribution fees, brokerage and extraordinary expenses incurred by the Fund in excess of 1.15% annually of the Fund's average daily net assets.

   OTHER--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $83 of custody fees were reduced by balance credits for the six months ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

   INVESTMENT ACTIVITY--For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $18,652,134 and $26,303,049, respectively.

Unrealized appreciation (depreciation) at June 30, 2003, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation        $ 10,832,798
     Gross unrealized depreciation          (6,333,285)
                                          ------------
       Net unrealized appreciation        $  4,499,513
                                          ============

   OTHER--There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

FINANCIAL HIGHLIGHTS
Columbia International Fund, Variable Series--Class A Shares

Selected data for a share outstanding throughout each period is as follows:

                                            (UNAUDITED)
                                            SIX MONTHS                             YEAR ENDED DECEMBER 31,
                                               ENDED             ----------------------------------------------------------
                                           JUNE 30, 2003           2002        2001          2000        1999        1998
                                           -------------         --------    --------      --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD       $        1.26         $   1.46    $   1.93      $   2.79    $   2.00    $   1.78
                                           -------------         --------    --------      --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                           0.03             0.01        0.01          0.03        0.03        0.02
Net realized and unrealized gain (loss)
   on investments and foreign currency              0.11            (0.20)      (0.48)        (0.55)       0.78        0.21
                                           -------------         --------    --------      --------    --------    --------
     Total from Investment Operations               0.14            (0.19)      (0.47)        (0.52)       0.81        0.23
                                           -------------         --------    --------      --------    --------    --------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                            --            (0.01)         --         (0.04)      (0.02)         --
In excess of net investment income                    --               --          --            --(b)       --       (0.01)
From net realized gains                               --               --          --         (0.30)         --          --
In excess of net realized gains                       --               --          --            --(b)       --          --
                                           -------------         --------    --------      --------    --------    --------
     Total Distributions Declared to
       Shareholders                                   --            (0.01)         --         (0.34)      (0.02)      (0.01)
                                           -------------         --------    --------      --------    --------    --------
NET ASSET VALUE, END OF PERIOD             $        1.40         $   1.26    $   1.46      $   1.93    $   2.79    $   2.00
                                           =============         ========    ========      ========    ========    ========
Total return (c)(d)                                11.11%(e)(f)    (13.35)%    (24.35)%      (18.47)%     40.58%      12.96%
RATIOS TO AVERAGE
   NET ASSETS/SUPPLEMENTAL DATA:
Expenses (g)                                        0.96%(h)         1.13%       1.23%         1.08%       1.10%       1.24%
Net investment income (g)                           3.87%(h)         0.62%       0.41%         1.20%       1.14%       0.77%
Waiver/reimbursement                                0.15%(h)           --          --            --          --          --
Portfolio turnover rate                               41%(f)           39%         34%           76%         35%         28%
Net assets, end of period (000's)          $      66,613         $ 28,883    $ 41,299      $ 61,372    $ 82,071    $ 52,468

(a) Per share data was calculated using average shares outstanding during the period.
(b)  Rounds to less than $0.01 per share.
(c)  Total return at net asset value assuming all distributions reinvested.
(d) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(e) Had the Manager not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.

SHAREHOLDER MEETING RESULTS
Columbia International Fund, Variable Series

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On February 19, 2003, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following items listed on the Trust's Proxy Statement for said Meeting. On December 2, 2002, the record date for the Meeting, the Colonial Global Equity Fund, Variable Series had 838,893.529 common shares outstanding, the Colonial International Horizons Fund, Variable Series had 1,063,601.395 common shares outstanding, and the Stein Roe Global Utilities Fund, Variable Series had 4,230,321.144 common shares outstanding. The votes cast were as follows:

                       SHAREHOLDER RESPONSE SUMMARY REPORT
      LIBERTY VARIABLE INVESTMENT TRUST/STEINROE VARIABLE INVESTMENT TRUST
                  COLONIAL GLOBAL EQUITY FUND, VARIABLE SERIES
                                FEBRUARY 19, 2003

1. To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of Colonial Global Equity Fund, Variable Series to, and the assumption of all of the liabilities of the Colonial Global Equity Fund, Variable Series by, the Colonial International Fund for Growth, Variable Series, in exchange for shares of the Colonial International Fund for Growth, Variable Series and the distribution of such shares to the shareholders of the Colonial Global Equity Fund, Variable Series in complete liquidation of the Colonial Global Equity Fund, Variable Series. (Item 1 of the Notice.)

                                                                                                % OF       % OF
                                                                                NO. OF       OUTSTANDING   SHARES
                                                                                SHARES         SHARES      VOTED
                                                                             --------------  -----------  -------
   Affirmative                                                                  827,644.724    98.659%     98.659%
   Against                                                                          182.199      .022%       .022%
   Abstain                                                                       11,066.606     1.319%      1.319%

   TOTAL                                                                        838,893.529   100.000%    100.000%

   ** FUND TOTALS:                             SHARES
   RECORD TOTAL                           838,893.529
   VOTED SHARES                           838,893.529
   PERCENT VOTED                              100.000%

                       SHAREHOLDER RESPONSE SUMMARY REPORT
      LIBERTY VARIABLE INVESTMENT TRUST/STEINROE VARIABLE INVESTMENT TRUST
              COLONIAL INTERNATIONAL HORIZONS FUND, VARIABLE SERIES
                                FEBRUARY 19, 2003

2. To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of Colonial International Horizons Fund, Variable Series to, and the assumption of all of the liabilities of the Colonial International Horizons Fund, Variable Series by, the Colonial International Fund for Growth, Variable Series, in exchange for shares of the Colonial International Fund for Growth, Variable Series and the distribution of such shares to the shareholders of the Colonial International Horizons Fund, Variable Series in complete liquidation of the Colonial International Horizons Fund, Variable Series. (Item 2 of the Notice.)

                                                                                                % OF       % OF
                                                                                NO. OF       OUTSTANDING   SHARES
                                                                                SHARES         SHARES      VOTED
                                                                             --------------  -----------  -------
   Affirmative                                                                  949,134.858    89.238%     89.238%
   Against                                                                       20,720.929     1.948%      1.948%
   Abstain                                                                       93,745.608     8.814%      8.814%

   TOTAL                                                                      1,063,601.395   100.000%    100.000%

   ** FUND TOTALS:                             SHARES
   RECORD TOTAL                         1,063,601.395
   VOTED SHARES                         1,063,601.395
   PERCENT VOTED                              100.000%

                       SHAREHOLDER RESPONSE SUMMARY REPORT
      LIBERTY VARIABLE INVESTMENT TRUST/STEINROE VARIABLE INVESTMENT TRUST
                STEIN ROE GLOBAL UTILITIES FUND, VARIABLE SERIES
                                FEBRUARY 19, 2003

3. To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of Stein Roe Global Utilities Fund, Variable Series to, and the assumption of all of the liabilities of the Stein Roe Global Utilities Fund, Variable Series by, the Colonial International Fund for Growth, Variable Series, in exchange for shares of the Colonial International Fund for Growth, Variable Series and the distribution of such shares to the shareholders of the Stein Roe Global Utilities Fund, Variable Series in complete liquidation of the Stein Roe Global Utilities Fund, Variable Series.(Item 3 of the Notice.)

                                                                                                % OF       % OF
                                                                                NO. OF       OUTSTANDING   SHARES
                                                                                SHARES         SHARES      VOTED
                                                                             --------------  -----------  -------
   Affirmative                                                                3,747,379.502    88.584%     88.694%
   Against                                                                      101,566.732     2.401%      2.404%
   Abstain                                                                      376,122.561     8.891%      8.902%

   TOTAL                                                                      4,225,068.795    99.876%    100.000%

   ** FUND TOTALS:                             SHARES
   RECORD TOTAL                         4,230,321.144
   VOTED SHARES                         4,225,068.795
   PERCENT VOTED                               99.876%

PORTFOLIO MANAGER'S DISCUSSION
Columbia Real Estate Equity Fund, Variable Series / June 30, 2003

   Columbia Real Estate Equity Fund, Variable Series seeks capital appreciation and above-average current income.

   David W. Jellison has managed the fund and its predecessor since its inception in March 1998.

   On April 14, 2003, Columbia Real Estate Equity Fund, Variable Series acquired two funds: Crabbe Huson Real Estate Investment Fund, Variable Series and Galaxy VIP Columbia Real Estate Equity Fund II. The combined fund retained the name Columbia Real Estate Equity Fund, Variable Series.

The fund's performance fell short of the return of its benchmark, the NAREIT Index, primarily because the fund was more heavily invested in forest products securities. We made this investment late in 2002 in anticipation of a more rapid improvement in the economy, which failed to materialize. The fund also was significantly underexposed to health care real estate investment trusts (REITs). This was a sector that performed well during the period. In addition, the fund's defensive cash position detracted from performance.

UNDERLYING ECONOMIC CONDITIONS GENERALLY LESS HOSPITABLE TO GROWTH

Business conditions underlying the nation's real estate markets were generally weak throughout the period. Job growth, which directly affects the health of the US office and apartment markets, remained sluggish. The average vacancy rate in the major metropolitan office markets reached 17%, a level that was significantly higher than the historical average. For 2002, most office REITs reported weaker earnings than the previous year, and few expected earnings to turn positive before the end of 2004. With vacancy rates running high, we are doubtful that landlords will be able to extract meaningful rent increases as office leases come up for renewal. Similarly, apartment vacancy rates have increased, as low mortgage rates and a single-family construction boom have been prompting renters to buy houses. As a result of these factors, we have maintained an underweight position in both office and apartment companies.

   By contrast, the retail sector has benefited from a combination of brisk consumer spending, attractive lease structures and unabated demand by retailers for high-quality mall space. As a result, the fund's holdings of higher-quality regional mall and shopping center companies have done well. Nevertheless, we have some concerns about consumers who, saddled by high debt and static incomes, may not be able to propel retail earnings growth indefinitely. As a result, we have taken profits from some of the fund's retail holdings.

   We continue to overweight the industrial sector, where we particularly like ProLogis (4.6% of net assets), which has been leading the modernization of logistics technology for distribution facilities in both Europe and Japan. During the second quarter we added a new position in Duke Realty (2.4% of net assets). Duke's management has significantly reduced the debt on its balance sheet, which will help it achieve greater growth if the manufacturing economies in which the company operates continue to improve.

RISKS RISE FOR REITS

REITs generated strong returns over the past year partly as investors looked for higher yields than they could get from alternative fixed-income investments. Going forward, we believe the business conditions underlying the REIT markets likely have bottomed or are close to bottoming. As we have noted in the past, however, REIT returns tend to lag those of the broader stock market, which could make real estate securities less attractive if equities strengthen. The other risk facing REITs is that investors may become disappointed if the economic fundamentals underlying company earnings do not improve quickly enough to justify what we perceive to be a pricier market for their shares. Overall, however, we are generally encouraged by the income stability and liquidity that REITs offer, and we believe the fund is well positioned to benefit from eventual economic recovery over the long term.


Economic and market conditions can frequently change. There is no assurance that the trends described here will continue or commence.

An investment in the fund may present certain risks, including stock market fluctuations that occur in response to economic and business developments. The fund may be subject to the same types of risks associated with direct ownership of real estate including the decline of property value due to general, local and regional economic conditions. In addition, the fund's share price will likely be subject to more volatility than the overall stock market because it concentrates in real estate stocks.

Holdings are disclosed as of June 30, 2003, and are subject to change.

PERFORMANCE INFORMATION
Columbia Real Estate Equity Fund, Variable Series / June 30, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (%)

                          (CUMULATIVE)
                            6-MONTH       1-YEAR  5-YEAR   LIFE
----------------------------------------------------------------
Class A (3/3/98)              11.84        2.86     6.20   5.62
NAREIT Index(1)               13.87        4.00     7.12   6.08
S&P 500 Index(1)              11.76        0.25    -1.61   0.02

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 3/3/98 - 6/30/03

             CLASS A SHARES     NAREIT INDEX    S&P 500 INDEX
  3/3/1998         $ 10,000         $ 10,000         $ 10,000
 3/31/1998         $ 10,350         $ 10,179         $ 10,512
 4/30/1998         $  9,981         $  9,847         $ 10,618
 5/31/1998         $  9,931         $  9,778         $ 10,436
 6/30/1998         $  9,908         $  9,712         $ 10,859
 7/31/1998         $  9,356         $  9,081         $ 10,744
 8/31/1998         $  8,664         $  8,224         $  9,191
 9/30/1998         $  9,079         $  8,690         $  9,780
10/31/1998         $  8,917         $  8,529         $ 10,575
11/30/1998         $  9,079         $  8,654         $ 11,216
12/31/1998         $  9,044         $  8,436         $ 11,862
 1/31/1999         $  8,889         $  8,260         $ 12,357
 2/28/1999         $  8,827         $  8,066         $ 11,973
 3/31/1999         $  8,753         $  8,029         $ 12,452
 4/30/1999         $  9,406         $  8,791         $ 12,934
 5/31/1999         $  9,675         $  8,985         $ 12,629
 6/30/1999         $  9,443         $  8,839         $ 13,330
 7/31/1999         $  9,077         $  8,558         $ 12,914
 8/31/1999         $  9,066         $  8,450         $ 12,850
 9/30/1999         $  8,645         $  8,128         $ 12,498
10/31/1999         $  8,454         $  7,928         $ 13,289
11/30/1999         $  8,370         $  7,799         $ 13,559
12/31/1999         $  8,670         $  8,046         $ 14,358
 1/31/2000         $  8,702         $  8,073         $ 13,637
 2/29/2000         $  8,487         $  7,977         $ 13,379
 3/31/2000         $  8,925         $  8,239         $ 14,688
 4/30/2000         $  9,466         $  8,793         $ 14,246
 5/31/2000         $  9,552         $  8,879         $ 13,954
 6/30/2000         $  9,874         $  9,107         $ 14,298
 7/31/2000         $ 10,772         $  9,903         $ 14,075
 8/31/2000         $ 10,323         $  9,501         $ 14,949
 9/30/2000         $ 10,731         $  9,804         $ 14,160
10/31/2000         $ 10,234         $  9,379         $ 14,101
11/30/2000         $ 10,521         $  9,499         $ 12,989
12/31/2000         $ 11,145         $ 10,168         $ 13,053
 1/31/2001         $ 11,023         $ 10,274         $ 13,516
 2/28/2001         $ 10,866         $ 10,109         $ 12,284
 3/31/2001         $ 10,659         $ 10,207         $ 11,505
 4/30/2001         $ 11,041         $ 10,451         $ 12,399
 5/31/2001         $ 11,254         $ 10,704         $ 12,482
 6/30/2001         $ 11,776         $ 11,331         $ 12,179
 7/31/2001         $ 11,527         $ 11,106         $ 12,059
 8/31/2001         $ 11,900         $ 11,512         $ 11,304
 9/30/2001         $ 11,101         $ 11,035         $ 10,391
10/31/2001         $ 10,688         $ 10,719         $ 10,589
11/30/2001         $ 11,352         $ 11,309         $ 11,402
12/31/2001         $ 11,668         $ 11,584         $ 11,502
 1/31/2002         $ 11,737         $ 11,608         $ 11,334
 2/28/2002         $ 11,979         $ 11,832         $ 11,115
 3/31/2002         $ 12,477         $ 12,542         $ 11,533
 4/30/2002         $ 12,569         $ 12,648         $ 10,834
 5/31/2002         $ 12,812         $ 12,819         $ 10,754
 6/30/2002         $ 13,010         $ 13,169         $  9,988
 7/31/2002         $ 12,277         $ 12,480         $  9,210
 8/31/2002         $ 12,149         $ 12,455         $  9,270
 9/30/2002         $ 11,642         $ 11,977         $  8,263
10/31/2002         $ 11,256         $ 11,401         $  8,990
11/30/2002         $ 11,852         $ 11,938         $  9,519
12/31/2002         $ 11,966         $ 12,026         $  8,960
 1/31/2003         $ 11,643         $ 11,676         $  8,726
 2/28/2003         $ 11,768         $ 11,869         $  8,595
 3/31/2003         $ 11,988         $ 12,106         $  8,678
 4/30/2003         $ 12,510         $ 12,639         $  9,393
 5/31/2003         $ 13,121         $ 13,402         $  9,888
 6/30/2003         $ 13,383         $ 13,697         $ 10,011

NET ASSET VALUE PER SHARE ($)           12/31/02    6/30/03
------------------------------------------------------------
Class A                                   9.64       10.72

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of all distributions. The NAREIT (National Association of Real Estate Investment Trusts) Index is an unmanaged index that reflects performance of all publicly-traded equity REITs. The S&P (Standard & Poor's) 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees, expenses, or taxes and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

(1) Index performance is from February 28, 1998.

INVESTMENT PORTFOLIO
Columbia Real Estate Equity Fund, Variable Series / June 30, 2003 (Unaudited)

                                                                   SHARES           VALUE
                                                               --------------   --------------
COMMON STOCKS--96.6%
CONSUMER DISCRETIONARY--6.1%
HOTELS, RESTAURANTS & LEISURE--6.1%
Hilton Hotels Corp.                                                     4,775   $       61,072
Marriott International, Inc.                                              850           32,657
Starwood Hotels & Resorts
   Worldwide, Inc.                                                      3,225           92,203
                                                                                --------------
                                                                                       185,932
                                                                                --------------

FINANCIALS--83.2%
REAL ESTATE--83.2%
Alexandria Real Estate Equities, Inc.                                   2,475          111,375
American Financial Realty Trust                                         2,100           31,311
Apartment Investment &
   Management Co., Class A                                              1,800           62,280
Archstone-Smith Trust                                                   2,400           57,600
Avalonbay Communities, Inc.                                             1,825           77,818
Boston Properties, Inc.                                                 1,775           77,745
CarAmerica Realty Corp.                                                 1,075           29,896
Catellus Development Corp. (a)                                          1,500           33,000
CenterPoint Properties Corp.                                            1,000           61,250
Chelsea Property Group, Inc.                                            1,500           60,465
Cousins Properties, Inc.                                                6,150          171,585
Duke Realty Corp.                                                       2,650           73,008
Equity Office Properties Trust                                          3,636           98,208
Equity Residential                                                      2,300           59,685
First Industrial Realty Trust, Inc.                                     1,025           32,390
General Growth Properties, Inc.                                         2,325          145,173
iStar Financial, Inc.                                                   4,325          157,863
Kimco Realty Corp.                                                      2,837          107,522
Liberty Property Trust                                                  1,475           51,035
Manufactured Home
   Communities, Inc.                                                      675           23,699
Newcastle Investment Corp.                                              2,425           47,481
Pan Pacific Retail Properties, Inc.                                     1,050           41,317
Parkway Properties, Inc.                                                  325           13,666
Prentiss Properties Trust                                                 725           21,743
ProLogis Trust                                                          5,190          141,687
Public Storage, Inc.                                                    2,300           77,901
Reckson Associates Realty Corp.                                           900           18,774
Regency Centers Corp.                                                   3,200          111,936
Rouse Co.                                                               3,000          114,300
Simon Property Group, Inc.                                              4,025          157,096
SL Green Realty Corp.                                                     900           31,401
St. Joe Co.                                                             3,150           98,280
Taubman Centers, Inc.                                                   1,575           30,177
United Dominion Realty Trust, Inc.                                      1,875           32,287
Vornado Realty Trust                                                    2,025           88,290
                                                                                --------------
                                                                                     2,549,244
                                                                                --------------

MATERIALS--7.3%
PAPER & FOREST PRODUCTS--7.3%
Bowater, Inc.                                                           2,775   $      103,924
International Paper Co.                                                 1,950           69,674
MeadWestvaco Corp.                                                      1,975           48,783
                                                                                --------------
                                                                                       222,381
                                                                                --------------

TOTAL COMMON STOCKS
  (cost of $2,702,719)                                                               2,957,557
                                                                                --------------

                                                                    PAR
                                                               --------------
SHORT-TERM OBLIGATION--4.0%
Repurchase agreement with State
   Street Bank & Trust Co., dated
   06/30/03, due 07/01/03 at 1.000%,
   collateralized by a U.S. Treasury
   Bond maturing 5/15/10, market
   value $128,700, (repurchase
   proceeds $124,003)
   (cost of $124,000)                                          $      124,000          124,000
                                                                                --------------
TOTAL INVESTMENTS--100.6%
   (cost of $2,826,719) (b)                                                          3,081,557
                                                                                --------------
OTHER ASSETS & LIABILITIES, NET--(0.6)%                                                (18,502)
                                                                                --------------
NET ASSETS--100.0%                                                              $    3,063,055
                                                                                ==============

NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing.
(b) Cost for both financial statement and federal income tax purposes is the same.

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Columbia Real Estate Equity Fund, Variable Series / June 30, 2003 (Unaudited)

ASSETS:
Investments, at cost                                                            $    2,826,719
                                                                                --------------
Investments, at value                                                           $    3,081,557
Cash                                                                                     1,138
Receivable for:
   Investments sold                                                                      3,885
   Interest                                                                                  3
   Dividends                                                                             9,765
Deferred Trustees' compensation plan                                                       522
                                                                                --------------
     TOTAL ASSETS                                                                    3,096,870
                                                                                --------------
LIABILITIES:
Expense reimbursement due to Manager                                                       453
Payable for:
   Fund shares repurchased                                                               7,545
   Management fee                                                                        2,687
   Administration fee                                                                      216
   Distribution fee--Class B                                                                26
   Pricing and bookkeeping fees                                                          2,477
   Custody fee                                                                           2,061
   Reports to Shareholders                                                              17,195
Deferred Trustees' fee                                                                     522
Other liabilities                                                                          633
                                                                                --------------
     TOTAL LIABILITIES                                                                  33,815
                                                                                --------------
NET ASSETS                                                                      $    3,063,055
                                                                                ==============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                 $    2,498,569
Undistributed net investment income                                                      7,587
Accumulated net realized gain                                                          302,061
Net unrealized appreciation on investments                                             254,838
                                                                                --------------
NET ASSETS                                                                      $    3,063,055
                                                                                ==============
CLASS A:
Net assets                                                                      $      962,608
Shares outstanding                                                                      89,787
                                                                                ==============
Net asset value per share                                                       $        10.72
                                                                                ==============
CLASS B:
Net assets                                                                      $    2,100,447
Shares outstanding                                                                     195,912
                                                                                ==============
Net asset value per share                                                       $        10.72
                                                                                ==============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Columbia Real Estate Equity Fund, Variable Series
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends                                                                       $       38,910
Interest                                                                                   646
                                                                                --------------
     Total Investment Income                                                            39,556
                                                                                --------------
EXPENSES:
Management fee                                                                           6,877
Administration fee                                                                         779
Distribution fee--Class B                                                                1,115
Pricing and bookkeeping fees                                                            13,469
Transfer agent fee                                                                       2,496
Trustees' fee                                                                                7
Custody fee                                                                              4,281
Audit fee                                                                                5,492
Reports to shareholders                                                                  7,214
Other expenses                                                                             886
                                                                                --------------
     Total Expenses                                                                     42,616
Fees and expenses waived or reimbursed by Manager                                      (21,217)
Custody earnings credit                                                                    (12)
                                                                                --------------
     Net Expenses                                                                       21,387
                                                                                --------------
Net Investment Income                                                                   18,169
                                                                                --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                                       301,551
Net change in unrealized appreciation/depreciation on investments                      (30,821)
                                                                                --------------
Net Gain                                                                               270,730
                                                                                --------------
Net Increase in Net Assets from Operations                                      $      288,899
                                                                                ==============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Columbia Real Estate Equity Fund, Variable Series

                                                                                   (UNAUDITED)
                                                                                   SIX MONTHS           YEAR
                                                                                     ENDED             ENDED
                                                                                    JUNE 30,        DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                                    2003              2002
---------------------------------                                                --------------    --------------
OPERATIONS:
Net investment income                                                            $       18,169    $       41,411
Net realized gain on investments                                                        301,551            40,621
Net change in unrealized appreciation/depreciation on investments                       (30,821)          (66,916)
                                                                                 --------------    --------------
        Net Increase from Operations                                                    288,899            15,116
                                                                                 --------------    --------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
    Class A                                                                              (5,360)          (33,393)
    Class B                                                                              (5,208)               --
From net realized gains:
    Class A                                                                                  --           (39,385)
    Class B                                                                                  --                --
                                                                                 --------------    --------------
Total Distributions Declared to Shareholders                                            (10,568)          (72,778)
                                                                                 --------------    --------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                                         90,949           224,088
   Proceeds received in connection with merger                                            1,269                --
   Distributions reinvested                                                               5,360            72,778
   Redemptions                                                                         (216,844)         (372,423)
                                                                                 --------------    --------------
        Net Decrease                                                                   (119,266)          (75,557)
                                                                                 --------------    --------------
Class B:
   Subscriptions                                                                        137,755                --
   Proceeds received in connection with merger                                        1,868,312                --
   Distributions reinvested                                                               5,208                --
   Redemptions                                                                          (86,444)               --
                                                                                 --------------    --------------
        Net Increase                                                                  1,924,831                --
                                                                                 --------------    --------------
Net Increase (Decrease) from Share Transactions                                       1,805,565           (75,557)
                                                                                 --------------    --------------
Total Increase (Decrease) in Net Assets                                               2,083,896          (133,219)
NET ASSETS:
Beginning of period                                                                     979,159         1,112,378
                                                                                 --------------    --------------
End of period (including undistributed net investment income of $7,587 and
   overdistributed net investment income of $(14))                               $    3,063,055    $      979,159
                                                                                 ==============    ==============
CHANGES IN SHARES:
Class A:
   Subscriptions                                                                          8,583            20,934
   Issued in connection with merger                                                         129                --
   Issued for distributions reinvested                                                      531             7,407
   Redemptions                                                                          (21,047)          (36,726)
                                                                                 --------------    --------------
        Net Decrease                                                                    (11,804)           (8,385)
                                                                                 --------------    --------------
Class B:
   Subscriptions                                                                         13,409                --
   Issued in connection with merger                                                     190,256                --
   Issued for distributions reinvested                                                      480                --
   Redemptions                                                                           (8,233)               --
                                                                                 --------------    --------------
        Net Increase                                                                    195,912                --
                                                                                 --------------    --------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Columbia Real Estate Equity Fund, Variable Series / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

   ORGANIZATION--Columbia Real Estate Equity Fund, Variable Series (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to provide growth of capital and current income. The Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. The Fund offers two classes of shares: Class A and Class B. Class B commenced operations on April 14, 2003. Each share of a class represents an equal proportionate beneficial interest in that share class and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of their share class available for distribution to shareholders upon liquidation of the Fund. Shares of the Fund are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On April 1, 2003, Fleet Investment Advisors Inc., the investment advisor to the predecessor Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect wholly owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Fleet Investment Advisors Inc. with respect to the predecessor Fund.

Columbia provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund. Columbia also provides administrative and pricing and bookkeeping services to the Fund. Liberty Funds Distributor, Inc. ("LFD"), an affiliate of Columbia, serves as the principal underwriter of the Fund.

On April 14, 2003, the Crabbe Huson Real Estate Investment Fund, Variable Series merged into the Galaxy VIP Columbia Real Estate Equity Fund II, previously a fund of the Galaxy VIP Fund, a separate Massachusetts business trust (the "predecessor trust"). Also on April 14, 2003, Galaxy VIP Columbia Real Estate Equity Fund II, created a Class B into which Crabbe Huson Real Estate Investment Fund, Variable Series Class B shares were reorganized. The Galaxy VIP Columbia Real Estate Equity Fund II received a tax-free transfer of assets from the Crabbe Huson Real Estate Investment Fund, Variable Series as follows:

            SHARES            NET ASSETS       UNREALIZED
            ISSUED             RECEIVED      APPRECIATION(1)
    ----------------------     --------      --------------
            190,385           $ 1,869,581      $ 243,393

  NET ASSETS OF
    GALAXY VIP           NET ASSETS OF         NET ASSETS OF GALAXY
  COLUMBIA REAL           CRABBE HUSON             VIP COLUMBIA
  ESTATE EQUITY      REAL ESTATE INVESTMENT     REAL ESTATE EQUITY
 FUND II PRIOR TO     FUND, VARIABLE SERIES     FUND II IMMEDIATELY
    COMBINATION       PRIOR TO COMBINATION       AFTER COMBINATION
 ----------------    ----------------------    --------------------
     $ 998,543             $ 1,869,581              $ 2,868,124

(1) Unrealized appreciation is included in the Net Assets Received amount shown above.

Also on April 14, 2003, subsequent to the merger described above, the Galaxy VIP Columbia Real Estate Equity Fund II was reorganized as the Columbia Real Estate Equity Fund, Variable Series.

The accompanying statement of operations, statement of changes in net assets and financial highlights for the Fund represents the historical operations of the Galaxy VIP Columbia Real Estate Equity Fund II for periods prior to April 14, 2003.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION AND TRANSACTIONS--Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS--All income, expenses (other than the Class B distribution fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share data and ratios reflect the distribution fee applicable to Class B shares only.

   FEDERAL INCOME TAXES--Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

   DISTRIBUTIONS TO SHAREHOLDERS--The Fund intends to distribute as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of investments. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution. Income and capital gain distributions are determined in accordance with federal income tax regulations.

   OTHER--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

   MANAGEMENT AND ADMINISTRATION FEES--Columbia receives a monthly management fee equal to 0.75% annually of the Fund's average daily net assets.

Columbia provides, pursuant to an Administrative Agreement with the Fund, certain administrative services for a monthly fee equal to 0.085% annually of the Fund's average daily net assets. Prior to April 14, 2003, the administration fee was computed daily and paid monthly at the annual rate of 0.085% of the first $1 billion of the combined average daily net assets of the funds in the predecessor trust, 0.078% of the next $1.5 billion of combined average daily net assets and 0.073% of combined average daily net assets in excess of $2.5 billion.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual fee based on the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS                               FEE
Under $50 million                                   $  25,000
Of $50 million but less than $200 million              35,000
Of $200 million but less than $500 million             50,000
Of $500 million but less than $1 billion               85,000
In excess of $1 billion                               125,000

The annual fees for a Fund with more than 25% in non-domestic assets will be 150% of the annual fees described above.

The Fund also pays out-of-pocket costs for pricing services.

   TRANSFER AGENT FEE--Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for a monthly fee based on a per account charge or minimum of $5,000 annually per Fund.

   DISTRIBUTION FEE--The Fund has adopted a 12b-1 plan, which requires it to pay LFD a monthly distribution fee equal to 0.25% annually of Class B average daily net assets.

   EXPENSE LIMITS--Effective April 14, 2003, Columbia has voluntarily agreed to waive expenses at the rate of 0.90% annually of the Fund's average daily net assets. This waiver agreement will continue until April 14, 2004, after which it may be modified or terminated at any time.

Prior to April 14, 2003, Fleet Investment Advisors, Inc. and/or its affiliates and/or PFPC Inc., the former fund administrator, could voluntarily waive all or a portion of the fees payable to them by the predecessor fund.

   OTHER--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $12 of custody fees were reduced by balance credits for the six months ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

   INVESTMENT ACTIVITY--For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $6,663,720 and $5,142,479, respectively.

Unrealized appreciation (depreciation) at June 30, 2003, based on cost of investments for both financial statement and federal income tax purposes, was:

     Gross unrealized appreciation           $ 277,712
     Gross unrealized depreciation             (22,874)
                                             ---------
       Net unrealized appreciation           $ 254,838
                                             =========

   OTHER--The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

FINANCIAL HIGHLIGHTS
Columbia Real Estate Equity Fund, Variable Series--Class A Shares (a)

Selected data for a share outstanding throughout each period is as follows:

                                            (UNAUDITED)                                                            PERIOD
                                             SIX MONTHS                   YEAR ENDED DECEMBER 31,                  ENDED
                                               ENDED          ----------------------------------------------    DECEMBER 31,
                                           JUNE 30, 2003        2002        2001          2000        1999         1998(b)
                                           -------------      --------    --------      --------    --------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD       $        9.64      $  10.11    $   9.96      $   8.08    $   8.78    $  10.00
                                           -------------      --------    --------      --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                               0.14(c)       0.40        0.38          0.41        0.38        0.28
Net realized and unrealized gain (loss)
   on investments                                   1.00         (0.14)       0.07          1.86       (0.74)      (1.24)
                                           -------------      --------    --------      --------    --------    --------
     Total from Investment Operations               1.14          0.26        0.45          2.27       (0.36)      (0.96)
                                           -------------      --------    --------      --------    --------    --------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                         (0.06)        (0.32)      (0.30)        (0.38)      (0.34)      (0.26)
In excess of net investment income                    --            --          --         (0.01)         --          --
From net realized gains                               --         (0.41)         --            --          --          --
                                           -------------      --------    --------      --------    --------    --------
     Total Distributions Declared to
       Shareholders                                (0.06)        (0.73)      (0.30)        (0.39)      (0.34)      (0.26)
                                           -------------      --------    --------      --------    --------    --------
NET ASSET VALUE, END OF PERIOD             $       10.72      $   9.64    $  10.11      $   9.96    $   8.08    $   8.78
                                           =============      ========    ========      ========    ========    ========
Total return (d)(e)(f)                             11.84%(g)      2.57%       4.68%        28.57%      (4.13)%      9.57%(g)
RATIOS TO AVERAGE
   NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                        2.04%(i)      1.78%       1.70%         1.70%       1.70%       1.70%(i)
Net investment income (h)                           2.55%(i)      3.68%       3.81%         4.39%       4.84%       4.62%(i)
Waiver/reimbursement                                3.60%(i)      5.85%       4.29%         4.06%       4.21%       8.79%(i)
Portfolio turnover rate                              294%(g)        98%         54%           41%         33%          3%(g)
Net assets, end of period (000's)          $         963      $    979    $  1,112      $  1,092    $    983    $    784

(a) The information shown in this table, for the periods prior to the six months ended June 30, 2003, relates to shares of the Galaxy VIP Real Estate Equity Fund II, the predecessor to the Columbia Real Estate Equity Fund, Variable Series.
(b) For the period from commencement of operations March 3, 1998 to December 31, 1998.
(c) Per share data was calculated using average shares outstanding during the period.
(d)  Total return at net asset value assuming all distributions reinvested.
(e) Had the Manager not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.

SHAREHOLDER MEETING RESULTS
Columbia Real Estate Equity Fund, Variable Series

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On February 19, 2003, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following items listed on the Trust's Proxy Statement for said Meeting. On December 2, 2002, the record date for the Meeting, the Crabbe Huson Real Estate Investment Fund, Variable Series had 428,385.881 common shares outstanding and the Galaxy VIP Columbia Real Estate Equity Fund II had 96,432.390 common shares outstanding. The votes cast were as follows:

                       SHAREHOLDER RESPONSE SUMMARY REPORT
      LIBERTY VARIABLE INVESTMENT TRUST/STEINROE VARIABLE INVESTMENT TRUST
            CRABBE HUSON REAL ESTATE INVESTMENT FUND, VARIABLE SERIES
                                FEBRUARY 19, 2003

1. To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Crabbe Huson Real Estate Investment Fund, Variable Series to, and the assumption of all of the liabilities of the Crabbe Huson Real Estate Investment Fund, Variable Series by, the Columbia Real Estate Equity Fund, Variable Series, in exchange for shares of the Columbia Real Estate Equity Fund, Variable Series, and the distribution of such shares to the shareholders of the Crabbe Huson Real Estate Investment Fund, Variable Series in complete liquidation of the Crabbe Huson Real Estate Investment Fund, Variable Series.

                                                                                                % OF       % OF
                                                                                 NO. OF      OUTSTANDING   SHARES
                                                                                 SHARES        SHARES      VOTED
                                                                             --------------  -----------  -------
   Affirmative                                                                  395,954.809       92.429%  92.429%
   Against                                                                          881.446         .206%    .206%
   Abstain                                                                       31,549.626        7.365%   7.365%

   TOTAL                                                                        428,385.881      100.000% 100.000%

   ** FUND TOTALS:                             SHARES
   RECORD TOTAL                           428,385.881
   VOTED SHARES                           428,385.881
   PERCENT VOTED                              100.000%

                       SHAREHOLDER RESPONSE SUMMARY REPORT
      LIBERTY VARIABLE INVESTMENT TRUST/STEINROE VARIABLE INVESTMENT TRUST
                 GALAXY VIP COLUMBIA REAL ESTATE EQUITY FUND II
                                FEBRUARY 19, 2003

2. To approve an Agreement and Plan of Reorganization providing for (i) the sale of all of the assets of the Galaxy VIP Columbia Real Estate Equity Fund II to, and the assumption of all of the liabilities of the Galaxy VIP Columbia Real Estate Equity Fund II by, the Columbia Real Estate Equity Fund, Variable Series, in exchange for shares of the Columbia Real Estate Equity Fund, Variable Series and the distribution of such shares to the shareholders of the Galaxy VIP Columbia Real Estate Equity Fund II in complete liquidation of the Galaxy VIP Columbia Real Estate Equity Fund II; (ii) the de-registration of The Galaxy VIP Fund as an investment company under the Investment Company Act of 1940, as amended, and (iii) The Galaxy VIP Fund's termination as a Massachusetts business trust under Massachusetts law.

                                                                                                % OF       % OF
                                                                                 NO. OF      OUTSTANDING   SHARES
                                                                                 SHARES        SHARES      VOTED
                                                                             --------------  -----------  -------
   Affirmative                                                                   89,998.688       93.328%  93.328%
   Against                                                                             .000         .000%    .000%
   Abstain                                                                        6,433.702        6.672%   6.672%

   TOTAL                                                                         96,432.390      100.000% 100.000%

   ** FUND TOTALS:                             SHARES
   RECORD TOTAL                            96,432.390
   VOTED SHARES                            96,432.390
   PERCENT VOTED                              100.000%

CHANGE IN INDEPENDENT AUDITOR
Columbia Real Estate Equity Fund, Variable Series

Based on the recommendation of the Audit Committee of the Fund on May 6, 2003, the Board of Trustees determined not to retain Ernst & Young LLP ("E&Y") as the Fund's independent auditor and voted to appoint PricewaterhouseCoopers LLP for the fiscal year ended December 31, 2003. During the two most recent fiscal years, E&Y's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two most recent fiscal years and through May 6, 2003, there were no disagreements between the Fund and E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of E&Y would have caused it to make reference to the disagreements in its report on the financial statements for such years.

PORTFOLIO MANAGERS' DISCUSSION
Liberty All-Star Equity Fund, Variable Series / June 30, 2003

   Liberty All-Star Equity Fund, Variable Series seeks total investment return, which is composed of long-term capital appreciation and current income, through investment primarily in a diversified portfolio of equity securities.

   The fund's investment program is based upon Liberty Asset Management Company's (LAMCO) multi-manager concept. LAMCO allocates the fund's portfolio assets on an approximately equal basis among a number of independent investment management organizations ("Portfolio Managers") -- currently five in number. Each Portfolio Manager employs a different investment style. LAMCO, from time to time, rebalances the portfolio among the Portfolio Managers to maintain an approximately equal allocation of the portfolio among them throughout all market cycles.

   The fund's current Portfolio Managers are:

   -  Boston Partners Asset Management, L.P.; INVESTMENT STYLE-VALUE

   -  Oppenheimer Capital; INVESTMENT STYLE-VALUE

   -  Schneider Capital Management; INVESTMENT STYLE-VALUE

   -  Mastrapasqua Asset Management, Inc.; INVESTMENT STYLE-GROWTH

   -  TCW Investment Management Company; INVESTMENT STYLE-GROWTH

INVESTMENT APPROACH

Instead of relying on a single investment manager, LAMCO employs a multi-management approach for the fund.

   Because investment styles go in and out of favor, a style that produces strong returns one year may produce disappointing results the next. By contrast, a multi-management approach combines managers who practice different but complementary investment styles in an attempt to reduce volatility while providing attractive returns.

   Liberty All-Star Equity Fund, Variable Series is structured as a core investment, combining both growth and value style managers within the fund. Using our expertise, experience and state-of-the-art tools, we select managers for the fund and evaluate them on an ongoing basis. The investment managers LAMCO selects for the fund are distinguished by the following characteristics:

-  a consistent focus on a particular style of investing

-  a disciplined investment decision-making process

-  a record of success relative to their peers who practice the same strategy

- continuity among the investment professionals, so that those who have built the record remain the managers

-  a well-managed, highly responsive organization

   LAMCO performs all the due diligence, research, selection and monitoring that would be expected of a professional investment management firm. LAMCO adds value by selecting best of breed managers and replacing them when necessary.

STRONG PERFORMANCE AFTER A WEAK START

The equity markets entered the new year facing strong headwinds. Stock prices fell during the first quarter of 2003 as a result of geopolitical concerns. After the major campaigns of the war ended, investors turned their attention back to the economy and corporate profits. They responded favorably to accommodative monetary and fiscal policies, both in the United States and abroad. As a result, stock prices rose strongly in the second quarter, pushing most widely-followed equity indices ahead by double digits for the first half of the year.

   The fund participated in the strong advance of stock prices, outpacing the S&P 500 Index by a significant margin. While increasing our emphasis on technology last year hurt the fund's results during the last half of 2002, that strategy enhanced results in the first half of 2003. Selected technology stocks turned around in response to increased investor optimism.

Economic and market conditions can frequently change. There is no assurance that the trends described here will continue to commence.

The fund is intended to be a long-term investment vehicle and is not designed to provide a means of speculating on short-term stock market movements. The fund has adopted certain investment policies in managing its portfolio that are designed to maintain the diversity of the fund's investment portfolio and reduce risk. The fund may not always achieve its investment objective. The fund's investment objective and non-fundamental investment policies may be changed without shareholder approval.

PERFORMANCE INFORMATION
Liberty All-Star Equity Fund, Variable Series / June 30, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (%)

                               (CUMULATIVE)
                                  6-MONTH       1-YEAR      5-YEAR       LIFE
------------------------------------------------------------------------------
Class A (11/17/97)                 16.73         3.64        -1.97       0.66
Russell 3000 Index(1)              12.71         0.77        -1.13       1.87
S&P 500 Index(1)                   11.75         0.25        -1.61       1.79

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 11/17/97 - 6/30/03

                         CLASS A SHARES     RUSSELL 3000 INDEX     S&P 500 INDEX
    Nov-97                   $   10,000
11/30/1997                   $   10,000            $    10,000        $   10,000
12/31/1997                   $   10,080            $    10,200        $   10,172
 1/31/1998                   $   10,030            $    10,253        $   10,284
 2/28/1998                   $   10,900            $    10,986        $   11,025
 3/31/1998                   $   11,421            $    11,531        $   11,590
 4/30/1998                   $   11,522            $    11,644        $   11,708
 5/31/1998                   $   11,212            $    11,356        $   11,507
 6/30/1998                   $   11,462            $    11,740        $   11,974
 7/31/1998                   $   11,221            $    11,527        $   11,847
 8/31/1998                   $    9,469            $     9,761        $   10,135
 9/30/1998                   $   10,080            $    10,426        $   10,785
10/31/1998                   $   10,821            $    11,218        $   11,660
11/30/1998                   $   11,351            $    11,904        $   12,367
12/31/1998                   $   11,962            $    12,661        $   13,079
 1/31/1999                   $   11,982            $    13,092        $   13,626
 2/28/1999                   $   11,561            $    12,628        $   13,202
 3/31/1999                   $   11,963            $    13,092        $   13,730
 4/30/1999                   $   12,677            $    13,682        $   14,262
 5/31/1999                   $   12,496            $    13,422        $   13,925
 6/30/1999                   $   12,988            $    14,100        $   14,695
 7/31/1999                   $   12,456            $    13,673        $   14,238
 8/31/1999                   $   12,073            $    13,517        $   14,167
 9/30/1999                   $   11,782            $    13,171        $   13,779
10/31/1999                   $   12,275            $    13,997        $   14,651
11/30/1999                   $   12,395            $    14,389        $   14,949
12/31/1999                   $   12,976            $    15,307        $   15,828
 1/31/2000                   $   12,550            $    14,707        $   15,033
 2/29/2000                   $   12,404            $    14,844        $   14,749
 3/31/2000                   $   13,653            $    16,006        $   16,191
 4/30/2000                   $   13,466            $    15,442        $   15,704
 5/31/2000                   $   13,497            $    15,009        $   15,382
 6/30/2000                   $   13,570            $    15,453        $   15,760
 7/31/2000                   $   13,445            $    15,179        $   15,515
 8/31/2000                   $   14,371            $    16,306        $   16,478
 9/30/2000                   $   14,064            $    15,567        $   15,608
10/31/2000                   $   14,285            $    15,346        $   15,542
11/30/2000                   $   13,170            $    13,931        $   14,318
12/31/2000                   $   13,800            $    14,165        $   14,388
 1/31/2001                   $   14,000            $    14,649        $   14,899
 2/28/2001                   $   12,879            $    13,310        $   13,541
 3/31/2001                   $   12,024            $    12,443        $   12,684
 4/30/2001                   $   12,989            $    13,441        $   13,668
 5/31/2001                   $   13,067            $    13,548        $   13,760
 6/30/2001                   $   12,834            $    13,299        $   13,426
 7/31/2001                   $   12,534            $    13,079        $   13,294
 8/31/2001                   $   11,746            $    12,308        $   12,463
 9/30/2001                   $   10,427            $    11,222        $   11,457
10/31/2001                   $   10,871            $    11,484        $   11,676
11/30/2001                   $   11,884            $    12,368        $   12,572
12/31/2001                   $   12,031            $    12,542        $   12,682
 1/31/2002                   $   11,792            $    12,385        $   12,497
 2/28/2002                   $   11,358            $    12,133        $   12,256
 3/31/2002                   $   11,997            $    12,664        $   12,717
 4/30/2002                   $   11,358            $    11,999        $   11,946
 5/31/2002                   $   11,084            $    11,860        $   11,859
 6/30/2002                   $   10,011            $    11,006        $   11,015
 7/31/2002                   $    9,075            $    10,131        $   10,157
 8/31/2002                   $    9,087            $    10,179        $   10,223
 9/30/2002                   $    8,048            $     9,109        $    9,112
10/31/2002                   $    8,779            $     9,834        $    9,913
11/30/2002                   $    9,612            $    10,429        $   10,496
12/31/2002                   $    8,888            $     9,840        $    9,880
 1/31/2003                   $    8,682            $     9,599        $    9,622
 2/28/2003                   $    8,602            $     9,440        $    9,478
 3/31/2003                   $    8,740            $     9,540        $    9,570
 4/30/2003                   $    9,484            $    10,319        $   10,358
 5/31/2003                   $   10,331            $    10,942        $   10,902
    Jun-03                   $   10,375            $    11,090        $   11,042

NET ASSET VALUE PER SHARE ($)           12/31/02      6/30/03
--------------------------------------------------------------
Class A                                   7.77          9.07

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of all distributions. The Russell 3000 Index is an unmanaged index that tracks the performance of the 3,000 largest US companies based on total market capitalization. The S&P (Standard & Poor's) 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities on the fund may not match those in an index.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

(1) Index performance is from November 30, 1997.

INVESTMENT PORTFOLIO
Liberty All-Star Equity Fund, Variable Series / June 30, 2003 (Unaudited)

                                                        SHARES         VALUE
                                                     ------------   ------------
COMMON STOCKS --97.5%
CONSUMER DISCRETIONARY--15.2%
AUTO COMPONENTS--0.3%
Visteon Corp.                                              16,250   $    111,638
                                                                    ------------
AUTOMOBILES--0.2%
Harley-Davidson, Inc.                                       1,650         65,769
                                                                    ------------
HOTELS RESTAURANTS & LEISURE--2.4%
Brinker International, Inc. (a)                             2,600         93,652
Carnival Corp.                                              6,000        195,060
Harrah's Entertainment, Inc. (a)                            4,100        164,984
Mandalay Resort Group                                       4,100        130,585
McDonald's Corp.                                           14,000        308,840
                                                                    ------------
                                                                         893,121
                                                                    ------------
HOUSEHOLD DURABLES--0.4%
Clayton Homes, Inc.                                        10,950        137,422
                                                                    ------------
INTERNET & CATALOG RETAIL--2.4%
Amazon.com, Inc. (a)                                       13,600        496,264
eBay, Inc. (a)                                              3,600        375,048
                                                                    ------------
                                                                         871,312
                                                                    ------------
LEISURE EQUIPMENT & PRODUCTS--0.8%
Brunswick Corp.                                             2,950         73,809
Eastman Kodak Co.                                           5,000        136,750
Mattel, Inc.                                                4,000         75,680
                                                                    ------------
                                                                         286,239
                                                                    ------------
MEDIA--4.7%
AOL Time Warner, Inc. (a)                                  10,000        160,900
Clear Channel Communications, Inc. (a)                      6,000        254,340
Comcast Corp. (a)                                           2,500         72,075
Walt Disney Co.                                             3,200         63,200
Fox Entertainment Group, Inc. (a)                           5,000        143,900
InterActiveCorp. (a)                                        2,000         79,140
Liberty Media Corp. (a)                                    30,761        355,597
Pixar, Inc. (a)                                             4,100        249,444
Scripps Co. (E.W.)                                          1,600        141,952
Viacom, Inc. (a)                                            4,750        207,385
                                                                    ------------
                                                                       1,727,933
                                                                    ------------
MULTI-LINE RETAIL--2.5%
Dollar General Corp.                                       10,000        182,600
JC Penney Co., Inc.                                        15,300        257,805
May Department Stores Co.                                   4,000         89,040
Target Corp.                                                4,800        181,632
Wal-Mart Stores, Inc.                                       3,750        201,262
                                                                    ------------
                                                                         912,339
                                                                    ------------
SPECIALTY RETAIL--0.7%
Gap, Inc.                                                   3,500         65,660
Home Depot, Inc.                                            5,000        165,600
Toys R US, Inc. (a)                                         2,400         29,088
                                                                    ------------
                                                                         260,348
                                                                    ------------
TEXTILES & APPAREL--0.8%
Liz Claiborne, Inc.                                         8,500        299,625
                                                                    ------------

CONSUMER STAPLES--6.9%
BEVERAGES--0.5%
PepsiCo, Inc.                                               4,500   $    200,250
                                                                    ------------
FOOD & DRUG RETAILING--2.1%
CVS Corp.                                                  14,100        395,223
Kroger Co. (a)                                             15,000        250,200
Walgreen Co.                                                4,500        135,450
                                                                    ------------
                                                                         780,873
                                                                    ------------
FOOD PRODUCTS--1.9%
Smithfield Foods, Inc. (a)                                  3,350         76,782
Archer-Daniels-Midland Co.                                  9,250        119,048
Kraft Foods, Inc.                                           3,600        117,180
Tate & Lyle Plc                                            14,150        319,888
Tyson Foods, Inc.                                           4,950         52,569
                                                                    ------------
                                                                         685,467
                                                                    ------------
HOUSEHOLD PRODUCTS--0.8%
Procter & Gamble Co.                                        3,400        303,212
                                                                    ------------
PERSONAL PRODUCTS--0.8%
Avon Products, Inc.                                         2,000        124,400
Gillette Co.                                                5,000        159,300
                                                                    ------------
                                                                         283,700
                                                                    ------------
TOBACCO--0.8%
UST, Inc.                                                   8,000        280,240
                                                                    ------------

ENERGY--4.8%
ENERGY EQUIPMENT & SERVICES--1.2%
Nabors Industries, Ltd. (a)                                 1,950         77,122
Patterson-UTI Energy, Inc. (a)                              2,450         79,380
Transocean, Inc. (a)                                       12,900        283,413
                                                                    ------------
                                                                         439,915
                                                                    ------------
OIL & GAS--3.6%
Burlington Resources, Inc.                                    350         18,924
Canadian Natural
   Resources, Ltd.                                          4,100        163,631
ChevronTexaco Corp.                                         8,100        584,820
EL Paso Corp. (a)                                           6,000         48,480
Kerr-McGee Corp.                                            8,400        376,320
Premcor, Inc. (a)                                           5,400        116,370
                                                                    ------------
                                                                       1,308,545
                                                                    ------------

FINANCIALS--20.5%
BANKS--2.6%
FleetBoston Financial Corp. (b)                            12,000        356,520
National City Corp.                                         3,900        127,569
Wachovia Corp.                                              3,200        127,872
Wells Fargo & Co.                                           7,000        352,800
                                                                    ------------
                                                                         964,761
                                                                    ------------
DIVERSIFIED FINANCIALS--9.4%
CIT Group, Inc., New                                       13,950        343,868
Charles Schwab Corp.                                       17,450        176,070
Citigroup, Inc.                                            15,000        642,000

                       See Notes to Investment Portfolio.

                                                        SHARES         VALUE
                                                     ------------   ------------
Countrywide Financial Corp.                                 8,450   $    587,866
Freddie Mac                                                17,850        906,244
Goldman Sachs Group, Inc.                                   1,700        142,375
iShares Russell 1000 Value
   Index Fund                                               5,200        262,964
Merrill Lynch & Co., Inc.                                   5,500        256,740
Morgan Stanley                                              3,000        128,250
                                                                    ------------
                                                                       3,446,377
                                                                    ------------
INSURANCE--7.8%
ACE, Ltd.                                                   9,100        312,039
AFLAC, Inc.                                                12,850        395,138
Allstate Corp.                                              2,725         97,146
American International Group, Inc.                          6,181        341,068
AON Corp.                                                   5,700        137,256
Loews Corp.                                                 1,400         66,206
PartnerRe, Ltd.                                             2,350        120,108
The Progressive Corp.                                      10,560        771,936
Travelers Property Casualty Corp.                           5,050         80,295
UnumProvident Corp.                                         7,000         93,870
XL Capital, Ltd.                                            5,000        415,000
                                                                    ------------
                                                                       2,830,062
                                                                    ------------
REAL ESTATE--0.7%
The St. Joe Co.                                             2,250         70,200
Starwood Hotels & Resorts
   Worldwide, Inc.                                          6,450        184,406
                                                                    ------------
                                                                         254,606
                                                                    ------------

HEALTH CARE--12.1%
BIOTECHNOLOGY--6.4%
Amgen, Inc. (a)                                            10,100        671,044
Genentech, Inc. (a)                                        10,070        726,248
Genzyme Corp. (a)                                           6,000        250,800
IDEC Pharmaceuticals Corp. (a)                              3,900        132,600
Invitrogen Corp. (a)                                        4,100        157,317
MedImmune, Inc. (a)                                        11,200        407,344
                                                                    ------------
                                                                       2,345,353
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES--1.3%
Aetna, Inc.                                                 2,400        144,480
AmerisourceBergen Corp.                                     2,000        138,700
Cigna Corp.                                                 1,400         65,716
Quest Diagnostics, Inc. (a)                                   900         57,420
Tenet Healthcare Corp. (a)                                  4,300         50,095
                                                                    ------------
                                                                         456,411
                                                                    ------------
PHARMACEUTICALS--4.4%
Biovail Corp. (a)                                           5,000        235,300
Bristol-Myers Squibb Co.                                    7,000        190,050
Eli Lilly & Co.                                             4,400        303,468
Pfizer, Inc.                                               10,620        362,673
Shire Pharmaceuticals
   Group PLC (a)                                            7,900        155,630
Wyeth                                                       8,200        373,510
                                                                    ------------
                                                                       1,620,631
                                                                    ------------

INDUSTRIALS--7.0%
AEROSPACE & DEFENSE--1.1%
Boeing Co.                                                  7,850   $    269,412
Lockheed Martin Corp.                                       2,400        114,168
                                                                    ------------
                                                                         383,580
                                                                    ------------
AIR FREIGHT & COURIERS--0.9%
Expeditors International
   Washington, Inc.                                         4,500        155,880
FedEx Corp.                                                   700         43,421
Ryder System, Inc.                                          4,400        112,728
                                                                    ------------
                                                                         312,029
                                                                    ------------
AIRLINES--0.7%
Delta Air Lines, Inc.                                       1,450         21,286
Southwest Airlines Co.                                     13,850        238,220
                                                                    ------------
                                                                         259,506
                                                                    ------------
INDUSTRIAL CONGLOMERATES--2.5%
3M Co.                                                      2,000        257,960
General Electric Co.                                        5,800        166,344
Tyco International, Ltd.                                   26,400        501,072
                                                                    ------------
                                                                         925,376
                                                                    ------------
MACHINERY--0.7%
Navistar International Corp. (a)                            5,600        182,728
PACCAR, Inc.                                                1,250         84,450
                                                                    ------------
                                                                         267,178
                                                                    ------------
ROAD & RAIL--1.1%
CSX Corp.                                                   7,100        213,639
Swift Transportation Co., Inc. (a)                          9,900        184,338
                                                                    ------------
                                                                         397,977
                                                                    ------------

INFORMATION TECHNOLOGY--24.5%
COMMUNICATIONS EQUIPMENT--2.6%
3Com Corp. (a)                                             18,000         84,240
Cisco Systems, Inc. (a)                                    33,200        554,108
Nokia Oyj, ADR                                              9,600        157,728
QUALCOMM, Inc.                                              4,100        146,575
                                                                    ------------
                                                                         942,651
                                                                    ------------
COMPUTERS & PERIPHERALS--4.5%
Dell Computer Corp. (a)                                    16,400        524,144
EMC Corp. (a)                                              31,100        325,617
Hewlett-Packard Co.                                        12,800        272,640
Network Appliance, Inc. (a)                                24,350        394,714
Sun Microsystems, Inc. (a)                                 29,200        134,320
                                                                    ------------
                                                                       1,651,435
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.8%
Agilent Technologies, Inc. (a)                             21,200        414,460
Arrow Electronics, Inc. (a)                                 1,350         20,574
Avnet, Inc. (a)                                            14,350        181,958
Jabil Circuit, Inc. (a)                                     3,000         66,300
Sanmina-SCI Corp. (a)                                      26,550        167,530
Waters Corp. (a)                                            6,000        174,780
                                                                    ------------
                                                                       1,025,602
                                                                    ------------

                       See Notes to Investment Portfolio.

                                                        SHARES         VALUE
                                                     ------------   ------------
INTERNET SOFTWARE & SERVICES--1.0%
Yahoo, Inc. (a)                                            10,800   $    353,808
                                                                    ------------
INFORMATION TECHNOLOGY CONSULTING & SERVICES--0.8%
Computer Sciences Corp. (a)                                 4,800        182,976
Electronic Data Systems Corp.                               5,550        119,048
                                                                    ------------
                                                                         302,024
                                                                    ------------
OFFICE ELECTRONICS--0.5%
Xerox Corp. (a)                                            16,100        170,499
                                                                    ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--7.9%
Analog Devices, Inc. (a)                                    5,000        174,100
Applied Materials, Inc. (a)                                33,100        524,966
Intel Corp.                                                22,700        471,797
Maxim Integrated Products,
   Inc.                                                     9,800        335,062
Micron Technology, Inc. (a)                                30,500        354,715
Novellus Systems, Inc. (a)                                  5,000        183,105
Teradyne, Inc. (a)                                         28,050        485,546
Texas Instruments, Inc.                                     8,700        153,120
Xilinx, Inc. (a)                                            8,500        215,135
                                                                    ------------
                                                                       2,897,546
                                                                    ------------
SOFTWARE--4.4%
Microsoft Corp.                                            34,725        889,307
Oracle Corp. (a)                                           23,300        280,066
Siebel Systems, Inc. (a)                                   26,260        250,520
Symantec Corp. (a)                                          1,000         43,860
VERITAS Software Corp. (a)                                  5,600        160,552
                                                                    ------------
                                                                       1,624,305
                                                                    ------------

MATERIALS--2.6%
CHEMICALS--0.8%
Dow Chemical Co.                                            3,950        122,292
IMC Global, Inc.                                           20,400        136,884
Monsanto Co.                                                  682         14,758
                                                                    ------------
                                                                         273,934
                                                                    ------------
CONTAINERS & PACKAGING--0.3%
Smurfit-Stone Container
   Corp. (a)                                                8,000        104,240
                                                                    ------------
METALS & MINING--1.3%
Alcan, Inc.                                                 4,850        151,757
CONSOL Energy, Inc.                                         3,550         80,727
Freeport-McMoRan Copper &
   Gold, Inc.                                               6,000        147,000
United States Steel Corp.                                   5,950         97,402
                                                                    ------------
                                                                         476,886
                                                                    ------------
PAPER & FOREST PRODUCTS--0.2%
Bowater, Inc.                                               2,350         88,008
                                                                    ------------

TELECOMMUNICATION SERVICES--2.2%
DIVERSIFIED TELECOMMUNICATION--1.6%
Alltel Corp.                                                3,300   $    159,126
SBC Communications, Inc.                                    8,200        209,510
Verizon Communications, Inc.                                5,000        197,250
                                                                    ------------
                                                                         565,886
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
AT&T Wireless Services, Inc. (a)                           27,300        224,133
                                                                    ------------

UTILITIES--1.7%
ELECTRIC UTILITIES--1.7%
Edison International (a)                                    3,200         52,576
FirstEnergy Corp.                                           6,500        249,925
PG&E Corp. (a)                                             16,100        340,515
                                                                    ------------
                                                                         643,016
                                                                    ------------
TOTAL COMMON STOCKS
   (cost of $39,955,419)                                              35,655,768
                                                                    ------------

                                                         PAR
                                                     ------------
CONVERTIBLE BONDS--0.6%
INFORMATION TECHNOLOGY--0.2%
TELECOMMUNICATIONS EQUIPMENT--0.2%
Corning, Inc.,
   3.500%, 11/1/2008                                 $     51,000         54,761
                                                                    ------------

MATERIALS--0.3%
METALS & MINING--0.3%
Freeport-McMoRan
   Copper & Gold, Inc.,
   8.250%, 01/31/2006                                      69,000        122,561
                                                                    ------------

UTILITIES--0.1%
GAS UTILITIES--0.0%
El Paso Corp.,
   02/28/2021 (c)                                          19,000          8,313
                                                                    ------------

MULTI-UTILITIES & UNREGULATED POWER--0.1%
Calpine Corp.,
   4.000%, 12/26/2006                                      34,000         30,600
                                                                    ------------
TOTAL CONVERTIBLE BONDS
   (cost of $180,135)                                                    216,235
                                                                    ------------

                       See Notes to Investment Portfolio.

                                                        SHARES         VALUE
                                                     ------------   ------------
PREFERRED STOCK--0.3%
CONSUMER DISCRETIONARY--0.3%
MEDIA--0.3%
News Corp., Ltd. ADR
   (cost of $161,823)                                       5,000   $    125,250
                                                                    ------------

                                                         PAR
                                                     ------------
SHORT-TERM OBLIGATION--2.9%
Repurchase agreement with
   State Street Bank & Trust Co.,
   dated 06/30/03, due 07/01/03
   at 1.000%, collateralized by
   U.S. Treasury Bonds and
   Federal National Mortgage
   Association Note with
   various maturities to 02/15/29,
   market value $1,082,572
   (repurchase proceeds $1,059,029)
   (cost of $1,059,000)                              $  1,059,000      1,059,000
                                                                    ------------
TOTAL INVESTMENTS--101.3%
   (cost of $41,356,377) (d)                                          37,056,253
                                                                    ------------
OTHER ASSETS & LIABILITIES, NET--(1.3)%                                 (493,390)
                                                                    ------------
NET ASSETS--100.0%                                                  $ 36,562,863
                                                                    ============

NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing.
(b) Investments in Affiliates during the six months ended June 30, 2003:
    Security Name: Fleet Boston Financial Corp., the parent company of the Manager.

    Shares as of 12/31/02:             12,000
    Shares purchased:                      --
    Shares sold:                           --
    Shares as of 06/30/03:             12,000
    Net realized gain (loss):              --
    Dividend income earned:         $   4,200
    Value at end of period:         $ 356,520

(c) Zero-coupon bond.
(d) Cost for both financial statement and federal income tax purposes is the same.

            ACRONYM                NAME
            -------                ----
              ADR       American Depositary Receipt

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Liberty All-Star Equity Fund, Variable Series / June 30, 2003 (Unaudited)

ASSETS:
Investments, at cost                                                    $ 41,356,377
                                                                        ------------
Investments, at value                                                   $ 37,056,253
Cash                                                                          20,906
Receivable for:
   Investments sold                                                           93,408
   Fund shares sold                                                               84
   Interest                                                                    2,738
   Dividends                                                                  22,777
Deferred Trustees' compensation plan                                           3,690
                                                                        ------------
     TOTAL ASSETS                                                         37,199,856
                                                                        ------------
LIABILITIES:
Expense reimbursement due to Manager/Distributor                              37,789
Payable for:
   Investments purchased                                                     103,651
   Fund shares repurchased                                                   433,111
   Management fee                                                             26,098
   Distribution fee--Class B                                                      16
   Transfer agent fee                                                            595
   Trustees' fee                                                                 209
   Audit fee                                                                  11,189
   Custody fee                                                                10,263
   Reports to Shareholders                                                    10,231
Deferred Trustees' fee                                                         3,690
Other liabilities                                                                151
                                                                        ------------
     TOTAL LIABILITIES                                                       636,993
                                                                        ------------
NET ASSETS                                                              $ 36,562,863
                                                                        ============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                         $ 48,446,054
Undistributed net investment income                                           28,981
Accumulated net realized loss                                             (7,612,047)
Net unrealized depreciation on:
   Investments                                                            (4,300,124)
   Foreign currency translations                                                  (1)
                                                                        ------------
NET ASSETS                                                              $ 36,562,863
                                                                        ============
CLASS A:
Net assets                                                              $ 33,495,424
Shares outstanding                                                         3,692,955
                                                                        ============
Net asset value per share                                               $       9.07
                                                                        ============
CLASS B:
Net assets                                                              $  3,067,439
Shares outstanding                                                           338,057
                                                                        ============
Net asset value per share                                               $       9.07
                                                                        ============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Liberty All-Star Equity Fund, Variable Series
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends                                                               $    194,808
Interest                                                                       7,751
                                                                        ------------
   Total Investment Income (net of foreign taxes withheld of $1,078)         202,559
                                                                        ------------
EXPENSES:
Management fee                                                               135,783
Distribution fee--Class B                                                      3,622
Pricing and bookkeeping fees                                                   5,697
Transfer agent fee                                                             3,720
Trustees' fee                                                                  3,091
Custody fee                                                                   22,852
Audit fee                                                                     10,114
Other expenses                                                                 7,736
                                                                        ------------
   Total Expenses                                                            192,615
Fees and expenses waived or reimbursed by Manager                            (18,856)
Fees reimbursed by Distributor--Class B                                       (3,622)
Custody earnings credit                                                         (454)
                                                                        ------------
   Net Expenses                                                              169,683
                                                                        ------------
Net Investment Income                                                         32,876
                                                                        ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY:
Net realized loss on:
   Investments                                                            (1,593,445)
   Foreign currency transactions                                                  (1)
                                                                        ------------
     Net realized loss                                                    (1,593,446)
                                                                        ------------
Net change in unrealized appreciation/depreciation on:
   Investments                                                             6,866,393
   Foreign currency translations                                                   4
                                                                        ------------
     Net change in unrealized appreciation/depreciation                    6,866,397
                                                                        ------------
Net Gain                                                                   5,272,951
                                                                        ------------
Net Increase in Net Assets from Operations                              $  5,305,827
                                                                        ============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Liberty All-Star Equity Fund, Variable Series

                                                     (UNAUDITED)
                                                     SIX MONTHS
                                                        ENDED        YEAR ENDED
                                                       JUNE 30,     DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                      2003           2002
---------------------------------                    ------------   ------------
OPERATIONS:
Net investment income                                $     32,876   $     63,580
Net realized loss on investments and foreign
   currency transactions                               (1,593,446)    (4,338,083)
Net change in unrealized appreciation/depreciation
   on investments and foreign currency translations     6,866,397     (9,538,018)
                                                     ------------   ------------
        Net Increase (Decrease) from Operations         5,305,827    (13,812,521)
                                                     ------------   ------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
    Class A                                                    --        (65,711)
    Class B                                                    --         (6,028)
                                                     ------------   ------------
Total Distributions Declared to Shareholders                   --        (71,739)
                                                     ------------   ------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                          396,787      1,891,429
   Distributions reinvested                                    --         65,711
   Redemptions                                         (3,090,871)   (10,155,230)
                                                     ------------   ------------
        Net Decrease                                   (2,694,084)    (8,198,090)
                                                     ------------   ------------
Class B:
   Subscriptions                                          124,632        665,510
   Distributions reinvested                                    --          6,028
   Redemptions                                           (423,345)      (965,793)
                                                     ------------   ------------
        Net Decrease                                     (298,713)      (294,255)
                                                     ------------   ------------
Net Decrease from Share Transactions                   (2,992,797)    (8,492,345)
                                                     ------------   ------------
Total Increase (Decrease) in Net Assets                 2,313,030    (22,376,605)
NET ASSETS:
Beginning of period                                    34,249,833     56,626,438
                                                     ------------   ------------
End of period (including undistributed net
  investment income of $28,981 and overdistributed
  net investment income of $(3,895))                 $ 36,562,863   $ 34,249,833
                                                     ============   ============
CHANGES IN SHARES:
Class A:
   Subscriptions                                           45,619        233,321
   Issued for distributions reinvested                         --          8,478
   Redemptions                                           (383,532)    (1,168,100)
                                                     ------------   ------------
        Net Decrease                                     (337,913)      (926,301)
                                                     ------------   ------------
Class B:
   Subscriptions                                           15,288         70,849
   Issued for distributions reinvested                         --            777
   Redemptions                                            (51,495)      (113,272)
                                                     ------------   ------------
        Net Decrease                                      (36,207)       (41,646)
                                                     ------------   ------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Liberty All-Star Equity Fund, Variable Series / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

   ORGANIZATION--Liberty All-Star Equity Fund, Variable Series (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek total investment return, comprised of long-term capital appreciation and current income, through investments primarily in a diversified portfolio of equity securities. The Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. The Fund offers two classes of shares: Class A and Class B. Each share of a class represents an equal proportionate beneficial interest in that share class and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of their share class available for distribution to shareholders upon liquidation of the Fund. Shares of the Fund are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On April 1, 2003, Liberty Advisory Services Corp., the investment advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect wholly owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Liberty Advisory Services Corp. with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Columbia provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund. Columbia also provides pricing and bookkeeping services to the Fund. Liberty Funds Distributor, Inc. ("LFD"), an affiliate of Columbia, serves as the principal underwriter of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION AND TRANSACTIONS--Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS--All income, expenses (other than the Class B distribution fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share data and ratios reflect the distribution fee applicable to Class B shares only.

   FEDERAL INCOME TAXES--Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

   DISTRIBUTIONS TO SHAREHOLDERS--The Fund intends to distribute as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of investments. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution. Income and capital gain distributions are determined in accordance with federal income tax regulations.

   FOREIGN CURRENCY TRANSACTIONS--Net realized and unrealized gains (losses) on foreign currency transactions and translations includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

   OTHER--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of December 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

      YEAR OF                            CAPITAL LOSS
    EXPIRATION                           CARRYFORWARD
    ----------                           ------------
       2009                              $    524,787
       2010                                 3,157,493
                                         ------------
                                         $  3,682,280
                                         ============

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT AND SUB-ADVISORY FEES--Columbia receives a monthly management fee equal to 0.80% annually of the Fund's average daily net assets. Columbia, out of the management fee it receives, pays Liberty Asset Management Company a monthly sub-advisory fee equal to 0.60% annually of the Fund's average daily net assets.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. The Fund also pays out-of-pocket costs for pricing services.

   TRANSFER AGENT FEE--Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Manager, provides shareholder services for an annual rate of $7,500.

   DISTRIBUTION FEE--The Fund has adopted a 12b-1 plan, which requires it to pay LFD a monthly distribution fee equal to 0.25% annually of Class B average daily net assets.

   EXPENSE LIMITS--Columbia and LFD have voluntarily agreed to reimburse all expenses, including management fees and distribution fees, but excluding interest, taxes, brokerage and extraordinary expenses incurred by the Fund, in excess of 1.00% annually of the Fund's average daily net assets. LFD will first reimburse the Class B distribution fee up to 0.25% annually to reach the 1.00% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed to reach the expense limit, Columbia will then waive a portion of its management fee to reach the expense limit. This arrangement may be terminated or modified by the Columbia or LFD at any time.

   OTHER--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $454 of custody fees were reduced by balance credits for the six months ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY--For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $8,753,910 and $11,763,572, respectively.

Unrealized appreciation (depreciation) at June 30, 2003, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation       $  4,155,083
     Gross unrealized depreciation         (8,455,207)
                                         ------------
       Net unrealized depreciation       $ (4,300,124)
                                         ============

FINANCIAL HIGHLIGHTS
Liberty All-Star Equity Fund, Variable Series--Class A Shares

Selected data for a share outstanding throughout each period is as follows:

                                             (UNAUDITED)
                                             SIX MONTHS
                                                ENDED                                  YEAR ENDED DECEMBER 31,
                                              JUNE 30,          ----------------------------------------------------------------
                                                2003               2002           2001          2000           1999       1998
                                             -----------        ---------      ---------     ---------      ---------   --------
NET ASSET VALUE, BEGINNING OF PERIOD         $      7.77        $   10.54      $   12.43     $   12.47      $   11.90   $  10.07
                                             -----------        ---------      ---------     ---------      ---------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                           0.01             0.01           0.03          0.05           0.06       0.06
Net realized and unrealized gain (loss) on
   investments and foreign currency                 1.29            (2.76)         (1.66)         0.75           0.94       1.82
                                             -----------        ---------      ---------     ---------      ---------   --------
       Total from Investment Operations             1.30            (2.75)         (1.63)         0.80           1.00       1.88
                                             -----------        ---------      ---------     ---------      ---------   --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            --            (0.02)         (0.03)        (0.05)         (0.05)     (0.05)
From net realized gains                               --               --          (0.23)        (0.79)         (0.38)        --
                                             -----------        ---------      ---------     ---------      ---------   --------
     Total Distributions Declared to
       Shareholders                                   --            (0.02)         (0.26)        (0.84)         (0.43)     (0.05)
                                             -----------        ---------      ---------     ---------      ---------   --------
Net Asset Value, End of Period               $      9.07        $    7.77      $   10.54     $   12.43      $   12.47   $  11.90
                                             ===========        =========      =========     =========      =========   ========
Total return (b)(c)                                16.73%(d)(e)    (26.13)%(d)    (12.81)%        6.35%(d)       8.47%     18.67%(d)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Expenses (f)                                        1.00%(g)         1.00%          1.00%         0.98%          0.95%      1.00%
Net investment income (f)                           0.19%(g)         0.14%          0.26%         0.37%          0.47%      0.54%
Waiver/reimbursement                                0.11%(g)         0.04%            --          0.02%            --       0.04%
Portfolio turnover rate                               26%(e)           84%            62%           97%            75%        70%
Net assets, end of period (000's)            $    33,495        $  31,339      $  52,245     $  69,249      $  80,095   $ 44,870

(a) Per share data was calculated using average shares outstanding during the period.
(b)  Total return at net asset value assuming all distributions reinvested.
(c) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(d) Had the Manager not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.

PORTFOLIO MANAGER'S DISCUSSION
Liberty Equity Fund, Variable Series / June 30, 2003

   Liberty Equity Fund, Variable Series seeks long-term growth by investing in companies that the fund's investment advisor believes have above-average earnings potential.

   Robert Armknecht, CFA has managed Liberty Equity Fund, Variable Series and its predecessors since 1998. Mr. Armknecht has managed equity portfolios for Columbia Management Advisors, Inc. and its predecessors since 1988.

   The fund is the successor to the Galaxy VIP Equity Fund. On April 14, 2003, Galaxy VIP Growth and Income Fund merged into Galaxy VIP Equity Fund. The new fund was renamed Liberty Equity Fund, Variable Series.

LARGE-CAP GROWTH STOCKS ADVANCE STRONGLY

After falling sharply in the first quarter of 2003, US stocks rallied strongly enough in the second quarter to produce sizable gains for the six months ended June 30, 2003. In addition to reduced tensions in Iraq during the latter half of the period, stocks benefited from yet another cut in a key short-term interest rate and from news that a scheduled reduction in federal income tax rates would be accelerated into 2003. Both fostered expectations for faster economic growth and improvements in corporate earnings. Stocks of large growth companies participated fully in the market's advance, and the fund's returns were in line with those of its market benchmarks.

POSITIVE CONTRIBUTIONS FROM INDUSTRIAL, HEALTH CARE AND FINANCIAL STOCKS

The fund benefited from above-average performances by its holdings in the industrial, health care and financial sectors. Among industrial stocks, where the fund had a slight overweight position, Raytheon, Cendant and United Technologies Corporation (0.7%, 1.6% and 2.0% of net assets, respectively) generated superior performance. In the health care sector, a significant overweight position for the fund, investments in Boston Scientific Corporation, Biovail Corp., Abbott Laboratories and Teva Pharmaceutical Industries Ltd. all did well (1.7%, 1.1%, 1.3% and 1.5% of net assets, respectively). Financial stocks such as Bank of America Corporation, Bank of New York Company, Inc., J.P. Morgan Chase & Co. and Citigroup Inc. (2.3%, 1.2%, 1.7% and 2.8% of net assets, respectively) also contributed positively to fund returns.

   In the technology sector, which led the market's advance, stock selection dampened fund returns. We were disappointed by the performance of Microsoft Corp. (4.0% of net assets), which suffered from concerns about the company's near-term business prospects. Stock selection also detracted from returns in the energy sector, where the fund was overweight, as well as in the consumer staples and defense areas.

TRADES IN TECHNOLOGY AND HEALTH CARE SECTORS

During the reporting period, we added Lexmark International, Inc. (1.0% of net assets), a manufacturer of computer printers. In addition to continued gains in market share, we believe the company should benefit from a new partnership with Dell Computer Corporation (0.9% of net assets), which we also added to the portfolio. Within the technology sector, we eliminated our investment in Texas Instruments Incorporated and used the proceeds to invest in companies that we believe demonstrate better earnings potential, such as Oracle Corporation, VERITAS Software Corporation and SAP AG (0.5%, 0.5% and 0.5% of net assets, respectively).

   In health care, we initiated a position in Amgen Inc., a biotech firm with above-average returns for the period, and in Biovail Corporation, a pharmaceutical company (0.7% and 1.1% of net assets, respectively). We paid for these purchases by selling Forest Laboratories, Inc. and Wyeth and reducing the fund's position in Pfizer, Inc. (3.9% of net assets). In the communications sector, we eliminated our position in The Walt Disney Company.

FURTHER ADVANCE REQUIRES BETTER EARNINGS

Given the strength of the market's recent advance, further improvements in stock prices are likely to depend on actual earnings improvement rather than the anticipation of better earnings. If economic conditions continue to strengthen, as we expect, earnings should strengthen as well. In an improving economy, we believe that larger growth companies should participate fully in an earnings revival.

   The fund maintains overweight positions in the health care and energy sectors. We believe health care stocks should benefit from new product development, particularly in generic drugs. Energy stocks should continue to benefit from the need for further exploration to develop new natural gas supplies. We expect to keep underweight positions in basic materials and utility firms, believing that these sectors have below-average growth potential.


Economic and market conditions can frequently change. There is no assurance that the trends described here will continue or commence.

An investment in the fund offers the potential for long-term growth, but also involves certain risks, including stock market fluctuations due to economic and business development.

The fund's approach offers the potential for long-term growth, but also involves the possibility of losses due to the sensitivity of growth stock prices to changes in current or expected earnings.

Holdings are disclosed as of June 30, 2003, and are subject to change.

PERFORMANCE INFORMATION
Liberty Equity Fund, Variable Series / June 30, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (%)

                               (CUMULATIVE)
                                  6-MONTH      1-YEAR       5-YEAR    10-YEAR
------------------------------------------------------------------------------
Class A (1/11/93)                  11.91        -2.10        -1.67       8.08
S&P 500 Index                      11.75         0.25        -1.61      10.04

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 6/30/93 - 6/30/03

                                 CLASS A SHARES   S&P 500 INDEX
                 Jun-93               $  10,000       $  10,000
07/01/1993 - 07/31/1993               $   9,970       $   9,960
08/01/1993 - 08/31/1993               $  10,253       $  10,337
09/01/1993 - 09/30/1993               $  10,184       $  10,258
10/01/1993 - 10/31/1993               $  10,337       $  10,470
11/01/1993 - 11/30/1993               $  10,348       $  10,371
12/01/1993 - 12/31/1993               $  10,461       $  10,496
01/01/1994 - 01/31/1994               $  10,768       $  10,853
02/01/1994 - 02/28/1994               $  10,604       $  10,559
03/01/1994 - 03/31/1994               $  10,298       $  10,100
04/01/1994 - 04/30/1994               $  10,380       $  10,229
05/01/1994 - 05/31/1994               $  10,595       $  10,396
06/01/1994 - 06/30/1994               $  10,391       $  10,141
07/01/1994 - 07/31/1994               $  10,607       $  10,474
08/01/1994 - 08/31/1994               $  10,978       $  10,902
09/01/1994 - 09/30/1994               $  10,765       $  10,636
10/01/1994 - 10/31/1994               $  11,014       $  10,874
11/01/1994 - 11/30/1994               $  10,745       $  10,478
12/01/1994 - 12/31/1994               $  10,825       $  10,633
01/01/1995 - 01/31/1995               $  11,076       $  10,909
02/01/1995 - 02/28/1995               $  11,409       $  11,333
03/01/1995 - 03/31/1995               $  11,728       $  11,668
04/01/1995 - 04/30/1995               $  11,990       $  12,011
05/01/1995 - 05/31/1995               $  12,345       $  12,490
06/01/1995 - 06/30/1995               $  12,574       $  12,780
07/01/1995 - 07/31/1995               $  12,930       $  13,203
08/01/1995 - 08/31/1995               $  12,784       $  13,236
09/01/1995 - 09/30/1995               $  13,035       $  13,794
10/01/1995 - 10/31/1995               $  13,119       $  13,744
11/01/1995 - 11/30/1995               $  13,635       $  14,346
12/01/1995 - 12/31/1995               $  13,724       $  14,623
01/01/1996 - 01/31/1996               $  14,093       $  15,121
02/01/1996 - 02/29/1996               $  14,124       $  15,261
03/01/1996 - 03/31/1996               $  14,385       $  15,408
04/01/1996 - 04/30/1996               $  14,555       $  15,634
05/01/1996 - 05/31/1996               $  14,926       $  16,036
06/01/1996 - 06/30/1996               $  14,899       $  16,097
07/01/1996 - 07/31/1996               $  14,464       $  15,385
08/01/1996 - 08/31/1996               $  14,794       $  15,710
09/01/1996 - 09/30/1996               $  15,463       $  16,593
10/01/1996 - 10/31/1996               $  15,739       $  17,051
11/01/1996 - 11/30/1996               $  16,838       $  18,338
12/01/1996 - 12/31/1996               $  16,671       $  17,975
01/01/1997 - 01/31/1997               $  17,526       $  19,097
02/01/1997 - 02/28/1997               $  17,430       $  19,248
03/01/1997 - 03/31/1997               $  17,097       $  18,459
04/01/1997 - 04/30/1997               $  18,287       $  19,559
05/01/1997 - 05/31/1997               $  19,028       $  20,754
06/01/1997 - 06/30/1997               $  19,639       $  21,677
07/01/1997 - 07/31/1997               $  21,111       $  23,401
08/01/1997 - 08/31/1997               $  20,250       $  22,090
09/01/1997 - 09/30/1997               $  21,011       $  23,299
10/01/1997 - 10/31/1997               $  20,429       $  22,520
11/01/1997 - 11/30/1997               $  21,012       $  23,563
12/01/1997 - 12/31/1997               $  21,295       $  23,968
01/01/1998 - 01/31/1998               $  21,436       $  24,232
02/01/1998 - 02/28/1998               $  22,668       $  25,979
03/01/1998 - 03/31/1998               $  23,466       $  27,309
04/01/1998 - 04/30/1998               $  23,694       $  27,588
05/01/1998 - 05/31/1998               $  23,140       $  27,113
06/01/1998 - 06/30/1998               $  23,676       $  28,214
07/01/1998 - 07/31/1998               $  23,317       $  27,915
08/01/1998 - 08/31/1998               $  19,420       $  23,881
09/01/1998 - 09/30/1998               $  20,925       $  25,412
10/01/1998 - 10/31/1998               $  23,028       $  27,476
11/01/1998 - 11/30/1998               $  24,281       $  29,141
12/01/1998 - 12/31/1998               $  26,299       $  30,819
01/01/1999 - 01/31/1999               $  27,519       $  32,107
02/01/1999 - 02/28/1999               $  26,300       $  31,109
03/01/1999 - 03/31/1999               $  27,715       $  32,353
04/01/1999 - 04/30/1999               $  28,305       $  33,605
05/01/1999 - 05/31/1999               $  27,538       $  32,812
06/01/1999 - 06/30/1999               $  29,763       $  34,627
07/01/1999 - 07/31/1999               $  28,793       $  33,550
08/01/1999 - 08/31/1999               $  28,502       $  33,382
09/01/1999 - 09/30/1999               $  28,226       $  32,467
10/01/1999 - 10/31/1999               $  29,725       $  34,522
11/01/1999 - 11/30/1999               $  31,015       $  35,223
12/01/1999 - 12/31/1999               $  33,452       $  37,294
01/01/2000 - 01/31/2000               $  32,128       $  35,422
02/01/2000 - 02/29/2000               $  33,063       $  34,753
03/01/2000 - 03/31/2000               $  36,405       $  38,152
04/01/2000 - 04/30/2000               $  35,728       $  37,003
05/01/2000 - 05/31/2000               $  34,281       $  36,245
06/01/2000 - 06/30/2000               $  35,382       $  37,136
07/01/2000 - 07/31/2000               $  34,872       $  36,557
08/01/2000 - 08/31/2000               $  37,533       $  38,827
09/01/2000 - 09/30/2000               $  35,780       $  36,777
10/01/2000 - 10/31/2000               $  35,197       $  36,623
11/01/2000 - 11/30/2000               $  31,733       $  33,737
12/01/2000 - 12/31/2000               $  32,844       $  33,902
01/01/2001 - 01/31/2001               $  33,655       $  35,106
02/01/2001 - 02/28/2001               $  30,159       $  31,907
03/01/2001 - 03/31/2001               $  27,589       $  29,888
04/01/2001 - 04/30/2001               $  29,678       $  32,207
05/01/2001 - 05/31/2001               $  29,977       $  32,423
06/01/2001 - 06/30/2001               $  28,556       $  31,635
07/01/2001 - 07/31/2001               $  28,154       $  31,325
08/01/2001 - 08/31/2001               $  26,341       $  29,367
09/01/2001 - 09/30/2001               $  23,791       $  26,997
10/01/2001 - 10/31/2001               $  24,614       $  27,513
11/01/2001 - 11/30/2001               $  26,477       $  29,623
12/01/2001 - 12/31/2001               $  26,880       $  29,884
01/01/2002 - 01/31/2002               $  25,840       $  29,447
02/01/2002 - 02/28/2002               $  25,033       $  28,879
03/01/2002 - 03/31/2002               $  26,763       $  29,965
04/01/2002 - 04/30/2002               $  25,085       $  28,149
05/01/2002 - 05/31/2002               $  24,481       $  27,944
06/01/2002 - 06/30/2002               $  22,233       $  25,954
07/01/2002 - 07/31/2002               $  20,455       $  23,932
08/01/2002 - 08/31/2002               $  20,590       $  24,088
09/01/2002 - 09/30/2002               $  18,191       $  21,472
10/01/2002 - 10/31/2002               $  19,803       $  23,359
11/01/2002 - 11/30/2002               $  20,995       $  24,733
12/01/2002 - 12/31/2002               $  19,454       $  23,281
01/01/2003 - 01/31/2003               $  18,915       $  22,673
02/01/2003 - 02/28/2003               $  18,746       $  22,333
03/01/2003 - 03/31/2003               $  18,973       $  22,550
04/01/2003 - 04/30/2003               $  20,472       $  24,406
05/01/2003 - 05/31/2003               $  21,619       $  25,689
06/01/2003 - 06/30/2003               $  21,665       $  26,018

NET ASSET VALUE PER SHARE ($)       12/31/02        6/30/03
------------------------------------------------------------
Class A                               11.56          12.92

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of all distributions. The S&P (Standard & Poor's) 500 index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

INVESTMENT PORTFOLIO
Liberty Equity Fund, Variable Series / June 30, 2003 (Unaudited)

                                                        SHARES         VALUE
                                                     ------------   ------------
COMMON STOCK--99.7%
CONSUMER DISCRETIONARY--14.3%
MEDIA--3.8%
InterActiveCorp (a)                                         7,500   $    296,775
Liberty Media Corp. (a)                                    50,000        578,000
Viacom, Inc., Class B (a)                                  20,000        873,200
                                                                    ------------
                                                                       1,747,975
                                                                    ------------
MULTI-LINE RETAIL--6.7%
Costco Wholesale Corp.                                     13,000        475,800
Kohl's Corp. (a)                                            9,000        462,420
Target Corp.                                               29,000      1,097,360
Wal-Mart Stores, Inc.                                      20,000      1,073,400
                                                                    ------------
                                                                       3,108,980
                                                                    ------------
SPECIALTY RETAIL--3.8%
Bed Bath & Beyond, Inc. (a)                                19,800        768,438
Home Depot, Inc.                                           15,000        496,800
Staples, Inc. (a)                                          25,500        467,925
                                                                    ------------
                                                                       1,733,163
                                                                    ------------

CONSUMER STAPLES--8.3%
BEVERAGES--4.2%
Anheuser-Busch Cos., Inc.                                  11,000        561,550
Coca-Cola Co.                                              12,300        570,843
PepsiCo, Inc.                                              17,900        796,550
                                                                    ------------
                                                                       1,928,943
                                                                    ------------
FOOD & DRUG RETAILING--1.0%
Walgreen Co.                                               14,700        442,470
                                                                    ------------
FOOD PRODUCTS--1.4%
Kraft Foods, Inc.                                          20,000        651,000
                                                                    ------------
HOUSEHOLD PRODUCTS--1.7%
Procter & Gamble Co.                                        9,000        802,620
                                                                    ------------

ENERGY--8.4%
ENERGY EQUIPMENT & SERVICES--3.7%
Baker Hughes, Inc.                                         15,900        533,763
National-Oilwell, Inc. (a)                                 25,000        550,000
Noble Corp. (a)                                            17,800        610,540
                                                                    ------------
                                                                       1,694,303
                                                                    ------------
OIL & GAS--4.7%
BP PLC ADR                                                 20,500        861,410
ConocoPhillips                                             16,000        876,800
Kerr-McGee Corp.                                           10,150        454,720
                                                                    ------------
                                                                       2,192,930
                                                                    ------------

FINANCIALS--18.8%
BANKS--6.9%
Bank of America Corp.                                      13,400      1,059,002
Bank of New York Co., Inc.                                 20,000        575,000
Mellon Financial Corp.                                     20,000   $    555,000
Wells Fargo & Co.                                          20,000      1,008,000
                                                                    ------------
                                                                       3,197,002
                                                                    ------------
DIVERSIFIED FINANCIALS--8.2%
Citigroup, Inc.                                            29,700      1,271,160
Fannie Mae                                                 11,300        762,072
Goldman Sachs Group, Inc.                                  11,200        938,000
J.P. Morgan Chase & Co.                                    23,500        803,230
                                                                    ------------
                                                                       3,774,462
                                                                    ------------

INSURANCE--3.7%
American International Group, Inc.                         17,500        965,650
Marsh & McLennan Cos., Inc.                                14,250        727,747
                                                                    ------------
                                                                       1,693,397
                                                                    ------------

HEALTH CARE--19.7%
BIOTECHNOLOGY--0.7%
Amgen, Inc. (a)                                             4,700        312,268
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES--6.5%
Alcon, Inc.                                                13,000        594,100
Baxter International, Inc.                                 20,000        520,000
Boston Scientific Corp. (a)                                12,500        763,750
Medtronic, Inc.                                            23,200      1,112,904
                                                                    ------------
                                                                       2,990,754
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES--0.9%
WellPoint Health Networks, Inc. (a)                         5,000        421,500
                                                                    ------------
PHARMACEUTICALS--11.6%
Abbott Laboratories                                        13,500        590,760
Biovail Corp. (a)                                          11,000        517,660
Johnson & Johnson                                          17,350        896,995
Merck & Co., Inc.                                          10,700        647,885
Pfizer, Inc.                                               52,500      1,792,875
Teva Pharmaceutical Industries, Ltd.
   ADR                                                     12,500        711,625
Watson Pharmaceuticals, Inc. (a)                            5,500        222,035
                                                                    ------------
                                                                       5,379,835
                                                                    ------------

INDUSTRIALS--12.1%
AEROSPACE & DEFENSE--4.2%
L-3 Communications Holdings,
   Inc. (a)                                                 8,500        369,665
Northrop Grumman Corp.                                      4,000        345,160
Raytheon Co.                                               10,000        328,400
United Technologies Corp.                                  12,700        899,541
                                                                    ------------
                                                                       1,942,766
                                                                    ------------
AIR FREIGHT & LOGISTICS--1.0%
FedEx Corp.                                                 7,500        465,225
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES--1.6%
Cendant Corp. (a)                                          40,000        732,800
                                                                    ------------

                       See Notes to Investment Portfolio.

                                                        SHARES         VALUE
                                                     ------------   ------------
INDUSTRIAL CONGLOMERATES--3.9%
3M Co.                                                      4,500   $    580,410
General Electric Co.                                       42,100      1,207,428
                                                                    ------------
                                                                       1,787,838
                                                                    ------------
MACHINERY--1.4%
Illinois Tool Works, Inc.                                  10,000        658,500
                                                                    ------------

INFORMATION TECHNOLOGY--16.7%
COMMUNICATIONS EQUIPMENT--2.4%
Cisco Systems, Inc. (a)                                    43,200        721,008
Nokia Oyj                                                  24,800        407,464
                                                                    ------------
                                                                       1,128,472
                                                                    ------------
COMPUTERS & PERIPHERALS--3.7%
Dell Computer Corp. (a)                                    12,500        399,500
International Business
   Machines Corp.                                          10,400        858,000
Lexmark International, Inc. (a)                             6,500        460,005
                                                                    ------------
                                                                       1,717,505
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.9%
Celestica, Inc. (a)                                        25,000        394,000
Flextronics International Ltd. (a)                         45,000        467,550
                                                                    ------------
                                                                         861,550
                                                                    ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.2%
Analog Devices, Inc. (a)                                    6,600        229,812
Intel Corp.                                                25,000        519,600
Maxim Integrated Products, Inc.                            10,000        341,900
Teradyne, Inc. (a)                                         22,000        380,820
                                                                    ------------
                                                                       1,472,132
                                                                    ------------
SOFTWARE--5.5%
Microsoft Corp.                                            72,500      1,856,725
Oracle Corp. (a)                                           18,200        218,764
SAP AG                                                      7,500        219,150
VERITAS Software Corp. (a)                                  8,000        229,360
                                                                    ------------
                                                                       2,523,999
                                                                    ------------

TELECOMMUNICATION SERVICES--1.0%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
American Tower Corp. (a)                                   50,000   $    442,500
                                                                    ------------

UTILITIES--0.4%
MULTI-UTILITIES--0.4%
The Williams Cos., Inc.                                    25,000        197,500
                                                                    ------------
TOTAL COMMON STOCKS
   (cost of $47,602,400)                                              46,002,389
                                                                    ------------

PREFERRED STOCK--0.7%
UTILITIES--0.7%
GAS UTILITIES--0.7%
The Williams Companies, Inc.
   (cost of $956,379)                                      25,000        308,750
                                                                    ------------
TOTAL INVESTMENTS--100.4%
   (cost of $48,558,779) (b)                                          46,311,139
                                                                    ------------
OTHER ASSETS & LIABILITIES, NET--(0.4)%                                 (194,169)
                                                                    ------------
NET ASSETS--100.0%                                                  $ 46,116,970
                                                                    ============

NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing.
(b) Cost for both financial statement and federal income tax purposes is the same.

            ACRONYM              NAME
            -------              ----
              ADR     American Depositary Receipt

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Liberty Equity Fund, Variable Series / June 30, 2003 (Unaudited)

ASSETS:
Investments, at cost                                                    $ 48,558,779
                                                                        ------------
Investments, at value                                                   $ 46,311,139
Receivable for:
   Investments sold                                                          851,122
   Fund shares sold                                                            1,047
   Dividends                                                                  27,502
   Expense reimbursement due from Manager                                      6,938
Deferred Trustees' compensation plan                                               7
                                                                        ------------
     TOTAL ASSETS                                                         47,197,755
                                                                        ------------
LIABILITIES:
Payable to custodian bank                                                    737,512
Payable for:
   Fund shares repurchased                                                   218,438
   Management fee                                                             29,308
   Administration fee                                                          3,322
   Pricing and bookkeeping fees                                                2,827
   Merger costs                                                                8,682
   Trustees' fee                                                                 348
   Reports to Shareholders                                                    43,640
Deferred Trustees' fee                                                             7
Other liabilities                                                             36,701
                                                                        ------------
     TOTAL LIABILITIES                                                     1,080,785
                                                                        ------------
NET ASSETS                                                              $ 46,116,970
                                                                        ============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                         $ 58,015,251
Undistributed net investment income                                           10,588
Accumulated net realized loss                                             (9,661,229)
Net unrealized depreciation on investments                                (2,247,640)
                                                                        ------------
NET ASSETS                                                              $ 46,116,970
                                                                        ============
CLASS A:
Net assets                                                              $ 46,115,859
Shares outstanding                                                         3,570,189
                                                                        ============
Net asset value per share                                               $      12.92
                                                                        ============
CLASS B:
Net assets                                                              $      1,111
Shares outstanding                                                                86
                                                                        ============
Net asset value per share                                               $      12.92
                                                                        ============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Liberty Equity Fund, Variable Series
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends                                                               $    312,167
Interest                                                                       1,179
                                                                        ------------
   Total Investment Income (net of foreign taxes withheld of $3,309)         313,346
                                                                        ------------
EXPENSES:
Management fee                                                               161,753
Administration fee                                                            18,332
Distribution fee--Class B                                                          1
Pricing and bookkeeping fees                                                  14,067
Transfer agent fee                                                             2,497
Trustees' fee                                                                    362
Custody fee                                                                    4,436
Legal fee                                                                     19,588
Reports to shareholders                                                       25,639
Other expenses                                                                 7,304
                                                                        ------------
   Total Expenses                                                            253,979
Fees and expenses waived or reimbursed by Manager                             (1,992)
                                                                        ------------
   Net Expenses                                                              251,987
                                                                        ------------
Net Investment Income                                                         61,359
                                                                        ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments                                          (2,186,204)
Net change in unrealized appreciation on investments                       7,138,140
                                                                        ------------
Net Gain                                                                   4,951,936
                                                                        ------------
Net Increase in Net Assets from Operations                              $  5,013,295
                                                                        ============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Liberty Equity Fund, Variable Series

                                                                      (UNAUDITED)
                                                                      SIX MONTHS        YEAR
                                                                         ENDED         ENDED
                                                                       JUNE 30,     DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                       2003           2002
----------------------------------                                   ------------   ------------
OPERATIONS:
Net investment income                                                $     61,359   $    108,103
Net realized loss on investments                                       (2,186,204)    (3,306,702)
Net change in unrealized appreciation/depreciation on investments       7,138,140    (17,120,856)
                                                                     ------------   ------------
        Net Increase (Decrease) from Operations                         5,013,295    (20,319,455)
                                                                     ------------   ------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
    Class A                                                               (49,167)      (125,623)
                                                                     ------------   ------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                          148,676        851,624
   Proceeds received in connection with merger                          4,822,551             --
   Distributions reinvested                                                49,167        125,623
   Redemptions                                                         (7,471,836)   (16,742,361)
                                                                     ------------   ------------
        Net Decrease                                                   (2,451,442)   (15,765,114)
                                                                     ------------   ------------
Class B:
   Subscriptions                                                            1,000             --
                                                                     ------------   ------------
Net Decrease from Share Transactions                                   (2,450,442)   (15,765,114)
                                                                     ------------   ------------
Total Increase (Decrease) in Net Assets                                 2,513,686    (36,210,192)
NET ASSETS:
Beginning of period                                                    43,603,284     79,813,476
                                                                     ------------   ------------
End of period (including undistributed net investment income of
  $10,588 and overdistributed net investment income of $(1,604))     $ 46,116,970   $ 43,603,284
                                                                     ============   ============
CHANGES IN SHARES:
Class A:
   Subscriptions                                                           12,210         58,751
   Issued in connection with merger                                       416,815             --
   Issued for distributions reinvested                                      4,449         10,720
   Redemptions                                                           (633,863)    (1,280,602)
                                                                     ------------   ------------
        Net Decrease                                                     (200,389)    (1,211,131)
                                                                     ------------   ------------
Class B:
   Subscriptions                                                               86             --
                                                                     ------------   ------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Liberty Equity Fund, Variable Series / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

   ORGANIZATION--Liberty Equity Fund, Variable Series (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek long term growth by investing in companies which are believed to have above average earnings potential. The Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. The Fund offers two classes of shares: Class A and Class B. Class B commenced operations on April 14, 2003. Each share of a class represents an equal proportionate beneficial interest in that share class and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of their share class available for distribution to shareholders upon liquidation of the Fund. Shares of the Fund are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On April 1, 2003, Fleet Investment Advisors Inc., the investment advisor to the predecessor Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect wholly owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Fleet Investment Advisors Inc. with respect to the predecessor Fund.

Columbia provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund. Columbia also provides administrative and pricing and bookkeeping services to the Fund. Liberty Funds Distributor, Inc. ("LFD"), an affiliate of Columbia, serves as the principal underwriter of the Fund.

On April 14, 2003, the Galaxy VIP Growth & Income Fund, previously a fund of the Galaxy VIP Fund, a separate Massachusetts business trust ("the predecessor trust"), merged into the Galaxy VIP Equity Fund, also previously a fund of the predecessor trust and collectively, the "target funds". The Galaxy VIP Equity Fund received a tax-free transfer of assets from the Galaxy VIP Growth & Income Fund, as follows:

      SHARES            NET ASSETS            UNREALIZED
      ISSUED             RECEIVED          DEPRECIATION(1)
      ------           -----------         ---------------
      416,815          $ 4,822,551          $   1,331,049

      NET ASSETS        NET ASSETS          NET ASSETS
       OF GALAXY         OF GALAXY           OF GALAXY
      VIP EQUITY    VIP GROWTH & INCOME   VIP EQUITY FUND
     FUND PRIOR TO    FUND, PRIOR TO     IMMEDIATELY AFTER
      COMBINATION       COMBINATION         COMBINATION
     -------------  -------------------  -----------------
     $ 39,395,832       $ 4,822,551         $ 44,218,383

(1) Unrealized depreciation is included in the Net Assets Received amount above.

Also on April 14, 2003, subsequent to the merger described above, the Galaxy VIP Equity Fund was reorganized as the Liberty Equity Fund, Variable Series.

The accompanying statement of operations, statement of changes in net assets and financial highlights for the Fund represents the historical operations of the Galaxy VIP Equity Fund for periods prior to April 14, 2003.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION AND TRANSACTIONS--Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS--All income, expenses (other than the Class B distribution fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share data and ratios reflect the distribution fee applicable to Class B shares only.

   FEDERAL INCOME TAXES--Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

   DISTRIBUTIONS TO SHAREHOLDERS--The Fund intends to distribute as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of investments. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution. Income and capital gain distributions are determined in accordance with federal income tax regulations.

   OTHER--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of December 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

      YEAR OF                            CAPITAL LOSS
    EXPIRATION                           CARRYFORWARD
    ----------                           ------------
       2009                              $  2,908,429
       2010                                 3,698,775
                                         ------------
                                         $  6,607,204
                                         ============

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

   MANAGEMENT AND ADMINISTRATION FEES--Columbia receives a monthly management fee equal to 0.75% annually of the Fund's average daily net assets.

Columbia provides, pursuant to an Administrative Agreement with the Fund, certain administrative services for a monthly fee equal to 0.085% annually of the Fund's average daily net assets. Prior to April 14, 2003, the administration fee was computed daily and paid monthly at the annual rate of 0.085% of the first $1 billion of the combined average daily net assets of the funds in the predecessor trust, 0.078% of the next $1.5 billion of combined average daily net assets and 0.073% of combined average daily net assets in excess of $2.5 billion.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual fee based on the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS                                 FEE
------------------------                              ---------
Under $50 million                                     $  25,000
Of $50 million but less than $200 million                35,000
Of $200 million but less than $500 million               50,000
Of $500 million but less than $1 billion                 85,000
In excess of $1 billion                                 125,000

The annual fees for a Fund with more than 25% in non-domestic assets will be 150% of the annual fees described above.

The Fund also pays out-of-pocket costs for pricing services.

   TRANSFER AGENT FEE--Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for a monthly fee based on a per account charge or minimum of $5,000 annually per Fund.

   DISTRIBUTION FEE--The Fund has adopted a 12b-1 plan, which requires it to pay LFD a monthly distribution fee equal to 0.25% annually of Class B average daily net assets.

   EXPENSE LIMITS--Effective April 14, 2003, Columbia has voluntarily agreed to waive expenses at the rate of 0.02% annually of the Fund's average daily net assets. This waiver agreement will continue until April 14, 2004, after which it may be modified or terminated at any time.

Prior to April 14, 2003, Fleet Investment Advisors, Inc. and/or its affiliates and/or PFPC Inc., the former fund administrator, could voluntarily waive all or a portion of the fees payable to them by the predecessor fund.

   OTHER--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION

   INVESTMENT ACTIVITY--For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $9,356,632 and $16,615,222, respectively.

Unrealized appreciation (depreciation) at June 30, 2003, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation        $  4,990,113
     Gross unrealized depreciation          (7,237,753)
                                          ------------
     Net unrealized depreciation          $ (2,247,640)
                                          ============

FINANCIAL HIGHLIGHTS
Liberty Equity Fund, Variable Series -- Class A Shares (a)

Selected data for a share outstanding throughout each period is as follows:

                                            (UNAUDITED)
                                            SIX MONTHS                                   YEAR ENDED DECEMBER 31,
                                               ENDED              ----------------------------------------------------------------
                                           JUNE 30, 2003            2002           2001          2000           1999        1998
                                           -------------          ---------      ---------     ---------      ---------   --------
NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $       11.56          $   16.02      $   19.81     $   22.21      $   19.20   $  19.68
                                           -------------          ---------      ---------     ---------      ---------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.02(b)            0.03             --(c)      (0.02)         (0.02)      0.13
Net realized and unrealized gain (loss)
   on investments                                   1.35              (4.46)         (3.58)        (0.37)          5.05       4.25
                                           -------------          ---------      ---------     ---------      ---------   --------
     Total from Investment
       Operations                                   1.37              (4.43)         (3.58)        (0.39)          5.03       4.38
                                           -------------          ---------      ---------     ---------      ---------   --------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                         (0.01)             (0.03)            --            --             --      (0.13)
From net realized gains                               --                 --          (0.21)        (2.01)         (2.02)     (4.73)
                                           -------------          ---------      ---------     ---------      ---------   --------
     Total Distributions Declared
       to Shareholders                             (0.01)             (0.03)         (0.21)        (2.01)         (2.02)     (4.86)
                                           -------------          ---------      ---------     ---------      ---------   --------
NET ASSET VALUE, END OF PERIOD             $       12.92          $   11.56      $   16.02     $   19.81      $   22.21   $  19.20
                                           =============          =========      =========     =========      =========   ========
Total return (d)(e)                                11.91%(f)(g)      (27.64)%       (18.17)%       (1.82)%        27.18%     23.52%
RATIOS TO AVERAGE
   NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                        1.16%(i)           1.09%          1.02%         0.98%          0.96%      1.05%
Net investment income (loss) (h)                    0.28%(i)           0.18%          0.00%        (0.11)%        (0.11)%     0.61%
Waiver/reimbursement                                0.01%(i)             --             --            --             --         --
Portfolio turnover rate                               22%(g)             35%            51%           54%            60%        75%
Net assets, end of period (000's)          $      46,116          $  43,603      $  79,813     $ 120,712      $ 119,799   $ 92,620

(a) The information shown in this table, for the periods prior to the six months ended June 30, 2003, relates to shares of Galaxy VIP Equity Fund, the predecessor to the Liberty Equity Fund, Variable Series.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01 per share.
(d)  Total return at net asset value assuming all distributions reinvested.
(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(f) Had the Manager not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.

SHAREHOLDER MEETING RESULTS
Liberty Equity Fund, Variable Series

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On February 19, 2003, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following items listed on the Trust's Proxy Statement for said Meeting. On December 2, 2002, the record date for the Meeting, the Galaxy VIP Growth and Income Fund had 730,203.532 common shares outstanding and the Galaxy VIP Equity Fund had 3,825,799.735 common shares outstanding. The votes cast were as follows:

                       SHAREHOLDER RESPONSE SUMMARY REPORT
      LIBERTY VARIABLE INVESTMENT TRUST/STEINROE VARIABLE INVESTMENT TRUST
                        GALAXY VIP GROWTH AND INCOME FUND
                                FEBRUARY 19, 2003

1. To approve an Agreement and Plan of Reorganization providing for i) the sale of all of the assets of the Galaxy VIP Growth and Income Fund to, and the assumption of all of the liabilities of the Galaxy VIP Growth and Income Fund by, the Liberty Equity Fund, Variable Series, in exchange for shares of the Liberty Equity Fund, Variable Series, and the distribution of such shares to the shareholders of the Galaxy VIP Growth and Income Fund in complete liquidation of the Galaxy VIP Growth and Income Fund; (ii) the de-registration of The Galaxy VIP Fund as an investment company under the Investment Company Act of 1940, as amended, and (iii) The Galaxy VIP Fund's termination as a Massachusetts business trust under Massachusetts law.
   (Item 1 in the Notice.)

                                                            % OF          % OF
                                             NO. OF      OUTSTANDING     SHARES
                                             SHARES        SHARES         VOTED
                                           -----------   -----------    --------
   Affirmative                             673,392.240     92.220%       93.123%
   Against                                   2,781.596       .381%         .385%
   Abstain                                  46,944.481      6.429%        6.492%

   TOTAL                                   723,118.317     99.030%      100.000%

   ** FUND TOTALS:                  SHARES
   RECORD TOTAL                730,203.532
   VOTED SHARES                723,118.317
   PERCENT VOTED                    99.030%

                       SHAREHOLDER RESPONSE SUMMARY REPORT
      LIBERTY VARIABLE INVESTMENT TRUST/STEINROE VARIABLE INVESTMENT TRUST
                             GALAXY VIP EQUITY FUND
                                FEBRUARY 19, 2003

2. To approve an Agreement and Plan of Reorganization providing for (i) the sale of all of the assets of the Galaxy VIP Equity Fund to, and the assumption of all of the liabilities of the Galaxy VIP Equity Fund by, the Liberty Equity Fund, Variable Series, in exchange for shares of the Liberty Equity Fund, Variable Series, and the distribution of such shares to the shareholders of the Galaxy VIP Equity Fund in complete liquidation of the Galaxy VIP Equity Fund; (ii) the de-registration of The Galaxy VIP Fund as an investment company under the Investment Company Act of 1940, as amended, and (iii) The Galaxy VIP Fund's termination as a Massachusetts business trust under Massachusetts law. (Item 2 of the Notice.)

                                                            % OF          % OF
                                            NO. OF       OUTSTANDING     SHARES
                                            SHARES         SHARES         VOTED
                                         -------------   -----------    --------
   Affirmative                           3,402,836.839     88.944%       89.137%
   Against                                  98,743.838      2.581%        2.587%
   Abstain                                 315,933.927      8.258%        8.276%

   TOTAL                                 3,817,514.604     99.783%      100.000%

   ** FUND TOTALS:               SHARES
   RECORD TOTAL           3,825,799.735
   VOTED SHARES           3,817,514.604
   PERCENT VOTED                 99.783%

CHANGE IN INDEPENDENT AUDITOR
Liberty Equity Fund, Variable Series

Based on the recommendation of the Audit Committee of the Fund on May 6, 2003, the Board of Trustees determined not to retain Ernst & Young LLP ("E&Y") as the Fund's independent auditor and voted to appoint PricewaterhouseCoopers LLPfor the fiscal year ended December 31, 2003. During the two most recent fiscal years, E&Y's audit reports contained no adverse opinion or disclaimer of opinion, nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two most recent fiscal years and through May 6, 2003, there were no disagreements between the Fund and E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of E&Y would have caused it to make reference to the disagreements in its report on the financial statements for such years.

PORTFOLIO MANAGERS' DISCUSSION
Liberty Growth & Income Fund, Variable Series / June 30, 2003

   Liberty Growth & Income Fund, Variable Series seeks long-term growth and income.

   Scott L. Davis and Gregory M. Miller have co-managed the fund since April 30, 2003. Prior to that date, Scott Schermerhorn managed the fund. Mr. Davis and Mr. Miller have been with Columbia Management Advisors, Inc. since 1985.

   On April 7, 2003, Liberty Value Fund, Variable Series was merged into Colonial US Growth & Income Fund, Variable Series. The new fund was renamed Liberty Growth & Income Fund, Variable Series.

SLOW START, STRONG FINISH

The fund did not perform as well as the broader US stock market during a period that began poorly for stocks but ended with impressive gains. Stock selection in the consumer discretionary and consumer staples sectors hurt the fund's relative performance. Several of our largest holdings generated disappointing returns during the first quarter. However, the fund regained much of its lost ground by the end of the period.

   The first three months of the year were dominated by concerns about the economy and impending war with Iraq. Stocks trended downward as corporations and investors were paralyzed by uncertainty. But markets rallied once it became clear that the US military action would be victorious, and returns remained strong through the end of June.

DISAPPOINTING RESULTS FROM CONSUMER STAPLES

Three of our top ten holdings performed poorly during the period: Safeway, Sara Lee and ConAgra. We sold Safeway, a food retailer whose prospects were clouded by concern over competition with WalMart. In Sara Lee's case, we determined that its cheap price was due to weakness in its underlying businesses, including brands that the company may not be able to revive in today's markets. We again eliminated our stake. Shares of ConAgra (2.5% of net assets) declined early in the period when the company's earnings fell short of expectations. However, ConAgra gained ground later in the period when it restructured to emphasize its key food processing business. One of the worst performers in the first quarter of 2003, McDonald's (2.6% of net assets), generated strong double-digit returns in the second quarter. Our research showed that the company was in the process of making management improvements and enhanced menu offerings. This news improved investor perception of the company's potential and resulted in a dramatically higher stock price. Other names that did well included industrials Textron and Honeywell and electric utility PG&E (2.3%, 2.0% and 0.7% of net assets, respectively).

FINE TUNING OUR HOLDINGS

When we took over the management of the fund on April 30, we evaluated the size and quality of the fund's holdings. In some cases we trimmed or eliminated positions that we felt were too large. One example is managed health care provider Aetna Inc., a stock that had generated solid performance but had grown to almost 5% of net assets. We took some gains and pared back that position to 2.4% of net assets. We also eliminated several holdings that had low prices, but in our opinion little rebound potential, including AT&T and Motorola.

   We favored the financial sector during the period and added to holdings to bring the fund's allocation more in line with the index. We also established new positions in Bank of America Corporation, U.S. Bancorp and State Street Corporation (2.5%, 1.5% and 0.5% of net assets, respectively). We also made some changes based on our expectation of an improving economy.

LOOKING AHEAD

Moving forward, we believe that conditions could become somewhat more difficult for stocks because market expectations have risen. Valuation is still important, but we expect quality to become a bigger factor in determining which companies will succeed. As bottom-up, research-driven managers, we will continue to select the companies we believe have the best prospects under a variety of market environments.


Economic and market conditions can frequently change. There is no assurance that the trends described here will continue or commence.

An investment in the Liberty Growth & Income Fund, Variable Series offers significant long-term growth potential, but also involves certain risks. The fund may be affected by stock market fluctuations due to economic and business developments.

Holdings are disclosed as of June 30, 2003, and are subject to change.

PERFORMANCE INFORMATION
Liberty Growth & Income Fund, Variable Series / June 30, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (%)

                                (CUMULATIVE)
                                  6-MONTH       1-YEAR      5-YEAR       LIFE
------------------------------------------------------------------------------
Class A (7/5/94)                    7.77         -3.97        0.28       10.94
S&P 500 Index(1)                   11.75          0.25       -1.61       11.04

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 7/5/94 - 6/30/03

                                 CLASS A SHARES   S&P 500 INDEX
  7/5/1994                            $  10,000       $  10,000
 7/30/1994                            $  10,260       $  10,328
 8/31/1994                            $  10,670       $  10,750
 9/30/1994                            $  10,460       $  10,488
10/31/1994                            $  10,631       $  10,723
11/30/1994                            $  10,251       $  10,333
12/31/1994                            $  10,441       $  10,486
 1/31/1995                            $  10,705       $  10,757
 2/28/1995                            $  11,132       $  11,176
 3/31/1995                            $  11,427       $  11,505
 4/30/1995                            $  11,661       $  11,844
 5/31/1995                            $  12,078       $  12,316
 6/30/1995                            $  12,342       $  12,602
 7/31/1995                            $  12,769       $  13,019
 8/31/1995                            $  12,718       $  13,052
 9/30/1995                            $  13,145       $  13,602
10/31/1995                            $  13,094       $  13,553
11/30/1995                            $  13,592       $  14,147
12/31/1995                            $  13,541       $  14,420
 1/31/1996                            $  13,903       $  14,910
 2/29/1996                            $  14,177       $  15,049
 3/31/1996                            $  14,253       $  15,193
 4/30/1996                            $  14,779       $  15,417
 5/31/1996                            $  15,130       $  15,813
 6/30/1996                            $  14,801       $  15,873
 7/31/1996                            $  14,089       $  15,172
 8/31/1996                            $  14,560       $  15,492
 9/30/1996                            $  15,272       $  16,362
10/31/1996                            $  15,655       $  16,814
11/30/1996                            $  16,773       $  18,083
12/31/1996                            $  16,498       $  17,725
 1/31/1997                            $  17,704       $  18,831
 2/28/1997                            $  17,692       $  18,980
 3/31/1997                            $  16,984       $  18,202
 4/30/1997                            $  17,889       $  19,287
 5/31/1997                            $  18,911       $  20,465
 6/30/1997                            $  19,629       $  21,376
 7/31/1997                            $  21,196       $  23,075
 8/31/1997                            $  20,465       $  21,783
 9/30/1997                            $  21,520       $  22,975
10/31/1997                            $  20,535       $  22,207
11/30/1997                            $  21,371       $  23,235
12/31/1997                            $  21,815       $  23,635
 1/31/1998                            $  22,055       $  23,895
 2/28/1998                            $  23,581       $  25,618
 3/31/1998                            $  24,772       $  26,930
 4/30/1998                            $  24,760       $  27,204
 5/31/1998                            $  24,143       $  26,736
 6/30/1998                            $  25,068       $  27,822
 7/31/1998                            $  24,572       $  27,527
 8/31/1998                            $  20,569       $  23,549
 9/30/1998                            $  21,519       $  25,059
10/31/1998                            $  23,355       $  27,094
11/30/1998                            $  24,775       $  28,735
12/31/1998                            $  26,209       $  30,391
 1/31/1999                            $  26,893       $  31,661
 2/28/1999                            $  25,820       $  30,676
 3/31/1999                            $  26,657       $  31,903
 4/30/1999                            $  27,395       $  33,138
 5/31/1999                            $  27,034       $  32,356
 6/30/1999                            $  28,610       $  34,145
 7/31/1999                            $  27,897       $  33,083
 8/31/1999                            $  27,590       $  32,918
 9/30/1999                            $  26,641       $  32,016
10/31/1999                            $  27,702       $  34,042
11/30/1999                            $  28,064       $  34,734
12/31/1999                            $  29,355       $  36,776
 1/31/2000                            $  27,773       $  34,930
 2/29/2000                            $  26,826       $  34,270
 3/31/2000                            $  29,474       $  37,621
 4/30/2000                            $  29,444       $  36,489
 5/31/2000                            $  29,297       $  35,741
 6/30/2000                            $  28,899       $  36,620
 7/31/2000                            $  29,107       $  36,049
 8/31/2000                            $  30,970       $  38,287
 9/30/2000                            $  30,248       $  36,266
10/31/2000                            $  30,463       $  36,113
11/30/2000                            $  28,991       $  33,268
12/31/2000                            $  30,418       $  33,431
 1/31/2001                            $  30,217       $  34,617
 2/28/2001                            $  30,018       $  31,464
 3/31/2001                            $  28,853       $  29,472
 4/30/2001                            $  29,369       $  31,759
 5/31/2001                            $  29,919       $  31,972
 6/30/2001                            $  29,219       $  31,195
 7/31/2001                            $  30,069       $  30,889
 8/31/2001                            $  29,885       $  28,959
 9/30/2001                            $  28,702       $  26,622
10/31/2001                            $  28,848       $  27,130
11/30/2001                            $  30,008       $  29,211
12/31/2001                            $  30,236       $  29,468
 1/31/2002                            $  29,731       $  29,038
 2/28/2002                            $  29,419       $  28,478
 3/31/2002                            $  30,781       $  29,548
 4/30/2002                            $  29,673       $  27,758
 5/31/2002                            $  29,634       $  27,555
 6/30/2002                            $  26,484       $  25,593
 7/31/2002                            $  24,307       $  23,599
 8/31/2002                            $  24,618       $  23,753
 9/30/2002                            $  21,078       $  21,173
10/31/2002                            $  22,887       $  23,034
11/30/2002                            $  24,638       $  24,389
12/31/2002                            $  23,600       $  22,957
 1/31/2003                            $  22,753       $  22,358
 2/28/2003                            $  21,490       $  22,023
 3/31/2003                            $  21,411       $  22,236
 4/30/2003                            $  22,967       $  24,066
 5/31/2003                            $  24,860       $  25,332
 6/30/2003                            $  25,426       $  25,656

NET ASSET VALUE PER SHARE ($)           12/31/02      6/30/03
--------------------------------------------------------------
Class A                                   11.97        12.90

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of all distributions. The S&P (Standard & Poor's) 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

(1) Index performance is from June 30, 1994.

INVESTMENT PORTFOLIO
Liberty Growth & Income Fund, Variable Series / June 30, 2003 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   -------------
COMMON STOCKS--95.6%
CONSUMER DISCRETIONARY--8.9%
AUTO COMPONENTS--1.7%
Delphi Corp.                                              486,878   $   4,201,757
                                                                    -------------
AUTOMOBILES--0.0%
Ford Motor Co.                                                 16             176
                                                                    -------------
HOTELS RESTAURANTS & LEISURE--2.6%
McDonald's Corp.                                          291,800       6,437,108
                                                                    -------------
MEDIA--2.4%
AOL Time Warner, Inc. (a)                                 155,600       2,503,604
Interpublic Group of Companies, Inc.                      245,700       3,287,466
                                                                    -------------
                                                                        5,791,070
                                                                    -------------
SPECIALTY RETAIL--2.2%
Office Depot, Inc. (a)                                    368,300       5,344,033
                                                                    -------------

CONSUMER STAPLES--7.2%
BEVERAGES--1.3%
Coca-Cola Co.                                              68,700       3,188,367
                                                                    -------------
FOOD PRODUCTS--3.9%
ConAgra Foods, Inc.                                       263,000       6,206,800
Kraft Foods, Inc.                                         103,300       3,362,415
                                                                    -------------
                                                                        9,569,215
                                                                    -------------
HOUSEHOLD PRODUCTS--1.0%
Kimberly-Clark Corp.                                       46,100       2,403,654
                                                                    -------------
TOBACCO--1.0%
Altria Group, Inc.                                         55,000       2,499,200
                                                                    -------------

ENERGY--13.6%
ENERGY EQUIPMENT & SERVICES--2.8%
Baker Hughes, Inc.                                         84,900       2,850,093
Halliburton Co.                                           173,300       3,985,900
                                                                    -------------
                                                                        6,835,993
                                                                    -------------
OIL & GAS--10.8%
BP PLC, ADR                                               140,000       5,882,800
ConocoPhillips                                            109,870       6,020,876
Exxon Mobil Corp.                                         167,370       6,010,257
Marathon Oil Corp.                                        176,000       4,637,600
Royal Dutch Petroleum Co.,
   NY Shares                                               80,700       3,762,234
                                                                    -------------
                                                                       26,313,767
                                                                    -------------

FINANCIALS--25.5%
BANKS--7.3%
Bank of America Corp.                                      78,300       6,188,049
Bank of New York Co., Inc.                                107,600       3,093,500
Bank One Corp.                                             98,100       3,647,358
Fifth Third Bancorp                                        23,100       1,324,554
US Bancorp                                                144,700       3,545,150
                                                                    -------------
                                                                       17,798,611
                                                                    -------------
DIVERSIFIED FINANCIALS--9.4%
Citigroup, Inc.                                           298,800      12,788,640
Freddie Mac                                                69,400       3,523,438
JP Morgan Chase & Co.                                     152,700   $   5,219,286
State Street Corp.                                         32,700       1,288,380
                                                                    -------------
                                                                       22,819,744
                                                                    -------------
INSURANCE--8.8%
AMBAC Financial
   Group, Inc.                                             52,500       3,478,125
American International
   Group, Inc.                                            130,300       7,189,954
Berkshire Hathaway, Inc.,
   Class A (a)                                                 63       4,567,500
Lincoln National Corp.                                    123,300       4,393,179
MGIC Investment Corp.                                      38,300       1,786,312
                                                                    -------------
                                                                       21,415,070
                                                                    -------------

HEALTH CARE--8.7%
HEALTH CARE PROVIDERS & SERVICES--3.4%
Aetna, Inc.                                                98,400       5,923,680
McKesson Corp.                                             65,100       2,326,674
                                                                    -------------
                                                                        8,250,354
                                                                    -------------
PHARMACEUTICALS--5.3%
Bristol-Myers Squibb Co.                                  100,500       2,728,575
Merck & Co., Inc.                                         126,300       7,647,465
Pfizer, Inc.                                               71,900       2,455,385
                                                                    -------------
                                                                       12,831,425
                                                                    -------------

INDUSTRIALS--9.1%
AEROSPACE & DEFENSE--4.2%
General Dynamics Corp.                                     34,400       2,494,000
Honeywell International, Inc.                             179,800       4,827,630
Raytheon Co.                                               90,900       2,985,156
                                                                    -------------
                                                                       10,306,786
                                                                    -------------
COMMERCIAL SERVICES & SUPPLIES--1.8%
Waste Management, Inc.                                    180,400       4,345,836
                                                                    -------------
INDUSTRIAL CONGLOMERATES--2.3%
Textron, Inc.                                             143,600       5,603,272
                                                                    -------------
MACHINERY--0.8%
Dover Corp.                                                68,250       2,044,770
                                                                    -------------

INFORMATION TECHNOLOGY--3.6%
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
Celestica, Inc. (a)                                       146,400       2,307,264
                                                                    -------------
INFORMATION TECHNOLOGY CONSULTING & SERVICES--1.1%
Electronic Data Systems Corp.                             127,700       2,739,165
                                                                    -------------
OFFICE ELECTRONICS--1.5%
Xerox Corp. (a)                                           342,100       3,622,839
                                                                    -------------

MATERIALS--3.5%
CHEMICALS--1.0%
Air Products & Chemicals, Inc.                             57,400       2,387,840
                                                                    -------------
METALS & MINING--1.2%
Barrick Gold Corp.                                        164,600       2,946,340
                                                                    -------------

                       See Notes to Investment Portfolio.

                                                        SHARES          VALUE
                                                     ------------   -------------
PAPER & FOREST PRODUCTS--1.3%
Bowater, Inc.                                              54,200   $   2,029,790
Weyerhaeuser Co.                                           23,100       1,247,400
                                                                    -------------
                                                                        3,277,190
                                                                    -------------

TELECOMMUNICATION SERVICES--9.0%
DIVERSIFIED TELECOMMUNICATION--9.0%
BellSouth Corp.                                           249,100       6,633,533
SBC Communications, Inc.                                  302,500       7,728,875
Verizon Communications, Inc.                              194,300       7,665,135
                                                                    -------------
                                                                       22,027,543
                                                                    -------------

UTILITIES--6.5%
ELECTRIC UTILITIES--4.5%
American Electric Power Co., Inc.                         105,900       3,158,997
Consolidated Edison, Inc.                                  84,900       3,674,472
PG&E Corp. (a)                                             77,200       1,632,780
TXU Corp.                                                 105,100       2,359,495
                                                                    -------------
                                                                       10,825,744
                                                                    -------------
MULTI-UTILITIES & UNREGULATED POWER--2.0%
Duke Energy Corp.                                         245,500       4,897,725
                                                                    -------------
TOTAL COMMON STOCKS
   (cost of $225,749,460)                                             233,031,858
                                                                    -------------

                                                         PAR            VALUE
                                                     ------------   -------------
SHORT-TERM OBLIGATION--3.3%
Repurchase agreement with
   State Street Bank & Trust Co.,
   dated 06/30/03, due 07/01/03 at
   1.000%, collateralized by a
   U.S. Treasury Bond maturing
   02/15/29, market value $8,175,104
   (repurchase proceeds $8,013,223)
   (cost of $8,013,000)                              $  8,013,000   $   8,013,000
                                                                    -------------
TOTAL INVESTMENTS--98.9%
   (cost of $233,762,460) (b)                                         241,044,858
                                                                    -------------
OTHER ASSETS & LIABILITIES, NET--1.1%                                   2,774,146
                                                                    -------------
NET ASSETS--100.0%                                                  $ 243,819,004
                                                                    =============

NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing.
(b) Cost for financial statement and federal income tax purposes is the same.

            ACRONYM               NAME
            -------               ----
             ADR       American Depositary Receipt

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Liberty Growth & Income Fund, Variable Series / June 30, 2003 (Unaudited)

ASSETS:
Investments, at cost                                                         $ 233,762,460
                                                                             -------------
Investments, at value                                                        $ 241,044,858
Cash                                                                                   319
Receivable for:
   Investments sold                                                              4,819,618
   Fund shares sold                                                                 50,514
   Interest                                                                            223
   Dividends                                                                       312,738
   Expense reimbursement due from Manager                                           19,195
Deferred Trustees' compensation plan                                                11,914
                                                                             -------------
     TOTAL ASSETS                                                              246,259,379
                                                                             -------------
LIABILITIES:
Payable for:
   Investments purchased                                                           326,440
   Fund shares repurchased                                                       1,827,858
   Distribution fee--Class B                                                           236
   Management fee                                                                  165,290
   Transfer agent fee                                                                  594
   Pricing and bookkeeping fees                                                      9,739
   Merger costs                                                                     28,600
   Reports to Shareholders                                                          59,078
Deferred Trustees' fee                                                              11,914
Other liabilities                                                                   10,626
                                                                             -------------
     TOTAL LIABILITIES                                                           2,440,375
                                                                             -------------
NET ASSETS                                                                   $ 243,819,004
                                                                             =============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                              $ 285,555,050
Undistributed net investment income                                              1,483,755
Accumulated net realized loss                                                  (50,502,199)
Net unrealized appreciation on investments                                       7,282,398
                                                                             -------------
NET ASSETS                                                                   $ 243,819,004
                                                                             =============
CLASS A:
Net assets                                                                   $ 204,920,304
Shares outstanding                                                              15,880,221
                                                                             =============
Net asset value per share                                                    $       12.90
                                                                             =============
CLASS B:
Net assets                                                                   $  38,898,700
Shares outstanding                                                               3,019,361
                                                                             =============
Net asset value per share                                                    $       12.88
                                                                             =============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Liberty Growth & Income Fund, Variable Series
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends                                                                    $   2,238,267
Interest                                                                            30,484
                                                                             -------------
   Total Investment Income (net of foreign taxes withheld of $51,751)            2,268,751
                                                                             -------------
EXPENSES:
Management fee                                                                     725,568
Distribution fee--Class B                                                           39,072
Pricing and bookkeeping fees                                                        34,701
Transfer agent fee                                                                   3,720
Trustees' fee                                                                        4,253
Custody fee                                                                          5,609
Other expenses                                                                      40,462
                                                                             -------------
   Total Expenses                                                                  853,385
Fees and expenses waived or reimbursed by Manager:                                 (60,799)
Fees reimbursed by Distributor--Class B                                            (14,089)
                                                                             -------------
   Net Expenses                                                                    778,497
                                                                             -------------
Net Investment Income                                                            1,490,254
                                                                             -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments                                               (21,466,615)
Net change in unrealized appreciation/depreciation on investments               44,200,452
                                                                             -------------
Net Gain                                                                        22,733,837
                                                                             -------------
Net Increase in Net Assets from Operations                                   $  24,224,091
                                                                             =============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Liberty Growth & Income Fund, Variable Series

                                                          (UNAUDITED)
                                                          SIX MONTHS           YEAR
                                                             ENDED            ENDED
                                                            JUNE 30,       DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                           2003              2002
----------------------------------                      ---------------   --------------
OPERATIONS:
Net investment income                                   $     1,490,254   $    1,860,948
Net realized loss on investments                            (21,466,615)     (28,158,847)
Net change in unrealized appreciation/depreciation
  on investments                                             44,200,452      (19,133,885)
                                                        ---------------   --------------
        Net Increase (Decrease) from Operations              24,224,091      (45,431,784)
                                                        ---------------   --------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
    Class A                                                          --       (1,556,810)
    Class B                                                          --         (354,201)
                                                        ---------------   --------------
Total Distributions Declared to Shareholders                         --       (1,911,011)
                                                        ---------------   --------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                              2,091,226        6,842,505
   Proceeds received in connection with merger               88,842,502               --
   Distributions reinvested                                          --        1,556,810
   Redemptions                                              (20,239,046)     (35,673,636)
                                                        ---------------   --------------
        Net Increase (Decrease)                              70,694,682      (27,274,321)
                                                        ---------------   --------------
Class B:
   Subscriptions                                             10,513,574       13,543,954
   Proceeds received in connection with merger                7,935,880               --
   Distributions reinvested                                          --          354,201
   Redemptions                                              (10,640,209)      (3,985,341)
                                                        ---------------   --------------
        Net Increase                                          7,809,245        9,912,814
                                                        ---------------   --------------
Net Increase (Decrease) from Share Transactions              78,503,927      (17,361,507)
                                                        ---------------   --------------
Total Increase (Decrease) in Net Assets                     102,728,018      (64,704,302)
NET ASSETS:
Beginning of period                                         141,090,986      205,795,288
                                                        ---------------   --------------
End of period (including undistributed net
  investment income of $1,483,755 and
  overdistributed net investment income of $(6,499))    $   243,819,004   $  141,090,986
                                                        ===============   ==============
CHANGES IN SHARES:
Class A:
   Subscriptions                                                177,833          498,777
   Issued in connection with merger                           7,939,987               --
   Issued for distributions reinvested                               --          131,377
   Redemptions                                               (1,706,957)      (2,737,362)
                                                        ---------------   --------------
        Net Increase (Decrease)                               6,410,863       (2,107,208)
                                                        ---------------   --------------
Class B:
   Subscriptions                                                929,860          950,359
   Issued in connection with merger                             710,257               --
   Issued for distributions reinvested                               --           29,941
   Redemptions                                                 (944,168)        (314,657)
                                                        ---------------   --------------
        Net Increase                                            695,949          665,643
                                                        ---------------   --------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Liberty Growth & Income Fund, Variable Series / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

   ORGANIZATION--Liberty Growth & Income Fund, Variable Series (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek long-term growth and income. The Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. The Fund offers two classes of shares: Class A and Class B. Each share of a class represents an equal proportionate beneficial interest in that share class and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of their share class available for distribution to shareholders upon liquidation of the Fund. Shares of the Fund are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On April 1, 2003, Liberty Advisory Services Corp., the investment advisor to the Fund and Colonial Management Associates, Inc. ("Colonial"), the sub-advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect wholly owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Liberty Advisory Services Corp. and Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Columbia provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund. Columbia also provides pricing and bookkeeping services to the Fund. Liberty Funds Distributor, Inc. ("LFD"), an affiliate of Columbia, serves as the principal underwriter of the Fund.

On April 7, 2003, the Liberty Value Fund, Variable Series (the target fund), merged into the Colonial U.S. Growth & Income Fund, Variable Series (the surviving fund). The Colonial U.S. Growth & Income Fund, Variable Series received a tax-free transfer of assets from the Liberty Value Fund, Variable Series as follows:

      SHARES            NET ASSETS            UNREALIZED
      ISSUED             RECEIVED          DEPRECIATION(1)
     ---------         ------------        ---------------
     8,650,244         $ 96,778,382        $   17,342,259

                                            NET ASSETS
    NET ASSETS          NET ASSETS          OF COLONIAL
    OF COLONIAL         OF LIBERTY         U.S. GROWTH &
   U.S. GROWTH &        VALUE FUND,        INCOME FUND,
   INCOME FUND,       VARIABLE SERIES     VARIABLE SERIES
  VARIABLE SERIES       IMMEDIATELY         IMMEDIATELY
     PRIOR TO            PRIOR TO              AFTER
    COMBINATION         COMBINATION         COMBINATION
  ---------------     ---------------     ---------------
   $ 126,206,600       $  96,778,382       $ 222,984,982

(1) Unrealized depreciation is included in the Net Assets Received amount shown above.

Also on April 7, 2003, subsequent to the merger described above, the Colonial U.S. Growth & Income Fund, Variable Series was renamed the Liberty Growth & Income Fund, Variable Series. Class A and Class B shares of the surviving fund were issued in exchange for Class A and Class B shares, respectively, of the target fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION AND TRANSACTIONS--Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS--All income, expenses (other than the Class B distribution fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share data and ratios reflect the distribution fee applicable to Class B shares only.

   FEDERAL INCOME TAXES--Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

   DISTRIBUTIONS TO SHAREHOLDERS--The Fund intends to distribute as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of investments. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution. Income and capital gain distributions are determined in accordance with federal income tax regulations.

   OTHER--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of December 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

     YEAR OF                             CAPITAL LOSS
    EXPIRATION                           CARRYFORWARD
    ----------                           ------------
       2010                              $ 28,492,336

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

   MANAGEMENT FEE--Columbia receives a monthly fee equal to 0.80% annually of the first $1 billion of the Fund's average daily net assets and 0.70% in excess of $1 billion.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended June 30, 2003, the annualized net asset based fee rate was .032%. The Fund also pays out-of-pocket costs for pricing services.

   TRANSFER AGENT FEE--Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for an annual rate of $7,500.

   DISTRIBUTION FEE--The Fund has adopted a 12b-1 plan, which requires it to pay LFD a monthly distribution fee equal to 0.25% annually of Class B average daily net assets.

   EXPENSE LIMITS--Effective April 7, 2003, Columbia has voluntarily agreed to waive expenses at the rate of 0.11% annually of the Fund's average daily net assets. In addition, LFD has voluntarily agreed to waive Class B distribution fees at the rate of 0.02% annually of the Class B average daily net assets. These waiver agreements will continue until April 7, 2004, after which they may be modified or terminated at any time.

Prior to April 7, 2003, Liberty Advisory Services Corp. and LFD had voluntarily agreed to reimburse all expenses, including management fees and distribution fees, but excluding interest, taxes, brokerage and extraordinary expenses incurred by the Fund in excess of 1.00% annually of the Fund's average daily net assets. LFD would first reimburse the Class B distribution fee up to 0.25% annually to reach the 1.00% limit on Class B expenses. If additional reimbursement were necessary to meet the limit for each class, the Manager would then reimburse other expenses to the extent necessary. If additional reimbursement were still necessary to reach the expense limit, the Manager would then waive a portion of its management fee to reach the expense limit.

   OTHER--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION

   INVESTMENT ACTIVITY--For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $65,379,140 and $92,029,460, respectively.

Unrealized appreciation (depreciation) at June 30, 2003, based on cost of investments for both financial statement and federal income tax purposes, was:

     Gross unrealized appreciation       $  23,537,322
     Gross unrealized depreciation         (16,254,924)
                                         -------------
       Net unrealized appreciation       $   7,282,398
                                         =============

   OTHER--The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

FINANCIAL HIGHLIGHTS
Liberty Growth & Income Fund, Variable Series--Class A Shares

Selected data for a share outstanding throughout each period is as follows:

                                           (UNAUDITED)
                                           SIX MONTHS                                 YEAR ENDED DECEMBER 31,
                                              ENDED             -----------------------------------------------------------------
                                          JUNE 30, 2003           2002           2001          2000           1999        1998
                                          -------------         ---------      ---------     ---------      ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD      $       11.97         $   15.55      $   18.27     $   19.85      $   18.79   $   16.29
                                          -------------         ---------      ---------     ---------      ---------   ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                          0.10              0.15           0.16          0.17           0.14        0.16
Net realized and unrealized gain (loss)
   on investments                                  0.83             (3.56)         (0.35)         0.54           2.07        3.12
                                          -------------         ---------      ---------     ---------      ---------   ---------
       Total from Investment Operations            0.93             (3.41)         (0.19)         0.71           2.21        3.28
                                          -------------         ---------      ---------     ---------      ---------   ---------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                           --             (0.17)         (0.15)        (0.17)         (0.11)      (0.12)
In excess of net investment income                   --                --             --            --(b)          --          --
From net realized gains                              --                --          (2.34)        (2.12)         (1.04)      (0.64)
In excess of net realized gains                      --                --            --             --             --       (0.02)
Return of capital                                    --                --          (0.04)           --             --          --
                                          -------------         ---------      ---------     ---------      ---------   ---------
     Total Distributions Declared to
       Shareholders                                  --             (0.17)         (2.53)        (2.29)         (1.15)      (0.78)
                                          -------------         ---------      ---------     ---------      ---------   ---------
NET ASSET VALUE, END OF PERIOD            $       12.90         $   11.97      $   15.55     $   18.27      $   19.85   $   18.79
                                          =============         =========      =========     =========      =========   =========
Total return (c)(d)                                7.77%(e)(f)     (21.95)%        (0.60)%        3.60%         12.00%      20.15%
RATIOS TO AVERAGE
   NET ASSETS/SUPPLEMENTAL DATA:
Expenses (g)                                       0.83%(h)          0.88%          0.96%         0.88%          0.88%       0.90%
Net investment income (g)                          1.67%(h)          1.08%          0.92%         0.85%          0.69%       0.88%
Waiver/reimbursement                               0.07%(h)            --             --            --             --          --
Portfolio turnover rate                              38%(f)            69%            53%          120%           101%         64%
Net assets, end of period (000's)         $     204,920         $ 113,335      $ 180,053     $ 203,366      $ 212,355   $ 146,239

(a) Per share data was calculated using average shares outstanding during the period.
(b) Round to less than $0.01 per share.
(c) Total return at net asset value assuming all distributions reinvested.
(d) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(e) Had the Manager and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h) Annualized.

SHAREHOLDER MEETING RESULTS
Liberty Growth & Income Fund, Variable Series

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On February 19, 2003, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following items listed on the Trust's Proxy Statement for said Meeting. On December 2, 2002, the record date for the Meeting, the Liberty Value Fund, Variable Series had 10,198,577.979 common shares outstanding. The votes cast were as follows:

                       SHAREHOLDER RESPONSE SUMMARY REPORT
      LIBERTY VARIABLE INVESTMENT TRUST/STEINROE VARIABLE INVESTMENT TRUST
                       LIBERTY VALUE FUND, VARIABLE SERIES
                                FEBRUARY 19, 2003

1. To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of Liberty Value Fund, Variable Series to, and the assumption of all of the liabilities of the Liberty Value Fund, Variable Series by, the Colonial U.S. Growth & Income Fund, Variable Series, in exchange for shares of the Colonial U.S. Growth & Income Fund, Variable Series and the distribution of such shares to the shareholders of the Liberty Value Fund, Variable Series in complete liquidation of the Liberty Value Fund, Variable Series.

                                                            % OF         % OF
                                           NO. OF        OUTSTANDING     SHARES
                                           SHARES           SHARES       VOTED
                                       --------------    -----------    -------
   Affirmative                          9,014,841.643       88.393%      88.393%
   Against                                418,060.682        4.099%       4.099%
   Abstain                                765,675.654        7.508%       7.508%

   TOTAL                               10,198,577.979      100.000%     100.000%

   **FUND TOTALS:               SHARES
   RECORD TOTAL         10,198,577.979
   VOTED SHARES         10,198,577.979
   PERCENT VOTED               100.000%

PORTFOLIO MANAGER'S DISCUSSION
Liberty S&P 500 Index Fund, Variable Series / June 30, 2003

   Liberty S&P 500 Index Fund, Variable Series seeks capital appreciation by matching the performance of the S&P 500 Index that measures the investment returns of stocks of large US companies.

   Tom O'Brien, a principal of SSgA Funds Management, Inc., is the portfolio manager of the fund.

After a relatively weak start to the new year, returns on stocks were positive during the first half of 2003. The S&P 500 Index rose 11.75% for the six-month period ended June 30, 2003. The fund's performance was comparable to the index for the period. Uncertainty over Iraq quickly dissipated when it became apparent that the major military campaigns of war would be brief and the US economy was stabilizing. Investors responded favorably to fiscal stimulus in the form of a tax package, monetary stimulus from a cut in interest rates and reduced geopolitical concerns.

   Large-cap stocks trailed both mid-cap and small-cap stocks during the first half of the year. Overall, small-cap stocks were the best performers. So far this year, value stocks have edged out growth stocks.

ALL SECTORS RALLY

All ten economic sectors posted gains for the first half of 2003. In an environment which favored sectors that had suffered the worst beatings over the past three years, information technology made the largest positive contribution to returns. Intel, Cisco Systems and Dell Computer turned in the strongest performances (1.5%, 1.3% and 0.9% of net assets, respectively). The financial sector, which struggled early in the year, was another standout performer helped by low interest rates and an outlook for economic improvement. Citigroup, JP Morgan Chase and Bank of America also made strong gains (2.4%, 0.7% and 1.3% of net assets, respectively). In telecommunications, the smallest sector in the S&P 500 Index, Nextel (0.2% of net assets) was the strongest performer.

   The industrial and financial sectors were also home to some of the index's weakest performers. In the industrial sector, Automatic Data Processing (0.2% of net assets) dampened the sector's positive return. ADP shares had a double-digit loss for the period. The weakest performers in the financial sector included AIG, Freddie Mac and Charles Schwab (1.6%, 0.4% and 0.1% of net assets, respectively). In the telecommunications sector, AT&T (0.2% of net assets) had the most significant negative impact on results. The stock lost more than 24% during the period.

FOCUS ON COST-EFFECTIVE EXECUTION

Our focus on cost-effective trade execution is the hallmark of our management style. Unlike actively managed funds where the portfolio managers spend time researching which stocks to include or exclude from a fund, we concentrate on trading in a low-cost manner when buying the stocks listed in the S&P 500 Index.

   We manage the fund with a full replication investment strategy. This approach means that the fund generally holds each of the 500 securities included in the S&P 500 Index in approximately the same weighting as the company's representation in the index. A full replication strategy tends to match the performance of the index more closely than other methods. Of course, the fund's return can diverge from the index: the fund incurs trading costs associated with seeking to maintain the appropriate weight of each security in the index. In addition, the fund may be required to sell securities to meet redemption demand or buy securities to invest new monies that come into the fund.


Economic and market conditions can frequently change. There is no assurance that the trends described here will continue or commence.

The primary risks involved with investing in the fund include equity risk, market risk and tracking error risk. Unlike the S&P 500 Index, the fund incurs administrative expenses and transaction costs in trading stocks. The composition of the S&P 500 Index and the stocks held by the fund may occasionally diverge.

Holdings are disclosed as of June 30, 2003, and are subject to change.

PERFORMANCE INFORMATION
Liberty S&P 500 Index Fund, Variable Series / June 30, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (%)

                               (CUMULATIVE)
                                 6-MONTH    1-YEAR      LIFE
--------------------------------------------------------------
Class A (5/30/00)                 11.46      -0.29     -10.11
S&P 500 Index(1)                  11.75       0.25     -10.20

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 5/30/00 - 6/30/03

                                 CLASS A SHARES   S&P 500 INDEX
                 May-00                $ 10,008       $  10,000
06/01/2000 - 06/30/2000                $ 10,316       $  10,246
07/01/2000 - 07/31/2000                $ 10,167       $  10,086
08/01/2000 - 08/31/2000                $ 10,792       $  10,713
09/01/2000 - 09/30/2000                $ 10,225       $  10,147
10/01/2000 - 10/31/2000                $ 10,209       $  10,104
11/01/2000 - 11/30/2000                $  9,426       $   9,308
12/01/2000 - 12/31/2000                $  9,471       $   9,354
01/01/2001 - 01/31/2001                $  9,815       $   9,686
02/01/2001 - 02/28/2001                $  8,944       $   8,803
03/01/2001 - 03/31/2001                $  8,367       $   8,246
04/01/2001 - 04/30/2001                $  9,012       $   8,886
05/01/2001 - 05/31/2001                $  9,070       $   8,946
06/01/2001 - 06/30/2001                $  8,835       $   8,728
07/01/2001 - 07/31/2001                $  8,743       $   8,643
08/01/2001 - 08/31/2001                $  8,207       $   8,102
09/01/2001 - 09/30/2001                $  7,554       $   7,449
10/01/2001 - 10/31/2001                $  7,688       $   7,591
11/01/2001 - 11/30/2001                $  8,274       $   8,173
12/01/2001 - 12/31/2001                $  8,336       $   8,245
01/01/2002 - 01/31/2002                $  8,201       $   8,125
02/01/2002 - 02/28/2002                $  8,042       $   7,968
03/01/2002 - 03/31/2002                $  8,336       $   8,267
04/01/2002 - 04/30/2002                $  7,822       $   7,766
05/01/2002 - 05/31/2002                $  7,764       $   7,710
06/01/2002 - 06/30/2002                $  7,216       $   7,161
07/01/2002 - 07/31/2002                $  6,652       $   6,603
08/01/2002 - 08/31/2002                $  6,694       $   6,646
09/01/2002 - 09/30/2002                $  5,970       $   5,924
10/01/2002 - 10/31/2002                $  6,483       $   6,445
11/01/2002 - 11/30/2002                $  6,853       $   6,824
12/01/2002 - 12/31/2002                $  6,454       $   6,423
01/01/2003 - 01/31/2003                $  6,284       $   6,256
02/01/2003 - 02/28/2003                $  6,182       $   6,162
03/01/2003 - 03/31/2003                $  6,242       $   6,222
04/01/2003 - 04/30/2003                $  6,751       $   6,734
05/01/2003 - 05/31/2003                $  7,100       $   7,088
                 Jun-03                $  7,195       $   7,178

NET ASSET VALUE PER SHARE ($)   12/31/02      6/30/03
------------------------------------------------------
Class A                           7.59         8.46

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of all distributions. The S&P (Standard & Poor's) 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

MUTUAL FUND PERFORMANCE CHANGES OVERTIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

(1) Index performance is from May 31, 2000.

INVESTMENT PORTFOLIO
Liberty S&P 500 Index Fund, Variable Series / June 30, 2003 (Unaudited)

                                                        SHARES         VALUE
                                                     ------------   ------------
COMMON STOCKS--96.8%
CONSUMER DISCRETIONARY--13.3%
AUTO COMPONENTS--0.2%
Cooper Tire & Rubber Co.                                      300   $      5,277
Dana Corp.                                                    473          5,468
Delphi Corp.                                                2,141         18,477
Goodyear Tire & Rubber Co. (a)                                531          2,788
Johnson Controls, Inc.                                        330         28,248
Visteon Corp.                                                 346          2,377
                                                                    ------------
                                                                          62,635
                                                                    ------------
AUTOMOBILES--0.6%
Ford Motor Co.                                              7,108         78,117
General Motors Corp.                                        2,170         78,120
Harley-Davidson, Inc.                                       1,196         47,673
                                                                    ------------
                                                                         203,910
                                                                    ------------
HOTELS RESTAURANTS & LEISURE--1.1%
Carnival Corp.                                              2,435         79,162
Darden Restaurants, Inc.                                      571         10,838
Harrah's Entertainment, Inc.                                  419         16,861
Hilton Hotels Corp.                                         1,361         17,407
International Game Technology, Inc.                           319         32,643
Marriott International, Inc., Class A                         926         35,577
McDonald's Corp.                                            4,899        108,072
Starbucks Corp. (a)                                         1,504         36,878
Starwood Hotels & Resorts
   Worldwide, Inc.                                            743         21,242
Wendy's International, Inc.                                   440         12,747
Yum! Brands, Inc.                                           1,161         34,319
                                                                    ------------
                                                                         405,746
                                                                    ------------
HOUSEHOLD DURABLES--0.5%
American Greetings Corp., Class A (a)                         257          5,047
Black & Decker Corp.                                          278         12,079
Centex Corp.                                                  250         19,447
Fortune Brands, Inc.                                          593         30,955
KB Home Corp.                                                 190         11,776
Leggett & Platt, Inc.                                         716         14,678
Maytag Corp.                                                  251          6,129
Newell Rubbermaid, Inc.                                     1,050         29,400
Pulte Homes, Inc.                                             223         13,750
Snap-On, Inc.                                                 238          6,909
Stanley Works                                                 381         10,516
Tupperware Corp.                                              150          2,154
Whirlpool Corp.                                               253         16,116
                                                                    ------------
                                                                         178,956
                                                                    ------------
INTERNET & CATALOG RETAIL--0.3%
eBay, Inc. (a)                                              1,222        127,308
                                                                    ------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Brunswick Corp.                                               391          9,783
Eastman Kodak Co.                                           1,148         31,398
Hasbro, Inc.                                                  672         11,753
Mattel, Inc.                                                1,765         33,394
                                                                    ------------
                                                                          86,328
                                                                    ------------
MEDIA--4.0%
AOL Time Warner, Inc. (a)                                  17,315        278,598
Clear Channel Communications, Inc.                          2,366        100,295
Comcast Corp., Special Class A (a)                          8,659   $    261,329
Dow Jones & Co., Inc.                                         285         12,264
Gannett Co., Inc.                                           1,035         79,498
Interpublic Group Cos., Inc.                                1,472         19,695
Knight-Ridder, Inc.                                           312         21,506
McGraw-Hill Cos., Inc.                                        761         47,182
Meredith Corp.                                                157          6,908
New York Times Co., Class A                                   607         27,618
Omnicom Group, Inc.                                           733         52,556
Tribune Co.                                                 1,193         57,622
Univision Communications, Inc.,
   Class A (a)                                                845         25,688
Viacom, Inc., Class B (a)                                   6,823        297,892
Walt Disney Co.                                             7,852        155,077
                                                                    ------------
                                                                       1,443,728
                                                                    ------------
MULTILINE RETAIL--3.8%
Big Lots, Inc. (a)                                            401          6,031
Costco Wholesale Corp.                                      1,771         64,819
Dillard's, Inc., Class A                                      322          4,337
Dollar General Corp.                                        1,210         22,095
Family Dollar Stores, Inc.                                    643         24,530
Federated Department Stores, Inc.                             724         26,679
JC Penney Co., Inc.                                           976         16,446
Kohl's Corp. (a)                                            1,308         67,205
May Department Stores Co.                                   1,091         24,286
Nordstrom, Inc.                                               520         10,150
Sears, Roebuck and Co.                                      1,239         41,680
Target Corp.                                                3,500        132,440
Wal-Mart Stores, Inc.                                      16,976        911,102
                                                                    ------------
                                                                       1,351,800
                                                                    ------------
SPECIALTY RETAIL--2.3%
Autonation, Inc. (a)                                        1,004         15,783
AutoZone, Inc. (a)                                            388         29,476
Bed Bath & Beyond, Inc. (a)                                 1,177         45,679
Best Buy Co., Inc. (a)                                      1,261         55,383
Circuit City Stores, Inc.                                     672          5,914
Gap, Inc.                                                   3,436         64,459
Home Depot, Inc.                                            8,917        295,331
Limited Brands                                              2,076         32,178
Lowe's Cos., Inc.                                           3,007        129,151
Office Depot, Inc. (a)                                      1,176         17,064
RadioShack Corp.                                              605         15,918
Sherwin-Williams Co.                                          518         13,924
Staples, Inc. (a)                                           1,861         34,149
Tiffany & Co.                                                 589         19,249
TJX Cos., Inc.                                              2,106         39,677
Toys R US, Inc. (a)                                           846         10,254
                                                                    ------------
                                                                         823,589
                                                                    ------------
TEXTILES & APPAREL--0.3%
Jones Apparel Group, Inc. (a)                                 531         15,537
Liz Claiborne, Inc.                                           406         14,312
Nike, Inc.                                                  1,029         55,041
Reebok International, Ltd. (a)                                285          9,585
VF Corp.                                                      453         15,388
                                                                    ------------
                                                                         109,863
                                                                    ------------

                       See Notes to Investment Portfolio.

                                                        SHARES         VALUE
                                                     ------------   ------------
CONSUMER STAPLES--8.6%
BEVERAGES--2.7%
Anheuser-Busch Cos., Inc.                                   3,213   $    164,024
Brown-Forman Corp., Class B                                   231         18,161
Coca-Cola Co.                                               9,562        443,772
Coca-Cola Enterprises, Inc.                                 1,805         32,761
Coors (Adolph)                                                129          6,318
Pepsi Bottling Group, Inc.                                  1,032         20,661
PepsiCo, Inc.                                               6,622        294,679
                                                                    ------------
                                                                         980,376
                                                                    ------------
FOOD & DRUG RETAILING--1.0%
Albertson's, Inc.                                           1,373         26,362
CVS Corp.                                                   1,494         41,877
Kroger Co.                                                  3,000         50,040
Safeway, Inc. (a)                                           1,739         35,580
Supervalu, Inc.                                               529         11,278
Sysco Corp.                                                 2,531         76,031
Walgreen Co.                                                3,948        118,835
Winn-Dixie Stores, Inc.                                       458          5,638
                                                                    ------------
                                                                         365,641
                                                                    ------------
FOOD PRODUCTS--1.2%
Archer-Daniels-Midland Co.                                  2,421         31,158
Campbell Soup Co.                                           1,618         39,641
ConAgra Foods, Inc.                                         2,106         49,702
General Mills, Inc.                                         1,431         67,844
Hershey Foods Corp.                                           535         37,268
HJ Heinz Co.                                                1,314         43,336
Kellogg Co.                                                 1,599         54,958
McCormick & Co., Inc.                                         513         13,954
Sara Lee Corp.                                              3,046         57,295
WM Wrigley Jr. Co.                                            884         49,707
                                                                    ------------
                                                                         444,863
                                                                    ------------
HOUSEHOLD PRODUCTS--2.0%
Clorox Co.                                                    826         35,229
Colgate-Palmolive Co.                                       2,074        120,188
Kimberly-Clark Corp.                                        1,985        103,498
Procter & Gamble Co.                                        5,025        448,130
                                                                    ------------
                                                                         707,045
                                                                    ------------
PERSONAL PRODUCTS--0.6%
Alberto-Culver Co., Inc., Class B                             219         11,191
Avon Products, Inc.                                           904         56,229
Gillette Co.                                                4,021        128,109
                                                                    ------------
                                                                         195,529
                                                                    ------------
TOBACCO--1.1%
Altria Group, Inc.                                          7,866        357,431
RJ Reynolds Tobacco Holdings, Inc.                            300         11,163
UST, Inc.                                                     624         21,859
                                                                    ------------
                                                                         390,453
                                                                    ------------

ENERGY--5.7%
ENERGY EQUIPMENT & SERVICES--0.8%
Baker Hughes, Inc.                                          1,262         42,365
BJ Services Co. (a)                                           581         21,706
Halliburton Co.                                             1,711   $     39,353
Nabors Industries, Ltd. (a)                                   534         21,120
Noble Corp. (a)                                               517         17,733
Rowan Cos., Inc.                                              340          7,616
Schlumberger, Ltd.                                          2,246        106,842
Transocean, Inc. (a)                                        1,237         27,177
                                                                    ------------
                                                                         283,912
                                                                    ------------
OIL & GAS--4.9%
Amerada Hess Corp.                                            342         16,820
Anadarko Petroleum Corp.                                      989         43,981
Apache Corp.                                                  627         40,793
Ashland, Inc.                                                 276          8,468
Burlington Resources, Inc.                                    831         44,932
ChevronTexaco Corp.                                         4,151        299,702
ConocoPhillips                                              2,605        142,754
Devon Energy Corp.                                            943         50,356
EL Paso Corp.                                               2,264         18,293
EOG Resources, Inc.                                           445         18,619
Exxon Mobil Corp.                                          25,894        929,854
Kerr-McGee Corp.                                              388         17,382
Marathon Oil Corp.                                          1,215         32,015
Occidental Petroleum Corp.                                  1,475         49,486
Sunoco, Inc.                                                  339         12,794
Unocal Corp.                                                1,014         29,092
                                                                    ------------
                                                                       1,755,341
                                                                    ------------

FINANCIALS--19.8%
BANKS--7.1%
AmSouth Bancorp                                             1,295         28,283
Bank of America Corp.                                       5,814        459,480
Bank of New York Co., Inc.                                  2,963         85,186
Bank One Corp.                                              4,474        166,343
BB&T Corp.                                                  1,829         62,735
Charter One Financial, Inc.                                   826         25,755
Comerica, Inc.                                                688         31,992
Fifth Third Bancorp                                         2,225        127,582
First Tennessee National Corp.                                467         20,506
FleetBoston Financial Corp. (b)                             4,044        120,147
Golden West Financial Corp.                                   604         48,326
Huntington Bancshares, Inc.                                   861         16,807
KeyCorp                                                     1,590         40,179
Marshall & Ilsley Corp.                                       830         25,381
Mellon Financial Corp.                                      1,684         46,731
National City Corp.                                         2,367         77,425
North Fork Bancorporation, Inc.                               612         20,845
Northern Trust Corp.                                          833         34,811
PNC Financial Services Group, Inc.                          1,106         53,984
Regions Financial Corp.                                       874         29,524
SouthTrust Corp.                                            1,297         35,278
SunTrust Banks, Inc.                                        1,096         65,037
Synovus Financial Corp.                                     1,216         26,144
Union Planters Corp.                                          802         24,886
US Bancorp                                                  7,477        183,186
Wachovia Corp.                                              5,222        208,671

                       See Notes to Investment Portfolio.

                                                        SHARES         VALUE
                                                     ------------   ------------
Washington Mutual, Inc.                                     3,642   $    150,415
Wells Fargo & Co.                                           6,484        326,794
Zions Bancorporation                                          340         17,207
                                                                    ------------
                                                                       2,559,640
                                                                    ------------
DIVERSIFIED FINANCIALS--7.9%
American Express Co.                                        5,045        210,931
Bear Stearns Cos., Inc.                                       392         28,389
Capital One Financial Corp.                                   867         42,639
Charles Schwab Corp.                                        5,230         52,771
Citigroup, Inc.                                            19,959        854,245
Countrywide Financial Corp.                                   497         34,576
Fannie Mae                                                  3,815        257,284
Federated Investors, Inc.                                     428         11,736
Franklin Resources, Inc.                                      967         37,781
Freddie Mac                                                 2,675        135,810
Goldman Sachs Group, Inc.                                   1,815        152,006
Janus Capital Group, Inc.                                     861         14,120
JP Morgan Chase & Co.                                       7,821        267,322
Lehman Brothers Holdings, Inc.                                941         62,558
MBNA Corp.                                                  4,930        102,741
Merrill Lynch & Co., Inc.                                   3,625        169,215
Moody's Corp.                                                 553         29,149
Morgan Stanley                                              4,234        181,004
Principal Financial Group                                   1,260         40,635
Providian Financial Corp. (a)                               1,146         10,612
SLM Corp.                                                   1,785         69,918
State Street Corp.                                          1,316         51,850
T Rowe Price Group, Inc.                                      462         17,440
                                                                    ------------
                                                                       2,834,732
                                                                    ------------
INSURANCE--4.5%
ACE, Ltd.                                                   1,033         35,422
Aflac, Inc.                                                 2,018         62,054
Allstate Corp.                                              2,715         96,790
AMBAC Financial Group, Inc.                                   390         25,837
American International Group, Inc.                         10,119        558,366
AON Corp.                                                   1,231         29,642
Chubb Corp.                                                   713         42,780
Cincinnati Financial Corp.                                    593         21,994
Hartford Financial Services
   Group, Inc.                                              1,095         55,144
Jefferson-Pilot Corp.                                         545         22,596
John Hancock Financial
   Services, Inc.                                           1,072         32,943
Lincoln National Corp.                                        717         25,547
Loews Corp.                                                   763         36,082
Marsh & McLennan Cos., Inc.                                 2,072        105,817
MBIA, Inc.                                                    546         26,618
Metlife, Inc.                                               2,940         83,261
MGIC Investment Corp.                                         359         16,744
Progressive Corp.                                             847         61,916
Prudential Financial, Inc.                                  2,194         73,828
SAFECO Corp.                                                  555         19,580
St. Paul Cos.                                                 899         32,822
Torchmark Corp.                                               487         18,141
Travelers Property Casualty
   Corp., Class B                                           3,909         61,645
UnumProvident Corp.                                         1,114   $     14,939
XL Capital, Ltd., Class A                                     534         44,322
                                                                    ------------
                                                                       1,604,830
                                                                    ------------
REAL ESTATE--0.3%
Apartment Investment &
   Management Co.                                             400         13,840
Equity Office Properties Trust                              1,562         42,190
Equity Residential                                          1,081         28,052
Plum Creek Timber Co., Inc.                                   682         17,698
Simon Property Group Inc.                                     700         27,321
                                                                    ------------
                                                                         129,101
                                                                    ------------

HEALTH CARE--14.4%
BIOTECHNOLOGY--1.3%
Amgen, Inc. (a)                                             4,894        325,157
Biogen, Inc. (a)                                              623         23,674
Chiron Corp. (a)                                              740         32,353
Genzyme Corp. (a)                                             842         35,196
MedImmune, Inc. (a)                                         1,006         36,588
                                                                    ------------
                                                                         452,968
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.9%
Applera Corp. - Applied
   Biosystems Group                                           804         15,300
Bausch & Lomb, Inc.                                           179          6,712
Baxter International, Inc.                                  2,307         59,982
Becton Dickinson & Co.                                        999         38,811
Biomet, Inc.                                                1,017         29,147
Boston Scientific Corp. (a)                                 1,577         96,355
CR Bard, Inc.                                                 213         15,189
Guidant Corp.                                               1,226         54,422
Medtronic, Inc.                                             4,744        227,570
St. Jude Medical, Inc.                                        696         40,020
Stryker Corp.                                                 776         53,831
Zimmer Holdings, Inc.                                         769         34,643
                                                                    ------------
                                                                         671,982
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES--1.7%
Aetna, Inc.                                                   606         36,481
AmerisourceBergen Corp.                                       412         28,572
Anthem, Inc. (a)                                              557         42,973
Cardinal Health, Inc.                                       1,744        112,139
Cigna Corp.                                                   565         26,521
HCA, Inc.                                                   1,994         63,888
Health Management Associates, Inc.                            926         17,085
Humana, Inc. (a)                                              550          8,305
IMS Health, Inc.                                              867         15,597
Manor Care, Inc. (a)                                          358          8,954
McKesson Corp.                                              1,149         41,065
Quest Diagnostics, Inc. (a)                                   421         26,860
Quintiles Transnational Corp. (a)                             396          5,619
Tenet Healthcare Corp. (a)                                  1,880         21,902
UnitedHealth Group, Inc.                                    2,282        114,670
WellPoint Health Networks (a)                                 581         48,978
                                                                    ------------
                                                                         619,609
                                                                    ------------

                       See Notes to Investment Portfolio.

                                                        SHARES         VALUE
                                                     ------------   ------------
PHARMACEUTICALS--9.5%
Abbott Laboratories                                         6,068   $    265,536
Allergan, Inc.                                                508         39,167
Bristol-Myers Squibb Co.                                    7,543        204,792
Eli Lilly & Co.                                             4,366        301,123
Forest Laboratories, Inc. (a)                               1,406         76,978
Johnson & Johnson                                          11,516        595,377
King Pharmaceuticals, Inc. (a)                                854         12,605
Merck & Co., Inc.                                           8,700        526,785
Pfizer, Inc.                                               30,602      1,045,058
Schering-Plough Corp.                                       5,657        105,220
Watson Pharmaceuticals, Inc. (a)                              462         18,651
Wyeth                                                       5,164        235,220
                                                                    ------------
                                                                       3,426,512
                                                                    ------------

INDUSTRIALS--11.1%
AEROSPACE & DEFENSE--1.7%
Boeing Co.                                                  3,240        111,197
General Dynamics Corp.                                        749         54,302
Goodrich Corp.                                                385          8,085
Honeywell International, Inc.                               3,307         88,793
Lockheed Martin Corp.                                       1,764         83,913
Northrop Grumman Corp.                                        710         61,266
Raytheon Co.                                                1,584         52,019
Rockwell Collins, Inc.                                        673         16,576
United Technologies Corp.                                   1,812        128,344
                                                                    ------------
                                                                         604,495
                                                                    ------------
AIR FREIGHT & COURIERS--1.0%
FedEx Corp.                                                 1,157         71,769
Ryder System, Inc.                                            264          6,764
United Parcel Service, Inc.                                 4,374        278,624
                                                                    ------------
                                                                         357,157
                                                                    ------------
AIRLINES--0.2%
Delta Air Lines, Inc.                                         400          5,872
Southwest Airlines Co.                                      3,039         52,271
                                                                    ------------
                                                                          58,143
                                                                    ------------
BUILDING PRODUCTS--0.2%
American Standard Cos., Inc. (a)                              292         21,588
Crane Co.                                                     250          5,657
Masco Corp.                                                 1,839         43,860
                                                                    ------------
                                                                          71,105
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES--1.9%
Allied Waste Industries, Inc. (a)                             770          7,738
Apollo Group, Inc., Class A (a)                               675         41,688
Automatic Data Processing, Inc.                             2,320         78,555
Avery Dennison Corp.                                          481         24,146
Cendant Corp. (a)                                           3,996         73,207
Cintas Corp.                                                  682         24,170
Concord EFS, Inc. (a)                                       1,924         28,321
Convergys Corp. (a)                                           680         10,880
Deluxe Corp.                                                  237         10,618
Equifax, Inc.                                                 496         12,896
First Data Corp.                                            2,897        120,052
Fiserv, Inc. (a)                                              764         27,206
H&R Block, Inc.                                               670   $     28,977
Monster Worldwide, Inc. (a)                                   400          7,892
Paychex, Inc.                                               1,472         43,144
Pitney Bowes, Inc.                                            952         36,566
Robert Half International, Inc.                               600         11,364
RR Donnelley & Sons Co.                                       481         12,573
Sabre Holdings Corp.                                          556         13,705
Waste Management, Inc.                                      2,315         55,768
                                                                    ------------
                                                                         669,466
                                                                    ------------
CONSTRUCTION & ENGINEERING--0.0%
Fluor Corp.                                                   309         10,395
McDermott International, Inc. (a)                             150            950
                                                                    ------------
                                                                          11,345
                                                                    ------------
ELECTRICAL EQUIPMENT--0.4%
American Power Conversion Corp.                               693         10,804
Cooper Industries, Ltd.                                       399         16,479
Emerson Electric Co.                                        1,627         83,140
Molex, Inc.                                                   715         19,298
Power-One, Inc. (a)                                           167          1,194
Rockwell Automation, Inc.                                     698         16,640
Thomas & Betts Corp. (a)                                      150          2,168
                                                                    ------------
                                                                         149,723
                                                                    ------------
INDUSTRIAL CONGLOMERATES--4.1%
3M Co.                                                      1,522        196,308
General Electric Co.                                       38,737      1,110,977
Textron, Inc.                                                 565         22,046
Tyco International, Ltd.                                    7,684        145,842
                                                                    ------------
                                                                       1,475,173
                                                                    ------------
MACHINERY--1.1%
Caterpillar, Inc.                                           1,334         74,250
Cummins, Inc.                                                 180          6,460
Danaher Corp.                                                 597         40,626
Deere & Co.                                                   897         40,993
Dover Corp.                                                   740         22,170
Eaton Corp.                                                   298         23,426
Illinois Tool Works, Inc.                                   1,190         78,362
Ingersoll-Rand Co.                                            678         32,083
ITT Industries, Inc.                                          340         22,256
Navistar International Corp.                                  271          8,843
Paccar, Inc.                                                  432         29,186
Pall Corp.                                                    500         11,250
Parker Hannifin Corp.                                         456         19,147
                                                                    ------------
                                                                         409,052
                                                                    ------------
ROAD & RAIL--0.4%
Burlington Northern Santa Fe Corp.                          1,403         39,901
CSX Corp.                                                     863         25,968
Norfolk Southern Corp.                                      1,562         29,990
Union Pacific Corp.                                           987         57,266
                                                                    ------------
                                                                         153,125
                                                                    ------------
TRADING COMPANIES & DISTRIBUTION--0.1%
Genuine Parts Co.                                             645         20,646
WW Grainger, Inc.                                             325         15,197
                                                                    ------------
                                                                          35,843
                                                                    ------------

                       See Notes to Investment Portfolio.

                                                        SHARES         VALUE
                                                     ------------   ------------
INFORMATION TECHNOLOGY--14.7%
COMMUNICATIONS EQUIPMENT--2.2%
ADC Telecommunications, Inc. (a)                            3,064   $      7,133
Andrew Corp. (a)                                              250          2,300
Avaya, Inc. (a)                                             1,498          9,677
CIENA Corp. (a)                                             2,019         10,479
Cisco Systems, Inc. (a)                                    27,238        454,602
Comverse Technology, Inc. (a)                                 736         11,062
Corning, Inc. (a)                                           4,874         36,019
JDS Uniphase Corp. (a)                                      5,393         18,929
Lucent Technologies, Inc.                                  15,398         31,258
Motorola, Inc.                                              8,908         84,002
Qualcomm, Inc.                                              3,045        108,859
Scientific-Atlanta, Inc.                                      605         14,423
Tellabs, Inc. (a)                                           1,419          9,323
                                                                    ------------
                                                                         798,066
                                                                    ------------
COMPUTERS & PERIPHERALS--3.8%
Apple Computer, Inc. (a)                                    1,336         25,544
Dell Computer Corp. (a)                                     9,978        318,897
EMC Corp.                                                   8,499         88,985
Gateway, Inc. (a)                                             845          3,084
Hewlett-Packard Co.                                        11,869        252,810
International Business Machines Corp.                       6,704        553,080
Lexmark International Group, Inc.                             498         35,243
NCR Corp.                                                     380          9,736
Network Appliance, Inc. (a)                                 1,384         22,435
Sun Microsystems, Inc. (a)                                 12,407         57,072
                                                                    ------------
                                                                       1,366,886
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
Agilent Technologies, Inc. (a)                              1,873         36,617
Jabil Circuit, Inc. (a)                                       815         18,012
Millipore Corp.                                               201          8,918
PerkinElmer, Inc.                                             537          7,416
Sanmina Corp. (a)                                           2,003         12,639
Solectron Corp. (a)                                         2,986         11,168
Symbol Technologies, Inc.                                     894         11,631
Tektronix, Inc. (a)                                           287          6,199
Thermo Electron Corp. (a)                                     677         14,231
Waters Corp. (a)                                              451         13,138
                                                                    ------------
                                                                         139,969
                                                                    ------------
INTERNET SOFTWARE & SERVICES--0.2%
Yahoo, Inc.                                                 2,295         75,184
                                                                    ------------
IT CONSULTING & SERVICES--0.3%
Computer Sciences Corp. (a)                                   741         28,247
Electronic Data Systems Corp.                               1,791         38,417
Sungard Data Systems, Inc. (a)                              1,123         29,097
Unisys Corp. (a)                                            1,137         13,962
                                                                    ------------
                                                                         109,723
                                                                    ------------
OFFICE ELECTRONICS--0.1%
Xerox Corp. (a)                                             3,009         31,865
                                                                    ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.2%
Advanced Micro Devices, Inc.                                1,337          8,570
Altera Corp. (a)                                            1,517         24,879
Analog Devices, Inc. (a)                                    1,435         49,967
Applied Materials, Inc. (a)                                 6,369   $    101,012
Applied Micro Circuits Corp. (a)                            1,304          7,889
Broadcom Corp., Class A (a)                                 1,041         25,931
Intel Corp.                                                25,353        526,937
KLA-Tencor Corp. (a)                                          713         33,147
Linear Technology Corp.                                     1,244         40,069
LSI Logic Corp. (a)                                         1,591         11,264
Maxim Integrated Products, Inc.                             1,287         44,003
Micron Technology, Inc.                                     2,324         27,028
National Semiconductor Corp. (a)                              695         13,705
Novellus Systems, Inc. (a)                                    542         19,849
NVIDIA Corp. (a)                                              622         14,312
PMC - Sierra, Inc. (a)                                        698          8,188
QLogic Corp. (a)                                              355         17,157
Teradyne, Inc.                                                776         13,433
Texas Instruments, Inc.                                     6,663        117,269
Xilinx, Inc. (a)                                            1,326         33,561
                                                                    ------------
                                                                       1,138,170
                                                                    ------------
SOFTWARE--4.5%
Adobe Systems, Inc.                                           893         28,639
Autodesk, Inc.                                                400          6,464
BMC Software, Inc. (a)                                        862         14,076
Citrix Systems, Inc. (a)                                      661         13,458
Computer Associates International, Inc.                     2,239         49,885
Compuware Corp. (a)                                         1,536          8,863
Electronic Arts, Inc. (a)                                     578         42,766
Intuit, Inc. (a)                                              813         36,203
Mercury Interactive Corp. (a)                                 307         11,853
Microsoft Corp.                                            41,615      1,065,760
Novell, Inc. (a)                                            1,136          3,499
Oracle Corp. (a)                                           20,210        242,924
Parametric Technology Corp. (a)                               691          2,108
PeopleSoft, Inc. (a)                                        1,281         22,533
Siebel Systems, Inc. (a)                                    1,775         16,934
Symantec Corp. (a)                                            547         23,991
Veritas Software Corp. (a)                                  1,602         45,929
                                                                    ------------
                                                                       1,635,885
                                                                    ------------

MATERIALS--2.6%
CHEMICALS--1.4%
Air Products & Chemicals, Inc.                                892         37,107
Dow Chemical Co.                                            3,514        108,793
Du Pont EI de Nemours & Co.                                 3,824        159,231
Eastman Chemical Co.                                          267          8,456
Ecolab, Inc.                                                1,020         26,112
Engelhard Corp.                                               484         11,989
Great Lakes Chemical Corp.                                    155          3,162
Hercules, Inc.                                                383          3,792
International Flavors &
   Fragrances, Inc.                                           327         10,441
Monsanto Co.                                                  955         20,666
PPG Industries, Inc.                                          669         33,945
Praxair, Inc.                                                 626         37,623
Rohm & Haas Co.                                               881         27,337
Sigma-Aldrich Corp.                                           253         13,708
                                                                    ------------
                                                                         502,362
                                                                    ------------

                       See Notes to Investment Portfolio.

                                                        SHARES         VALUE
                                                     ------------   ------------
CONSTRUCTION MATERIALS--0.0%
Vulcan Materials Co.                                          422   $     15,644
                                                                    ------------
CONTAINERS & PACKAGING--0.2%
Ball Corp.                                                    190          8,647
Bemis Co., Inc.                                               198          9,266
Pactiv Corp. (a)                                              672         13,245
Sealed Air Corp. (a)                                          290         13,821
Temple-Inland, Inc.                                           213          9,140
                                                                    ------------
                                                                          54,119
                                                                    ------------
METALS & MINING--0.5%
Alcoa, Inc.                                                 3,268         83,334
Allegheny Technologies, Inc.                                  282          1,861
Freeport-McMoRan
   Copper & Gold, Inc., Class B                               580         14,210
Newmont Mining Corp.                                        1,589         51,579
Nucor Corp.                                                   294         14,362
Phelps Dodge Corp. (a)                                        314         12,039
United States Steel Corp.                                     409          6,695
Worthington Industries, Inc.                                  301          4,033
                                                                    ------------
                                                                         188,113
                                                                    ------------
PAPER & FOREST PRODUCTS--0.5%
Boise Cascade Corp.                                           250          5,975
Georgia-Pacific Corp.                                         909         17,226
International Paper Co.                                     1,820         65,029
Louisiana-Pacific Corp. (a)                                   370          4,011
MeadWestvaco Corp.                                            811         20,032
Weyerhaeuser Co.                                              857         46,278
                                                                    ------------
                                                                         158,551
                                                                    ------------

TELECOMMUNICATION SERVICES--3.8%
DIVERSIFIED TELECOMMUNICATION--3.3%
Alltel Corp.                                                1,243         59,937
AT&T Corp.                                                  3,044         58,597
BellSouth Corp.                                             7,149        190,378
CenturyTel, Inc.                                              588         20,492
Citizens Communications Co.                                 1,079         13,908
Qwest Communications
   International, Inc.                                      6,656         31,816
SBC Communications, Inc.                                   12,906        329,748
Sprint Corp. (FON Group)                                    3,492         50,285
Verizon Communications, Inc.                               10,676        421,168
                                                                    ------------
                                                                       1,176,329
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
AT&T Wireless Services, Inc. (a)                           10,488         86,106
Nextel Communications, Inc.,
   Class A (a)                                              3,997         72,266
Sprint Corp. (PCS Group) (a)                                3,746         21,540
                                                                    ------------
                                                                         179,912
                                                                    ------------
UTILITIES--2.8%
ELECTRIC UTILITIES--2.2%
Allegheny Energy, Inc. (a)                                    367   $      3,101
Ameren Corp.                                                  603         26,592
American Electric Power Co., Inc.                           1,521         45,371
Cinergy Corp.                                                 678         24,944
CMS Energy Corp. (a)                                          400          3,240
Consolidated Edison, Inc.                                     860         37,221
Constellation Energy Group, Inc.                              608         20,854
Dominion Resources, Inc.                                    1,190         76,481
DTE Energy Co.                                                629         24,305
Edison International (a)                                    1,206         19,815
Entergy Corp.                                                 869         45,866
Exelon Corp.                                                1,252         74,882
FirstEnergy Corp.                                           1,159         44,564
FPL Group, Inc.                                               726         48,533
PG&E Corp. (a)                                              1,622         34,305
Pinnacle West Capital Corp.                                   312         11,684
PPL Corp.                                                     657         28,251
Progress Energy, Inc.                                         929         40,783
Public Service Enterprise Group, Inc.                         900         38,025
Southern Co.                                                2,760         86,002
TECO Energy, Inc.                                             600          7,194
TXU Corp.                                                   1,200         26,940
Xcel Energy, Inc.                                           1,457         21,913
                                                                    ------------
                                                                         790,866
                                                                    ------------
GAS UTILITIES--0.3%
KeySpan Corp.                                                 569         20,171
Kinder Morgan, Inc.                                           446         24,374
Nicor, Inc.                                                   145          5,381
NiSource, Inc.                                              1,009         19,171
Peoples Energy Corp.                                          152          6,519
Sempra Energy                                                 780         22,253
                                                                    ------------
                                                                          97,869
                                                                    ------------
MULTI-UTILITIES--0.3%
AES Corp.(a)                                                2,526         16,040
Calpine Corp. (a)                                           1,526         10,072
Centerpoint Energy, Inc.                                    1,093          8,908
Duke Energy Corp.                                           3,461         69,047
Dynegy, Inc.                                                1,600          6,720
Mirant Corp. (a)                                            1,228          3,561
Williams Cos., Inc.                                         2,058         16,258
                                                                    ------------
                                                                         130,606
                                                                    ------------
TOTAL COMMON STOCKS
   (cost of $38,852,813)                                              34,801,143
                                                                    ------------

                       See Notes to Investment Portfolio.

                                                          PAR          VALUE
                                                     ------------   ------------
U.S. GOVERNMENT OBLIGATION--0.2%
GOVERNMENT ISSUES--0.2%
U.S. Treasury Bills,
   0.900%, 09/11/03
   (cost of $69,874)(c)                              $     70,000   $     69,874
                                                                    ------------

SHORT-TERM OBLIGATION--2.6%
Repurchase agreement with State
   Street Bank & Trust Co., dated 6/30/03,
   due 07/01/03 at 1.000%, collateralized
   by U.S. Treasury Bond maturing
   2/15/29, market value $975,063
   (repurchase proceeds $954,027)
   (cost of $954,000)                                     954,000        954,000
                                                                    ------------
TOTAL INVESTMENTS--99.6%
   (cost of $39,876,687)(d)                                           35,825,017
                                                                    ------------
OTHER ASSETS & LIABILITIES, NET--0.4%                                    135,831
                                                                    ------------
NET ASSETS--100.0%                                                  $ 35,960,848
                                                                    ============


NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing.
(b) Investments in Affiliates during the six months ended June 30, 2003:
    Security Name: Fleet Boston Financial Corp., the parent company of the investment manager (see Note 3).

    Shares as of 12/31/02:              3,612
    Shares purchased:                     485
    Shares sold:                           53
    Shares as of 06/30/03:              4,044
    Net realized loss:              $     785
    Dividend income earned:         $   2,629
    Value at end of period:         $ 120,147

(c) This security, or portion thereof, with total market value of $69,874 is being used to collateralize the futures contracts shown below.
(d) Cost for both financial statements and federal income tax purposes is the same.

Long futures contracts open on June 30, 2003:

                    NUMBER OF    EXPIRATION     UNREALIZED
TYPE                CONTRACTS      MONTH       DEPRECIATION
----                ---------    ----------    ------------
S&P Mini 500           21         September     $  (37,200)
                                                ==========

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Liberty S&P 500 Index Fund, Variable Series / June 30, 2003 (Unaudited)

ASSETS:
Investments, at cost                                                $  39,876,687
                                                                    -------------
Investments, at value                                               $  35,825,017
Cash                                                                          643
Receivable for:
   Fund shares sold                                                       362,519
   Interest                                                                    27
   Dividends                                                               42,101
   Futures variation margin                                                    78
Deferred Trustees' compensation plan                                        1,367
Other assets                                                                3,668
                                                                    -------------
     TOTAL ASSETS                                                      36,235,420
                                                                    -------------
LIABILITIES:
Expense reimbursement due to Distributor                                    1,706
Payable for:
   Fund shares repurchased                                                234,310
   Distribution fee--Class B                                                  823
   Management fee                                                          11,662
   Transfer agent fee                                                         594
   Audit fee                                                                9,361
   Custody fee                                                              3,417
   Reports to shareholders                                                 11,332
Deferred Trustees' fee                                                      1,367
                                                                    -------------
     TOTAL LIABILITIES                                                    274,572
                                                                    -------------
NET ASSETS                                                          $  35,960,848
                                                                    =============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                     $  43,273,216
Undistributed net investment income                                       155,839
Accumulated net realized loss                                          (3,379,337)
Net unrealized depreciation on:
   Investments                                                         (4,051,670)
   Futures contracts                                                      (37,200)
                                                                    -------------
NET ASSETS                                                          $  35,960,848
                                                                    =============
CLASS A:
Net assets                                                          $      71,947
Shares outstanding                                                          8,505
                                                                    =============
Net asset value per share                                           $        8.46
                                                                    =============
CLASS B:
Net assets                                                          $  35,888,901
Shares outstanding                                                      4,254,777
                                                                    =============
Net asset value per share                                           $        8.43
                                                                    =============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Liberty S&P 500 Index Fund, Variable Series
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends                                                           $     264,805
Interest                                                                    5,071
                                                                    -------------
   Total Investment Income                                                269,876
                                                                    -------------
EXPENSES:
Management fee                                                             60,420
Distribution fee--Class B                                                  37,680
Pricing and bookkeeping fees                                                4,818
Transfer agent fee                                                          3,720
Trustees' fee                                                               2,701
Custody fee                                                                12,002
Audit fee                                                                   8,604
Other expenses                                                              1,879
                                                                    -------------
   Total Expenses                                                         131,824
Fees reimbursed by Distributor--Class B                                   (18,566)
Custody earnings credit                                                       (13)
                                                                    -------------
   Net Expenses                                                           113,245
                                                                    -------------
Net Investment Income                                                     156,631
                                                                    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                                                           (499,845)
   Futures contracts                                                      122,567
                                                                    -------------
     Net realized loss                                                   (377,278)
                                                                    -------------
Net change in unrealized appreciation/depreciation on:
   Investments                                                          3,590,150
   Futures contracts                                                      (11,785)
                                                                    -------------
     Net change in unrealized appreciation/depreciation                 3,578,365
                                                                    -------------
Net Gain                                                                3,201,087
                                                                    -------------
Net Increase in Net Assets from Operations                          $   3,357,718
                                                                    =============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Liberty S&P 500 Index Fund, Variable Series

                                                                               (UNAUDITED)
                                                                               SIX MONTHS
                                                                                  ENDED        YEAR ENDED
                                                                                JUNE 30,      DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                                2003            2002
---------------------------------                                             ------------    ------------
OPERATIONS:
Net investment income                                                         $    156,631    $    245,814
Net realized loss on investments and futures contracts                            (377,278)     (2,364,659)
Net change in unrealized appreciation/depreciation on investments and
   futures contracts                                                             3,578,365      (5,099,064)
                                                                              ------------    ------------
        Net Increase (Decrease) from Operations                                  3,357,718      (7,217,909)
                                                                              ------------    ------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                                                                              --            (587)
   Class B                                                                              --        (243,630)
Return of capital:
   Class A                                                                              --             (53)
   Class B                                                                              --         (21,942)
                                                                              ------------    ------------
Total Distributions Declared to Shareholders                                            --        (266,212)
                                                                              ------------    ------------
SHARE TRANSACTIONS:
Class A:
   Distributions reinvested                                                             --             640
                                                                              ------------    ------------
        Net Increase                                                                    --             640
                                                                              ------------    ------------
Class B:
   Subscriptions                                                                 5,545,118      13,853,223
   Distributions reinvested                                                             --         265,572
   Redemptions                                                                  (1,768,215)     (6,727,578)
                                                                              ------------    ------------
        Net Increase                                                             3,776,903       7,391,217
                                                                              ------------    ------------
Net Increase from Share Transactions                                             3,776,903       7,391,857
                                                                              ------------    ------------
Total Increase (Decrease) in Net Assets                                          7,134,621         (92,264)
NET ASSETS:
Beginning of period                                                             28,826,227      28,918,491
                                                                              ------------    ------------
End of period (including undistributed net investment income of $155,839 and
   overdistributed net investment income of $(792))                           $ 35,960,848    $ 28,826,227
                                                                              ============    ============
CHANGES IN SHARES:
Class A:
   Issued for distributions reinvested                                                  --              85
                                                                              ------------    ------------
        Net Increase                                                                    --              85
                                                                              ------------    ------------
Class B:
   Subscriptions                                                                   683,736       1,597,362
   Issued for distributions reinvested                                                  --          35,222
   Redemptions                                                                    (227,166)       (749,858)
                                                                              ------------    ------------
        Net Increase                                                               456,570         882,726
                                                                              ------------    ------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Liberty S&P 500 Index Fund, Variable Series / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

   ORGANIZATION--Liberty S&P 500 Index Fund, Variable Series (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek capital appreciation by matching the performance of a benchmark index that measures the investment returns of stocks of large U.S. companies. The Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. The Fund offers two classes of shares: Class A and Class B. Each share of a class represents an equal proportionate beneficial interest in that share class and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of their share class available for distribution to shareholders upon liquidation of the Fund. Shares of the Fund are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On April 1, 2003, Liberty Advisory Services Corp., the investment advisor to the Fund and Colonial Management Associates, Inc. ("Colonial"), the sub-advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect wholly owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Liberty Advisory Services Corp. and Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Columbia provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund. Columbia also provides pricing and bookkeeping services to the Fund. Liberty Funds Distributor, Inc. ("LFD"), an affiliate of Columbia, serves as the principal underwriter of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION AND TRANSACTIONS--Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Short-term obligations with a maturity of greater than 60 days are valued at their market yield.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS--All income, expenses (other than the Class B distribution fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share data and ratios reflect the distribution fee applicable to Class B shares only.

   FEDERAL INCOME TAXES--Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

   DISTRIBUTIONS TO SHAREHOLDERS--The Fund intends to distribute as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of investments. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution. Income and capital gain distributions are determined in accordance with federal income tax regulations.

   OTHER--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

   Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of December 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

     YEAR OF                           CAPITAL LOSS
    EXPIRATION                         CARRYFORWARD
    ----------                         ------------
       2008                            $     19,479
       2009                                 243,840
       2010                               1,209,651
                                       ------------
                                       $  1,472,970
                                       ============

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

   MANAGEMENT FEE--Columbia receives a monthly fee equal to 0.40% annually of the Fund's average daily net assets. Columbia, out of the management fee it receives, pays State Street Global Advisors ("SSgA") a sub-advisory fee at the annual rate of $25,000 on average daily net assets up to $50 million and 0.05% on average daily net assets thereafter.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. The Fund also pays out-of-pocket costs for pricing services.

   TRANSFER AGENT FEE--Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for an annual rate of $7,500.

   DISTRIBUTION FEE--The Fund has adopted a 12b-1 plan, which requires it to pay LFD a monthly distribution fee equal to 0.25% annually of Class B average daily net assets.

   EXPENSE LIMITS--Columbia and LFD have voluntarily agreed to reimburse all expenses, including management fees and distribution fees, but excluding interest, taxes, brokerage and extraordinary expenses incurred by the Fund in excess of 0.75% annually of the Fund's average daily net assets. LFD will first reimburse the Class B distribution fee up to 0.25% annually to reach the 0.75% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed to reach the expense limit, Columbia will then waive a portion of its management fee to reach the expense limit. This arrangement may be terminated or modified by Columbia or LFD at any time.

   OTHER--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $13 of custody fees were reduced by balance credits for the six months ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

   INVESTMENT ACTIVITY--For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $4,250,145 and $732,365, respectively.

Unrealized appreciation (depreciation) at June 30, 2003, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation        $  2,628,294
     Gross unrealized depreciation          (6,679,964)
                                          ------------
     Net unrealized depreciation          $ (4,051,670)
                                          ============

   OTHER--The Fund may purchase or sell futures contracts. The Fund will use these instruments to hedge against the effects of changes in the portfolio securities due to market conditions and not for trading purposes. The use of futures contracts involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by Columbia of the future direction of the market or stock price or interest rate trends. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

FINANCIAL HIGHLIGHTS
Liberty S&P 500 Index Fund, Variable Series--Class A Shares

Selected data for a share outstanding throughout each period is as follows:

                                                       (UNAUDITED)
                                                       SIX MONTHS                                               PERIOD
                                                          ENDED             YEAR ENDED DECEMBER 31,              ENDED
                                                         JUNE 30,        -----------------------------        DECEMBER 31,
                                                          2003               2002             2001              2000(a)
                                                      ------------       ------------     ------------       -------------
Net Asset Value, Beginning of Period                  $       7.59       $       9.90     $      11.31       $       12.00
                                                      ------------       ------------     ------------       -------------
Income from Investment Operations:
Net investment income (b)                                     0.05               0.09             0.07                0.07
Net realized and unrealized gain (loss) on
   investments and futures contracts                          0.82              (2.32)           (1.42)              (0.70)
                                                      ------------       ------------     ------------       -------------
        Total from Investment Operations                      0.87              (2.23)           (1.35)              (0.63)
                                                      ------------       ------------     ------------       -------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                      --              (0.07)           (0.06)              (0.06)
Return of capital                                               --              (0.01)              --                  --
                                                      ------------       ------------     ------------       -------------
        Total Distributions Declared to
         Shareholders                                           --              (0.08)           (0.06)              (0.06)
                                                      ------------       ------------     ------------       -------------
NET ASSET VALUE, END OF PERIOD                        $       8.46       $       7.59     $       9.90       $       11.31
                                                      ============       ============     ============       =============
Total return (c)(d)                                          11.46%(e)         (22.55)%         (11.98)%(f)          (5.29)%(f)(e)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (g)                                                  0.62%(h)           0.64%            0.75%               0.75%(h)
Net investment income (g)                                     1.16%(h)           0.99%            0.72%               0.89%(h)
Waiver/reimbursement                                            --                 --             0.28%               0.36%(h)
Portfolio turnover rate                                          2%(e)             17%               7%                  2%(e)
Net assets, end of period (000's)                     $         72       $         65     $         83       $          95

(a) For the period from commencement of operation May 30, 2000 to December 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested.
(d) Total return figures do not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(e) Not annualized.
(f) Had the Manager not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h) Annualized.

PORTFOLIO MANAGERS DISCUSSION
Liberty Select Value Fund, Variable Series / June 30, 2003

   Liberty Select Value Fund, Variable Series seeks long-term growth.

   Daniel K. Cantor and Jeffrey C. Kinzel are co-managers of the fund. Mr. Cantor has been affiliated with Columbia Management Advisors, Inc. and its predecessors since 1985. Mr. Kinzel has been with the firm and its predecessors since 1991.

CONSERVATIVE STRATEGY RESTRAINED PERFORMANCE

The fund continued to focus on stable, less risky value stocks during the period. This strategy, which helped the fund outperform in previous periods, restrained performance during the past six months as more aggressive stocks did particularly well. Stock selection in the technology, consumer discretionary and health care sectors also hampered the fund's performance relative to its benchmark and peer group.

   The reporting period was marked by a sharp shift in investor sentiment. Uncertainty related to the war in Iraq dominated the first quarter of 2003, resulting in weak equity returns. However, in the second quarter, expectations for economic recovery fueled a strong rally. Investors responded favorably to the relatively swift end to the major fighting in Iraq, further interest rate cuts and increasing consumer confidence. Legislation that included reductions in dividend and capital gains tax rates further buoyed the market. With investors demonstrating an increased appetite for risk, aggressive, volatile stocks were the top performers. Among the biggest gainers were technology stocks and companies with high amounts of debt on their balance sheets.

ECLECTIC MIX OF GOOD AND POOR PERFORMERS

Dean Foods, a leading dairy processor, and Cendant, a diversified travel and real estate company (2.6% and 1.5% of net assets, respectively), contributed most positively to the fund's performance. Other strong gains came from AMR, the parent company of American Airlines, and Federated Department Stores, Inc., the country's largest upscale department store company (0.6% and 1.9% of net assets, respectively).

   Individual issues that hurt performance included HCA, the nation's largest for-profit hospital company, and Pepsi Bottling Group (0.7% and 0.8% of net assets, respectively). HCA declined because hospital admissions growth was lower than expected and because a potential regulatory change could have a negative impact on earnings. Pepsi Bottling Group performed poorly primarily because cold weather and a lull in new product introductions hurt first quarter sales and earnings.

A GRADUAL CHANGE IN STRATEGY

During the period, we pared back investments in several defensive stocks to create a somewhat more aggressively positioned portfolio. We eliminated the fund's position in Patterson Dental, a manufacturer of dental supplies, because we believed the shares were fully valued, and we trimmed our holdings in Ecolab and Zebra Technologies (0.3% and 1.1% of net assets, respectively). We gradually added to more cyclical areas, such as paper companies Georgia-Pacific and Meadwestvaco (1.2% and 1.1% of net assets, respectively), as well as Carlisle Companies (1.1% of net assets), a diversified industrial firm. We expect these companies to benefit from an economic recovery.

   We continue to manage the fund consistent with our objective of running a concentrated portfolio of about 100 securities. During the period we increased the number of investments to 101 from 97 at the start of the year. In addition, we lowered our cash and cash equivalents from 8.9 to 4.7% of net assets.

OUTLOOK

We continue to focus on identifying well-managed companies in good or improving businesses with attractive valuations. We believe that the pendulum favoring aggressive stocks may have swung too far, and that the market could rotate back to the higher quality names that the fund tends to favor. Longer term, the lower capital gains tax rate included in President Bush's fiscal package is likely to help stocks. More importantly, the reduction in taxes on dividends should benefit value stocks disproportionately, as they tend to pay higher dividends than growth stocks.


Economic and market conditions can frequently change. There is no assurance that the trends described here will continue or commence.

An investment in the Liberty Select Value Fund, Variable Series offers the potential for long-term growth, but also involves certain risks, including stock market fluctuations due to economic and business developments. The value and returns earned on an investment in the fund may also be affected by stock market fluctuations. Mid-cap stocks can present special risks including greater price volatility than stocks of larger, more established companies.

Holdings are disclosed as of June 30, 2003, and are subject to change.

PERFORMANCE INFORMATION
Liberty Select Value Fund, Variable Series / June 30, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (%)

                               (CUMULATIVE)
                                 6-MONTH        1-YEAR       LIFE
------------------------------------------------------------------
Class A (5/30/00)                  7.59         -6.17        3.24
S&P MidCap 400 Index(1)           12.41         -0.71        1.45

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 5/30/00 - 6/30/03

                                 CLASS A SHARES   S&P MIDCAP 400 INDEX
                 May-00               $  10,200              $  10,000
06/01/2000 - 06/30/2000               $  10,066              $  10,147
07/01/2000 - 07/31/2000               $  10,333              $  10,307
08/01/2000 - 08/31/2000               $  11,184              $  11,459
09/01/2000 - 09/30/2000               $  10,983              $  11,381
10/01/2000 - 10/31/2000               $  11,034              $  10,995
11/01/2000 - 11/30/2000               $  10,309              $  10,165
12/01/2000 - 12/31/2000               $  11,139              $  10,942
01/01/2001 - 01/31/2001               $  11,551              $  11,186
02/01/2001 - 02/28/2001               $  11,206              $  10,548
03/01/2001 - 03/31/2001               $  10,961              $   9,764
04/01/2001 - 04/30/2001               $  11,769              $  10,841
05/01/2001 - 05/31/2001               $  12,106              $  11,094
06/01/2001 - 06/30/2001               $  11,870              $  11,049
07/01/2001 - 07/31/2001               $  11,971              $  10,885
08/01/2001 - 08/31/2001               $  11,676              $  10,529
09/01/2001 - 09/30/2001               $  10,238              $   9,219
10/01/2001 - 10/31/2001               $  10,439              $   9,626
11/01/2001 - 11/30/2001               $  11,070              $  10,343
12/01/2001 - 12/31/2001               $  11,533              $  10,876
01/01/2002 - 01/31/2002               $  11,626              $  10,819
02/01/2002 - 02/28/2002               $  11,828              $  10,832
03/01/2002 - 03/31/2002               $  12,377              $  11,607
04/01/2002 - 04/30/2002               $  12,411              $  11,552
05/01/2002 - 05/31/2002               $  12,444              $  11,357
06/01/2002 - 06/30/2002               $  11,760              $  10,526
07/01/2002 - 07/31/2002               $  10,923              $   9,505
08/01/2002 - 08/31/2002               $  11,000              $   9,553
09/01/2002 - 09/30/2002               $   9,835              $   8,783
10/01/2002 - 10/31/2002               $  10,038              $   9,164
11/01/2002 - 11/30/2002               $  10,620              $   9,694
12/01/2002 - 12/31/2002               $  10,256              $   9,296
01/01/2003 - 01/31/2003               $   9,993              $   9,024
02/01/2003 - 02/28/2003               $   9,764              $   8,810
03/01/2003 - 03/31/2003               $   9,764              $   8,884
04/01/2003 - 04/30/2003               $  10,384              $   9,528
05/01/2003 - 05/31/2003               $  10,978              $  10,318
                 Jun-03               $  11,035              $  10,451

NET ASSET VALUE PER SHARE ($)   12/31/02        6/30/03
--------------------------------------------------------
Class A                          12.12           13.04

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of all distributions. The S&P (Standard & Poor's) MidCap 400 Index is an unmanaged index that tracks the performance of middle-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

(1) Index performance is from May 31, 2000.

INVESTMENT PORTFOLIO
Liberty Select Value Fund, Variable Series / June 30, 2003 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS--99.2%
CONSUMER DISCRETIONARY--18.9%
AUTO COMPONENTS--4.2%
Gentex Corp. (a)                                            9,700   $    296,917
Johnson Controls, Inc.                                      3,000        256,800
Lear Corp. (a)                                              7,900        363,558
Superior Industries
   International                                            7,400        308,580
                                                                    ------------
                                                                       1,225,855
                                                                    ------------
HOTELS RESTAURANTS & LEISURE--4.7%
Brinker International,
   Inc. (a)                                                14,000        504,280
Darden Restaurants, Inc.                                    8,700        165,126
Harrah's Entertainment,
   Inc. (a)                                                 5,300        213,272
International Game Technology,
   Inc.                                                     3,000        306,990
Six Flags, Inc. (a)                                        28,000        189,840
                                                                    ------------
                                                                       1,379,508
                                                                    ------------
HOUSEHOLD DURABLES--1.2%
Newell Rubbermaid, Inc.                                    12,600        352,800
                                                                    ------------
LEISURE EQUIPMENT & PRODUCTS--0.8%
Mattel, Inc.                                               12,600        238,392
                                                                    ------------
MEDIA--2.5%
Knight-Ridder, Inc.                                         3,300        227,469
Mediacom Communications
   Corp. (a)                                               18,800        185,556
The New York Times Co.,
   Class A                                                  7,000        318,500
                                                                    ------------
                                                                         731,525
                                                                    ------------
MULTI-LINE RETAIL--1.9%
Federated Department Stores,
   Inc.                                                    15,000        552,750
                                                                    ------------
SPECIALTY RETAIL--3.1%
Borders Group, Inc. (a)                                    13,100        230,691
Ross Stores, Inc.                                           4,400        188,056
TJX Companies., Inc.                                       26,000        489,840
                                                                    ------------
                                                                         908,587
                                                                    ------------
TEXTILES & APPAREL--0.5%
Wolverine World Wide, Inc.                                  7,100        136,746
                                                                    ------------

CONSUMER STAPLES--5.5%
BEVERAGES--0.8%
Pepsi Bottling Group, Inc.                                 12,000        240,240
                                                                    ------------
FOOD PRODUCTS--3.1%
Dean Foods Co. (a)                                         24,300        765,450
Hormel Foods Corp.                                          5,900        139,830
                                                                    ------------
                                                                         905,280
                                                                    ------------
PERSONAL PRODUCTS--1.6%
Avon Products, Inc.                                         7,400        460,280
                                                                    ------------

ENERGY--7.4%
ENERGY EQUIPMENT & SERVICES--3.2%
BJ Services Co. (a)                                         5,400        201,744
Noble Corp. (a)                                             8,200        281,260
Transocean, Inc. (a)                                       12,650   $    277,920
Weatherford International,
   Ltd. (a)                                                 4,400        184,360
                                                                    ------------
                                                                         945,284
                                                                    ------------
OIL & GAS--4.2%
Amerada Hess Corp.                                          7,100        349,178
Occidental Petroleum Corp.                                  6,100        204,655
XTO Energy, Inc.                                           32,833        660,272
                                                                    ------------
                                                                       1,214,105
                                                                    ------------

FINANCIALS--22.1%
BANKS--11.2%
Banknorth Group, Inc.                                      11,800        301,136
Charter One Financial, Inc.                                 9,895        308,526
City National Corp.                                         6,300        280,728
Cullen/Frost Bankers, Inc.                                  3,800        121,980
Golden West Financial Corp.                                 8,600        688,086
Greenpoint Financial Corp.                                  9,000        458,460
North Fork Bancorporation, Inc.                            13,900        473,434
Sovereign Bancorp, Inc.                                    26,500        414,725
Webster Financial Corp.                                     6,100        230,580
                                                                    ------------
                                                                       3,277,655
                                                                    ------------
DIVERSIFIED FINANCIALS--4.4%
Bear Stearns Cos., Inc.                                     3,700        267,954
Citigroup, Inc.                                             6,831        292,367
Janus Capital Group, Inc.                                  30,700        503,480
Lehman Brothers Holdings, Inc.                              3,500        232,680
                                                                    ------------
                                                                       1,296,481
                                                                    ------------
INSURANCE--6.5%
AMBAC Financial Group, Inc.                                 7,250        480,312
Cincinnati Financial Corp.                                  3,300        122,397
Loews Corp.                                                 3,300        156,057
Nationwide Financial Services,
   Class A                                                  5,300        172,250
PMI Group, Inc.                                            12,300        330,132
Radian Group, Inc.                                          9,900        362,835
St. Paul Companies, Inc.                                    7,900        288,429
                                                                    ------------
                                                                       1,912,412
                                                                    ------------

HEALTH CARE--4.9%
HEALTH CARE EQUIPMENT & SUPPLIES--1.0%
Biomet, Inc.                                               10,000        286,600
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES--3.9%
Anthem, Inc. (a)                                            2,700        208,305
First Health Group Corp. (a)                               15,800        436,080
HCA, Inc.                                                   6,800        217,872
WellPoint Health Networks (a)                               3,200        269,760
                                                                    ------------
                                                                       1,132,017
                                                                    ------------

INDUSTRIALS--11.8%
AEROSPACE & DEFENSE--0.9%
Alliant Techsystems, Inc. (a)                               3,300        171,303
Northrop Grumman Corp.                                      1,200        103,548
                                                                    ------------
                                                                         274,851
                                                                    ------------

                       See Notes to Investment Portfolio.

                                                        SHARES          VALUE
                                                     ------------   ------------
AIR FREIGHT & LOGISTICS--0.6%
CNF, Inc.                                                   6,500   $    164,970
                                                                    ------------
AIRLINES--0.6%
AMR Corp. (a)                                              16,600        182,600
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES--4.1%
The Brinks Co.                                             18,000        262,260
Cendant Corp. (a)                                          24,400        447,008
DST Systems, Inc. (a)                                       6,500        247,000
Manpower, Inc.                                              6,700        248,503
                                                                    ------------
                                                                       1,204,771
                                                                    ------------
ELECTRICAL EQUIPMENT--0.4%
Ametek, Inc.                                                3,000        109,950
                                                                    ------------
INDUSTRIAL CONGLOMERATES--1.1%
Carlisle Cos., Inc.                                         7,900        333,064
                                                                    ------------
MACHINERY--4.1%
Dover Corp.                                                 4,800        143,808
Ingersoll-Rand Co.                                          6,000        283,920
Mueller Industries, Inc. (a)                                4,700        127,417
Navistar International Corp. (a)                           14,300        466,609
Parker Hannifin Corp.                                       4,000        167,960
                                                                    ------------
                                                                       1,189,714
                                                                    ------------

INFORMATION TECHNOLOGY--10.1%
COMMUNICATIONS EQUIPMENT--0.9%
Andrew Corp. (a)                                           28,900        265,880
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--5.9%
Amphenol Corp. (a)                                         10,000        468,200
Arrow Electronics, Inc. (a)                                10,400        158,496
AVX Corp.                                                  13,600        149,464
Littelfuse, Inc. (a)                                       11,000        245,960
Millipore Corp. (a)                                         7,900        350,523
Varian, Inc. (a)                                            6,700        232,289
Vishay Intertechnology, Inc. (a)                            9,450        124,740
                                                                    ------------
                                                                       1,729,672
                                                                    ------------
INFORMATION TECHNOLOGY CONSULTING & SERVICES--1.1%
Affiliated Computer
   Services, Inc. (a)                                       6,900        315,537
                                                                    ------------
OFFICE ELECTRONICS--1.1%
Zebra Technologies Corp. (a)                                4,200        315,798
                                                                    ------------
SOFTWARE--1.1%
Reynolds & Reynolds Co.                                    11,100        317,016
                                                                    ------------

MATERIALS--11.1%
CHEMICALS--7.7%
Air Products & Chemicals, Inc.                              6,800        282,880
Eastman Chemical Co.                                        9,100        288,197
Ecolab, Inc.                                                3,600         92,160
Engelhard Corp.                                             8,500        210,545
International Flavors &
   Fragrances, Inc.                                        12,900        411,897
Lubrizol Corp.                                              7,900        244,821
OM Group, Inc. (a)                                          4,700         69,231
PPG Industries, Inc.                                        6,700   $    339,958
Praxair, Inc.                                               5,300        318,530
                                                                    ------------
                                                                       2,258,219
                                                                    ------------
CONTAINERS & PACKAGING--0.8%
Packaging Corp. of
   America (a)                                             12,200        224,846
                                                                    ------------
PAPER & FOREST PRODUCTS--2.6%
Boise Cascade Corp.                                         4,500        107,550
Georgia-Pacific Corp.                                      18,100        342,995
MeadWestvaco Corp.                                         12,634        312,060
                                                                    ------------
                                                                         762,605
                                                                    ------------

TELECOMMUNICATION SERVICES--1.4%
WIRELESS TELECOMMUNICATION SERVICES--1.4%
Telephone & Data Systems, Inc.                              8,500        422,450
                                                                    ------------

UTILITIES--6.0%
ELECTRIC UTILITIES--5.4%
Allete, Inc.                                                6,700        177,885
Entergy Corp.                                               5,400        285,012
Exelon Corp.                                                7,850        469,509
PPL Corp.                                                   4,800        206,400
Progress Energy, Inc.                                       9,800        430,220
                                                                    ------------
                                                                       1,569,026
                                                                    ------------
MULTI-UTILITIES & UNREGULATED POWER--0.6%
Energy East Corp.                                           9,300        193,068
                                                                    ------------
TOTAL COMMON STOCKS
   (cost of $28,386,403)                                              29,030,554
                                                                    ------------

                                                         PAR
                                                     ------------
SHORT-TERM OBLIGATION--4.7%
Repurchase agreement with State Street
   Bank & Trust Co., dated
   06/30/03, due 07/01/03 at 1.000%,
   collateralized by a U.S. Treasury
   Bond maturing 02/15/29,
   market value $1,404,752
   (repurchase proceeds $1,372,038)
   (cost of $1,372,000)                              $  1,372,000      1,372,000
                                                                    ------------
TOTAL INVESTMENTS--103.9%
   (cost of $29,758,403) (b)                                          30,402,554
                                                                    ------------
OTHER ASSETS & LIABILITIES, NET--(3.9)%                               (1,141,655)
                                                                    ------------
NET ASSETS--100.0%                                                  $ 29,260,899
                                                                    ============

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing.
(b)  Cost for financial statement and federal income tax purposes is the same.

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Liberty Select Value Fund, Variable Series / June 30, 2003 (Unaudited)

ASSETS:
Investments, at cost                                               $  29,758,403
                                                                   -------------
Investments, at value                                              $  30,402,554
Cash                                                                           3
Receivable for:
   Fund shares sold                                                        1,945
   Interest                                                                   38
   Dividends                                                              18,613
Deferred Trustees' compensation plan                                       1,294
                                                                   -------------
     TOTAL ASSETS                                                     30,424,447
                                                                   -------------
LIABILITIES:
Expense reimbursement due to Distributor                                   1,070
Payable for:
   Fund shares repurchased                                             1,128,986
   Management fee                                                         17,259
   Distribution fee--Class B                                                 237
   Transfer agent fee                                                        594
   Custody fee                                                             1,807
   Reports to Shareholders                                                 6,216
Deferred Trustees' fee                                                     1,294
Other liabilities                                                          6,085
                                                                   -------------
     TOTAL LIABILITIES                                                 1,163,548
                                                                   -------------
NET ASSETS                                                         $  29,260,899
                                                                   =============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                    $  29,644,232
Undistributed net investment income                                       23,929
Accumulated net realized loss                                         (1,051,413)
Net unrealized appreciation on investments                               644,151
                                                                   -------------
NET ASSETS                                                         $  29,260,899
                                                                   =============
CLASS A:
Net assets                                                         $   1,100,369
Shares outstanding                                                        84,366
                                                                   =============
Net asset value per share                                          $       13.04
                                                                   =============
CLASS B:
Net assets                                                         $  28,160,530
Shares outstanding                                                     2,163,022
                                                                   =============
Net asset value per share                                          $       13.02
                                                                   =============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Liberty Select Value Fund, Variable Series
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends                                                          $     157,167
Interest                                                                  12,217
                                                                   -------------
   Total Investment Income                                               169,384
                                                                   -------------
EXPENSES:
Management fee                                                            92,391
Distribution fee--Class B                                                 31,905
Pricing & bookkeeping fees                                                 5,408
Transfer agent fee                                                         3,720
Trustees' fee                                                              2,708
Custody fee                                                                2,838
Audit fee                                                                  8,604
Other expenses                                                             4,717
                                                                   -------------
   Total Expenses                                                        152,291
Fees reimbursed by Distributor--Class B                                   (7,929)
Custody earnings credit                                                       (3)
                                                                   -------------
   Net Expenses                                                          144,359
                                                                   -------------
Net Investment Income                                                     25,025
                                                                   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments                                        (982,265)
Net change in unrealized appreciation/depreciation on investments      3,076,733
                                                                   -------------
Net Gain                                                               2,094,468
                                                                   -------------
Net Increase in Net Assets from Operations                         $   2,119,493
                                                                   =============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Liberty Select Value Fund, Variable Series

                                                                                (UNAUDITED)
                                                                                 SIX MONTHS          YEAR
                                                                                   ENDED            ENDED
                                                                                  JUNE 30,       DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                                  2003             2002
----------------------------------                                             -------------    -------------
OPERATIONS:
Net investment income                                                          $      25,025    $      18,662
Net realized loss on investments                                                    (982,265)         (64,635)
Net change in unrealized appreciation/depreciation on investments                  3,076,733       (2,874,205)
                                                                               -------------    -------------
        Net Increase (Decrease) from Operations                                    2,119,493       (2,920,178)
                                                                               -------------    -------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                                                                                --           (1,387)
   Class B                                                                                --          (20,257)
From net realized gains:
   Class A                                                                                --               --
   Class B                                                                                --               --
                                                                               -------------    -------------
Total Distributions Declared to Shareholders                                              --          (21,644)
                                                                               -------------    -------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                                     439,707          546,422
   Distributions reinvested                                                               --            1,387
   Redemptions                                                                       (54,942)          (9,127)
                                                                               -------------    -------------
        Net Increase                                                                 384,765          538,682
                                                                               -------------    -------------
Class B:
   Subscriptions                                                                   3,623,415       14,432,250
   Distributions reinvested                                                               --           20,257
   Redemptions                                                                    (2,114,167)      (3,803,086)
                                                                               -------------    -------------
        Net Increase                                                               1,509,248       10,649,421
                                                                               -------------    -------------
Net Increase from Share Transactions                                               1,894,013       11,188,103
                                                                               -------------    -------------
Total Increase in Net Assets                                                       4,013,506        8,246,281
NET ASSETS:
Beginning of period                                                               25,247,393       17,001,112
                                                                               -------------    -------------
End of period (including undistributed net investment income of $23,929 and
   overdistributed net investment income of $(1,096))                          $  29,260,899    $  25,247,393
                                                                               =============    =============
CHANGES IN SHARES:
Class A:
   Subscriptions                                                                      36,646           44,354
   Issued for distributions reinvested                                                    --              115
   Redemptions                                                                        (4,440)            (752)
                                                                               -------------    -------------
        Net Increase                                                                  32,206           43,717
                                                                               -------------    -------------
Class B:
   Subscriptions                                                                     298,970        1,069,404
   Issued for distributions reinvested                                                    --            1,685
   Redemptions                                                                      (169,333)        (275,153)
                                                                               -------------    -------------
        Net Increase                                                                 129,637          795,936
                                                                               -------------    -------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Liberty Select Value Fund, Variable Series / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

   ORGANIZATION--Liberty Select Value Fund, Variable Series (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek long-term growth. The Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. The Fund offers two classes of shares: Class A and Class B. Each share of a class represents an equal proportionate beneficial interest in that share class and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of their share class available for distribution to shareholders upon liquidation of the Fund. Shares of the Fund are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On April 1, 2003, Liberty Advisory Services Corp., the investment advisor to the Fund and Colonial Management Associates, Inc. ("Colonial"), the sub-advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect wholly owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Liberty Advisory Services Corp. and Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Columbia provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund. Columbia also provides pricing and bookkeeping services to the Fund. Liberty Funds Distributor, Inc. ("LFD"), an affiliate of Columbia, serves as the principal underwriter of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION AND TRANSACTIONS--Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS--All income, expenses (other than the Class B distribution fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share data and ratios reflect the distribution fee applicable to Class B shares only.

   FEDERAL INCOME TAXES--Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

   DISTRIBUTIONS TO SHAREHOLDERS--The Fund intends to distribute as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of investments. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution. Income and capital gain distributions are determined in accordance with federal income tax regulations.

   OTHER--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of December 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

     YEAR OF                             CAPITAL LOSS
    EXPIRATION                           CARRYFORWARD
    ----------                           ------------
       2010                                $  20,614

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

   MANAGEMENT FEE--Columbia receives a monthly fee equal to 0.70% annually of the Fund's average daily net assets.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. The Fund also pays out-of-pocket costs for pricing services.

   TRANSFER AGENT FEE--Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for an annual rate of $7,500.

   DISTRIBUTION FEE--The Fund has adopted a 12b-1 plan, which requires it to pay LFD a monthly distribution fee equal to 0.25% annually of Class B average daily net assets.

   EXPENSE LIMITS--Columbia and LFD have voluntarily agreed to reimburse all expenses, including management fees and distribution fees, but excluding interest, taxes, brokerage and extraordinary expenses incurred by the Fund, in excess of 1.10% annually of the Fund's average daily net assets. LFD will first reimburse the Class B distribution fee up to 0.25% annually to reach the 1.10% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed to reach the expense limit, Columbia will then waive a portion of its management fee to reach the expense limit. This arrangement may be terminated or modified by Columbia or LFD at any time.

   OTHER--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $3 of custody fees were reduced by balance credits for the six months ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

   INVESTMENT ACTIVITY--For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $6,439,834 and $2,550,298, respectively.

Unrealized appreciation (depreciation) at June 30, 2003, based on cost of investments for federal income tax purposes, was:

Gross unrealized appreciation            $   3,285,061
Gross unrealized depreciation               (2,640,910)
                                         -------------
Net unrealized appreciation              $     644,151
                                         =============

   OTHER--The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

FINANCIAL HIGHLIGHTS
Liberty Select Value Fund, Variable Series--Class A Shares

Selected data for a share outstanding throughout each period is as follows:

                                                       (UNAUDITED)
                                                       SIX MONTHS                                         PERIOD
                                                         ENDED           YEAR ENDED DECEMBER 31,          ENDED
                                                        JUNE 30,        -------------------------      DECEMBER 31,
                                                          2003             2002           2001            2000(a)
                                                      ------------      ----------     ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      12.12      $    13.66     $    13.24      $      12.00
                                                      ------------      ----------     ----------      ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                     0.02            0.03           0.05              0.09
Net realized and unrealized gain (loss)
   on investments                                             0.90           (1.54)          0.42              1.28
                                                      ------------      ----------     ----------      ------------
      Total from Investment Operations                        0.92           (1.51)          0.47              1.37
                                                      ------------      ----------     ----------      ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                      --           (0.03)         (0.03)            (0.07)
From net realized gains                                         --              --          (0.02)               --(c)
Return of capital                                               --              --             --             (0.06)
                                                      ------------      ----------     ----------      ------------
      Total Distributions Declared to Shareholders              --           (0.03)         (0.05)            (0.13)
                                                      ------------      ----------     ----------      ------------
NET ASSET VALUE, END OF PERIOD                        $      13.04      $    12.12     $    13.66      $      13.24
                                                      ============      ==========     ==========      ============
Total return (d)(e)                                           7.59%(f)      (11.07)%         3.55%(g)         11.38%(f)(g)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                                  0.91%(i)        0.93%          1.10%             1.10%(i)
Net investment income (h)                                     0.37%(i)        0.26%          0.34%             1.13%(i)
Waiver/reimbursement                                            --              --           0.48%             1.31%(i)
Portfolio turnover rate                                         10%(f)          21%            15%               26%(f)
Net assets, end of period (000's)                     $      1,100      $      632     $      115      $        111

(a) For the period from commencement of operations on May 30, 2000 to December 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested.
(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(f) Not annualized.
(g) Had the Manager not waived or reimbursed a portion of expenses, total return would have been reduced.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i) Annualized.

PORTFOLIO MANAGER'S DISCUSSION
Newport Tiger Fund, Variable Series / June 30, 2003

   Newport Tiger Fund, Variable Series seeks long-term capital appreciation.

   Eric Sandlund has managed the fund since August 2002.

Early in the six-month period, the war in Iraq, slow economic growth and the SARS (severe acute respiratory syndrome) epidemic had a negative effect on the Asian stock markets. However, once the major military campaigns in Iraq were over and SARS appeared under control, the stock markets began to recover.

   During the six-month period that ended June 30, 2003, the fund benefited from this reversal of fortune in the markets. However, it underperformed its benchmark, the MSCI AC Free Asia ex Japan Index, because of an overweight position in Hong Kong. Hong Kong was severely affected by the SARS epidemic. Performance was also hurt by the fund's position in Infosys Technologies (2.8% of net assets), an India-based technology services company. Infosys's share price declined after forecasting disappointing earnings. We continue to hold Infosys in the portfolio because we believe it has a competitive advantage in the rapidly growing area of technology outsourcing.

SHIFT IN SOME LONG-TERM HOLDINGS

We trimmed some of our long-term holdings in China, Singapore and Hong Kong. In China we reduced Huaneng Power International (3.7% of net assets), which had appreciated nicely. We also sold Legend Group, a personal computer manufacturer, because we were concerned that increased competition from multi-national companies selling into the China market would cut into Legend's market share and profits. In Singapore, we reduced our positions in Singapore Press Holdings (2.7% of net assets) and Venture Corp. (0.8% of net assets). Also we eliminated our position in Singapore Technologies Engineering during the period. We made the biggest reductions in Hong Kong. We pared back on our positions in Hang Seng Bank (2.7% of net assets) and Hong Kong and China Gas (3.9% of net assets).

BUILDING POSITIONS IN SOUTHEAST ASIA

We invested the proceeds from these sales primarily in the Philippines, Indonesia, Taiwan and India, where we favored companies with attractive valuations and prospects for significant growth. In the Philippines and Indonesia, declining interest rates, strengthening currencies relative to the US dollar, and improving economies provided a favorable backdrop for stocks.

We added Philippine Long Distance Telephone (PLDT) (1.4% of net assets), the country's largest integrated telephone company. PLDT has restructured its balance sheet, dramatically reducing its debt and improving its cash flow. We believe the company should be in a position to pay a dividend by 2005.

   In Indonesia, we purchased Astra International (1.2% of net assets), a conglomerate whose core business is selling automobiles and motor cycles in distributorships throughout the Indonesian archipelago. Astra also runs heavy equipment, agriculture and vehicle financing businesses. The company has significantly improved its balance sheet and should benefit from low interest rates. We also invested in Telkom Indonesia (0.9% of net assets). The country's leading wireless company, Telkom Indonesia has been paying an attractive dividend.

   We increased our share in technology companies in Taiwan, whose stock prices had been beaten down below what we thought they were worth. We added to Asustek (1.6% of net assets) and built new positions in Ambit Microsystems, Phoenixtec Power and Realtek Semiconductor (0.9%, 0.4% and 0.9% of net assets, respectively). In an effort to capitalize on the global trend of limiting health care costs, we also invested in Ranbaxy Laboratories Ltd. (1.2% of net assets), a generic pharmaceutical company in India with cost advantages that give it a competitive edge.

GROWING DOMESTIC ECONOMIES SHOULD BENEFIT THE FUND

We believe the fund is well positioned to take advantage of the developing domestic economies of Asia. Many companies are trading at historically low valuations, have good balance sheets and returns on invested capital that either match or exceed their American counterparts. Because exports are a major component of many of the markets in which we invest, an economic recovery in the United States would be an added benefit to the companies in the fund.


Economic and market conditions can frequently change. There is no assurance that the trends described here will continue or commence.

An investment in the Newport Tiger Fund, Variable Series offers long-term growth potential; however, the net asset value of the fund will fluctuate due to economic and political developments and currency exchange rate fluctuations. Many of the Asian countries are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Holdings are disclosed as of June 30, 2003, and are subject to change.

PERFORMANCE INFORMATION
Newport Tiger Fund, Variable Series / June 30, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (%)

                      (CUMULATIVE)
                        6-MONTH        1-YEAR   5-YEAR      LIFE
----------------------------------------------------------------
Class A (5/1/95)            7.59        -4.75     5.56     -1.91
MSCI AC Free Asia
 ex Japan Index(1)          9.85        -4.00     4.93     -4.63

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 5/1/95 - 6/30/03

                                CLASS A SHARES          MSCI AC FREE ASIA EX JAPAN INDEX
                 May-95               $ 11,100                                  $ 11,125
06/01/1995 - 06/30/1995               $ 10,900                                  $ 10,951
07/01/1995 - 07/31/1995               $ 11,200                                  $ 11,157
08/01/1995 - 08/31/1995               $ 10,851                                  $ 10,643
09/01/1995 - 09/30/1995               $ 11,050                                  $ 10,770
10/01/1995 - 10/31/1995               $ 11,000                                  $ 10,584
11/01/1995 - 11/30/1995               $ 11,050                                  $ 10,344
12/01/1995 - 12/31/1995               $ 11,501                                  $ 10,856
01/01/1996 - 01/31/1996               $ 12,661                                  $ 11,700
02/01/1996 - 02/29/1996               $ 12,560                                  $ 11,827
03/01/1996 - 03/31/1996               $ 12,560                                  $ 11,914
04/01/1996 - 04/30/1996               $ 12,510                                  $ 12,342
05/01/1996 - 05/31/1996               $ 12,460                                  $ 12,204
06/01/1996 - 06/30/1996               $ 12,208                                  $ 12,022
07/01/1996 - 07/31/1996               $ 11,552                                  $ 11,135
08/01/1996 - 08/31/1996               $ 11,956                                  $ 11,471
09/01/1996 - 09/30/1996               $ 12,308                                  $ 11,669
10/01/1996 - 10/31/1996               $ 12,207                                  $ 11,447
11/01/1996 - 11/30/1996               $ 12,813                                  $ 11,987
12/01/1996 - 12/31/1996               $ 12,851                                  $ 11,945
01/01/1997 - 01/31/1997               $ 12,750                                  $ 12,193
02/01/1997 - 02/28/1997               $ 12,750                                  $ 12,296
03/01/1997 - 03/31/1997               $ 11,985                                  $ 11,602
04/01/1997 - 04/30/1997               $ 11,781                                  $ 11,429
05/01/1997 - 05/31/1997               $ 12,852                                  $ 11,946
06/01/1997 - 06/30/1997               $ 13,464                                  $ 12,384
07/01/1997 - 07/31/1997               $ 13,668                                  $ 12,488
08/01/1997 - 08/31/1997               $ 11,324                                  $ 10,274
09/01/1997 - 09/30/1997               $ 11,681                                  $ 10,227
10/01/1997 - 10/31/1997               $  9,028                                  $  7,954
11/01/1997 - 11/30/1997               $  8,876                                  $  7,408
12/01/1997 - 12/31/1997               $  8,850                                  $  7,132
01/01/1998 - 01/31/1998               $  7,556                                  $  6,515
02/01/1998 - 02/28/1998               $  9,212                                  $  7,897
03/01/1998 - 03/31/1998               $  9,161                                  $  7,781
04/01/1998 - 04/30/1998               $  8,385                                  $  7,098
05/01/1998 - 05/31/1998               $  7,246                                  $  6,015
06/01/1998 - 06/30/1998               $  6,522                                  $  5,340
07/01/1998 - 07/31/1998               $  6,004                                  $  5,205
08/01/1998 - 08/31/1998               $  5,124                                  $  4,455
09/01/1998 - 09/30/1998               $  6,003                                  $  4,897
10/01/1998 - 10/31/1998               $  7,763                                  $  5,961
11/01/1998 - 11/30/1998               $  8,281                                  $  6,442
12/01/1998 - 12/31/1998               $  8,281                                  $  6,576
01/01/1999 - 01/31/1999               $  7,806                                  $  6,472
02/01/1999 - 02/28/1999               $  7,806                                  $  6,345
03/01/1999 - 03/31/1999               $  8,492                                  $  7,106
04/01/1999 - 04/30/1999               $ 10,338                                  $  8,405
05/01/1999 - 05/31/1999               $  9,652                                  $  8,224
06/01/1999 - 06/30/1999               $ 10,707                                  $  9,509
07/01/1999 - 07/31/1999               $ 10,707                                  $  9,300
08/01/1999 - 08/31/1999               $ 10,760                                  $  9,530
09/01/1999 - 09/30/1999               $ 10,338                                  $  8,863
10/01/1999 - 10/31/1999               $ 11,023                                  $  9,148
11/01/1999 - 11/30/1999               $ 12,342                                  $ 10,017
12/01/1999 - 12/31/1999               $ 13,912                                  $ 10,829
01/01/2000 - 01/31/2000               $ 13,274                                  $ 10,776
02/01/2000 - 02/29/2000               $ 13,646                                  $ 10,551
03/01/2000 - 03/31/2000               $ 14,177                                  $ 10,799
04/01/2000 - 04/30/2000               $ 13,274                                  $  9,809
05/01/2000 - 05/31/2000               $ 12,530                                  $  8,955
06/01/2000 - 06/30/2000               $ 13,857                                  $  9,429
07/01/2000 - 07/31/2000               $ 13,805                                  $  9,026
08/01/2000 - 08/31/2000               $ 13,698                                  $  8,959
09/01/2000 - 09/30/2000               $ 12,742                                  $  7,932
10/01/2000 - 10/31/2000               $ 12,159                                  $  7,309
11/01/2000 - 11/30/2000               $ 11,522                                  $  7,026
12/01/2000 - 12/31/2000               $ 11,736                                  $  7,015
01/01/2001 - 01/31/2001               $ 12,594                                  $  7,918
02/01/2001 - 02/28/2001               $ 11,843                                  $  7,543
03/01/2001 - 03/31/2001               $ 10,396                                  $  6,690
04/01/2001 - 04/30/2001               $ 10,985                                  $  6,700
05/01/2001 - 05/31/2001               $ 10,664                                  $  6,690
06/01/2001 - 06/30/2001               $ 10,342                                  $  6,530
07/01/2001 - 07/31/2001               $ 10,127                                  $  6,283
08/01/2001 - 08/31/2001               $  9,484                                  $  6,185
09/01/2001 - 09/30/2001               $  7,984                                  $  5,213
10/01/2001 - 10/31/2001               $  8,198                                  $  5,494
11/01/2001 - 11/30/2001               $  9,109                                  $  6,228
12/01/2001 - 12/31/2001               $  9,566                                  $  6,746
01/01/2002 - 01/31/2002               $  9,566                                  $  7,015
02/01/2002 - 02/28/2002               $  9,404                                  $  7,067
03/01/2002 - 03/31/2002               $  9,782                                  $  7,542
04/01/2002 - 04/30/2002               $  9,782                                  $  7,618
05/01/2002 - 05/31/2002               $  9,459                                  $  7,446
06/01/2002 - 06/30/2002               $  8,972                                  $  7,075
07/01/2002 - 07/31/2002               $  8,486                                  $  6,807
08/01/2002 - 08/31/2002               $  8,270                                  $  6,687
09/01/2002 - 09/30/2002               $  7,567                                  $  5,951
10/01/2002 - 10/31/2002               $  7,891                                  $  6,253
11/01/2002 - 11/30/2002               $  8,324                                  $  6,585
12/01/2002 - 12/31/2002               $  7,944                                  $  6,184
01/01/2003 - 01/31/2003               $  7,889                                  $  6,235
02/01/2003 - 02/28/2003               $  7,615                                  $  5,983
03/01/2003 - 03/31/2003               $  7,341                                  $  5,703
04/01/2003 - 04/30/2003               $  7,451                                  $  5,883
05/01/2003 - 05/31/2003               $  8,053                                  $  6,391
                 Jun-03               $  8,545                                  $  6,793

NET ASSET VALUE PER SHARE ($)              12/31/02    6/30/03
---------------------------------------------------------------
Class A                                      1.45       1.56

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of all distributions. The MSCI (Morgan Stanley Capital International) AC Free Asia ex Japan Index is an unmanaged index that tracks the performance of equity securities in eleven countries in Asia, excluding Japan and also takes into account local market restrictions on share ownership by foreigners. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

(1)  Index performance is from April 30, 1995.

INVESTMENT PORTFOLIO
Newport Tiger Fund, Variable Series / June 30, 2003 (Unaudited)

                                                          SHARES             VALUE
                                                      ---------------   ---------------
COMMON STOCKS--96.6%
CONSUMER DISCRETIONARY--11.3%
AUTOMOBILES--3.1%
Hyundai Motors Co., Ltd.                                       15,200   $       402,110
PT Astra International Tbk (a)                                596,500           258,483
                                                                        ---------------
                                                                                660,593
                                                                        ---------------
HOTELS, RESTAURANTS & LEISURE--2.4%
Genting Berhad                                                128,000           505,263
                                                                        ---------------
MEDIA--3.8%
Singapore Press Holdings Ltd.                                  54,164           562,943
Television Broadcasts Ltd.                                     66,000           235,710
                                                                        ---------------
                                                                                798,653
                                                                        ---------------
TEXTILES, APPAREL & LUXURY GOODS--2.0%
Li & Fung Ltd.                                                328,000           422,716
                                                                        ---------------

CONSUMER STAPLES--1.1%
FOOD & DRUG RETAILING--0.2%
Convenience Retail Asia Ltd. (a)                              198,000            45,957
                                                                        ---------------
FOOD PRODUCTS--0.9%
Nestle India Ltd.                                              14,800           186,477
                                                                        ---------------

FINANCIALS--27.6%
BANKS--13.3%
Bangkok Bank
  Public Co., Ltd. (a)                                        297,400           395,874
DBS Group Holdings Ltd.                                        32,638           190,925
Hang Seng Bank Ltd.                                            54,300           572,722
Hong Leong Bank Berhad                                        167,000           203,037
Kookmin Bank                                                   13,783           415,394
Public Bank Berhad                                            525,750           417,833
Siam Commercial Bank
  Public Co., Ltd. (a)                                        189,500           162,158
United Overseas Bank Ltd.                                      66,000           464,802
                                                                        ---------------
                                                                              2,822,745
                                                                        ---------------

DIVERSIFIED FINANCIALS--4.3%
Housing Development
  Finance Corp., Ltd.                                          78,108           689,491
Swire Pacific Ltd., Series A                                   50,000           218,000
                                                                        ---------------
                                                                                907,491
                                                                        ---------------
REAL ESTATE--10.0%
City Developments Ltd.                                        133,000           335,380
Henderson Land
  Development Co., Ltd.                                        70,000           200,176
Land & Houses
  Public Co., Ltd.                                          1,827,300           412,630
SM Prime Holdings, Inc.                                     2,599,000           286,806
Sun Hung Kai Properties Ltd.                                  173,000           871,861
                                                                        ---------------
                                                                              2,106,853
                                                                        ---------------
HEALTH CARE--4.2%
PHARMACEUTICALS--4.2%
Dr. Reddy's Laboratories
  Ltd., ADR                                                    27,800   $       648,018
Ranbaxy Laboratories Ltd. (a)                                  14,700           248,917
                                                                        ---------------
                                                                                896,935
                                                                        ---------------

INDUSTRIALS--8.2%
ELECTRICAL EQUIPMENT--0.4%
Phoenixtec Power Co., Ltd                                      96,000            80,717
                                                                        ---------------
INDUSTRIAL CONGLOMERATES--7.8%
Big C Supercenter
  Public Co., Ltd. (Non Voting
  Depository Receipts)                                         99,400            42,057
China Merchants Holdings
  International Co., Ltd.                                     337,000           302,508
Hutchison Whampoa Ltd.                                        156,500           953,271
Kasikornbank Public Co., Ltd.
  (Non Voting Depository
  Receipts) (a)                                               455,000           367,720
                                                                        ---------------
                                                                              1,665,556
                                                                        ---------------

INFORMATION TECHNOLOGY--21.7%
COMMUNICATIONS EQUIPMENT--1.3%
UTStarcom, Inc. (a)                                             7,800           277,446
                                                                        ---------------
COMPUTERS & PERIPHERALS--2.5%
Ambit Microsystems Corp.                                       63,000           194,770
Asustek Computer, Inc.                                        132,000           333,719
                                                                        ---------------
                                                                                528,489
                                                                        ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.8%
Venture Corp., Ltd.                                            18,000           164,589
                                                                        ---------------
INFORMATION TECHNOLOGY CONSULTING & SERVICES--2.8%
Infosys Technologies Ltd.                                       8,557           602,747
                                                                        ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--14.3%
Realtek Semiconductor Corp.                                    92,000           187,402
Samsung Electronics Co., Ltd.                                   5,450         1,619,715
Taiwan Semiconductor
  Manufacturing Co., Ltd. (a)                                 738,541         1,216,320
                                                                        ---------------
                                                                              3,023,437
                                                                        ---------------

                       See Notes to Investment Portfolio.

                                                          SHARES             VALUE
                                                      ---------------   ---------------
MATERIALS--2.1%
CONSTRUCTION MATERIALS--2.1%
The Siam Cement Public
   Co., Ltd. (Non Voting
   Depository Receipts)                                       123,450   $       440,159
                                                                        ---------------

TELECOMMUNICATION SERVICES--10.1%
DIVERSIFIED TELECOMMUNICATION SERVICES--5.8%
PT Telekomunikasi Indonesia                                   323,600           181,412
KT Corp., ADR                                                  19,200           750,640
Philippine Long Distance
  Telephone Co. (a)                                            27,600           291,667
                                                                        ---------------
                                                                              1,223,719
                                                                        ---------------
WIRELESS TELECOMMUNICATION SERVICES--4.3%
China Mobile
  (Hong Kong) Ltd. (a)(b)                                     385,500           909,600
                                                                        ---------------

TRANSPORTATION--1.3%
TRANSPORTATION INFRASTRUCTURE--1.3%
Zhejiang Expressway Co., Ltd.                                 692,000           286,183
                                                                        ---------------

UTILITIES--9.0%
ELECTRIC UTILITIES--5.1%
Beijing Datang Power
  Generation Co., Ltd.                                        700,000           309,689
Huaneng Power
  International, Inc.                                         686,000           782,929
                                                                        ---------------
                                                                              1,092,618
                                                                        ---------------
GAS UTILITIES--3.9%
Hong Kong & China Gas
  Co., Ltd.                                                   653,002           824,820
                                                                        ---------------
TOTAL COMMON STOCKS
  (cost of $17,559,079)                                                      20,473,763
                                                                        ---------------

                                                            PAR              VALUE
                                                      ---------------   ---------------
SHORT-TERM OBLIGATION--1.9%
Repurchase agreement with
  State Street Bank &
  Trust Co., dated 06/30/03,
  due 07/01/03 at 1.000%,
  collateralized by a
  U.S. Treasury Bond
  maturing 2/15/29, market
  value $402,145,
  (repurchase proceeds $393,011)
  (cost of $393,000)                                  $       393,000   $       393,000
                                                                        ---------------
TOTAL INVESTMENTS--98.5%
  (cost of $17,952,079) (c)                                                  20,866,763
                                                                        ---------------
OTHER ASSETS & LIABILITIES, NET--1.5%                                           320,319
                                                                        ---------------
NET ASSETS--100.0%                                                      $    21,187,082
                                                                        ===============

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing.
(b) Represents fair value as determined in good faith under the direction of the Trustees.
(c) Cost for both financial statements and federal income tax purposes is the same.

    SUMMARY OF
    SECURITIES                                                             % OF TOTAL
    BY COUNTRY                                             VALUE          INVESTMENTS
-------------------                                   ---------------   ---------------
Hong Kong                                             $     5,088,668         24.4%
South Korea                                                 3,187,859         15.3
India                                                       2,375,649         11.4
Taiwan                                                      2,012,928          9.7
Thailand                                                    1,820,598          8.7
Singapore                                                   1,718,638          8.2
China                                                       1,378,801          6.6
Malaysia                                                    1,126,133          5.4
United States                                                 670,446          3.2
Philippines                                                   578,474          2.8
Indonesia                                                     439,896          2.1
Bermuda                                                       422,716          2.0
Cayman Islands                                                 45,957          0.2
                                                      ---------------        -----
                                                      $    20,866,763        100.0%
                                                      ===============        =====

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

             ACRONYM                NAME
             -------                ----
               ADR         American Depository Receipt

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Newport Tiger Fund, Variable Series / June 30, 2003 (Unaudited)

ASSETS:
Investments, at cost                                                          $    17,952,079
                                                                              ---------------
Investments, at value                                                         $    20,866,763
Cash                                                                                      770
Foreign currency (cost of $54,918)                                                     54,915
Receivable for:
  Fund shares sold                                                                    410,417
  Interest                                                                                 11
  Dividends                                                                            19,802
Deferred Trustees' compensation plan                                                    3,324
Other assets                                                                            1,465
                                                                              ---------------
    TOTAL ASSETS                                                                   21,357,467
                                                                              ---------------
LIABILITIES:
Payable for:
  Investments purchased                                                                36,378
  Fund shares repurchased                                                              16,516
  Distribution fee--Class B                                                                47
  Management fee                                                                       15,354
  Transfer agent fee                                                                      595
  Audit fee                                                                             8,553
  Custody fee                                                                          12,679
  Reports to shareholders                                                               8,373
  Foreign capital gains tax                                                            68,566
Deferred Trustees' fee                                                                  3,324
                                                                              ---------------
    TOTAL LIABILITIES                                                                 170,385
                                                                              ---------------
NET ASSETS                                                                    $    21,187,082
                                                                              ===============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                               $    30,726,250
Undistributed net investment income                                                   208,679
Accumulated net realized loss                                                     (12,593,812)
Net unrealized appreciation (depreciation) on:
  Investments                                                                       2,914,684
  Foreign currency translations                                                       (68,719)
                                                                              ---------------
NET ASSETS                                                                    $    21,187,082
                                                                              ===============
CLASS A:
Net assets                                                                    $    19,604,874
Shares outstanding                                                                 12,527,970
                                                                              ===============
Net asset value per share                                                     $          1.56
                                                                              ===============
CLASS B:
Net assets                                                                    $     1,582,208
Shares outstanding                                                                    994,343
                                                                              ===============
Net asset value per share                                                     $          1.59
                                                                              ===============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Newport Tiger Fund, Variable Series
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends                                                                     $       371,075
Interest                                                                                1,686
                                                                              ---------------
    Total Investment Income (net of foreign taxes withheld of $23,901)                372,761
                                                                              ---------------
EXPENSES:
Management fee                                                                         98,715
Distribution fee--Class B                                                               1,355
Pricing and bookkeeping fees                                                            5,421
Transfer agent fee                                                                      3,720
Trustees' fee                                                                           2,946
Custody fee                                                                            29,965
Audit fee                                                                              11,353
Other expenses                                                                          7,106
                                                                              ---------------
    Total Expenses                                                                    160,581
Custody earnings credit                                                                   (61)
                                                                              ---------------
    Net Expenses                                                                      160,520
                                                                              ---------------
Net Investment Income                                                                 212,241
                                                                              ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized loss on:
  Investments                                                                        (453,109)
  Foreign currency transactions                                                       (20,565)
  Foreign capital gains tax                                                            (3,531)
                                                                              ---------------
    Net realized loss                                                                (477,205)
                                                                              ---------------
Net change in unrealized appreciation/depreciation on:
  Investments                                                                       1,775,847
  Foreign currency translations                                                       (68,278)
                                                                              ---------------
    Net change in unrealized appreciation/depreciation                              1,707,569
                                                                              ---------------
Net Gain                                                                            1,230,364
                                                                              ---------------
Net Increase in Net Assets from Operations                                    $     1,442,605
                                                                              ===============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Newport Tiger Fund, Variable Series

                                                                                (UNAUDITED)
                                                                                SIX MONTHS           YEAR
                                                                                  ENDED              ENDED
                                                                                 JUNE 30,         DECEMBER 31
INCREASE (DECREASE) IN NET ASSETS:                                                 2003              2002
----------------------------------                                            ---------------   ---------------
OPERATIONS:
Net investment income                                                         $       212,241   $       304,732
Net realized loss on investments and foreign currency transactions
  and foreign capital gains tax                                                      (477,205)          (48,595)
Net change in unrealized appreciation/depreciation on investments
  and foreign currency translations                                                 1,707,569        (3,025,068)
                                                                              ---------------   ---------------
       Net Increase (Decrease) from Operations                                      1,442,605        (2,768,931)
                                                                              ---------------   ---------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                                                                                 --          (253,001)
   Class B                                                                                 --           (11,587)
Return of capital:
   Class A                                                                                 --           (62,217)
   Class B                                                                                 --            (2,850)
                                                                              ---------------   ---------------
Total Distributions Declared to Shareholders                                               --          (329,655)
                                                                              ---------------   ---------------
SHARE TRANSACTIONS:
Class A:
  Subscriptions                                                                     3,431,799       349,774,001
  Distributions reinvested                                                                 --           315,218
  Redemptions                                                                      (8,261,919)     (357,739,000)
                                                                              ---------------   ---------------
       Net Decrease                                                                (4,830,120)       (7,649,781)
                                                                              ---------------   ---------------
Class B:
  Subscriptions                                                                       449,300         2,488,667
  Distributions reinvested                                                                 --            14,437
  Redemptions                                                                         (47,833)       (3,501,399)
                                                                              ---------------   ---------------
       Net Increase (Decrease)                                                        401,467          (998,295)
                                                                              ---------------   ---------------
Net Decrease from Share Transactions                                               (4,428,653)       (8,648,076)
                                                                              ---------------   ---------------
Total Decrease in Net Assets                                                       (2,986,048)      (11,746,662)
NET ASSETS:
Beginning of period                                                                24,173,130        35,919,792
                                                                              ---------------   ---------------
End of period (including undistributed net investment income of $208,679 and
  overdistributed net investment income of $(3,562))                          $    21,187,082   $    24,173,130
                                                                              ===============   ===============
CHANGES IN SHARES:
Class A:
  Subscriptions                                                                     2,378,545       199,407,089
  Issued for distributions reinvested                                                      --           214,434
  Redemptions                                                                      (5,821,645)     (202,704,318)
                                                                              ---------------   ---------------
       Net Decrease                                                                (3,443,100)       (3,082,795)
                                                                              ---------------   ---------------
Class B:
  Subscriptions                                                                       289,405         1,369,557
  Issued for distributions reinvested                                                      --             9,625
  Redemptions                                                                         (33,451)       (1,874,153)
                                                                              ---------------   ---------------
       Net Increase (Decrease)                                                        255,954          (494,971)
                                                                              ---------------   ---------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Newport Tiger Fund, Variable Series / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

   ORGANIZATION--Newport Tiger Fund, Variable Series (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek capital appreciation. The Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. The Fund offers two classes of shares: Class A and Class B. Each share of a class represents an equal proportionate beneficial interest in that share class and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of their share class available for distribution to shareholders upon liquidation of the Fund. Shares of the Fund are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On April 1, 2003, Liberty Advisory Services Corp., the investment advisor to the Fund and Newport Fund Management, Inc. ("Newport"), the sub-advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect wholly owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Liberty Advisory Services Corp. and Newport with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Columbia provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund. Columbia also provides pricing and bookkeeping services to the Fund. Liberty Funds Distributor, Inc. ("LFD"), an affiliate of Columbia, serves as the principal underwriter of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION AND TRANSACTIONS--Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities and such exchange rates occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS--All income, expenses (other than the Class B distribution fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share data and ratios reflect the distribution fee applicable to Class B shares only.

FEDERAL INCOME TAXES--Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

   DISTRIBUTIONS TO SHAREHOLDERS--The Fund intends to distribute as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of investments. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution. Income and capital gain distributions are determined in accordance with federal income tax regulations.

   FOREIGN CURRENCY TRANSACTIONS--Net realized and unrealized gains (losses) on foreign currency transactions and translations includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

   FORWARD CURRENCY CONTRACTS--The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions and translations. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

   FOREIGN CAPITAL GAINS TAXES--Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 30%. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

   OTHER--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

   Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carry-forwards) under income tax regulations.

The following capital loss carryforwards, determined as of December 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

              YEAR OF                    CAPITAL LOSS
            EXPIRATION                   CARRYFORWARD
            ----------                   ------------
               2005                      $  2,191,366
               2006                         5,726,423
               2007                         1,050,865
               2009                         2,161,521
               2010                           879,602
                                         ------------
                                         $ 12,009,777
                                         ============

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

   MANAGEMENT FEE--Columbia receives a monthly fee equal to 0.90% annually of the Fund's average daily net assets.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. The Fund also pays out-of-pocket costs for pricing services.

   TRANSFER AGENT FEE--Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for an annual rate of $7,500.

   DISTRIBUTION FEE--The Fund has adopted a 12b-1 plan, which requires it to pay LFD a monthly distribution fee equal to 0.25% annually of Class B average daily net assets.

   OTHER--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $61 of custody fees were reduced by balance credits for the six months ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

   INVESTMENT ACTIVITY--For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $3,822,849 and $8,534,153, respectively.

Unrealized appreciation (depreciation) at June 30, 2003, based on cost of investments for federal income tax purposes, was:

Gross unrealized appreciation                           $  4,351,707
Gross unrealized depreciation                             (1,437,023)
                                                        ------------
    Net unrealized appreciation                         $  2,914,684
                                                        ============

   OTHER--There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

FINANCIAL HIGHLIGHTS
Newport Tiger Fund, Variable Series--Class A Shares

Selected data for a share outstanding throughout each period is as follows:

                                                   (UNAUDITED)
                                                   SIX MONTHS                           YEAR ENDED DECEMBER 31,
                                                      ENDED        --------------------------------------------------------------
                                                  JUNE 30, 2003       2002          2001          2000         1999       1998
                                                  -------------    ----------    ----------    ----------   ----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD               $     1.45      $     1.77    $     2.19    $     2.62   $     1.57  $    1.71
                                                   ----------      ----------    ----------    ----------   ----------  ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                0.01            0.02          0.02          0.02         0.03       0.03
Net realized and unrealized gain (loss) on
  investments and foreign currency                       0.10           (0.32)        (0.42)        (0.43)        1.04      (0.14)
                                                   ----------      ----------    ----------    ----------   ----------  ---------
    Total from Investment Operations                     0.11           (0.30)        (0.40)        (0.41)        1.07      (0.11)
                                                   ----------      ----------    ----------    ----------   ----------  ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                 --           (0.02)        (0.02)        (0.02)       (0.02)     (0.03)
Return of capital                                          --              --(b)         --            --           --         --
                                                   ----------      ----------    ----------    ----------   ----------  ---------
    Total Distributions Declared to Shareholders           --           (0.02)        (0.02)        (0.02)       (0.02)     (0.03)
                                                   ----------      ----------    ----------    ----------   ----------  ---------
NET ASSET VALUE, END OF PERIOD                     $     1.56      $     1.45    $     1.77    $     2.19   $     2.62  $    1.57
                                                   ==========      ==========    ==========    ==========   ==========  =========
Total return (c)(d)                                      7.59%(e)      (16.96)%      (18.48)%      (15.63)%      68.01%     (6.43)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                             1.45%(g)        1.27%         1.31%         1.15%        1.21%      1.30%
Net investment income (f)                                1.95%(g)        0.96%         0.99%         0.80%        1.65%      2.16%
Portfolio turnover rate                                    18%(e)          28%           24%           22%          12%        16%
Net assets, end of period (000's)                  $   19,605      $   23,087    $   33,688    $   44,346   $   46,125  $  23,655

(a) Per share data was calculated using average shares outstanding during the period.
(b)  Rounds to less than $0.01 per share.
(c)  Total return at net asset value assuming all distributions reinvested.
(d) Total return figures do not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.

LIBERTY VARIABLE INVESTMENT TRUST


     INVESTMENT MANAGER AND ADMINISTRATOR
     Columbia Management Advisors, Inc.
     100 Federal Street
     Boston, MA 02110

     TRANSFER AGENT
     Liberty Funds Services, Inc.
     PO Box 8081
     Boston, MA 02266-8081

SteinRoe Variable Investment Trust


                                STEINROE VARIABLE
                                INVESTMENT TRUST

PORTFOLIO MANAGER'S DISCUSSION
Liberty Asset Allocation Fund, Variable Series / June 30, 2003

   Liberty Asset Allocation Fund, Variable Series seeks high total investment return.

   Harvey B. Hirschhorn, CFA, is the lead portfolio manager of the fund. Inc. He has been associated with Columbia Management Advisors, and its predecessors since 1973. Mr. Hirschhorn is responsible for allocating the fund's assets among various asset classes, while investment decisions for the portion of the fund allocated to each asset class are made by investment professionals with particular expertise in such asset class.

   On April 7, 2003, Galaxy VIP Asset Allocation Fund was merged into Stein Roe Balanced Fund, Variable Series. The combined fund was renamed Liberty Asset Allocation Fund, Variable Series.

For the six-month period ended June 30, 2003, the fund did not perform as well as its equity benchmark, the S&P 500 Index, primarily because one-third of the portfolio was invested in fixed-income securities. During the period, fixed-income securities generally did not perform as well as stocks. However, fund performance outpaced the Lehman Brothers Aggregate Bond Index because of its equity exposure. The equity portion of the fund benefited from the stock market rally during the second half of the period. The fund's investments in growth stocks of all capitalization categories and real estate investment trusts (REITs) had the highest total returns.

UNCERTAINTY, THEN RELIEF

At the start of 2003, the US equity markets were paralyzed by uncertainty over the looming war in Iraq. But three major events helped get them back on track. First, the relatively short duration of the major battles of the war--and the absence of any significant surprises--jolted the stock market out of its doldrums. Then, first quarter corporate profits came in somewhat higher than expected, adding additional momentum to the rally. Finally, Congress signed a fiscal stimulus bill that accelerated income tax cuts that were passed in 2001 and cut the tax rate on dividends and long-term capital gains. These additional incentives helped propel stock prices higher. Also during the period, weakness in the dollar improved corporate earnings of foreign subsidiaries, and the lowest long-term interest rates in 40+ years continued to help reduce the cost of consumer and corporate debt.

EFFECTIVE ASSET ALLOCATION HELPED PERFORMANCE

We made only minor changes to the fund's allocations during the period. Through price appreciation the overall exposure to stocks increased, from 59.6% of net assets on December 31, 2002 to 66.4% of net assets on June 30, 2003. We had only a small allocation to international stocks, which did not perform as well as domestic stocks. The fund's positions in growth and value companies were about equal, but growth generally outperformed value during these past six months. Our preference for large- and small-cap US companies over foreign stocks also had a positive impact on returns. In general, small-cap stocks were the strongest performers, a reflection that investors expect these companies to benefit when a full-blown economic recovery materializes.

   We reduced fixed-income exposure by about two percentage points and continued to favor high-yield securities and to underweight investment-grade securities, a strategy that worked well for the fund. The relatively strong performance of REITs took us by surprise. Late last year, we had pared back our REIT position believing that prospects for the real estate market were weakening. But in a market desperate for income-producing securities, the relatively high yields on REITs made them more attractive to investors than we had anticipated.

A BRIGHTER OUTLOOK

We believe short-term interest rates are likely to remain low, as the Federal Reserve Board has indicated that it will keep them there for some time. However, we expect longer-term interest rates to move higher over the next six to 12 months if economic growth picks up. We believe that earnings growth is likely to be a key indicator of an improving economy. If economic growth of 3.5% to 4% occurs as we anticipate, it would bode well for stocks because it would reflect higher corporate profits, but less well for bonds. As a result, we plan to maintain the current allocation between equities and fixed income.


Economic and market conditions can frequently change. There is no assurance that the trends described here will continue or commence.

An investment in Liberty Asset Allocation Fund, Variable Series offers the potential for long-term growth, but also involves certain risks, including stock market fluctuations due to economic and business developments. In addition, because the fund invests in high-yield securities it offers the potential for high current income and attractive total return, but involves certain risks, including credit risks associated with lower-rated bonds and interest rate risks. The fund also invests in foreign securities, which have risks greater than US investments including currency fluctuations, political and economical instability and less regulations.

Investing in small-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

An investment in the fund may be subject to certain risks associated with ownership of real estate such as possible declines in value, environmental problems, natural disasters, changes in interest rates, liquidity and local economic conditions.

PERFORMANCE INFORMATION
Liberty Asset Allocation Fund, Variable Series / June 30, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (%)

                         (CUMULATIVE)
                           6-MONTH      1-YEAR    5-YEAR   10-YEAR
-------------------------------------------------------------------
Class A (1/1/89)             9.29        3.12      0.60      6.51
S&P 500 Index               11.75        0.25     -1.61     10.04
Lehman Brothers
  Aggregate Bond
  Index                      3.93       10.40      7.55      7.21
Lehman Brothers
  Government/Credit
  Index                      5.23       13.15      7.84      7.35

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 6/30/93 - 6/30/03

                                                                     LEHMAN BROTHERS             LEHMAN BROTHERS AGGREGATE
                                CLASS A SHARES     S&P 500 INDEX     GOVERNMENT/CREDIT INDEX     BOND INDEX
                 Jun-93               $ 10,000          $ 10,000                    $ 10,000                      $ 10,000
07/01/1993 - 07/31/1993               $  9,977          $  9,960                    $ 10,064                      $ 10,057
08/01/1993 - 08/31/1993               $ 10,251          $ 10,337                    $ 10,295                      $ 10,233
09/01/1993 - 09/30/1993               $ 10,251          $ 10,258                    $ 10,332                      $ 10,261
10/01/1993 - 10/31/1993               $ 10,365          $ 10,470                    $ 10,374                      $ 10,299
11/01/1993 - 11/30/1993               $ 10,289          $ 10,371                    $ 10,257                      $ 10,211
12/01/1993 - 12/31/1993               $ 10,429          $ 10,496                    $ 10,302                      $ 10,266
01/01/1994 - 01/31/1994               $ 10,636          $ 10,853                    $ 10,456                      $ 10,405
02/01/1994 - 02/28/1994               $ 10,501          $ 10,559                    $ 10,228                      $ 10,224
03/01/1994 - 03/31/1994               $ 10,151          $ 10,100                    $  9,978                      $  9,971
04/01/1994 - 04/30/1994               $ 10,135          $ 10,229                    $  9,895                      $  9,891
05/01/1994 - 05/31/1994               $ 10,238          $ 10,396                    $  9,877                      $  9,890
06/01/1994 - 06/30/1994               $ 10,071          $ 10,141                    $  9,854                      $  9,869
07/01/1994 - 07/31/1994               $ 10,286          $ 10,474                    $ 10,051                      $ 10,065
08/01/1994 - 08/31/1994               $ 10,516          $ 10,902                    $ 10,056                      $ 10,077
09/01/1994 - 09/30/1994               $ 10,262          $ 10,636                    $  9,904                      $  9,929
10/01/1994 - 10/31/1994               $ 10,245          $ 10,874                    $  9,893                      $  9,920
11/01/1994 - 11/30/1994               $  9,943          $ 10,478                    $  9,875                      $  9,898
12/01/1994 - 12/31/1994               $ 10,095          $ 10,633                    $  9,940                      $  9,967
01/01/1995 - 01/31/1995               $ 10,211          $ 10,909                    $ 10,131                      $ 10,164
02/01/1995 - 02/28/1995               $ 10,571          $ 11,333                    $ 10,366                      $ 10,406
03/01/1995 - 03/31/1995               $ 10,737          $ 11,668                    $ 10,435                      $ 10,469
04/01/1995 - 04/30/1995               $ 10,969          $ 12,011                    $ 10,582                      $ 10,616
05/01/1995 - 05/31/1995               $ 11,316          $ 12,490                    $ 11,025                      $ 11,027
06/01/1995 - 06/30/1995               $ 11,524          $ 12,780                    $ 11,113                      $ 11,107
07/01/1995 - 07/31/1995               $ 11,855          $ 13,203                    $ 11,070                      $ 11,083
08/01/1995 - 08/31/1995               $ 11,880          $ 13,236                    $ 11,212                      $ 11,217
09/01/1995 - 09/30/1995               $ 12,112          $ 13,794                    $ 11,326                      $ 11,326
10/01/1995 - 10/31/1995               $ 11,996          $ 13,744                    $ 11,492                      $ 11,473
11/01/1995 - 11/30/1995               $ 12,402          $ 14,346                    $ 11,682                      $ 11,645
12/01/1995 - 12/31/1995               $ 12,665          $ 14,623                    $ 11,854                      $ 11,808
01/01/1996 - 01/31/1996               $ 12,917          $ 15,121                    $ 11,927                      $ 11,886
02/01/1996 - 02/29/1996               $ 13,026          $ 15,261                    $ 11,674                      $ 11,679
03/01/1996 - 03/31/1996               $ 13,187          $ 15,408                    $ 11,576                      $ 11,597
04/01/1996 - 04/30/1996               $ 13,241          $ 15,634                    $ 11,496                      $ 11,532
05/01/1996 - 05/31/1996               $ 13,350          $ 16,036                    $ 11,477                      $ 11,509
06/01/1996 - 06/30/1996               $ 13,494          $ 16,097                    $ 11,630                      $ 11,664
07/01/1996 - 07/31/1996               $ 13,242          $ 15,385                    $ 11,656                      $ 11,695
08/01/1996 - 08/31/1996               $ 13,431          $ 15,710                    $ 11,627                      $ 11,675
09/01/1996 - 09/30/1996               $ 13,818          $ 16,593                    $ 11,834                      $ 11,878
10/01/1996 - 10/31/1996               $ 14,205          $ 17,051                    $ 12,110                      $ 12,142
11/01/1996 - 11/30/1996               $ 14,817          $ 18,338                    $ 12,333                      $ 12,350
12/01/1996 - 12/31/1996               $ 14,647          $ 17,975                    $ 12,196                      $ 12,235
01/01/1997 - 01/31/1997               $ 15,105          $ 19,097                    $ 12,210                      $ 12,273
02/01/1997 - 02/28/1997               $ 14,942          $ 19,248                    $ 12,236                      $ 12,303
03/01/1997 - 03/31/1997               $ 14,576          $ 18,459                    $ 12,090                      $ 12,167
04/01/1997 - 04/30/1997               $ 15,013          $ 19,559                    $ 12,267                      $ 12,349
05/01/1997 - 05/31/1997               $ 15,624          $ 20,754                    $ 12,381                      $ 12,467
06/01/1997 - 06/30/1997               $ 15,991          $ 21,677                    $ 12,530                      $ 12,615
07/01/1997 - 07/31/1997               $ 16,908          $ 23,401                    $ 12,913                      $ 12,956
08/01/1997 - 08/31/1997               $ 16,328          $ 22,090                    $ 12,768                      $ 12,846
09/01/1997 - 09/30/1997               $ 17,040          $ 23,299                    $ 12,969                      $ 13,034
10/01/1997 - 10/31/1997               $ 16,735          $ 22,520                    $ 13,176                      $ 13,223
11/01/1997 - 11/30/1997               $ 16,907          $ 23,563                    $ 13,246                      $ 13,284
12/01/1997 - 12/31/1997               $ 17,110          $ 23,968                    $ 13,385                      $ 13,418
01/01/1998 - 01/31/1998               $ 17,262          $ 24,232                    $ 13,574                      $ 13,590
02/01/1998 - 02/28/1998               $ 17,749          $ 25,979                    $ 13,547                      $ 13,579
03/01/1998 - 03/31/1998               $ 18,164          $ 27,309                    $ 13,589                      $ 13,625
04/01/1998 - 04/30/1998               $ 18,210          $ 27,588                    $ 13,657                      $ 13,696
05/01/1998 - 05/31/1998               $ 17,973          $ 27,113                    $ 13,803                      $ 13,826
06/01/1998 - 06/30/1998               $ 18,232          $ 28,214                    $ 13,944                      $ 13,944
07/01/1998 - 07/31/1998               $ 18,164          $ 27,915                    $ 13,955                      $ 13,973
08/01/1998 - 08/31/1998               $ 16,546          $ 23,881                    $ 14,227                      $ 14,201
09/01/1998 - 09/30/1998               $ 17,130          $ 25,412                    $ 14,634                      $ 14,533
10/01/1998 - 10/31/1998               $ 17,882          $ 27,476                    $ 14,530                      $ 14,456
11/01/1998 - 11/30/1998               $ 18,499          $ 29,141                    $ 14,617                      $ 14,539
12/01/1998 - 12/31/1998               $ 19,252          $ 30,819                    $ 14,654                      $ 14,582
01/01/1999 - 01/31/1999               $ 19,735          $ 32,107                    $ 14,758                      $ 14,686
02/01/1999 - 02/28/1999               $ 19,285          $ 31,109                    $ 14,406                      $ 14,429
03/01/1999 - 03/31/1999               $ 19,644          $ 32,353                    $ 14,479                      $ 14,508
04/01/1999 - 04/30/1999               $ 19,911          $ 33,605                    $ 14,515                      $ 14,555
05/01/1999 - 05/31/1999               $ 19,618          $ 32,812                    $ 14,365                      $ 14,426
06/01/1999 - 06/30/1999               $ 20,287          $ 34,627                    $ 14,321                      $ 14,380
07/01/1999 - 07/31/1999               $ 19,934          $ 33,550                    $ 14,281                      $ 14,318
08/01/1999 - 08/31/1999               $ 19,825          $ 33,382                    $ 14,269                      $ 14,311
09/01/1999 - 09/30/1999               $ 19,860          $ 32,467                    $ 14,398                      $ 14,477
10/01/1999 - 10/31/1999               $ 20,371          $ 34,522                    $ 14,435                      $ 14,531
11/01/1999 - 11/30/1999               $ 20,674          $ 35,223                    $ 14,426                      $ 14,529
12/01/1999 - 12/31/1999               $ 21,660          $ 37,294                    $ 14,338                      $ 14,460
01/01/2000 - 01/31/2000               $ 21,136          $ 35,422                    $ 14,334                      $ 14,412
02/01/2000 - 02/29/2000               $ 21,282          $ 34,753                    $ 14,513                      $ 14,586
03/01/2000 - 03/31/2000               $ 22,446          $ 38,152                    $ 14,724                      $ 14,779
04/01/2000 - 04/30/2000               $ 21,712          $ 37,003                    $ 14,652                      $ 14,736
05/01/2000 - 05/31/2000               $ 21,215          $ 36,245                    $ 14,638                      $ 14,729
06/01/2000 - 06/30/2000               $ 22,055          $ 37,136                    $ 14,937                      $ 15,035
07/01/2000 - 07/31/2000               $ 21,976          $ 36,557                    $ 15,095                      $ 15,172
08/01/2000 - 08/31/2000               $ 23,130          $ 38,827                    $ 15,308                      $ 15,392
09/01/2000 - 09/30/2000               $ 22,382          $ 36,777                    $ 15,366                      $ 15,489
10/01/2000 - 10/31/2000               $ 22,159          $ 36,623                    $ 15,463                      $ 15,591
11/01/2000 - 11/30/2000               $ 21,110          $ 33,737                    $ 15,728                      $ 15,847
12/01/2000 - 12/31/2000               $ 21,438          $ 33,902                    $ 16,037                      $ 16,141
01/01/2001 - 01/31/2001               $ 21,909          $ 35,106                    $ 16,307                      $ 16,406
02/01/2001 - 02/28/2001               $ 20,586          $ 31,907                    $ 16,475                      $ 16,549
03/01/2001 - 03/31/2001               $ 19,693          $ 29,888                    $ 16,551                      $ 16,632
04/01/2001 - 04/30/2001               $ 20,620          $ 32,207                    $ 16,426                      $ 16,562
05/01/2001 - 05/31/2001               $ 20,509          $ 32,423                    $ 16,522                      $ 16,661
06/01/2001 - 06/30/2001               $ 20,213          $ 31,635                    $ 16,601                      $ 16,724
07/01/2001 - 07/31/2001               $ 20,157          $ 31,325                    $ 17,014                      $ 17,099
08/01/2001 - 08/31/2001               $ 19,371          $ 29,367                    $ 17,232                      $ 17,296
09/01/2001 - 09/30/2001               $ 18,402          $ 26,997                    $ 17,391                      $ 17,498
10/01/2001 - 10/31/2001               $ 18,669          $ 27,513                    $ 17,832                      $ 17,864
11/01/2001 - 11/30/2001               $ 19,470          $ 29,623                    $ 17,540                      $ 17,617
12/01/2001 - 12/31/2001               $ 19,470          $ 29,884                    $ 17,401                      $ 17,505
01/01/2002 - 01/31/2002               $ 19,287          $ 29,447                    $ 17,528                      $ 17,646
02/01/2002 - 02/28/2002               $ 19,090          $ 28,879                    $ 17,677                      $ 17,818
03/01/2002 - 03/31/2002               $ 19,474          $ 29,965                    $ 17,319                      $ 17,522
04/01/2002 - 04/30/2002               $ 19,053          $ 28,149                    $ 17,655                      $ 17,862
05/01/2002 - 05/31/2002               $ 19,025          $ 27,944                    $ 17,817                      $ 18,013
06/01/2002 - 06/30/2002               $ 18,214          $ 25,954                    $ 17,968                      $ 18,168
07/01/2002 - 07/31/2002               $ 17,273          $ 23,932                    $ 18,184                      $ 18,388
08/01/2002 - 08/31/2002               $ 17,374          $ 24,088                    $ 18,591                      $ 18,699
09/01/2002 - 09/30/2002               $ 16,259          $ 21,472                    $ 18,991                      $ 19,002
10/01/2002 - 10/31/2002               $ 17,026          $ 23,359                    $ 18,809                      $ 18,915
11/01/2002 - 11/30/2002               $ 17,650          $ 24,733                    $ 18,820                      $ 18,909
12/01/2002 - 12/31/2002               $ 17,185          $ 23,281                    $ 19,319                      $ 19,300
01/01/2003 - 01/31/2003               $ 16,852          $ 22,673                    $ 19,319                      $ 19,318
02/01/2003 - 02/28/2003               $ 16,635          $ 22,333                    $ 19,663                      $ 19,584
03/01/2003 - 03/31/2003               $ 16,711          $ 22,550                    $ 19,637                      $ 19,569
04/01/2003 - 04/30/2003               $ 17,642          $ 24,406                    $ 19,847                      $ 19,731
05/01/2003 - 05/31/2003               $ 18,542          $ 25,689                    $ 20,411                      $ 20,098
06/01/2003 - 06/30/2003               $ 18,791          $ 26,037                    $ 20,333                      $ 20,064

NET ASSET VALUE PER SHARE ($)          12/31/02    6/30/03
------------------------------------------------------------
Class A                                  11.87      12.52

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of all distributions. The S&P (Standard & Poor's) 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity. The Lehman Brothers Government/Credit Index is an unmanaged index that tracks the performance of a selection of US government and investment-grade US corporate bonds. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

INVESTMENT PORTFOLIO
Liberty Asset Allocation Fund, Variable Series / June 30, 2003 (Unaudited)

                                                                                  SHARES             VALUE
                                                                              ---------------   ---------------
COMMON STOCKS--63.7%
CONSUMER DISCRETIONARY--9.1%
AUTO COMPONENTS--0.6%
BorgWarner, Inc.                                                                          900   $        57,960
Delphi Corp.                                                                          126,300         1,089,969
Gentex Corp. (a)                                                                        5,000           153,050
Johnson Controls, Inc.                                                                    800            68,480
Lear Corp. (a)                                                                          2,200           101,244
Modine Manufacturing Co.                                                                1,400            27,118
Standard Motor Products, Inc.                                                           3,300            36,630
Superior Industries International                                                       2,000            83,400
                                                                                                ---------------
                                                                                                      1,617,851
                                                                                                ---------------
AUTOMOBILES--0.1%
Honda Motor Co., Ltd.                                                                  10,700           406,199
Monaco Coach Corp. (a)                                                                  1,500            22,995
                                                                                                ---------------
                                                                                                        429,194
                                                                                                ---------------
DISTRIBUTORS--0.0%
Handleman Co. (a)                                                                       4,300            68,800
                                                                                                ---------------
HOTELS, RESTAURANTS & LEISURE--1.5%
Applebee's International, Inc.                                                          4,400           138,292
Bally Total Fitness Holding Corp.(a)                                                    5,600            50,568
Brinker International, Inc. (a)                                                         6,300           226,926
California Pizza Kitchen, Inc. (a)                                                      4,000            86,000
Carnival Plc                                                                            5,633           171,412
CBRL Group, Inc.                                                                        1,900            73,834
Compass Group Plc                                                                      56,920           307,417
Darden Restaurants, Inc.                                                                6,600           125,268
Harrah's Entertainment, Inc. (a)                                                        1,600            64,384
Hilton Hotels Corp.                                                                     4,575            58,514
International Game Technology, Inc.                                                     1,000           102,330
Landry's Restaurants, Inc.                                                              3,200            75,520
Lone Star Steakhouse & Saloon                                                           4,200            91,434
Marriott International, Inc.                                                              775            29,775
McDonald's Corp.                                                                       75,200         1,658,912
MGM Mirage, Inc. (a)                                                                    1,800            61,524
Outback Steakhouse, Inc.                                                                1,500            58,500
Prime Hospitality Corp. (a)                                                             4,500            30,195
Red Robin Gourmet Burgers, Inc. (a)                                                     1,300            24,648
Scientific Games Corp. (a)                                                             10,400            97,760
Six Flags, Inc. (a)                                                                     9,600            65,088
Starwood Hotels & Resorts
  Worldwide, Inc.                                                                       5,350           152,956
Station Casinos, Inc. (a)                                                               6,300           159,075
Wendy's International, Inc.                                                             9,800           283,906
YUM! Brands, Inc. (a)                                                                   8,900           263,084
                                                                                                ---------------
                                                                                                      4,457,322
                                                                                                ---------------
HOUSEHOLD DURABLES--0.3%
American Greetings Corp. (a)                                                            3,200            62,848
Bassett Furniture Industries, Inc.                                                      3,500            46,480
Beazer Homes USA, Inc. (a)                                                              1,100            91,850
Harman International Industries, Inc.                                                     900            71,226
Kimball International                                                                   4,300            67,080
Koninklijke Philips
  Electronics NV                                                                       21,300           405,725
Meritage Corp. (a)                                                                        900            44,334
Newell Rubbermaid, Inc.                                                                 3,400   $        95,200
Russ Berrie & Co, Inc.                                                                    700            25,557
Toro Co.                                                                                1,400            55,650
                                                                                                ---------------
                                                                                                        965,950
                                                                                                ---------------
INTERNET & CATALOG RETAIL--0.2%
eBay, Inc. (a)                                                                          4,900           510,482
Sharper Image Corp. (a)                                                                 3,800           103,626
                                                                                                ---------------
                                                                                                        614,108
                                                                                                ---------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Jakks Pacific, Inc. (a)                                                                 4,100            54,489
Johnson Outdoors, Inc. (a)                                                              1,100            15,015
Mattel, Inc.                                                                            4,800            90,816
SCP Pool Corp. (a)                                                                      2,100            72,240
                                                                                                ---------------
                                                                                                        232,560
                                                                                                ---------------
MEDIA--2.5%
Alliance Atlantis
  Communications, Inc. (a)                                                              6,500            94,445
AOL Time Warner, Inc. (a)                                                              76,300         1,227,667
British Sky Broadcasting Plc (a)                                                       31,000           344,076
Clear Channel
  Communications, Inc. (a)                                                             17,400           737,586
Comcast Corp. (a)                                                                       8,100           249,412
COX Radio, Inc. (a)                                                                     3,900            90,129
Gray Television, Inc.                                                                   4,300            53,320
Grupo Televisa SA (a)                                                                   6,600           227,700
Hispanic Broadcasting Corp. (a)                                                         4,200           106,890
Interactive Corp. (a)                                                                  15,150           599,485
Interpublic Group Cos., Inc.                                                           64,600           864,348
Knight-Ridder, Inc.                                                                       600            41,358
Liberty Corp.                                                                           1,800            76,500
Liberty Media Corp. (a)                                                                37,600           434,656
Lin TV Corp. (a)                                                                        4,000            94,200
Mediacom Communications Corp. (a)                                                       5,200            51,324
New York Times Co.                                                                      1,700            77,350
Radio One, Inc. (a)                                                                     5,900           104,843
Sinclair Broadcast Group, Inc. (a)                                                      5,400            62,694
Societe Television Francaise 1                                                          9,420           290,388
Univision Communications, Inc. (a)                                                      1,900            57,760
Viacom, Inc. (a)                                                                       13,700           598,142
Westwood One, Inc. (a)                                                                  1,100            37,323
WPP Group Plc                                                                          33,650           264,196
XM Satellite Radio Holdings, Inc. (a)                                                  22,500           248,625
                                                                                                ---------------
                                                                                                      7,034,417
                                                                                                ---------------
MULTI-LINE RETAIL--1.4%
Dollar Tree Stores, Inc. (a)                                                            1,200            38,076
Family Dollar Stores, Inc.                                                              1,500            57,225
Federated Department Stores, Inc.                                                       4,000           147,400
Ito-Yokado Co., Ltd.                                                                    3,000            71,962
Kohl's Corp. (a)                                                                       20,100         1,032,738
Neiman-Marcus Group, Inc. (a)                                                           1,900            69,540
ShopKo Stores, Inc. (a)                                                                 2,800            36,400
Target Corp.                                                                           29,000         1,097,360
Wal-Mart Stores, Inc.                                                                  28,500         1,529,595
                                                                                                ---------------
                                                                                                      4,080,296
                                                                                                ---------------

                       See Notes to Investment Portfolio.

                                                                                  SHARES             VALUE
                                                                              ---------------   ---------------
SPECIALTY RETAIL--2.1%
Advance Auto Parts (a)                                                                  2,600   $       158,340
Bed Bath & Beyond, Inc. (a)                                                            15,500           601,555
Blue Rhino Corp. (a)                                                                    6,400            76,736
Borders Group, Inc. (a)                                                                 3,400            59,874
Building Materials Holding Corp.                                                        1,900            28,139
Chico's FAS, Inc. (a)                                                                  24,900           524,145
Cost Plus, Inc. (a)                                                                     2,500            89,150
Dress Barn, Inc. (a)                                                                    3,000            38,010
Friedman's, Inc.                                                                        3,300            37,521
Goody's Family Clothing, Inc.                                                           5,500            47,575
GTSI Corp. (a)                                                                          1,700            14,790
Home Depot, Inc.                                                                       28,300           937,296
Hughes Supply, Inc.                                                                     1,300            45,110
Kingfisher Plc                                                                         37,700           172,767
Lowe's Cos., Inc.                                                                      16,100           691,495
Monro Muffler, Inc. (a)                                                                 2,800            79,128
Mothers Work, Inc. (a)                                                                  1,700            45,509
Movie Gallery, Inc. (a)                                                                 2,900            53,505
Office Depot, Inc. (a)                                                                 95,400         1,384,254
OfficeMax, Inc. (a)                                                                     4,100            26,855
Party City Corp. (a)                                                                    3,100            31,837
Petco Animal Supplies, Inc. (a)                                                         6,600           143,484
Rent-Way, Inc. (a)                                                                      8,900            41,385
Ross Stores, Inc.                                                                       1,400            59,836
TBC Corp. (a)                                                                           3,100            59,055
TJX Cos., Inc.                                                                          6,400           120,576
Too, Inc. (a)                                                                           4,900            99,225
Ultimate Electronics, Inc. (a)                                                          2,200            28,204
United Rentals, Inc. (a)                                                                3,100            43,059
Williams-Sonoma, Inc. (a)                                                               5,500           160,600
Zale Corp. (a)                                                                          1,800            72,000
                                                                                                ---------------
                                                                                                      5,971,015
                                                                                                ---------------
TEXTILES & APPAREL--0.3%
Delta Apparel, Inc.                                                                     1,100            17,875
Fast Retailing Co.                                                                      3,800           117,625
Gucci Group NV                                                                          3,385           331,345
Kellwood Co.                                                                            2,800            88,564
Maxwell Shoe Co. (a)                                                                    4,400            63,360
Nautica Enterprises, Inc. (a)                                                           2,800            35,924
Phillips-Van Heusen                                                                       700             9,541
Russell Corp.                                                                           2,600            49,400
Stride Rite Corp.                                                                       2,500            24,900
Wolverine World Wide, Inc.                                                              2,100            40,446
                                                                                                ---------------
                                                                                                        778,980
                                                                                                ---------------

CONSUMER STAPLES--4.2%
BEVERAGES--1.1%
Anheuser-Busch Cos., Inc.                                                               4,600           234,830
Coca-Cola Co.                                                                          30,500         1,415,505
Diageo Plc                                                                             17,400           186,080
Pepsi Bottling Group, Inc.                                                              3,100            62,062
PepsiCo, Inc.                                                                          28,100         1,250,450
                                                                                                ---------------
                                                                                                      3,148,927
                                                                                                ---------------
FOOD & DRUG RETAILING--0.3%
Performance Food Group Co. (a)                                                          3,000   $       111,000
Sysco Corp.                                                                            14,300           429,572
Whole Foods Market, Inc. (a)                                                            3,900           185,367
                                                                                                ---------------
                                                                                                        725,939
                                                                                                ---------------
FOOD PRODUCTS--1.6%
American Italian Pasta Co. (a)                                                          2,000            83,300
Central Garden and Pet Co. (a)                                                          2,300            54,855
ConAgra Foods, Inc.                                                                    68,200         1,609,520
Corn Products International, Inc.                                                       3,100            93,093
Dean Foods Co. (a)                                                                     18,500           582,750
Hormel Foods Corp.                                                                        900            21,330
Kraft Foods, Inc.                                                                      27,200           885,360
Nestle SA                                                                               3,930           812,692
Numico NV                                                                               9,887           152,392
Ralcorp Holdings, Inc. (a)                                                              3,400            84,864
WM Wrigley Jr Co.                                                                       4,300           241,789
                                                                                                ---------------
                                                                                                      4,621,945
                                                                                                ---------------
HOUSEHOLD PRODUCTS--0.4%
Kimberly-Clark Corp.                                                                   11,900           620,466
Procter & Gamble Co.                                                                    6,200           552,916
                                                                                                ---------------
                                                                                                      1,173,382
                                                                                                ---------------
PERSONAL PRODUCTS--0.4%
Alberto-Culver Co., Inc., Class B                                                       8,450           431,795
Avon Products, Inc.                                                                     1,900           118,180
Gillette Co.                                                                           18,300           583,038
Inter Parfums, Inc.                                                                     2,400            17,760
Shiseido Co., Ltd.                                                                      9,000            87,631
                                                                                                ---------------
                                                                                                      1,238,404
                                                                                                ---------------
TOBACCO--0.4%
Altria Group, Inc.                                                                     24,200         1,099,648
Schweitzer-Mauduit
  International, Inc.                                                                   1,000            24,140
Universal Corp.-Va                                                                      1,400            59,220
                                                                                                ---------------
                                                                                                      1,183,008
                                                                                                ---------------

ENERGY--5.6%
ENERGY EQUIPMENT & SERVICES--1.9%
Baker Hughes, Inc.                                                                     21,400           718,398
BJ Services Co. (a)                                                                    15,800           590,288
Halliburton Co.                                                                        47,100         1,083,300
Key Energy Services, Inc. (a)                                                          15,600           167,232
Lufkin Industries, Inc.                                                                 2,500            60,875
Matrix Service Co.                                                                      7,600           130,568
Maverick Tube Corp. (a)                                                                 8,200           157,030
Nabors Industries, Ltd. (a)                                                            12,300           486,465
National-Oilwell, Inc. (a)                                                              3,400            74,800
Noble Corp. (a)                                                                        10,500           360,150
Patterson-UTI Energy, Inc. (a)                                                         11,400           369,360
Saipem SpA                                                                             20,000           149,993
Schlumberger, Ltd.                                                                      7,400           352,018
Smith International, Inc. (a)                                                           6,000           220,440
Superior Energy Services (a)                                                            7,400            70,152
Transocean, Inc. (a)                                                                    3,200            70,304

                       See Notes to Investment Portfolio.

                                                                                  SHARES             VALUE
                                                                              ---------------   ---------------
Unit Corp. (a)                                                                          6,400   $       133,824
Universal Compression
  Holdings, Inc. (a)                                                                    2,200            45,892
Weatherford International, Ltd. (a)                                                     1,000            41,900
Willbros Group, Inc. (a)                                                                6,500            67,535
                                                                                                ---------------
                                                                                                      5,350,524
                                                                                                ---------------
OIL & GAS--3.7%
Amerada Hess Corp.                                                                      2,000            98,360
Apache Corp.                                                                            6,460           420,288
BP Plc                                                                                 37,000           257,014
BP Plc, ADR                                                                            35,600         1,495,912
Comstock Resources, Inc. (a)                                                            4,300            58,824
ConocoPhillips                                                                         31,100         1,704,280
ENI-Ente Nazionale
  Idrocarburi SpA                                                                      17,000           257,530
Exxon Mobil Corp.                                                                      43,400         1,558,494
Frontier Oil Corp.                                                                      6,600           100,320
Harvest Natural Resources, Inc. (a)                                                    11,100            70,707
Marathon Oil Corp.                                                                     42,800         1,127,780
Murphy Oil Corp.                                                                        4,900           257,740
Occidental Petroleum Corp.                                                              1,300            43,615
Patina Oil & Gas Corp.                                                                  3,000            96,450
Premcor, Inc. (a)                                                                       1,400            30,170
Remington Oil & Gas Corp. (a)                                                           2,900            53,302
Royal Dutch Petroleum Co.                                                               4,060           188,762
Royal Dutch Petroleum Co.,
  New York Shares                                                                      22,100         1,030,302
Shell Transport & Trading Co. Plc                                                      79,100           522,978
Spinnaker Exploration Co. (a)                                                           3,600            94,320
St. Mary Land & Exploration Co.                                                         2,900            79,170
Tom Brown, Inc. (a)                                                                     2,100            58,359
Total Fina Elf SA                                                                       4,100           620,629
Valero Energy Corp.                                                                     2,500            90,825
Vintage Petroleum, Inc.                                                                 6,300            71,064
Westport Resources Corp. (a)                                                            3,300            75,075
XTO Energy, Inc.                                                                       11,533           231,929
                                                                                                ---------------
                                                                                                     10,694,199
                                                                                                ---------------

FINANCIALS--11.8%
BANKS--3.7%
Allied Irish Banks Plc                                                                  6,500            97,271
Bancfirst Corp.                                                                           400            20,744
Bancorpsouth, Inc.                                                                      2,900            60,465
Bank of America Corp.                                                                  20,300         1,604,309
Bank of Granite Corp.                                                                   2,800            47,740
Bank of New York Co., Inc.                                                             27,800           799,250
Bank One Corp.                                                                         25,500           948,090
Bankinter SA                                                                            2,555            90,900
Banknorth Group, Inc.                                                                   2,700            68,904
Boston Private Financial
  Holdings, Inc.                                                                        2,400            50,592
Bryn Mawr Bank Corp.                                                                    1,700            63,019
Capitol Bancorp, Ltd.                                                                   1,300            35,230
Charter One Financial, Inc.                                                             2,300            71,714
Chemical Financial Corp.                                                                2,810            83,738
Chittenden Corp.                                                                        3,200   $        87,520
City National Corp./CA                                                                  1,600            71,296
Commercial Capital
  Bancorp, Inc. (a)                                                                     1,900            29,165
Community First
  Bankshares, Inc.                                                                      2,200            60,060
Community Trust Bancorp, Inc.                                                           1,600            41,824
Corus Bankshares, Inc.                                                                  1,500            72,645
Cullen/Frost Bankers, Inc.                                                              1,000            32,100
DBS Group Holdings, Ltd.                                                               30,000           175,493
Deutsche Bank AG                                                                        2,450           159,167
Dime Community Bancshares, Inc.                                                         5,400           137,430
East-West Bancorp, Inc.                                                                 2,700            97,578
Fifth Third Bancorp                                                                     7,200           412,848
First Citizens BancShares, Inc.                                                           500            50,420
First Financial Bankshares, Inc.                                                        1,375            46,008
ForeningsSparbanken AB                                                                 20,450           282,635
Golden West Financial Corp.                                                             2,600           208,026
Greenpoint Financial Corp.                                                              1,700            86,598
Hancock Holding Co.                                                                       700            32,942
Lloyds TSB Group Plc                                                                   98,790           702,556
MainSource Financial Group, Inc.                                                        1,050            25,588
MASSBANK Corp.                                                                            900            32,553
Mercantile Bankcorp                                                                     1,300            37,128
Merchants Bancshares, Inc.                                                              2,300            59,800
Mid-State Bancshares                                                                    4,000            79,000
North Fork Bancorporation, Inc.                                                         2,600            88,556
Northrim BanCorp., Inc.                                                                 2,100            38,073
Omega Financial Corp.                                                                     800            27,360
Prosperity Bancshares, Inc.                                                             4,400            84,700
Riggs National Corp.                                                                    4,500            68,490
Sanpaolo IMI SpA                                                                       35,150           327,089
Simmons First National Corp.                                                            2,000            40,020
Sovereign Bancorp, Inc.                                                                 5,900            92,335
Sumitomo Mitsui Financial
  Group, Inc.                                                                              20            43,719
Trico Bancshares                                                                        2,900            73,747
UBS AG                                                                                 18,750         1,045,289
UCBH Holdings, Inc.                                                                     3,300            94,644
UFJ Holdings, Inc. (a)                                                                     73           107,196
UniCredito Italiano SpA                                                                70,350           335,818
US Bancorp                                                                             37,600           921,200
W Holding Co., Inc.                                                                     1,900            32,148
Webster Financial Corp.                                                                 1,500            56,700
Whitney Holding Corp.                                                                   1,000            31,970
                                                                                                ---------------
                                                                                                     10,571,400
                                                                                                ---------------
DIVERSIFIED FINANCIALS--3.9%
Asta Funding, Inc. (a)                                                                  1,100            26,400
Bear Stearns Cos., Inc.                                                                 1,000            72,420
Cash America International, Inc.                                                        8,100           107,082
Citigroup, Inc.                                                                       125,400         5,367,120
CompuCredit Corp. (a)                                                                   1,700            20,655
Fannie Mae                                                                              8,950           603,588
Fortis                                                                                 18,040           313,748
Freddie Mac                                                                            17,900           908,783
Goldman Sachs Group, Inc.                                                               5,900           494,125

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
                                                                                  SHARES             VALUE
                                                                              ---------------   ---------------
Investors Financial Services Corp.                                                      5,400   $       156,654
Janus Capital Group, Inc.                                                               6,900           113,160
Jefferies Group, Inc.                                                                   1,800            89,622
JP Morgan Chase & Co.                                                                  39,700         1,356,946
Legg Mason, Inc.                                                                          700            45,465
Lehman Brothers Holdings, Inc.                                                          1,200            79,776
Metris Cos., Inc.                                                                       8,600            47,730
MFC Bancorp, Ltd. (a)                                                                   7,000            58,093
Moody's Corp.                                                                             900            47,439
MTC Technologies, Inc. (a)                                                              2,700            63,342
Nomura Holdings, Inc.                                                                  25,000           317,884
Promise Co., Ltd.                                                                       3,300           123,624
Providian Financial Corp. (a)                                                           4,200            38,892
SLM Corp.                                                                               9,300           364,281
State Street Corp.                                                                      8,500           334,900
                                                                                                ---------------
                                                                                                     11,151,729
                                                                                                ---------------
INSURANCE--3.1%
Alleanza Assicurazioni SpA                                                             35,650           339,533
AMB Generali Holding AG                                                                 3,400           223,310
AMBAC Financial Group, Inc.                                                            17,400         1,152,750
American International Group, Inc.                                                     47,800         2,637,604
AmerUs Group Co.                                                                        1,100            31,009
Arthur J Gallagher & Co.                                                                2,800            76,160
Berkshire Hathaway, Inc. (a)                                                               16         1,160,000
Cincinnati Financial Corp.                                                                900            33,381
Commerce Group, Inc.                                                                    1,400            50,680
Delphi Financial Group                                                                  2,000            93,600
Hilb Rogal & Hamilton Co.                                                               2,900            98,716
Infinity Property & Casualty Corp.                                                      2,700            63,828
Kansas City Life Insurance Co.                                                            300            12,852
Lincoln National Corp.                                                                 31,500         1,122,345
Loews Corp.                                                                               900            42,561
Marsh & McLennan Cos., Inc.                                                             5,500           280,885
MGIC Investment Corp.                                                                  11,400           531,696
Nationwide Financial Services                                                           1,400            45,500
Navigators Group, Inc. (a)                                                                900            26,838
Philadelphia Consolidated
  Holding Co. (a)                                                                       2,100            84,840
Phoenix Cos., Inc.                                                                      6,900            62,307
PMI Group, Inc.                                                                         3,400            91,256
Radian Group, Inc.                                                                      2,100            76,965
RLI Corp.                                                                               2,700            88,830
St. Paul Cos.                                                                           1,400            51,114
Stancorp Financial Group, Inc.                                                          2,200           114,884
State Auto Financial Corp.                                                              2,100            47,145
Swiss Re                                                                                1,650            91,619
Universal American
  Financial Corp. (a)                                                                   2,900            18,473
                                                                                                ---------------
                                                                                                      8,750,681
                                                                                                ---------------
REAL ESTATE--1.1%
Alexandria Real Estate Equities, Inc.                                                   2,475           111,375
Apartment Investment &
  Management Co.                                                                        1,700            58,820
Archstone-Smith Trust                                                                   2,425            58,200
American Financial Realty Trust                                                        11,200           166,992
Avalonbay Communities, Inc.                                                             1,750            74,620
Boston Properties, Inc.                                                                 1,750   $        76,650
Boykin Lodging Co.                                                                      4,500            35,100
CarrAmerica Realty Corp.                                                                1,000            27,810
Catellus Development Corp. (a)                                                          1,350            29,700
CenterPoint Properties Trust                                                              925            56,656
Chelsea Property Group, Inc.                                                            1,375            55,426
Cousins Properties, Inc.                                                                5,800           161,820
Duke Realty Corp.                                                                       2,550            70,253
EastGroup Properties, Inc.                                                              2,100            56,700
Equity Office Properties Trust                                                          3,300            89,133
Equity One, Inc.                                                                        3,400            55,760
Equity Residential                                                                      2,275            59,036
First Industrial Realty Trust, Inc.                                                     1,000            31,600
General Growth Properties, Inc.                                                         2,300           143,612
Getty Realty Corp.                                                                      2,200            49,104
iStar Financial, Inc.                                                                   4,150           151,475
Keystone Property Trust                                                                 2,300            42,573
Kimco Realty Corp.                                                                      2,750           104,225
Liberty Property Trust                                                                  1,475            51,035
Manufactured Home
  Communities, Inc.                                                                       650            22,821
Mid-America Apartment
  Communities, Inc.                                                                     2,200            59,422
Nationwide Health Properties, Inc.                                                      3,700            58,941
Newcastle Investment Corp.                                                              2,300            45,034
PS Business Parks, Inc.                                                                 2,400            84,720
Pan Pacific Retail Properties, Inc.                                                     1,075            42,301
Parkway Properties, Inc.                                                                  350            14,717
Prentiss Properties Trust                                                                 675            20,243
ProLogis                                                                                5,075           138,548
Public Storage, Inc.                                                                    2,225            75,361
RFS Hotel Investors, Inc.                                                                 600             7,392
Reckson Associates Realty Corp.                                                           850            17,731
Regency Centers Corp.                                                                   3,100           108,438
Rouse Co.                                                                               2,825           107,632
Simon Property Group, Inc.                                                              3,950           154,169
SL Green Realty Corp.                                                                     900            31,401
St. Joe Co. (The)                                                                       3,100            96,720
Taubman Centers, Inc.                                                                   1,600            30,656
United Dominion Realty Trust, Inc.                                                      1,750            30,135
Universal Health Realty
  Income Trust                                                                          1,500            40,500
Urstadt Biddle Properties                                                               3,300            42,438
Vornado Realty Trust                                                                    1,950            85,020
                                                                                                ---------------
                                                                                                      3,132,015
                                                                                                ---------------

HEALTH CARE--10.4%
BIOTECHNOLOGY--0.8%
Amgen, Inc. (a)                                                                        24,400         1,621,136
Biogen, Inc. (a)                                                                          400            15,200
BioMarin Pharmaceuticals, Inc. (a)                                                      4,700            45,872
Charles River Laboratories
  International, Inc. (a)                                                               3,100            99,758
Ciphergen Biosystems, Inc. (a)                                                          5,200            53,300
Gilead Sciences, Inc. (a)                                                               1,100            61,138
Idec Pharmaceuticals Corp. (a)                                                          1,000            34,000

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                                       157
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
                                                                                  SHARES             VALUE
                                                                              ---------------   ---------------
MedImmune, Inc. (a)                                                                       600   $        21,822
Neurocrine Biosciences, Inc. (a)                                                        1,200            59,928
Protein Design Labs, Inc. (a)                                                           4,500            62,910
Serologicals Corp. (a)                                                                  9,800           133,574
Telik, Inc. (a)                                                                         4,200            67,494
                                                                                                ---------------
                                                                                                      2,276,132
                                                                                                ---------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
Alcon, Inc.                                                                             6,600           301,620
American Medical Systems
  Holdings, Inc. (a)                                                                    4,900            82,663
Becton Dickinson & Co.                                                                 12,500           485,625
Bio Rad Laboratories, Inc. (a)                                                          1,800            99,630
Biomet, Inc.                                                                            3,400            97,444
Boston Scientific Corp. (a)                                                            10,950           669,045
Cie Generale D'Optique Essilor
  International SA                                                                      8,700           351,052
Hillenbrand Industries, Inc.                                                              700            35,315
Integra LifeSciences
  Holdings Corp. (a)                                                                    5,400           142,452
Kyphon, Inc. (a)                                                                        5,900            89,208
Medical Action Industries, Inc. (a)                                                     8,300           135,539
Medtronic, Inc.                                                                        15,300           733,941
Noven Pharmaceuticals, Inc. (a)                                                         8,000            81,920
Respironics, Inc. (a)                                                                   1,700            63,784
Sola International, Inc. (a)                                                            3,100            53,940
SonoSite, Inc. (a)                                                                      3,900            77,805
St. Jude Medical, Inc. (a)                                                             10,800           621,000
Varian Medical Systems, Inc. (a)                                                        1,270            73,114
Wright Medical Group, Inc. (a)                                                          3,600            68,400
Zoll Medical Corp. (a)                                                                  1,800            60,408
                                                                                                ---------------
                                                                                                      4,323,905
                                                                                                ---------------
HEALTH CARE PROVIDERS & SERVICES--2.6%
Accredo Health, Inc. (a)                                                                2,400            52,320
Aetna, Inc.                                                                            26,100         1,571,220
AmerisourceBergen Corp.                                                                 2,600           180,310
Anthem, Inc. (a)                                                                        8,300           640,345
Caremark Rx, Inc. (a)                                                                  25,200           647,136
Cobalt Corp. (a)                                                                        3,900            80,145
Community Health Systems, Inc. (a)                                                      3,100            59,799
Cross Country Healthcare, Inc. (a)                                                      3,400            44,846
DaVita, Inc. (a)                                                                        2,900            77,662
First Health Group Corp. (a)                                                            7,000           193,200
Genesis Health Ventures, Inc. (a)                                                       3,600            63,540
HCA, Inc.                                                                               1,900            60,876
Hooper Holmes, Inc.                                                                     6,600            42,504
Humana, Inc. (a)                                                                        4,700            70,970
Kindred Healthcare, Inc. (a)                                                            1,900            33,896
Laboratory Corporation of
  America Holdings (a)                                                                  2,200            66,330
LifePoint Hospitals, Inc. (a)                                                           4,700            98,418
Lincare Holdings, Inc. (a)                                                              2,500            78,775
MAXIMUS, Inc. (a)                                                                       1,100            30,393
McKesson Corp.                                                                         22,400           800,576
Pacificare Health Systems (a)                                                           1,700            83,861
Pediatrix Medical Group, Inc. (a)                                                       1,600            57,040
Province Healthcare Co. (a)                                                             2,200            24,354
Stewart Enterprises, Inc. (a)                                                           9,700   $        41,710
Sunrise Assisted Living, Inc. (a)                                                       2,100            46,998
UnitedHealth Group, Inc.                                                               22,600         1,135,650
US Oncology, Inc. (a)                                                                  11,100            82,029
WebMD Corp. (a)                                                                         7,400            80,142
WellChoice, Inc. (a)                                                                    4,500           131,760
WellPoint Health Networks (a)                                                           8,100           682,830
                                                                                                ---------------
                                                                                                      7,259,635
                                                                                                ---------------
PHARMACEUTICALS--5.5%
Abbott Laboratories                                                                    18,000           787,680
Adolor Corp. (a)                                                                        1,600            19,632
Alpharma, Inc.                                                                          2,100            45,360
Andrx Corp. (a)                                                                         4,800            95,520
Atrix Labs, Inc. (a)                                                                    2,600            57,174
Aventis SA                                                                              8,200           451,890
Barr Laboratories, Inc. (a)                                                             2,650           173,575
Biovail Corp. (a)                                                                      14,400           677,664
Bristol-Myers Squibb Co.                                                               28,700           779,205
GlaxoSmithKline plc                                                                    21,350           431,590
InterMune, Inc. (a)                                                                     2,600            41,886
Johnson & Johnson                                                                      31,600         1,633,720
Merck & Co., Inc.                                                                      44,300         2,682,365
Nektar Therapeutics (a)                                                                 2,900            26,767
Novartis AG                                                                            15,950           632,524
Novo-Nordisk A/S                                                                        7,000           245,418
Pfizer, Inc.                                                                          138,500         4,729,775
Salix Pharmaceuticals, Ltd. (a)                                                         4,000            41,960
SFBC International, Inc. (a)                                                            2,000            36,200
Shire Pharmaceuticals Plc (a)                                                          21,325           140,992
SICOR, Inc. (a)                                                                         5,200           105,768
Takeda Chemical Industries, Ltd.                                                        8,100           299,387
Taro Pharmaceuticals Industries (a)                                                     1,900           104,272
Teva Pharmaceutical
  Industries, Ltd., ADR                                                                12,700           723,011
Trimeris, Inc. (a)                                                                      2,000            91,360
Wyeth                                                                                  16,100           733,355
                                                                                                ---------------
                                                                                                     15,788,050
                                                                                                ---------------

INDUSTRIALS--6.6%
AEROSPACE & DEFENSE--1.3%
Alliant Techsystems, Inc. (a)                                                             600            31,146
Armor Holdings, Inc. (a)                                                                3,100            41,540
DRS Technologies, Inc. (a)                                                              4,000           111,680
General Dynamics Corp.                                                                 10,300           746,750
Herley Industries, Inc. (a)                                                             1,800            30,564
Honeywell International, Inc.                                                          45,800         1,229,730
Integrated Defense
  Technologies, Inc. (a)                                                                2,500            38,775
Ladish Co., Inc. (a)                                                                    5,100            33,762
Lockheed Martin Corp.                                                                   8,700           413,859
Mercury Computer Systems, Inc.(a)                                                       2,100            38,136
Northrop Grumman Corp.                                                                    300            25,887
Precision Castparts Corp.                                                               2,000            62,200
Raytheon Co.                                                                           25,000           821,000
                                                                                                ---------------
                                                                                                      3,625,029
                                                                                                ---------------

                       See Notes to Investment Portfolio.

                                                                                  SHARES             VALUE
                                                                              ---------------   ---------------
AIR FREIGHT & COURIERS--0.5%
CNF, Inc.                                                                               1,500   $        38,070
EGL Inc. (a)                                                                            2,700            41,040
Exel plc                                                                               17,000           174,778
FedEx Corp.                                                                             7,100           440,413
JB Hunt Transport Services, Inc. (a)                                                    2,000            75,500
Ryder System, Inc.                                                                      2,300            58,926
TPG NV                                                                                 15,502           269,607
United Parcel Service, Inc.                                                             5,000           318,500
UTI Worldwide, Inc.                                                                     1,900            59,261
                                                                                                ---------------
                                                                                                      1,476,095
                                                                                                ---------------
AIRLINES--0.1%
AMR Corp. (a)                                                                           5,100            56,100
Atlantic Coast Airlines
  Holdings, Inc. (a)                                                                    4,600            62,054
Mesaba Holdings, Inc. (a)                                                               2,700            16,659
Ryanair Holding Plc, ADR (a)                                                            4,000           179,600
Skywest, Inc.                                                                           3,600            68,616
                                                                                                ---------------
                                                                                                        383,029
                                                                                                ---------------
BUILDING PRODUCTS--0.1%
Jacuzzi Brands, Inc. (a)                                                                9,500            50,255
NCI Building Systems, Inc. (a)                                                          2,600            43,420
Watsco, Inc.                                                                            3,900            64,584
                                                                                                ---------------
                                                                                                        158,259
                                                                                                ---------------
COMMERCIAL SERVICES & SUPPLIES--1.8%
Adecco SA                                                                               5,000           206,422
Arbitron, Inc. (a)                                                                      2,900           103,530
Banta Corp.                                                                             1,700            55,029
Bellsystem 24, Inc.                                                                       700           112,428
BISYS Group, Inc. (a)                                                                   4,200            77,154
Brinks Co.                                                                              4,500            65,565
Casella Waste Systems, Inc. (a)                                                         8,100            73,143
Cendant Corp. (a)                                                                       6,900           126,408
Century Business Services, Inc. (a)                                                     7,100            23,075
ChoicePoint, Inc. (a)                                                                   2,700            93,204
Chubb Plc                                                                             127,650           159,300
Concord EFS, Inc. (a)                                                                  39,600           582,912
Consolidated Graphics, Inc. (a)                                                         3,400            77,792
Corporate Executive Board Co. (a)                                                       3,800           155,116
Dai Nippon Printing Co., Ltd.                                                          16,000           169,538
DST Systems, Inc. (a)                                                                     900            34,200
Electro Rent Corp. (a)                                                                  3,400            36,652
First Data Corp.                                                                       10,700           443,408
FTI Consulting, Inc. (a)                                                                3,450            86,146
Imagistics International, Inc. (a)                                                      3,700            95,460
Kroll, Inc. (a)                                                                         1,200            32,472
Manpower, Inc.                                                                          1,900            70,471
Navigant Consulting, Inc. (a)                                                           1,900            22,515
NCO Group, Inc. (a)                                                                     3,700            66,267
Republic Services, Inc. (a)                                                             3,300            74,811
Robert Half International, Inc. (a)                                                     3,400            64,396
Secom Co., Ltd.                                                                         8,000           234,951
Securitas AB                                                                           10,000   $       102,562
Sourcecorp (a)                                                                          4,600            99,360
Sylvan Learning Systems, Inc. (a)                                                       4,700           107,348
TeleTech Holdings, Inc. (a)                                                             4,100            17,343
United Stationers, Inc. (a)                                                             1,400            50,638
Waste Connections, Inc. (a)                                                             2,300            80,615
Waste Management, Inc.                                                                 51,500         1,240,635
Weight Watchers
  International, Inc. (a)                                                               2,200           100,078
                                                                                                ---------------
                                                                                                      5,140,944
                                                                                                ---------------
CONSTRUCTION & ENGINEERING--0.1%
Chicago Bridge & Iron Co., NV                                                           5,500           124,740
Comfort Systems USA, Inc. (a)                                                           7,600            19,988
EMCOR Group, Inc. (a)                                                                   2,200           108,592
Mastec, Inc. (a)                                                                       11,000            63,360
Shaw Group, Inc. (a)                                                                    3,700            44,585
                                                                                                ---------------
                                                                                                        361,265
                                                                                                ---------------
ELECTRICAL EQUIPMENT--0.3%
American Power Conversion                                                               2,500            38,975
Ametek, Inc.                                                                            1,000            36,650
Genlyte Group, Inc. (a)                                                                 1,300            45,461
Rayovac Corp. (a)                                                                       4,000            51,800
Samsung Electronics Co., GDR                                                            1,600           238,000
Tecumseh Products Co.                                                                   1,500            57,465
Ushio, Inc.                                                                            21,000           243,544
                                                                                                ---------------
                                                                                                        711,895
                                                                                                ---------------
INDUSTRIAL CONGLOMERATES--1.6%
Carlisle Cos., Inc.                                                                     3,200           134,912
Denbury Resources, Inc. (a)                                                             4,400            59,092
General Electric Co.                                                                   72,700         2,085,036
Siemens AG                                                                              2,925           143,731
Textron, Inc.                                                                          37,200         1,451,544
Tyco International, Ltd.                                                               34,900           662,402
                                                                                                ---------------
                                                                                                      4,536,717
                                                                                                ---------------
MACHINERY--0.6%
AGCO Corp. (a)                                                                          3,800            64,904
Alamo Group, Inc.                                                                       1,800            21,996
Briggs & Stratton                                                                       1,200            60,600
Cuno, Inc. (a)                                                                          2,600            93,912
Dover Corp.                                                                            19,000           569,240
Esterline Technologies Corp. (a)                                                        3,300            57,453
Harsco Corp.                                                                            2,500            90,125
Ingersoll-Rand Co., Ltd.                                                                1,900            89,908
Kadant, Inc. (a)                                                                        3,300            61,875
Mueller Industries, Inc. (a)                                                            1,500            40,665
Navistar International Corp. (a)                                                        3,600           117,468
Oshkosh Truck Corp.                                                                     1,100            65,252
Parker Hannifin Corp.                                                                   1,000            41,990
Sandvik AB                                                                              5,000           131,016
Tomra Systems ASA                                                                      29,600           127,203
                                                                                                ---------------
                                                                                                      1,633,607
                                                                                                ---------------

                       See Notes to Investment Portfolio.

                                                                                  SHARES             VALUE
                                                                              ---------------   ---------------
ROAD & RAIL--0.1%
Covenant Transport, Inc. (a)                                                            2,200   $        37,400
Dollar Thrifty Automotive Group (a)                                                     3,000            55,650
Genesee & Wyoming, Inc. (a)                                                             4,400            90,508
Heartland Express, Inc. (a)                                                             3,600            80,100
Kansas City Southern (a)                                                                2,700            32,481
Old Dominion Freight Line (a)                                                           1,800            38,916
US Xpress Enterprises, Inc. (a)                                                         1,600            17,056
                                                                                                ---------------
                                                                                                        352,111
                                                                                                ---------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
CDW Corp. (a)                                                                           1,600            73,280
Fastenal Co.                                                                            2,100            71,274
Mitsubishi Corp.                                                                       26,000           180,702
WW Grainger, Inc.                                                                       2,100            98,196
                                                                                                ---------------
                                                                                                        423,452
                                                                                                ---------------

INFORMATION TECHNOLOGY--9.4%
COMMUNICATIONS EQUIPMENT--1.3%
3Com Corp. (a)                                                                          6,700            31,356
Advanced Fibre Communications (a)                                                       3,100            50,437
Allen Telecom, Inc. (a)                                                                 3,000            49,560
Andrew Corp. (a)                                                                        8,500            78,200
Avocent Corp. (a)                                                                       1,600            47,888
Black Box Corp.                                                                         1,400            50,680
Cable Design Technologies Corp. (a)                                                     4,400            31,460
Cisco Systems, Inc. (a)                                                                98,500         1,643,965
Comverse Technology, Inc. (a)                                                           6,400            96,192
Datacraft Asia, Ltd. (a)                                                               76,000            76,000
F5 Networks, Inc. (a)                                                                   4,400            74,140
Juniper Networks, Inc. (a)                                                              4,400            54,428
Motorola, Inc.                                                                         27,500           259,325
Nokia Oyj                                                                              26,060           429,849
Optical Communication
   Products, Inc. (a)                                                                  12,100            21,780
Scientific-Atlanta, Inc.                                                                2,800            66,752
Tollgrade Communications, Inc. (a)                                                      2,800            52,220
Utstarcom, Inc. (a)                                                                    20,000           711,400
                                                                                                ---------------
                                                                                                      3,825,632
                                                                                                ---------------
COMPUTERS & PERIPHERALS--1.0%
Applied Films Corp. (a)                                                                 4,500           116,460
AU Optronics Corp., ADR (a)                                                             5,900            40,828
Cray, Inc. (a)                                                                         12,300            97,170
Crossroads Systems, Inc. (a)                                                            3,000             5,067
Dell Computer Corp. (a)                                                                39,500         1,262,420
Electronics for Imaging (a)                                                             2,100            42,609
Hutchinson Technology, Inc. (a)                                                           500            16,445
Imation Corp.                                                                             500            18,910
Intergraph Corp. (a)                                                                    2,300            49,450
Iomega Corp. (a)                                                                        6,100            64,660
Legend Group, Ltd.                                                                    338,000           112,693
Lexmark International, Inc. (a)                                                        14,400         1,019,088
                                                                                                ---------------
                                                                                                      2,845,800
                                                                                                ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.9%
Amphenol Corp. (a)                                                                      2,800   $       131,096
Analogic Corp.                                                                            800            39,008
Anixter International, Inc. (a)                                                         3,700            86,691
Arrow Electronics, Inc. (a)                                                             3,100            47,244
AVX Corp.                                                                               4,400            48,356
Benchmark Electronics, Inc. (a)                                                         1,600            49,216
Brocade Communications
  Systems, Inc. (a)                                                                    21,400           126,046
Celestica, Inc. (a)                                                                    38,100           600,456
Checkpoint Systems, Inc. (a)                                                            3,400            48,110
Garmin, Ltd. (a)                                                                        4,800           191,376
Global Imaging Systems, Inc. (a)                                                        4,300            99,588
Hoya Corp.                                                                              3,400           234,600
Itron, Inc. (a)                                                                         4,600            99,176
Jabil Circuit, Inc. (a)                                                                 5,800           128,180
Littelfuse, Inc. (a)                                                                    3,400            76,024
Millipore Corp. (a)                                                                     2,300           102,051
MTS Systems Corp.                                                                       3,800            56,012
NU Horizons Electronics Corp. (a)                                                       5,800            34,800
Pioneer Standard Electronics                                                            5,600            47,488
Planar Systems, Inc. (a)                                                                2,600            50,856
Plexus Corp. (a)                                                                       12,400           142,972
Somera Communications, Inc. (a)                                                         9,100            13,286
Symbol Technologies, Inc.                                                               3,900            50,739
Tech Data Corp. (a)                                                                     2,100            56,091
Varian, Inc. (a)                                                                        1,600            55,472
Vishay Intertechnology, Inc. (a)                                                        6,200            81,840
                                                                                                ---------------
                                                                                                      2,696,774
                                                                                                ---------------
INTERNET SOFTWARE & SERVICES--0.2%
Check Point Software
  Technologies (a)                                                                      1,900            37,145
Digital River, Inc. (a)                                                                 4,900            94,570
Fidelity National Information
  Solutions, Inc. (a)                                                                   3,100            80,848
SonicWALL, Inc. (a)                                                                    11,600            55,680
Stellent, Inc. (a)                                                                      5,800            31,320
Trizetto Group (a)                                                                      2,300            13,892
Valueclick, Inc. (a)                                                                    5,600            33,768
webMethods, Inc. (a)                                                                    8,400            68,292
                                                                                                ---------------
                                                                                                        415,515
                                                                                                ---------------
INFORMATION TECHNOLOGY
  CONSULTING & SERVICES--0.6%
Acxiom Corp. (a)                                                                        3,400            51,306
Affiliated Computer Services, Inc. (a)                                                  2,600           118,898
American Management
  Systems, Inc. (a)                                                                     6,000            85,680
Cognizant Technology
  Solutions Corp. (a)                                                                   3,400            82,824
Computer Horizons Corp. (a)                                                             4,100            18,614
Electronic Data Systems Corp.                                                          31,500           675,675
Management Network
  Group, Inc. (a)                                                                      15,900            31,005

                       See Notes to Investment Portfolio.

                                                                                  SHARES             VALUE
                                                                              ---------------   ---------------
MPS Group, Inc. (a)                                                                    12,500   $        86,000
PEC Solutions, Inc. (a)                                                                 5,400            86,940
Priority Healthcare Corp. (a)                                                           2,300            42,665
SAP AG, ADR                                                                            14,800           432,456
SRA International Inc. (a)                                                              3,300           105,600
                                                                                                ---------------
                                                                                                      1,817,663
                                                                                                ---------------
OFFICE ELECTRONICS--0.4%
Canon, Inc.                                                                             3,000           137,917
Xerox Corp. (a)                                                                        88,800           940,392
Zebra Technologies Corp. (a)                                                            1,200            90,228
                                                                                                ---------------
                                                                                                      1,168,537
                                                                                                ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTION--2.9%
Agere Systems, Inc. (a)                                                                29,700            69,201
Altera Corp. (a)                                                                        2,100            34,440
Amkor Technology, Inc. (a)                                                              3,100            40,734
Analog Devices, Inc. (a)                                                                8,800           306,416
Applied Micro Circuits Corp. (a)                                                       24,200           146,410
Artisan Components, Inc. (a)                                                            2,800            63,308
ASML Holding NV,
  New York Shares (a)                                                                  13,000           124,280
Broadcom Corp. (a)                                                                     14,000           348,740
Brooks Automation, Inc. (a)                                                             9,900           112,266
Cabot Microelectronics Corp. (a)                                                       12,400           625,828
Cymer, Inc. (a)                                                                         2,000            64,020
DSP Group, Inc. (a)                                                                     2,600            55,978
Dupont Photomasks, Inc. (a)                                                             2,500            47,075
Entegris, Inc. (a)                                                                     11,500           154,560
Exar Corp. (a)                                                                          2,100            33,243
Fairchild Semiconductor
  International, Inc. (a)                                                               3,600            46,044
Helix Technology Corp.                                                                  3,100            41,013
Infineon Technologies AG, ADR (a)                                                      40,500           388,395
Integrated Circuit
  Systems, Inc. (a)                                                                     1,500            47,145
Integrated Device
  Technology, Inc. (a)                                                                  4,100            45,305
Intel Corp.                                                                            48,900         1,016,338
Intersil Corp. (a)                                                                     33,900           902,079
Lattice Semiconductor Corp. (a)                                                        10,200            83,946
Marvell Technology Group, Ltd. (a)                                                     19,000           653,030
Maxim Integrated Products, Inc.                                                         2,500            85,475
Microchip Technology, Inc.                                                             13,580           334,475
Mykrolis Corp. (a)                                                                      5,400            54,810
National Semiconductor Corp. (a)                                                        3,200            63,104
Novellus Systems, Inc. (a)                                                              2,700            98,877
NVIDIA Corp. (a)                                                                       30,050           691,450
Pericom Semiconductor Corp. (a)                                                         3,500            32,550
PMC-Sierra, Inc. (a)                                                                   52,900           620,517
Skyworks Solutions, Inc. (a)                                                            5,000            33,850
Taiwan Semiconductor
  Manufacturing Co., Ltd., ADR (a)                                                     31,900           321,552
Teradyne, Inc. (a)                                                                      2,160            37,390
Texas Instruments, Inc.                                                                16,650           293,040
Zoran Corp. (a)                                                                         5,500           105,655
                                                                                                ---------------
                                                                                                      8,222,539
                                                                                                ---------------
SOFTWARE--2.1%
Activision, Inc. (a)                                                                    6,450   $        83,334
Adobe Systems, Inc.                                                                    10,000           320,700
Amdocs, Ltd. (a)                                                                        5,800           139,200
BMC Software, Inc. (a)                                                                  3,500            57,155
Borland Software Corp. (a)                                                             11,600           113,332
Electronic Arts, Inc. (a)                                                               6,050           447,640
Henry (Jack) & Associates                                                               3,000            53,370
Intuit, Inc. (a)                                                                        1,400            62,342
Magma Design Automation, Inc. (a)                                                       3,000            51,450
Mercury Interactive Corp. (a)                                                           2,500            96,525
Micromuse, Inc. (a)                                                                     3,500            27,965
Microsoft Corp.                                                                       105,900         2,712,099
Novell, Inc. (a)                                                                       11,200            34,496
Oracle Corp. (a)                                                                       38,300           460,366
Pervasive Software, Inc. (a)                                                            5,800            31,030
PLATO Learning, Inc. (a)                                                                8,500            48,875
Reynolds & Reynolds Co.                                                                 2,900            82,824
SAP AG                                                                                  3,205           378,609
Siebel Systems, Inc. (a)                                                                5,000            47,700
Sybase, Inc. (a)                                                                        4,000            55,640
Symantec Corp. (a)                                                                      2,500           109,650
Take-Two Interactive Software (a)                                                       1,700            48,178
VERITAS Software Corp. (a)                                                             16,500           473,055
                                                                                                ---------------
                                                                                                      5,935,535
                                                                                                ---------------

MATERIALS--1.9%
CHEMICALS--0.8%
Air Products & Chemicals, Inc.                                                         16,600           690,560
Cytec Industries, Inc. (a)                                                              3,400           114,920
DSM NV                                                                                  5,000           211,186
Eastman Chemical Co.                                                                    2,100            66,507
Ecolab, Inc.                                                                            1,600            40,960
Engelhard Corp.                                                                         2,100            52,017
HB Fuller Co.                                                                           2,000            44,040
International Flavors &
  Fragrances, Inc.                                                                      3,700           118,141
Kaneka Corp.                                                                           37,000           228,443
Lubrizol Corp.                                                                          4,200           130,158
Methanex Corp.                                                                          1,200            12,827
Minerals Technologies, Inc.                                                             1,300            63,258
PPG Industries, Inc.                                                                    1,000            50,740
Praxair, Inc.                                                                           1,500            90,150
Schulman (A.), Inc.                                                                     2,600            41,756
Shin-Etsu Chemical Co., Ltd.                                                            5,000           171,040
                                                                                                ---------------
                                                                                                      2,126,703
                                                                                                ---------------
CONSTRUCTION MATERIALS--0.0%
Amcol International Corp.                                                               2,900            23,200
Centex Construction Products, Inc.                                                      1,600            64,144
                                                                                                ---------------
                                                                                                         87,344
                                                                                                ---------------
CONTAINERS & PACKAGING--0.1%
Aptargroup, Inc.                                                                        1,500            54,000
Crown Holdings, Inc. (a)                                                                7,300            52,122

                       See Notes to Investment Portfolio.

                                                                                  SHARES             VALUE
                                                                              ---------------   ---------------
Greif, Inc.                                                                             2,000   $        46,000
Jarden Corp. (a)                                                                        5,800           160,486
Packaging Corp. of America (a)                                                          2,000            36,860
                                                                                                ---------------
                                                                                                        349,468
                                                                                                ---------------
METALS & MINING--0.5%
Barrick Gold Corp.                                                                     40,800           730,320
BHP Billiton, Ltd.                                                                     15,000            87,020
Carpenter Technology Corp.                                                              3,100            48,360
JFE Holdings, Inc.                                                                     11,600           174,210
Peabody Energy Corp.                                                                    5,000           167,950
Pechiney SA                                                                             4,650           167,199
RTI International Metals, Inc. (a)                                                      4,500            48,735
                                                                                                ---------------
                                                                                                      1,423,794
                                                                                                ---------------
PAPER & FOREST PRODUCTS--0.5%
Boise Cascade Corp.                                                                     1,000            23,900
Bowater, Inc.                                                                          15,800           591,710
Georgia-Pacific Corp.                                                                   3,200            60,640
Glatfelter                                                                              1,700            25,075
International Paper Co.                                                                 1,850            66,101
MeadWestvaco Corp.                                                                      4,575           113,002
UPM-Kymmene Oyj                                                                        17,050           249,266
Weyerhaeuser Co.                                                                        6,000           324,000
                                                                                                ---------------
                                                                                                      1,453,694
                                                                                                ---------------

TELECOMMUNICATION SERVICES--2.8%
DIVERSIFIED TELECOMMUNICATION--2.2%
BellSouth Corp.                                                                        63,100         1,680,353
Intrado, Inc. (a)                                                                       2,100            33,159
North Pittsburgh Systems, Inc.                                                          2,700            40,689
SBC Communications, Inc.                                                               76,800         1,962,240
Telecom Italia SpA                                                                     31,150           282,343
Telefonica SA (a)                                                                      38,333           445,776
Verizon Communications, Inc.                                                           50,400         1,988,280
                                                                                                ---------------
                                                                                                      6,432,840
                                                                                                ---------------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
AT&T Wireless Services, Inc. (a)                                                       16,200           133,002
China Mobile, Ltd./HK                                                                  98,000           231,234
Metro One Telecommunications (a)                                                        3,000            15,480
Mobile Telesystems, ADR (a)                                                             3,300           194,700
NTT DoCoMo, Inc.                                                                          140           303,700
Sprint Corp.-PCS Group (a)                                                             15,600            89,700
Telephone & Data Systems, Inc.                                                          2,400           119,280
Vodafone Group Plc                                                                    295,000           577,813
                                                                                                ---------------
                                                                                                      1,664,909
                                                                                                ---------------

UTILITIES--1.9%
ELECTRIC UTILITIES--1.4%
Allete, Inc.                                                                            1,900            50,445
American Electric Power Co., Inc.                                                      26,500           790,495
Central Vermont Public Service Corp.                                                    3,800            74,290
CH Energy Group, Inc.                                                                   2,500           112,500
Consolidated Edison, Inc.                                                              22,000           952,160
El Paso Electric Co. (a)                                                                3,700            45,621
Entergy Corp.                                                                           1,300   $        68,614
Exelon Corp.                                                                            1,600            95,696
Maine Public Service Co.                                                                  900            29,259
MGE Energy, Inc.                                                                        1,500            47,250
National Grid Transco Plc                                                              54,400           369,562
Northeast Utilities                                                                     6,100           102,114
PG&E Corp. (a)                                                                         19,400           410,310
PPL Corp.                                                                               1,000            43,000
Progress Energy, Inc.                                                                   2,100            92,190
TXU Corp.                                                                              28,200           633,090
                                                                                                ---------------
                                                                                                      3,916,596
                                                                                                ---------------
GAS UTILITIES--0.0%
Cascade Natural Gas Corp.                                                               1,600            30,560
Northwest Natural Gas Co.                                                               1,200            32,700
WGL Holdings, Inc.                                                                      1,200            32,040
                                                                                                ---------------
                                                                                                         95,300
                                                                                                ---------------
MULTI-UTILITIES--0.5%
Duke Energy Corp.                                                                      62,200         1,240,890
Energy East Corp.                                                                       2,600            53,976
MDU Resources Group, Inc.                                                               1,000            33,490
                                                                                                ---------------
                                                                                                      1,328,356
                                                                                                ---------------
TOTAL COMMON STOCKS
  (cost of $172,667,040)                                                                            182,249,770
                                                                                                ---------------

                                                                                    PAR
                                                                              ---------------
CORPORATE BONDS--17.1%
CONSUMER DISCRETIONARY--2.5%
AUTO COMPONENTS--0.1%
American Axle &
  Manufacturing, Inc.,
  9.750%, 03/01/09                                                            $        75,000            80,813
Lear Corp.,
  8.110%, 05/15/09                                                                    275,000           316,937
                                                                                                ---------------
                                                                                                        397,750
                                                                                                ---------------
AUTOMOBILES--0.1%
General Motors Corp.,
  7.125%, 07/15/13                                                                    150,000           150,471
                                                                                                ---------------
HOTELS, RESTAURANTS & LEISURE--1.0%
Cinemark USA, Inc.,
  02/01/13 (b)                                                                        250,000           272,500
Extended Stay America,
  9.150%, 03/15/08                                                                    230,000           238,050
Harrah's Entertainment, Inc.,
  7.875%, 12/15/05                                                                    400,000           434,000
Host Marriott LP,
  9.500%, 01/15/07                                                                    135,000           146,137
International Game
  Technology, Inc.,
  8.375%, 05/15/09                                                                    100,000           122,000
Park Place Entertainment Corp.,
  9.375%, 02/15/07                                                                    325,000           359,125
Six Flags, Inc.,
  9.500%, 02/01/09                                                                      5,000             4,925
  9.750%, 06/15/07                                                                    110,000           108,900

                       See Notes to Investment Portfolio.

                                                                                    PAR              VALUE
                                                                              ---------------   ---------------
Speedway Motorsports, Inc.,
  6.750%, 06/01/13 (b)                                                        $       200,000   $       206,000
Starwood Hotels & Resorts, Inc.,
  7.875%, 05/01/12                                                                    225,000           246,375
Station Casinos, Inc.,
  8.875%, 12/01/08                                                                    350,000           365,750
YUM! Brands, Inc.,
  7.450%, 05/15/05                                                                     50,000            53,000
  7.650%, 05/15/08                                                                     50,000            55,500
  7.700%, 07/01/12                                                                    195,000           221,325
  8.875%, 04/15/11                                                                     45,000            52,650
                                                                                                ---------------
                                                                                                      2,886,237
                                                                                                ---------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Scotts Co.,
  8.625%, 01/15/09                                                                    250,000           267,500
                                                                                                ---------------
MEDIA--1.0%
AOL Time Warner, Inc.,
  7.625%, 04/15/31                                                                     75,000            85,926
British Sky Broadcasting Plc,
  8.200%, 07/15/2009                                                                  150,000           175,263
CSC Holdings, Inc.,
  8.125%, 08/15/09                                                                     50,000            51,250
  9.875%, 02/15/13                                                                    220,000           224,400
Dex Media East LLC,
  12.125%, 11/15/12                                                                   250,000           297,500
DirectTV Holdings LLC,
  8.375%, 03/15/13 (b)                                                                110,000           122,925
Houghton Mifflin Co.,
  9.875%, 02/01/13 (b)                                                                275,000           303,875
Lamar Media Corp.,
  7.250%, 01/01/13                                                                    375,000           399,375
Lin TV Corp.,
  6.500%, 05/15/13 (b)                                                                175,000           175,438
Mediacom Communications Corp.,
  9.500%, 01/15/13                                                                    325,000           346,125
Rogers Cable, Inc.,
  7.875%, 05/01/12                                                                    350,000           363,328
Sinclair Broadcast Group, Inc.,
  8.750%, 12/15/11                                                                    260,000           286,000
TCI Communications, Inc.,
  8.750%, 08/01/15                                                                    100,000           130,478
                                                                                                ---------------
                                                                                                      2,961,883
                                                                                                ---------------
SPECIALTY RETAIL--0.2%
Hasbro, Inc.,
  8.500%, 03/15/06                                                                    200,000           220,000
United Rentals, Inc.,
  8.800%, 08/15/08                                                                    200,000           194,000
                                                                                                ---------------
                                                                                                        414,000
                                                                                                ---------------
CONSUMER STAPLES--0.8%
BEVERAGES--0.2%
Constellation Brands, Inc.,
  8.125%, 01/15/12                                                            $       300,000   $       324,000
  8.500%, 03/01/09                                                                     50,000            53,500
Cott Beverages, Inc.,
  8.000%, 12/15/11                                                                    350,000           378,438
                                                                                                ---------------
                                                                                                        755,938
                                                                                                ---------------
FOOD & DRUG RETAILING--0.1%
Winn-Dixie Stores, Inc.,
  8.875%, 04/01/08                                                                    206,000           220,420
                                                                                                ---------------
HOUSEHOLD PRODUCTS--0.5%
Procter & Gamble Co.,
  4.750%, 06/15/07                                                                  1,250,000         1,358,275
                                                                                                ---------------

ENERGY--2.0%
ENERGY EQUIPMENT & SERVICES--0.2%
Grant Prideco, Inc.,
  9.625%, 12/01/07                                                                    400,000           438,000
Key Energy Services, Inc.,
  6.375%, 05/01/13                                                                     75,000            76,125
Universal Compression Holdings, Inc.,
  7.250%, 05/15/10 (b)                                                                 25,000            26,000
                                                                                                ---------------
                                                                                                        540,125
                                                                                                ---------------
OIL & GAS--1.8%
Amerada Hess Corp.,
  7.125%, 03/15/33                                                                    725,000           830,045
Devon Financing Corp.,
  6.875%, 09/30/11                                                                  1,000,000         1,174,730
Nexen, Inc.,
  7.875%, 03/15/32                                                                  1,250,000         1,545,575
Pride International, Inc.,
  10.000%, 06/01/09                                                                   350,000           381,500
Pemex Project Funding Master Trust,
  7.875%, 02/01/09                                                                    300,000           342,000
Vintage Petroleum, Inc.,
  7.875%, 05/15/11                                                                    250,000           261,875
Westport Resources Corp.,
  8.250%, 11/01/11                                                                    350,000           381,500
XTO Energy, Inc.,
  7.500%, 04/15/12                                                                    220,000           251,900
                                                                                                ---------------
                                                                                                      5,169,125
                                                                                                ---------------

FINANCIALS--6.0%
BANKS--0.4%
Den Danske Bank,
  6.550%, 09/15/03 (b)                                                              1,250,000         1,261,788
                                                                                                ---------------
DIVERSIFIED FINANCIALS--4.5%
Countrywide Home Loan, Inc.,
  6.850%, 06/15/04                                                                  1,000,000         1,050,760

                       See Notes to Investment Portfolio.

                                                                                    PAR              VALUE
                                                                              ---------------   ---------------
Fannie Mae,
  4.500%, 04/25/13                                                            $       615,000   $       629,929
  5.000%, 12/25/15-04/01/49                                                         2,115,000         2,191,814
  6.250%, 05/15/29                                                                     50,000            58,558
  6.625%, 09/15/09                                                                  2,320,000         2,783,573
Freddie Mac,
  5.250%, 01/15/06                                                                    150,000           163,289
  6.000%, 06/15/11                                                                    100,000           116,788
  6.250%, 07/15/04                                                                    100,000           105,279
Ford Motor Credit Corp.,
  7.375%, 02/01/11                                                                    925,000           951,057
Goldman Sachs Group, Inc.,
  5.700%, 09/01/12                                                                    600,000           661,308
  6.600%, 01/15/12                                                                    300,000           348,840
Household Financial Corp.,
  5.875%, 02/01/09                                                                    900,000         1,009,548
IBM Canada Credit Services Company,
  3.750%, 11/30/07 (b)                                                              1,000,000         1,027,140
International Lease Financial Corp.,
  6.375%, 03/15/09                                                                  1,250,000         1,400,987
RH Donnelley Financial Corp.,
  10.875%, 12/15/12 (b)                                                               350,000           406,000
                                                                                                ---------------
                                                                                                     12,904,870
                                                                                                ---------------
INSURANCE--1.0%
Florida Windstorm
  Underwriting Association,
  7.125%, 02/25/19 (b)                                                              1,150,000         1,378,609
Prudential Insurance Co.,
  7.650%, 07/01/07 (b)                                                              1,150,000         1,335,483
                                                                                                ---------------
                                                                                                      2,714,092
                                                                                                ---------------
REAL ESTATE--0.1%
Health Care REIT, Inc.,
  7.500%, 08/15/07                                                                    200,000           215,558
IStar Financial, Inc.,
  7.000%, 03/15/08                                                                    100,000           105,000
                                                                                                ---------------
                                                                                                        320,558
                                                                                                ---------------

HEALTH CARE--1.4%
HEALTH CARE EQUIPMENT & SUPPLIES--0.0%
Apogent Technologies, Inc.,
  6.500%, 05/15/13 (b)                                                                 25,000            25,813
                                                                                                ---------------
HEALTH CARE PROVIDERS & SERVICES--1.4%
AmerisourceBergen Corp.,
  7.250%, 11/15/12                                                                    100,000           108,750
  8.125%, 09/01/08                                                                    265,000           292,163
HCA Healthcare Co.,
  7.125%, 06/01/06                                                                    900,000           973,404
  7.875%, 02/01/11                                                                     50,000            55,381
  8.750%, 09/01/10                                                                     75,000            88,708
Omnicare, Inc.,
  8.125%, 03/15/11                                                                    400,000           437,000
Province Healthcare Co.,
  7.500%, 06/01/13                                                                    175,000           174,125
Select Medical Corp.,
  9.500%, 06/15/09                                                                    250,000           272,500
Tenet Healthcare Corp.,
  5.375%, 11/15/06                                                            $     1,125,000   $     1,091,250
Triad Hospitals, Inc.,
  8.750%, 05/01/09                                                                    350,000           378,000
                                                                                                ---------------
                                                                                                      3,871,281
                                                                                                ---------------

INDUSTRIALS--1.4%
AEROSPACE & DEFENSE--0.7%
K&F Industries, Inc.,
  9.625%, 12/15/10                                                                    175,000           192,500
Raytheon Co.,
  8.300%, 03/01/10                                                                  1,500,000         1,856,790
                                                                                                ---------------
                                                                                                      2,049,290
                                                                                                ---------------
AIR FREIGHT & COURIERS--0.0%
Offshore Logistics, Inc.,
  6.125%, 06/15/13 (b)                                                                 50,000            50,250
                                                                                                ---------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Allied Waste North America, Inc.,
  7.875%, 01/01/09                                                                    300,000           310,500
  10.000%, 08/01/09                                                                    75,000            79,875
Corrections Corp. of America,
  7.500%, 05/01/11                                                                    125,000           130,938
Iron Mountain, Inc.,
  8.625%, 04/01/13                                                                    350,000           377,125
Synagro Technologies, Inc.,
  9.500%, 04/01/09                                                                     25,000            26,750
                                                                                                ---------------
                                                                                                        925,188
                                                                                                ---------------
CONSTRUCTION & ENGINEERING--0.2%
KB Home,
  7.750%, 02/01/10                                                                    100,000           108,000
  8.625%, 12/15/08                                                                    225,000           254,250
  9.500%, 02/15/11                                                                     25,000            28,125
Toll Corp.,
  7.750%, 09/15/07                                                                    200,000           207,000
                                                                                                ---------------
                                                                                                        597,375
                                                                                                ---------------
MACHINERY--0.1%
Kennametal, Inc.,
  7.200%, 06/15/12                                                                    150,000           164,712
                                                                                                ---------------
ROAD & RAIL--0.1%
Burlington Northern Santa Fe,
  6.875%, 02/15/16                                                                    100,000           119,248
Kansas City Southern,
  7.500%, 06/15/09                                                                     54,000            55,890
  9.500%, 10/01/08                                                                    150,000           167,625
                                                                                                ---------------
                                                                                                        342,763
                                                                                                ---------------

MATERIALS--1.2%
CHEMICALS--0.2%
Airgas, Inc.,
  9.125%, 10/01/11                                                                     85,000            95,200
Ethyl Corp.,
  8.875%, 05/01/10 (b)                                                                195,000           199,875

                       See Notes to Investment Portfolio.

                                                                                    PAR              VALUE
                                                                              ---------------   ---------------
Equistar Chemicals LP,
  10.125%, 09/01/08                                                           $        60,000   $        61,650
  10.625%, 05/01/11 (b)                                                               140,000           143,500
Macdermid, Inc.,
  9.125%, 07/15/11                                                                     20,000            22,400
                                                                                                ---------------
                                                                                                        522,625
                                                                                                ---------------
CONTAINERS & PACKAGING--0.5%
Ball Corp.,
  6.875%, 12/15/12                                                                    350,000           371,875
Constar International, Inc.,
  11.000%, 12/01/12                                                                   150,000           162,750
Owens-Illinois, Inc.,
  7.350%, 05/15/08                                                                    270,000           271,350
Silgan Holdings, Inc.,
  9.000%, 06/01/09                                                                    375,000           388,125
Stone Container Corp.,
  9.750%, 02/01/11                                                                    200,000           218,000
                                                                                                ---------------
                                                                                                      1,412,100
                                                                                                ---------------
METALS & MINING--0.1%
Peabody Energy Corp.,
  6.875%, 03/15/13 (b)                                                                200,000           210,000
                                                                                                ---------------
PAPER & FOREST PRODUCTS--0.4%
Abitibi Consolidated, Inc.,
  7.875%, 08/01/09                                                                    200,000           220,586
Cascades, Inc.,
  7.250%, 02/15/13 (b)                                                                140,000           147,700
Georgia Pacific Corp.,
  8.875%, 05/15/31                                                                  1,000,000           980,000
                                                                                                ---------------
                                                                                                      1,348,286
                                                                                                ---------------

TELECOMMUNICATION SERVICES--1.2%
DIVERSIFIED TELECOMMUNICATION--0.4%
France Telecom SA,
  10.000%, 03/01/31                                                                    50,000            68,966
L 3 Communications Corp.,
  7.625%, 06/15/12                                                                    225,000           247,500
Sprint Capital Corp.,
  6.125%, 11/15/08                                                                    375,000           407,906
Worldcom, Inc.,
  8.250%, 05/15/31 (c)                                                              1,525,000           453,688
                                                                                                ---------------
                                                                                                      1,178,060
                                                                                                ---------------
WIRELESS TELECOMMUNICATION SERVICES--0.8%
AT&T Wireless Services, Inc.,
  7.875%, 03/01/11                                                                    400,000           472,960
Advance PCS,
  8.500%, 04/1/08                                                                     400,000           430,000
Nextel Comunications, Inc.,
  9.950%, 02/15/08                                                                     50,000            52,125
  10.650%, 09/15/07                                                                   275,000           284,625
Verizon Wireless Capital LLC,
  5.375%, 12/15/06                                                                    900,000           988,794
                                                                                                ---------------
                                                                                                      2,228,504
                                                                                                ---------------

UTILITIES--0.6%
ELECTRIC UTILITIES--0.6%
Chesapeake Energy Corp.,
  7.500%, 09/15/13 (b)                                                        $       165,000   $       174,900
  8.125%, 04/01/11                                                                     50,000            53,875
  8.375%, 11/01/08                                                                    100,000           108,000
  9.000%, 08/15/12                                                                     25,000            28,000
FirstEnergy Corp.,
  5.500%, 11/15/06                                                                  1,050,000         1,125,107
Indiana Michigan Power Co.,
  6.125%, 12/15/06                                                                     35,000            38,937
  6.875%, 07/01/04                                                                     50,000            52,298
Transalta Corp.,
  7.450%, 05/15/05                                                                     75,000            77,659
                                                                                                ---------------
                                                                                                      1,658,776
                                                                                                ---------------
GAS UTILITIES--0.0%
Semco Energy, Inc.,
  7.125%, 05/15/08 (b)                                                                 10,000            10,400
                                                                                                ---------------
TOTAL CORPORATE BONDS
  (cost of $46,794,037)                                                                              48,918,455
                                                                                                ---------------

FOREIGN GOVERNMENT OBLIGATION--0.1%
State of Israel,
  6.625%, 08/15/03
  (cost of $267,872)                                                                  250,000           251,605
                                                                                                ---------------

U.S. GOVERNMENT OBLIGATIONS--7.6%
U.S. GOVERNMENT AGENCIES--6.0%
Federal Home Loan Mortgage Corp.,
  5.500%, 12/01/32                                                                    188,742           194,981
  6.500%, 12/01/10-07/01/31                                                         5,782,551         6,040,383
  7.000%, 04/01/29-08/01/31                                                           142,735           149,717
  7.500%, 07/01/15-01/01/30                                                            86,255            91,749
  8.000%, 09/01/15                                                                     41,535            44,895
  12.000%, 07/01/20                                                                   218,278           251,379
                                                                                                ---------------
                                                                                                      6,773,104
                                                                                                ---------------
Federal National
  Mortgage Association,
  5.500%, 05/01/16                                                                    119,023           123,657
  6.000%, 04/01/16-07/01/31                                                           379,231           395,158
  6.120%, 10/01/08                                                                    236,589           260,347
  6.500%, 08/01/31-12/01/31                                                         2,181,771         2,275,210
  7.000%, 07/01/31-12/01/32                                                         1,573,807         1,657,372
  7.500%, 09/01/15-08/01/31                                                           335,794           357,419
  8.000%, 04/01/30-05/01/30                                                            94,801           102,229
                                                                                                ---------------
                                                                                                      5,171,392
                                                                                                ---------------

                       See Notes to Investment Portfolio.

                                                                                    PAR              VALUE
                                                                              ---------------   ---------------
Government National
  Mortgage Association,
  5.750%, 07/20/25                                                            $        75,176   $        76,781
  6.000%, 12/15/28-03/15/29                                                         3,100,687         3,255,332
  6.500%, 05/15/13-05/15/29                                                           521,964           551,067
  7.000%, 11/15/13-06/15/31                                                            76,795            81,395
  7.500%, 09/15/29                                                                    175,345           186,403
  8.000%, 03/15/26                                                                    995,757         1,079,454
  9.000%, 12/15/17                                                                     12,275            13,673
                                                                                                ---------------
                                                                                                      5,244,105
                                                                                                ---------------
U.S. GOVERNMENT BONDS & NOTES--1.6%
U.S. Treasury Bonds,
  5.375%, 02/15/31                                                                    695,000           782,608
  7.250%, 08/15/22                                                                    150,000           203,232
  7.625%, 02/15/25                                                                    150,000           213,275
  8.125%, 08/15/19                                                                    150,000           216,943
  12.000%, 08/15/13                                                                    35,000            50,863
                                                                                                ---------------
                                                                                                      1,466,921
                                                                                                ---------------
U.S. Treasury Notes,
  3.000%, 11/15/07                                                                    205,000           211,454
  3.625%, 05/15/13                                                                     55,000            55,430
  3.875%, 02/15/13                                                                    930,000           956,991
  4.000%, 11/15/12                                                                  1,700,000         1,768,996
  5.500%, 05/15/09                                                                    200,000           230,359
                                                                                                ---------------
                                                                                                      3,223,230
                                                                                                ---------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (cost of $20,503,399)                                                                              21,878,752
                                                                                                ---------------

NON-AGENCY MORTGAGE-BACKED &
  ASSET-BACKED SECURITIES--5.9%
ASSET-BACKED SECURITIES--3.5%
American Express Credit Card Trust,
  5.600%, 11/15/06                                                                    125,000           129,348
Chase Manhattan Auto Owner Trust,
  3.800%, 05/15/08                                                                    250,000           258,965
Chase Manhattan Auto Owner Trust,
  5.070%, 02/15/08                                                                    100,000           104,604
Chemical Bank Master Credit
  Card Trust,
  5.980%, 09/15/08                                                                    150,000           160,623
Citibank Credit Card Issuance Trust,
  4.950%, 02/09/09                                                                    205,000           221,656
Continental Airlines
  Pass-Through Trust,
  7.461%, 04/01/15                                                                    334,171           307,438
Federal Express Corp.
  Pass-Through Certificate,
  7.530%, 09/23/06                                                                    871,992           970,624
Honda Auto Receivables,
  5.090%, 10/18/06                                                                     50,000            51,521
MBNA Master Credit Card Trust,
  6.600%, 04/16/07                                                                  4,250,000         4,541,380
Standard Credit Card Master Trust,
  6.550%, 10/07/07                                                                  1,500,000         1,652,325
Toyota Auto Receivables,
  4.720%, 09/15/08                                                                    200,000           209,038
United Airlines
  Pass-Through Certificate,
  7.032%, 10/01/10 (d)                                                        $     1,372,048   $     1,166,241
  9.200%, 03/22/08 (c)                                                                507,021           111,545
Wells Fargo Auto Trust,
  5.070%, 03/15/08                                                                    250,000           256,950
                                                                                                ---------------
                                                                                                     10,142,258
                                                                                                ---------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--2.4%
American Mortgage Trust,
  7.432%, 09/27/22                                                                     89,094            80,184
Citicorp Pass-Through Trust,
  8.040%, 12/15/19 (b)                                                              1,950,000         2,353,943
LB-UBS Commercial Mortgage Trust,
  6.510%, 12/15/26                                                                  3,750,000         4,393,487
Rural Housing Trust,
  6.330%, 04/01/26                                                                     20,707            21,041
                                                                                                ---------------
                                                                                                      6,848,655
                                                                                                ---------------
TOTAL NON-AGENCY MORTGAGE-BACKED &
  ASSET-BACKED SECURITIES
  (cost of $16,263,427)                                                                              16,990,913
                                                                                                ---------------

MUNICIPAL BONDS--0.5%
California Infrastructure &
  Economic Development Authority,
  6.420%, 12/26/09                                                                  1,200,000         1,369,956
New Jersey Economic
  Development Authority,
  7.425%, 02/15/29                                                                    100,000           132,506
                                                                                                ---------------
TOTAL MUNICIPAL BONDS
  (cost of $1,481,723)                                                                                1,502,462
                                                                                                ---------------

                                                                                  SHARES
                                                                              ---------------
POOLED INVESTMENT VEHICLES--1.8%
S&P MidCap 400 Depositary Receipts                                                     23,300         2,043,876
SPDR Trust Series 1                                                                    30,000         2,928,900
                                                                                                ---------------
TOTAL POOLED INVESTMENT VEHICLES
  (cost of $4,298,020)                                                                                4,972,776
                                                                                                ---------------

PREFERRED STOCKS--0.9%
CONSUMER DISCRETIONARY--0.1%
MEDIA--0.1%
News Corp., Ltd., ADR                                                                  12,600           315,630
                                                                                                ---------------
FINANCIALS--0.7%
DIVERSIFIED FINANCIALS--0.7%
HSBC Capital Funding                                                                1,000,000         1,320,344
RBS Capital Trust                                                                     700,000           704,907
                                                                                                ---------------
                                                                                                      2,025,251
                                                                                                ---------------
HEALTH CARE--0.1%
HEALTH CARE EQUIPMENT & SUPPLIES--0.1%
Fresenius AG                                                                            5,475           259,147
                                                                                                ---------------
TOTAL PREFERRED STOCKS
  (cost of $2,877,532)                                                                                2,600,028
                                                                                                ---------------

                       See Notes to Investment Portfolio.

                                                                                    PAR              VALUE
                                                                              ---------------   ---------------
SHORT-TERM OBLIGATIONS--2.5%
Repurchase agreement with
  State Street Bank & Trust Co., dated
  06/30/03, due 07/01/03 at
  0.95%, collateralized by
  U.S. Treasury Bonds with
  various maturities to 11/15/10,
  market value $2,290,125
  (repurchase proceeds
  $2,241,059)                                                                 $     2,241,000   $     2,241,000
                                                                                                ---------------
Repurchase agreement with
  State Street Bank & Trust Co., dated
  06/30/03, due 07/01/03 at
  1.00%, collateralized by
  U.S. Treasury Bonds with
  various maturities to 02/15/29,
  market value $4,887,204
  (repurchase proceeds
  $4,777,133)                                                                       4,777,000         4,777,000
                                                                                                ---------------
TOTAL SHORT-TERM OBLIGATIONS
  (cost of $7,018,000)                                                                                7,018,000
                                                                                                ---------------
TOTAL INVESTMENTS--100.1%
  (cost of $272,171,050) (e)                                                                        286,382,761
                                                                                                ---------------
OTHER ASSETS & LIABILITIES, NET--(0.1)%                                                                (310,310)
                                                                                                ---------------
NET ASSETS--100.0%                                                                              $   286,072,451
                                                                                                ===============

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing.
(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of these securities amounted to $9,832,139 or 3.4% of the net assets.
(c) As of June 30, 2003 the Fund held certain securities that have filed for bankruptcy protection under Chapter 11, representing 0.2% of net assets. This issuer is in default of certain debt covenants. Income is not being accrued.
(d) As of June 30, 2003, this security has filed for bankruptcy protection under Chapter 11, representing 0.4% of net assets. This issuer is in default of certain debt covenants, however, income is being accrued as a special escrow account has been set up for eighteen months of interest.
(e) Cost for federal income tax purposes is $272,370,389. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion elections on fixed income securities.

               ACRONYM                                  NAME
               -------                                  ----
                 ADR                         American Depositary Receipt
                 GDR                          Global Depositary Receipt

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Liberty Asset Allocation Fund, Variable Series / June 30, 2003 (Unaudited)

ASSETS:
Investments, at cost                                                          $   272,171,050
                                                                              ---------------
Investments, at value                                                         $   286,382,761
Cash                                                                                  157,819
Foreign currency (cost of $861,266)                                                   838,589
Receivable for:
  Investments sold                                                                  5,447,922
  Fund shares sold                                                                    143,163
  Interest                                                                          1,032,758
  Dividends                                                                           228,147
  Expense reimbursement due from Manager/Distributor                                   27,027
Deferred Trustees' compensation plan                                                    3,263
Other assets                                                                           28,906
                                                                              ---------------
    TOTAL ASSETS                                                                  294,290,355
                                                                              ---------------
LIABILITIES:
Payable for:
  Investments purchased                                                             5,336,061
  Fund shares repurchased                                                           2,626,315
  Management fee                                                                      110,144
  Administration fee                                                                   35,931
  Transfer agent fee                                                                      594
  Pricing and bookkeeping fees                                                          3,827
  Merger costs                                                                         25,843
  Trustees' fee                                                                           334
  Reports to Shareholders                                                              75,592
Deferred Trustees' fee                                                                  3,263
                                                                              ---------------
    TOTAL LIABILITIES                                                               8,217,904
                                                                              ---------------
NET ASSETS                                                                    $   286,072,451
                                                                              ===============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                               $   296,803,534
Undistributed net investment income                                                 3,098,610
Accumulated net realized loss                                                     (28,024,938)
Net unrealized appreciation (depreciation) on:
  Investments                                                                      14,211,711
  Foreign currency translations                                                       (16,466)
                                                                              ---------------
NET ASSETS                                                                    $   286,072,451
                                                                              ===============
CLASS A:
Net assets                                                                    $   231,917,367
Shares outstanding                                                                 18,522,489
                                                                              ===============
Net asset value per share                                                     $         12.52
                                                                              ===============
CLASS B:
Net assets                                                                    $    54,155,084
Shares outstanding                                                                  4,338,075
                                                                              ===============
Net asset value per share                                                     $         12.48
                                                                              ===============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Liberty Asset Allocation Fund, Variable Series
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends                                                                     $     1,456,777
Interest                                                                            2,742,293
                                                                              ---------------
  Total Investment Income (net of foreign taxes withheld of $61,774)                4,199,070
                                                                              ---------------
EXPENSES:
Management fee                                                                        576,432
Administration fee                                                                    192,144
Distribution fee--Class B                                                              64,056
Pricing and bookkeeping fees                                                           49,665
Transfer agent fee                                                                      3,720
Trustees' fee                                                                           5,781
Custody fee                                                                            20,480
Other expenses                                                                         55,540
                                                                              ---------------
  Total Expenses                                                                      967,818
Fees reimbursed by Distributor--Class B                                               (14,362)
                                                                              ---------------
  Net Expenses                                                                        953,456
                                                                              ---------------
Net Investment Income                                                               3,245,614
                                                                              ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  FOREIGN CURRENCY AND FUTURES CONTRACTS:
Net realized gain (loss) on:
  Investments                                                                      (2,955,086)
  Foreign currency transactions                                                        54,064
  Futures contracts                                                                   (49,412)
  Net increase in reimbursement due from Manager (See Note 5)                          24,301
                                                                              ---------------
    Net realized loss                                                              (2,926,133)
                                                                              ---------------
Net change in unrealized appreciation/depreciation on:
  Investments                                                                      24,479,225
  Foreign currency translations                                                       (38,539)
  Futures contracts                                                                    42,065
                                                                              ---------------
    Net change in unrealized appreciation/depreciation                             24,482,751
                                                                              ---------------
Net Gain                                                                           21,556,618
                                                                              ---------------
Net Increase in Net Assets from Operations                                    $    24,802,232
                                                                              ===============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Liberty Asset Allocation Fund, Variable Series

                                                                                (UNAUDITED)
                                                                                SIX MONTHS            YEAR
                                                                                   ENDED             ENDED
                                                                                  JUNE 30,        DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                                  2003              2002
----------------------------------                                            ---------------   ---------------
OPERATIONS:
Net investment income                                                         $     3,245,614   $     7,651,311
Net realized loss on investments, foreign currency transactions and
  futures contracts                                                                (2,926,133)      (18,935,561)
Net change in unrealized appreciation/depreciation on investments,
  foreign currency translations and futures contracts                              24,482,751       (25,560,282)
                                                                              ---------------   ---------------
        Net Increase (Decrease) from Operations                                    24,802,232       (36,844,532)
                                                                              ---------------   ---------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                                                                         (6,166,140)       (8,018,427)
   Class B                                                                         (1,566,119)       (1,439,933)
                                                                              ---------------   ---------------
Total Distributions Declared to Shareholders                                       (7,732,259)       (9,458,360)
                                                                              ---------------   ---------------
SHARE TRANSACTIONS:
Class A:
  Subscriptions                                                                     1,022,765         4,404,498
  Proceeds received in connection with merger                                      38,966,649                --
  Distributions reinvested                                                          6,166,140         8,018,427
  Redemptions                                                                     (22,615,815)      (59,391,356)
                                                                              ---------------   ---------------
        Net Increase (Decrease)                                                    23,539,739       (46,968,431)
                                                                              ---------------   ---------------
Class B:
  Subscriptions                                                                     4,158,920        16,230,124
  Distributions reinvested                                                          1,566,119         1,439,933
  Redemptions                                                                      (6,128,611)       (5,779,970)
                                                                              ---------------   ---------------
        Net Increase (Decrease)                                                      (403,572)       11,890,087
                                                                              ---------------   ---------------
Net Increase (Decrease) from Share Transactions                                    23,136,167       (35,078,344)
                                                                              ---------------   ---------------
Total Increase (Decrease) in Net Assets                                            40,206,140       (81,381,236)
NET ASSETS:
Beginning of period                                                               245,866,311       327,247,547
                                                                              ---------------   ---------------
End of period (including undistributed net investment income of $3,098,610
  and $7,585,255, respectively)                                               $   286,072,451   $   245,866,311
                                                                              ===============   ===============
CHANGES IN SHARES:
Class A:
  Subscriptions                                                                        82,997           337,897
  Issued in connection with merger                                                  3,421,128                --
  Issued for distributions reinvested                                                 570,939           595,723
  Redemptions                                                                      (1,919,756)       (4,734,716)
                                                                              ---------------   ---------------
        Net Increase (Decrease)                                                     2,155,308        (3,801,096)
                                                                              ---------------   ---------------
Class B:
  Subscriptions                                                                       348,443         1,269,931
  Issued for distributions reinvested                                                 145,415           107,218
  Redemptions                                                                        (514,452)         (476,977)
                                                                              ---------------   ---------------
        Net Increase (Decrease)                                                       (20,594)          900,172
                                                                              ---------------   ---------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Liberty Asset Allocation Fund, Variable Series / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

   ORGANIZATION--Liberty Asset Allocation Fund, Variable Series (the "Fund"), a series of SteinRoe Variable Investment Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek high total investment return by investing primarily in a diversified portfolio of common stocks, securities convertible to common stock, bonds, and cash. The Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. The Fund offers two classes of shares:
Class A and Class B. Each share of a class represents an equal proportionate beneficial interest in that share class and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of their share class available for distribution to shareholders upon liquidation of the Fund. Shares of the Fund are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On April 1, 2003, Stein Roe & Farnham Incorporated, the investment advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect wholly owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Stein Roe & Farnham Incorporated with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Columbia provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund. Columbia also provides pricing and bookkeeping services to the Fund. Liberty Funds Distributor, Inc. ("LFD"), an affiliate of Columbia, serves as the principal underwriter of the Fund.

On April 7, 2003, the Galaxy VIP Asset Allocation Fund (the target fund), previously a single class fund of Galaxy VIP Fund, a separate Massachusetts business trust, merged into the Stein Roe Balanced Fund, Variable Series. The Stein Roe Balanced Fund, Variable Series received a tax-free transfer of assets from the Galaxy VIP Asset Allocation Fund as follows:

       SHARES             NET ASSETS           UNREALIZED
       ISSUED              RECEIVED          DEPRECIATION(1)
       ------              --------          ---------------
     3,421,128           $ 38,966,649          $ 3,453,289

                          NET ASSETS          NET ASSETS
     NET ASSETS         OF GALAXY VIP        OF STEIN ROE
    OF STEIN ROE       ASSET ALLOCATION      BALANCED FUND,
   BALANCED FUND,            FUND           VARIABLE SERIES
   VARIABLE SERIES        IMMEDIATELY         IMMEDIATELY
      PRIOR TO             PRIOR TO              AFTER
     COMBINATION          COMBINATION         COMBINATION
   --------------      ----------------     ----------------
   $  233,114,098        $ 38,966,649       $  272,080,747

Also on April 7, 2003, subsequent to the merger described above, the Stein Roe Balanced Fund, Variable Series was renamed the Liberty Asset Allocation Fund, Variable Series.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION AND TRANSACTIONS--Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities and such exchange rates occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS--All income, expenses (other than the Class B distribution fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share data and ratios reflect the distribution fee applicable to Class B shares only.

   FEDERAL INCOME TAXES--Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

   INTEREST INCOME, DEBT DISCOUNT AND PREMIUM--Interest income is recorded on the accrual basis. Discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis. Premium is amortized against interest income with a corresponding decrease in the cost basis.

   DISTRIBUTIONS TO SHAREHOLDERS--The Fund intends to distribute as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of investments. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution. Income and capital gain distributions are determined in accordance with federal income tax regulations.

   FOREIGN CURRENCY TRANSACTIONS--Net realized and unrealized gains (losses) on foreign currency transactions and translations includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Fund does not distinguish the portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

   OTHER--Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of December 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

      YEAR OF                            CAPITAL LOSS
    EXPIRATION                           CARRYFORWARD
    ----------                           ------------
       2009                              $  4,375,998
       2010                                14,373,391
                                         ------------
                                         $ 18,749,389
                                         ============

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

   MANAGEMENT AND ADMINISTRATIVE FEES--Columbia receives monthly fees equal to 0.45% and 0.15% annually of the Fund's average daily net assets for management and administrative services, respectively.

Nordea Investment Management North America, Inc. ("Nordea") has been retained by Columbia as sub-advisor to manage the portion of the Fund's assets allocated to foreign stocks. Columbia, out of the management fee it receives, pays Nordea a monthly sub-advisory fee equal to 0.40% annually of the average daily net assets of that portion of the Fund's assets managed by Nordea.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). The Manager pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended June 30, 2003, the net asset based fee rate was 0.033%. The Fund also pays out-of-pocket costs for pricing services.

   TRANSFER AGENT FEE--Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for an annual rate of $7,500.

   DISTRIBUTION FEE--The Fund has adopted a 12b-1 plan, which requires it to pay LFD a monthly distribution fee totaling 0.25% annually on Class B average daily net assets.

   EXPENSE LIMITS--Columbia has voluntarily agreed to reimburse all expenses, including management fees, but excluding interest, taxes, distribution fees, brokerage and extraordinary expenses of the Fund in excess of 0.75% annually of the Fund's average daily net assets.

LFD has voluntarily agreed to reimburse the Fund's Class B share distribution fee in excess of 0.15% when the total operating expenses of the Fund applicable to Class B shares, including distribution fees, are in excess of 0.90% annually of Class B average daily net assets.

These arrangements may be terminated or modified by Columbia or LFD at any time.

   OTHER--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION

   INVESTMENT ACTIVITY--For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $140,959,934 and $157,262,027, respectively, of which $9,290,113 and $10,669,215, respectively, were U.S. Government securities.

Unrealized appreciation (depreciation) at June 30, 2003, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation         $  28,321,110
     Gross unrealized depreciation           (14,308,738)
                                           -------------
       Net unrealized appreciation         $  14,012,372
                                           =============

   OTHER--There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell futures contracts. The Fund will use these instruments to hedge against the effects of changes in the portfolio securities due to market conditions and not for trading purposes. The use of futures contracts involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Manager of the future direction of the market or stock price or interest rate trends. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5. OTHER

During the six months ended June 30, 2003, the Fund was reimbursed $24,301 by the Manager for a loss incurred outside of the Fund's direct control on the sale of a portion of Barrick Gold Corp. shares.

FINANCIAL HIGHLIGHTS
Liberty Asset Allocation Fund, Variable Series--Class A Shares

Selected data for a share outstanding throughout each period is as follows:

                                                      (UNAUDITED)
                                                      SIX MONTHS
                                                        ENDED               YEAR ENDED DECEMBER 31,
                                                       JUNE 30,          -----------------------------
                                                         2003                2002             2001
                                                    -------------        ------------     ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                                $      11.87        $      13.86     $      16.35
                                                     ------------        ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                    0.15                0.36             0.39(b)
Net realized and unrealized gain
  (loss) on investments, foreign
  currency and futures contracts                             0.89               (1.94)           (1.86)(b)
                                                     ------------        ------------     ------------
    Total from Investment
      Operations                                             1.04               (1.58)           (1.47)
                                                     ------------        ------------     ------------
LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS:
From net investment income                                  (0.39)              (0.41)           (0.45)
From net realized gains                                        --                  --            (0.57)
                                                     ------------        ------------     ------------
    Total Distributions Declared
      to Shareholders                                       (0.39)              (0.41)           (1.02)
                                                     ------------        ------------     ------------
NET ASSET VALUE, END OF PERIOD                       $      12.52        $      11.87     $      13.86
                                                     ============        ============     ============
Total return (c)(d)                                          9.29%(e)          (11.73)%          (9.19)%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Expenses (f)                                                 0.70%(g)            0.70%            0.71%
Net investment income (f)                                    2.57%(g)            2.73%            2.68%(b)
Portfolio turnover rate                                        57%(e)             118%              57%
Net assets, end of period (000's)                    $    231,917        $    194,327     $    279,493

                                                                    YEAR ENDED DECEMBER 31,
                                                     -------------------------------------------------
                                                         2000                1999             1998
                                                     ------------        ------------     ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                                $      17.80        $      17.14     $      16.81
                                                     ------------        ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                    0.45                0.28             0.48
Net realized and unrealized gain
  (loss) on investments, foreign
  currency and futures contracts                            (0.63)               1.74             1.48
                                                     ------------        ------------     ------------
    Total from Investment
      Operations                                            (0.18)               2.02             1.96
                                                     ------------        ------------     ------------
LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS:
From net investment income                                  (0.47)              (0.47)           (0.51)
From net realized gains                                     (0.80)              (0.89)           (1.12)
                                                     ------------        ------------     ------------
    Total Distributions Declared
      to Shareholders                                       (1.27)              (1.36)           (1.63)
                                                     ------------        ------------     ------------
NET ASSET VALUE, END OF PERIOD                       $      16.35        $      17.80     $      17.14
                                                     ============        ============     ============
Total return (c)(d)                                         (1.02)%             12.53%           12.54%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Expenses (f)                                                 0.64%               0.63%(h)         0.65%
Net investment income (f)                                    2.66%               2.60%(h)         3.00%
Portfolio turnover rate                                        39%                 43%              61%
Net assets, end of period (000's)                    $    376,183        $    425,005     $    361,823

(a) Per share data was calculated using average shares outstanding during the period
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change, for the year ended December 31, 2001, was to decrease net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and to decrease the ratio of net investment income to average net assets from 2.73% to 2.68%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(c)  Total return at net asset value assuming all distributions reinvested.
(d) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.
(h) During the year ended December 31, 1999, the Fund Experienced a one-time reduction in its expenses of two basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the current fiscal year without the reduction.

SHAREHOLDER MEETING RESULTS
Liberty Asset Allocation Fund, Variable Series

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On February 19, 2003, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following items listed on the Trust's Proxy Statement for said Meeting. On December 2, 2002, the record date for the Meeting, the Galaxy VIP Asset Allocation Fund had 3,715,956.172 common shares outstanding. The votes cast were as follows:

                       SHAREHOLDER RESPONSE SUMMARY REPORT
      LIBERTY VARIABLE INVESTMENT TRUST/STEINROE VARIABLE INVESTMENT TRUST
                        GALAXY VIP ASSET ALLOCATION FUND
                                FEBRUARY 19, 2003

1. To approve an Agreement and Plan of Reorganization providing for (i) the sale of all of the assets of the Galaxy VIP Asset Allocation Fund to, and the assumption of all of the liabilities of the Galaxy VIP Asset Allocation Fund by, the Stein Roe Balanced Fund, Variable Series, in exchange for shares of the Stein Roe Balanced Fund, Variable Series, and the distribution of such shares to the shareholders of the Galaxy VIP Asset Allocation Fund in complete liquidation of the Galaxy VIP Asset Allocation Fund; (ii) the de-registration of The Galaxy VIP Fund as an investment company under the Investment Company Act of 1940, as amended, and (iii) The Galaxy VIP Fund's termination as a Massachusetts business trust under Massachusetts law.

                                                                                % OF                % OF
                                                          NO. OF             OUTSTANDING           SHARES
                                                          SHARES                SHARES              VOTED
                                                       -------------         -----------           ------
   Affirmative                                         3,344,940.074            90.016%            90.464%
   Against                                                41,413.212             1.114%             1.120%
   Abstain                                               311,197.311             8.375%             8.416%

   TOTAL                                               3,697,550.597            99.505%           100.000%

   ** FUND TOTALS:                             SHARES
   RECORD TOTAL                         3,715,956.172
   VOTED SHARES                         3,697,550.597
   PERCENT VOTED                               99.505%

PORTFOLIO MANAGER'S DISCUSSION
Liberty Federal Securities Fund, Variable Series / June 30, 2003

   Liberty Federal Securities Fund, Variable Series seeks the highest possible level of current income, consistent with the safety of principal and maintenance of liquidity.

   Ann T. Peterson has managed or co-managed the fund since June 2000. Since 1993 she has managed or co-managed other funds for the advisor.

   On April 7, 2003, Galaxy VIP Quality Plus Bond Fund was merged into Liberty Federal Securities Fund, Variable Series.

DECLINING INTEREST RATES BENEFIT BONDS

Government bonds continued to post modest gains during the first half of 2003. As the economy remained sluggish with no inflation in sight, interest rates, which drive government bond returns, continued to decline. The yield on the five-year US Treasury bond bottomed in mid-June at 2.03%. Soon after, the Federal Reserve lowered the federal funds rate--the target overnight interest rate at which commercial banks lend money to each other--to 1.00%. With interest rates at historical lows, investors reached for yield. The best performers were bonds with a yield advantage over Treasuries, including mortgage bonds, asset-backed securities and corporate bonds.

MORTGAGES AND LONGER DURATION BOOST PERFORMANCE

The fund, which focuses on government bonds, benefited from maintaining a high concentration in mortgage bonds and other bonds that provided additional yield. About 47% of the fund's net assets were in mortgage bonds, which did well in an environment in which investors looked to purchase bonds with higher yields than Treasuries. During the period, we added mortgage bonds with relatively lower coupons (or stated interest rates). As interest rates declined, these coupons helped lower prepayment risk (or the risk that a bond might be paid off before its maturity date). Prepayments occur as homeowners refinance to take advantage of lower interest rates. When this happens, bond investors lose income as they are forced to reinvest at lower prevailing rates.

   The fund acquired a small position in high-quality corporate bonds as a result of its merger in April with Galaxy VIP Quality Plus Bond Fund, an investment grade bond fund. The corporate bond position represented about 4% of the fund's net assets at the end of the period. Investment-grade corporate bonds did well as investors looked to add higher yielding securities in an environment of low interest rates. The merger also effectively reduced our stake in Treasuries from 43% to approximately 38% of net assets. Within the Treasury area, we focused on bonds with five-year maturities, which turned in slightly better performance than either shorter- or longer-maturity bonds.

   In an environment of declining interest rates, the fund's relatively longer duration further benefited performance. Duration is a measure of a bond's interest-rate sensitivity. The longer a bond's duration, the more its price will rise as interest rates fall, or fall as interest rates rise. We actively manage the fund's duration by lengthening it when we expect interest rates to fall and shortening it when we expect interest rates to rise. Our strategy going forward will be to continue to look for relative value primarily among Treasuries and mortgage bonds, while actively managing the fund's exposure to interest rate risk.


Economic and market conditions can frequently change. There is no assurance that the trends described here will continue or commence.

An investment in Liberty Federal Securities Fund, Variable Series offers the potential for attractive current income and total returns, but also involves certain risks. The value and return of your investment may fluctuate as a result of changes in interest rates; the financial strength of issuers of lower-rated bonds; foreign, political and economic developments; and changes in currency exchange rates.

PERFORMANCE INFORMATION
Liberty Federal Securities Fund, Variable Series / June 30, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (%)

                           (CUMULATIVE)
                             6-MONTH     1-YEAR  5-YEAR  10-YEAR
----------------------------------------------------------------
Class A (1/1/89)               3.10       9.15    6.99     6.69
Lehman Brothers
  Intermediate
  US Government
  Bond Index                   2.63       8.62    7.28     6.59

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 6/30/93 - 6/30/03

             CLASS A SHARES     LEHMAN BROTHERS INTERMEDIATE US GOVERNMENT BOND INDEX
    Jun-93        $  10,000                                                 $  10,000
 9/30/1993        $  10,065                                                 $  10,211
12/31/1993        $  10,132                                                 $  10,226
 3/31/1994        $   9,953                                                 $  10,037
 6/30/1994        $   9,883                                                 $   9,981
 9/30/1994        $   9,954                                                 $  10,058
12/31/1994        $   9,973                                                 $  10,048
 3/31/1995        $  10,435                                                 $  10,466
 6/30/1995        $  10,951                                                 $  10,954
 9/30/1995        $  11,176                                                 $  11,124
12/31/1995        $  11,543                                                 $  11,496
 3/31/1996        $  11,463                                                 $  11,418
 6/30/1996        $  11,531                                                 $  11,494
 9/30/1996        $  11,770                                                 $  11,692
12/31/1996        $  12,085                                                 $  11,962
 3/31/1997        $  12,073                                                 $  11,960
 6/30/1997        $  12,491                                                 $  12,293
 9/30/1997        $  12,859                                                 $  12,608
12/31/1997        $  13,178                                                 $  12,887
 3/31/1998        $  13,356                                                 $  13,081
 6/30/1998        $  13,630                                                 $  13,323
 9/30/1998        $  14,047                                                 $  13,945
12/31/1998        $  14,074                                                 $  13,980
 3/31/1999        $  14,142                                                 $  13,942
 6/30/1999        $  14,073                                                 $  13,915
 9/30/1999        $  14,211                                                 $  14,055
12/31/1999        $  14,225                                                 $  14,048
 3/31/2000        $  14,447                                                 $  14,278
 6/30/2000        $  14,681                                                 $  14,538
 9/30/2000        $  15,150                                                 $  14,928
12/31/2000        $  15,765                                                 $  15,521
 3/31/2001        $  16,173                                                 $  15,986
 6/30/2001        $  16,234                                                 $  16,053
 9/30/2001        $  17,045                                                 $  16,851
12/31/2001        $  16,874                                                 $  16,828
 3/31/2002        $  16,825                                                 $  16,784
 6/30/2002        $  17,510                                                 $  17,432
 9/30/2002        $  18,422                                                 $  18,272
12/31/2002        $  18,536                                                 $  18,449
 3/31/2003        $  18,720                                                 $  18,621
    Jun-03        $  19,112                                                 $  18,933

NET ASSET VALUE PER SHARE ($)        12/31/02   6/30/03
-------------------------------------------------------
Class A                               11.37      11.25

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of all distributions. The Lehman Brothers Intermediate US Government Bond Index is an unmanaged index that tracks the performance of intermediate US government securities. Indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

INVESTMENT PORTFOLIO
Liberty Federal Securities Fund, Variable Series / June 30, 2003 (Unaudited)

                                                                         PAR              VALUE
                                                                   ---------------   ---------------
U.S. GOVERNMENT AGENCIES--47.8%
Federal Home Loan Mortgage Corp.:
   3.000% 07/15/04                                                 $       140,000   $       142,705
   5.500% 8/1/17-12/01/17                                                  449,044           465,742
   5.875% 03/21/11                                                         180,000           202,476
   6.000% 04/01/32                                                          83,838            86,928
   6.250% 7/15/04-07/15/32                                                 250,000           275,581
   6.750% 03/15/31                                                         265,000           329,926
   7.000% 06/01/16-01/01/26                                                421,453           444,057
   7.500% 02/01/23-05/01/24                                                677,689           725,431
   8.500% 05/01/06                                                           2,994             3,161
   10.500% 02/01/19-06/01/13                                                71,614            80,133
   10.750% 11/01/09                                                         42,830            47,685
   11.250% 10/1/09-07/01/13                                                 13,299            15,031
   12.000% 07/01/13-07/01/20                                               169,263           195,112
   To Be Announced:
   5.000% (a)                                                           11,365,000        11,734,362
   5.500% (a)                                                           27,300,000        28,161,643
                                                                                     ---------------
                                                                                          42,909,973
                                                                                     ---------------
Federal National Mortgage Association:
   5.000% 09/25/12-2/1/18                                                  443,303           455,676
   5.500% 02/15/06                                                         200,000           219,556
   6.000% 12/15/05-7/25/26                                               2,353,519         2,420,801
   6.500% 03/01/09-08/01/31                                              5,007,574         5,231,233
   7.000% 07/01/11-03/01/29                                              1,282,473         1,358,399
   7.125% 03/15/07                                                         250,000           294,465
   7.500% 11/01/29                                                         545,130           579,440
   8.000% 04/01/30                                                          61,199            65,994
   8.500% 05/01/30                                                       1,136,532         1,222,518
   9.000% 10/01/05-05/01/20                                                 29,518            32,457
   9.250% 03/25/18                                                         157,401           172,127
   10.000% 03/01/16                                                         72,934            82,052
   12.250% 09/01/12                                                         30,586            35,784
   To Be Announced:
   5.000% (a)                                                            5,850,000         6,041,950
   5.500% (a)                                                            5,049,000         5,243,073
   6.000% (a)                                                           32,455,000        33,734,477
   7.500% (a)                                                            6,544,000         6,953,000
                                                                                     ---------------
                                                                                          64,143,002
                                                                                     ---------------
Government National Mortgage Association:
   5.750% 07/20/22-07/20/25                                                232,946           237,956
   6.000% 03/15/29-08/15/29                                              5,926,136         6,220,502
   6.500% 10/15/13-03/15/28                                              2,481,320         2,610,990
   7.000% 09/15/29                                                         202,737           214,285
   7.500% 10/15/27-09/15/29                                                 90,488            96,260
   8.000% 04/15/08-07/15/08                                                190,689           205,882
   8.500% 04/15/30                                                          38,014            40,961
   9.000% 06/15/16-01/15/20                                                206,517           230,225
   9.500% 06/15/09-08/15/22                                              1,182,808         1,325,816
   10.000% 06/15/10-11/15/19                                                96,802           109,209
   11.500% 04/15/13-05/15/13                                                83,956            98,110
   To Be Announced:
   6.000% (a)                                                            2,500,000         2,618,750
                                                                                     ---------------
                                                                                          14,008,946
                                                                                     ---------------
TOTAL U.S. GOVERNMENT AGENCIES
   (cost of $119,302,067)                                                                121,061,921
                                                                                     ---------------

U.S. GOVERNMENT OBLIGATIONS--37.7%
U.S. Treasury Bonds/Notes:
   3.250% 12/31/03                                                 $       475,000   $       480,381
   3.375% 04/30/04                                                          25,000            25,491
   5.250% 05/15/04                                                         220,000           228,061
   6.000% 08/15/04                                                         793,000           836,677
   5.875% 11/15/04                                                         160,000           170,281
   1.750% 12/31/04                                                         100,000           100,867
   7.500% 02/15/05                                                       8,078,000         8,895,897
   5.750% 11/15/05                                                       4,050,000         4,457,373
   9.375% 02/15/06                                                       5,525,000         6,640,575
   7.000% 07/15/06                                                       6,840,000         7,905,542
   3.000% 11/15/07                                                         100,000           103,148
   5.500% 05/15/09                                                       3,260,000         3,754,858
   6.000% 08/15/09                                                         250,000           294,892
   6.500% 02/15/10 (b)                                                     638,000           773,999
   5.750% 08/15/10                                                      18,084,000        21,167,467
   4.375% 08/15/12                                                      12,290,000        13,177,670
   3.875% 02/15/13                                                         220,000           226,385
   7.125% 02/15/23                                                       3,333,000         4,466,350
   6.875% 08/15/25                                                       5,745,000         7,569,486
   6.750% 08/15/26                                                       5,820,000         7,583,961
   5.500% 08/15/28                                                       3,610,000         4,060,828
   5.250% 11/15/28                                                       2,200,000         2,394,821
   5.375% 02/15/31                                                         235,000           264,623
                                                                                     ---------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
   (cost of $90,495,444)                                                                  95,579,633
                                                                                     ---------------

CORPORATE BONDS--3.8%
BASIC MATERIALS--0.1%
FOREST PRODUCTS & PAPER--0.1%
International Paper Co.:
   5.850% 10/30/12                                                          50,000            54,572
   8.125% 07/08/05                                                          80,000            89,617
Weyerhaeuser Company, Debenture,
   7.375% 03/15/32                                                         100,000           114,676
                                                                                     ---------------
                                                                                             258,865
                                                                                     ---------------

CONSUMER CYCLICAL--0.2%
AUTO MANUFACTURER--0.1%
Ford Motor Co.,
   7.450% 07/16/31                                                         205,000           189,980
                                                                                     ---------------
RETAIL--0.1%
Dayton Hudson Corp.,
   6.650% 08/01/28                                                         125,000           143,196
Home Depot, Inc., Senior Note,
   5.375% 04/01/06                                                         120,000           131,029
                                                                                     ---------------
                                                                                             274,225
                                                                                     ---------------
TEXTILES--0.0%
Cintas Corp., Number 2,
   6.000% 06/01/12                                                         100,000           113,021
                                                                                     ---------------

                       See Notes to Investment Portfolio.

                                                                         PAR              VALUE
                                                                   ---------------   ---------------
CONSUMER DISCRETIONARY--0.3%
MEDIA--0.3%
AOL Time Warner, Inc.,
   6.875% 05/01/12                                                 $       100,000   $       114,314
Cox Communications, Inc.,
   7.750% 11/01/10                                                         125,000           152,024
Disney (Walt) Co.:
   7.300% 02/08/05                                                         100,000           108,555
   6.375% 03/01/12                                                          75,000            85,161
Gannett Co., Inc.:
   5.500% 04/01/07                                                         100,000           110,935
   6.375% 04/01/12                                                         100,000           117,048
                                                                                     ---------------
                                                                                             688,037
                                                                                     ---------------

CONSUMER NON-CYCLICAL--0.2%
AGRICULTURE--0.1%
Cargill, Inc.,
   6.375% 06/01/12 (c)                                                     130,000           148,853
                                                                                     ---------------
COMMERCIAL SERVICES--0.1%
Leland Stanford Junior Univ.,
   6.875% 02/01/24                                                         150,000           180,955
                                                                                     ---------------
COSMETICS/PERSONAL CARE--0.0%
Gillette Co.,
   4.000% 06/30/05                                                          60,000            63,014
                                                                                     ---------------
PHARMACEUTICALS--0.0%
Pharmacia Corp., Debenture,
   6.600% 12/01/28                                                          20,000            24,357
                                                                                     ---------------

CONSUMER STAPLES--0.3%
BEVERAGES--0.0%
Anheuser Busch Cos., Inc.,
   7.550% 10/01/30                                                          40,000            52,922
                                                                                     ---------------
FOOD & DRUG RETAILING--0.3%
Bestfoods Medium Term,
   6.625% 04/15/28                                                         125,000           145,472
ConAgra Foods, Inc.,
   6.750% 09/15/11                                                         100,000           117,677
Kellogg Co., Series B,
   6.000% 04/01/06                                                          25,000            27,629
Kroger Co.,
   6.200% 06/15/12                                                          50,000            54,851
Pepsi Bottling Holdings, Inc.,
   5.625% 02/17/09 (c)                                                     100,000           113,063
Safeway, Inc.,
   5.800% 08/15/12                                                          50,000            53,160
Sara Lee Corp.,
   6.250% 09/15/11                                                         100,000           115,741
Sysco Corp., Debenture,
   6.500% 08/01/28                                                         100,000           114,772
                                                                                     ---------------
                                                                                             742,365
                                                                                     ---------------

ENERGY--0.2%
OIL & GAS--0.2%
Amerada Hess Corp.,
   7.125% 03/15/33                                                 $       100,000   $       114,489
Anadarko Finance Co., Series B,
   6.750% 05/01/11                                                         100,000           116,998
Conoco, Inc., Senior Note,
   6.950% 04/15/29                                                          65,000            78,044
Occidental Petroleum Corp.,
   Senior Note,
   6.500% 04/01/05                                                         140,000           150,786
Texaco Capital, Inc.,
   5.500% 01/15/09                                                          75,000            84,275
                                                                                     ---------------
                                                                                             544,592
                                                                                     ---------------

FINANCIALS--1.5%
BANKS--0.6%
Bank of America Corp., Senior
   Note,
   4.875% 01/15/13                                                         175,000           185,750
Bank of New York Co., Inc.,
   Senior Note,
   5.200% 07/01/07                                                         150,000           164,489
Bank One Corp., Subordinated
   Note,
   7.875% 08/01/10                                                          50,000            62,221
Comerica, Inc., Subordinated
   Note, 7.250% 08/01/07                                                   150,000           171,465
Deutsche Bank Financial LLC,
   5.375% 03/02/15                                                         100,000           107,115
European Investment Bank,
   4.625% 03/01/07                                                          80,000            87,318
Mellon Bank, N.A., Subordinated
   Bank Note,
   7.625% 09/15/07                                                         100,000           119,354
National City Corp, Subordinated
   Note,
   5.750% 02/01/09                                                         110,000           120,454
Sovereign Bank,
   5.125% 03/15/13                                                         100,000           103,507
SunTrust Bank, Atlanta
   Subordinated Note, BN,
   7.250% 09/15/06                                                         125,000           143,368
U.S. Bancorp.,
   3.125% 03/15/08                                                         150,000           151,757
Wachovia Corp., Senior Note,
   7.450% 07/15/05                                                         100,000           111,310
Wells Fargo Bank, N.A.,
   Subordinated Note,
   6.450% 02/01/11                                                          50,000            58,579
                                                                                     ---------------
                                                                                           1,586,687
                                                                                     ---------------
DIVERSIFIED FINANCIALS SERVICES--0.8%
American Express Co.,
   6.875% 11/01/05                                                          55,000            61,537
Bear Stearns Cos., Inc.,
   3.000% 03/30/06                                                          90,000            92,218

                       See Notes to Investment Portfolio.

                                                                         PAR              VALUE
                                                                   ---------------   ---------------
Boeing Capital Corp., Senior Note,
   5.750% 02/15/07                                                 $       100,000   $       109,332
Chase Manhattan Corp.,
   Subordinated Note,
   7.875% 06/15/10                                                         125,000           152,015
Citigroup, Inc., Senior Note,
   6.750% 12/01/05                                                         100,000           111,319
Citigroup, Inc., Subordinated Note,
   7.250% 10/01/10                                                         100,000           120,745
Ford Motor Credit Co.,
   7.600% 08/01/05                                                         120,000           128,758
General Electric Capital Corp.,
   Series A MTN:
   6.750% 03/15/32                                                         100,000           117,508
   6.800% 11/01/05                                                         125,000           139,523
General Motors Acceptance Corp.:
   6.750% 01/15/06                                                         150,000           159,331
   7.250% 03/02/11                                                          50,000            51,080
   7.500% 07/15/05                                                          50,000            53,580
Goldman Sachs Group, Inc.:
   4.125% 01/15/08                                                          50,000            52,505
   5.250% 04/01/13                                                          50,000            53,252
Household Finance Corp.:
   4.625% 01/15/08                                                          50,000            53,296
   6.375% 10/15/11                                                          50,000            56,937
International Lease Finance Corp.,
   4.000% 01/17/06                                                          90,000            93,105
John Deere Capital Corp.,
   Series D, MTN, Senior Note,
   3.125% 12/15/05                                                          75,000            77,103
Mellon Funding Corp.,
   4.875% 06/15/07                                                          50,000            53,861
Merrill Lynch & Co., Inc.,
   Series B, MTN,
   4.000% 11/15/07                                                         150,000           157,370
Morgan Stanley Dean Witter & Co.,
   Unsubordinated Note,
   6.100% 04/15/06                                                          80,000            88,330
                                                                                     ---------------
                                                                                           1,982,705
                                                                                     ---------------
INSURANCE--0.0%
Marsh & McLennan Cos., Inc.,
   Senior Note,
   6.250% 03/15/12                                                         100,000           115,829
                                                                                     ---------------
REAL ESTATE--0.1%
EOP Operating Ltd.,
   7.000% 07/15/11                                                         110,000           128,525
                                                                                     ---------------

INDUSTRIALS--0.4%
AEROSPACE & DEFENSE--0.0%
Raytheon Co.,
   7.200% 08/15/27                                                          50,000            58,476
                                                                                     ---------------
HAND & MACHINE TOOLS--0.0%
Black & Decker Corp., Senior Note,
   7.125% 06/01/11                                                          50,000            59,090
                                                                                     ---------------
MISCELLANEOUS MANUFACTURING--0.2%
Illinois Tool Works, Inc.,
   5.750% 03/01/09                                                 $       155,000   $       175,878
Minnesota Mining &
   Manufacturing Co.,
   6.375% 02/15/28                                                         155,000           177,384
                                                                                     ---------------
                                                                                             353,262
                                                                                     ---------------
PACKAGING & CONTAINERS--0.0%
Bemis Co., Inc.,
   6.500% 08/15/08                                                          50,000            57,789
                                                                                     ---------------
ROAD & RAIL--0.2%
Burlington Northern Santa Fe Corp.,
   Debenture,
   7.000% 12/15/25                                                         150,000           173,139
Norfolk Southern Corp., Senior Note,
   7.250% 02/15/31                                                          75,000            89,691
Union Pacific Corp., Debenture,
   6.625% 02/01/29                                                          50,000            56,803
United Parcel Services, Inc.,
   Debenture,
   8.375% 04/01/30                                                          90,000           126,882
                                                                                     ---------------
                                                                                             446,515
                                                                                     ---------------

MANUFACTURING--0.0%
METALS & MINING--0.0%
Alcoa, Inc.,
   7.250% 08/01/05                                                          25,000            27,846
                                                                                     ---------------

MATERIALS--0.0%
CHEMICALS--0.0%
Rohm & Haas Co., Debenture,
   7.850% 07/15/29                                                          50,000            64,938
                                                                                     ---------------

TECHNOLOGY--0.1%
COMPUTERS--0.1%
IBM Corp.,
   4.875% 10/01/06                                                         200,000           216,980
IBM Corp., Debenture,
   6.220% 08/01/27                                                         100,000           111,756
                                                                                     ---------------
                                                                                             328,736
                                                                                     ---------------

TELECOMMUNICATION SERVICES--0.3%
DIVERSIFIED TELECOMMUNICATIONS--0.3%
AT&T Corp., Senior Note,
   7.000% 11/15/06                                                          70,000            77,505
AT&T Corp., Senior Note,
   8.500% 11/15/31 (c)                                                      20,000            22,813
Ameritech Capital Funding Corp.,
   6.550% 01/15/28                                                          50,000            56,686
BellSouth Capital Funding, Debenture,
   7.875% 02/15/30                                                         100,000           128,514
SBC Communications, Inc.,
   5.750% 05/02/06                                                         100,000           110,239

                       See Notes to Investment Portfolio.

                                                                         PAR              VALUE
                                                                   ---------------   ---------------
Sprint Capital Corp.:
   6.000% 01/15/07                                                 $        50,000   $        53,888
   6.875% 11/15/28                                                          50,000            50,958
Verizon New England, Inc.,
   Senior Note,
   6.500% 09/15/11                                                         120,000           138,787
                                                                                     ---------------
                                                                                             639,390
                                                                                     ---------------
WIRELESS TELECOMMUNICATION SERVICES--0.0%
AT&T Wireless Services, Inc.,
   Senior Note,
   8.750% 03/01/31                                                          50,000            62,328
Cingular Wireless LLC, Senior Note,
   7.125% 12/15/31                                                          45,000            52,793
                                                                                     ---------------
                                                                                             115,121
                                                                                     ---------------

UTILITIES--0.2%
ELECTRIC UTILITIES--0.2%
Consolidated Edison Co. of
   New York, Inc.,
   7.150% 12/01/09                                                          50,000            60,854
Consolidated Edison Co. of
   New York, Inc., Series B,
   Debenture,
   4.875% 02/01/13                                                          50,000            52,515
Florida Power & Light Co.,
   First Mortgage,
   6.875% 12/01/05                                                         100,000           111,788
Potomac Electric Power Co.,
   First Mortgage,
   6.250% 10/15/07                                                         100,000           111,576
Virginia Electric & Power,
   Series A, Senior Note,
   5.375% 02/01/07                                                         100,000           109,475
                                                                                     ---------------
                                                                                             446,208
                                                                                     ---------------
TOTAL CORPORATE BONDS
   (cost of $7,573,984)                                                                    9,692,303
                                                                                     ---------------

NON-AGENCY MORTGAGE-BACKED &
   ASSET-BACKED SECURITIES--8.6%
Advanta Mortgage Loan Trust,
   7.550% 06/25/27                                                         253,558           259,079
American Mortgage Trust,
   7.432% 09/27/22                                                          33,658            30,292
Asset Securitization Corp.,
   6.750% 02/14/43                                                       1,375,000         1,578,128
BMW Vehicle Owner Trust,
   Series 2002-A,
   Class A-3,
   3.800% 05/25/06                                                          90,000            91,892
Chase Funding Mortgage Loan:
   6.448% 09/25/30                                                       2,300,000         2,354,970
   5.638% 11/25/31                                                       2,000,000         2,047,540
   6.975% 02/25/32                                                       3,000,000         3,209,970
Chase Manhattan Auto
   Owner Trust,
   Series 2001-A, Class A-4,
   5.070% 02/15/08                                                 $       125,000   $       130,755
Chase Manhattan Auto
   Owner Trust,
   Series 2001-B, Class A-4,
   3.800% 05/15/08                                                         250,000           258,965
Citibank Credit Card Issuance Trust,
   Series 2002-A1,
   Class A-1, 4.950% 02/09/09                                              250,000           270,312
Citicorp Mortgage Securities, Inc.,
   10.000% 07/01/17                                                         27,700            27,655
Comfed Bancorp, Inc.,
   6.033% 01/01/18                                                          22,405            17,924
Glendale Federal Bank,
   9.125% 01/25/08                                                           3,699             3,692
GS Mortgage Securities Corp.,
   7.750% 09/20/27                                                       1,469,628         1,522,944
Harley-Davidson Motorcycle Trust,
   Series 2001-2, Class A-1,
   3.770% 04/17/06                                                          34,238            34,739
Honda Auto Receivables
   Owner Trust,
   Series 2002-2, Class A-3,
   3.830% 02/15/06                                                         185,000           188,783
Imperial Savings Association,
   8.888% 07/25/17                                                           4,491             4,481
JP Morgan Commercial
   Mortgage Finance Corp.,
   7.400% 07/15/31                                                       2,000,000         2,383,221
LB Commercial Conduit
   Mortgage Trust:
   6.210% 10/15/35                                                       1,800,000         2,039,680
   6.590% 02/18/30                                                       1,500,000         1,702,395
Merrill Lynch Mortgage
   Investors, Inc.,
   7.127% 12/26/25                                                         428,850           444,842
Mid-State Trust,
   7.340% 07/01/35                                                       1,273,882         1,403,069
Nomura Asset Securities Corp.,
   7.120% 04/13/39                                                       1,000,000         1,120,514
Private Export Funding Corp.,
   5.340% 03/15/06                                                         125,000           136,783
Rural Housing Trust,
   6.330% 04/01/26                                                         103,536           105,208
Structured Asset Securities Corp.,
   Interest Only
   1.869% 02/25/28                                                       2,475,065           131,287
Wells Fargo Auto Trust
   Series 2001-A, Class A-4,
   5.070% 03/15/08                                                         200,000           205,560
                                                                                     ---------------
TOTAL NON-AGENCY MORTGAGE-BACKED &
   ASSET-BACKED SECURITIES
   (cost of $19,991,988)                                                                  21,704,680
                                                                                     ---------------

                       See Notes to Investment Portfolio.

                                                                         PAR              VALUE
                                                                   ---------------   ---------------
SOVEREIGN DEBT--0.3%
Export Development of Canada,
   4.000% 08/01/07                                                 $       100,000   $       106,313
Hydro-Quebec,
   Series HH, Yankee,
   8.500% 12/01/29                                                          75,000           111,105
Inter-American Development
   Bank Yankee, Debenture,
   8.875% 06/01/09                                                         125,000           164,056
Province of British Columbia,
   5.375% 10/29/08                                                          50,000            56,201
Province of Manitoba,
   4.250% 11/20/06                                                         100,000           107,014
Province of Manitoba,
   Yankee, Debenture,
   5.500% 10/01/08                                                          50,000            56,524
Province of New Brunswick,
   Senior Unsubordinated Note,
   3.500% 10/23/07                                                          50,000            52,015
Province of Nova Scotia,
   5.750% 02/27/12                                                          15,000            17,162
Province of Ontario,
   6.000% 02/21/06                                                          40,000            44,301
State of Israel,
   6.750% 08/15/04                                                         100,000           104,334
                                                                                     ---------------
TOTAL SOVEREIGN DEBT
   (cost of $749,257)                                                                        819,025
                                                                                     ---------------

SHORT-TERM OBLIGATIONS--37.9%
U.S. GOVERNMENT AGENCY--9.2%
Federal Home Loan Mortgage Corp.
   0.950% 07/01/03                                                      23,268,000        23,268,000
                                                                                     ---------------
REPURCHASE AGREEMENT--28.7%
Repurchase agreement with
   State Street Bank & Trust Co.,
   dated 06/30/03, due 07/01/03 at
   1.050%, collateralized by
   Federal Home Loan Bank
   with various maturities to
   04/13/04, market
   value $74,215,229
   (repurchase proceeds
   $72,756,122)                                                         72,754,000        72,754,000
                                                                                     ---------------
TOTAL SHORT-TERM OBLIGATIONS
   (cost of $96,022,000)                                                                  96,022,000
                                                                                     ---------------
TOTAL INVESTMENTS--136.1%
   (cost of $334,134,740) (d)                                                            344,879,562
                                                                                     ---------------
OTHER ASSETS & LIABILITIES, NET--(36.1)%                                                 (91,494,971)
                                                                                     ---------------
NET ASSETS--100.0%                                                                   $   253,384,591
                                                                                     ===============

NOTES TO INVESTMENT PORTFOLIO:
(a) These securities, or a portion thereof, have been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and settlement date. The exact quantity purchased may be slightly more or less than the amount shown.
(b) This security, or portion thereof, with a total market value of $773,999 is being used to collateralize open futures contracts.
(c) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of these securities amounted to $284,729 which represents 0.1% of net assets.
(d) Cost for federal income tax purposes is $335,318,091. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities.

Short futures contracts open on June 30, 2003:

                                                           UNREALIZED
                              NUMBER OF    EXPIRATION     APPRECIATION
TYPE                          CONTRACTS      MONTH       (DEPRECIATION)
--------------------------    ---------    ----------    --------------
2 Year U.S. Treasury Note            11    September        $ (3,151)
10 Year U.S. Treasury Note           17    September          17,570
U.S. Treasury Bond                    3    September           1,953
                                                            --------
                                                            $ 16,372
                                                            ========

       ACRONYM                      NAME
       -------                     ------
         MTN                  Medium Term Note

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Liberty Federal Securities Fund, Variable Series/June 30, 2003 (Unaudited)

ASSETS:
Investments, at cost (includes short-term obligation)              $   334,134,740
                                                                   ---------------
Investments, at value                                              $   272,125,562
Repurchase agreement                                                    72,754,000
Cash                                                                           143
Receivable for:
   Fund shares sold                                                      2,225,287
   Interest                                                              2,216,697
   Dollar Rolls                                                            161,383
Expense reimbursement due from Distributor                                   2,160
Deferred Trustees' compensation plan                                         2,159
                                                                   ---------------
     TOTAL ASSETS                                                      349,487,391
                                                                   ---------------
LIABILITIES:
Payable for:
   Investments purchased on a delayed delivery basis                    94,675,139
   Fund shares repurchased                                               1,218,731
   Futures variation margin                                                 10,844
   Distribution fee--Class B                                                   513
   Management fee                                                           82,418
   Administration fee                                                       30,851
   Transfer agent fee                                                          595
   Pricing and bookkeeping fees                                             11,735
   Merger costs                                                             21,481
   Reports to shareholders                                                  36,066
Deferred Trustees' fee                                                       2,159
Other liabilities                                                           12,268
                                                                   ---------------
     TOTAL LIABILITIES                                                  96,102,800
                                                                   ---------------
NET ASSETS                                                         $   253,384,591
                                                                   ===============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                    $   237,048,432
Undistributed net investment income                                      3,357,154
Accumulated net realized gain                                            2,217,811
Net unrealized appreciation on:
   Investments                                                          10,744,822
   Futures contracts                                                        16,372
                                                                   ---------------
NET ASSETS                                                         $   253,384,591
                                                                   ===============
CLASS A:
Net assets                                                         $   141,055,163
Shares outstanding                                                      12,540,501
                                                                   ===============
Net asset value per share                                          $         11.25
                                                                   ===============
CLASS B:
Net assets                                                         $   112,329,428
Shares outstanding                                                      10,040,027
                                                                   ===============
Net asset value per share                                          $         11.19
                                                                   ===============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Liberty Federal Securities Fund, Variable Series
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Interest                                                           $     4,018,082
Dollar roll fee income                                                   1,175,388
                                                                   ---------------
   Total Investment Income                                               5,193,470
                                                                   ---------------
EXPENSES:
Management fee                                                             477,971
Administration fee                                                         179,239
Distribution fee--Class B                                                  132,738
Pricing and bookkeeping fees                                                48,005
Transfer agent fee                                                           3,719
Trustees' fee                                                                5,280
Custody fee                                                                  8,938
Other expenses                                                              36,156
                                                                   ---------------
   Net Expenses                                                            892,046
                                                                   ---------------
Net Investment Income                                                    4,301,424
                                                                   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                                                           2,713,173
   Futures contracts                                                      (265,146)
                                                                   ---------------
     Net realized gain                                                   2,448,027
                                                                   ---------------
Net change in unrealized appreciation/depreciation on:
   Investments                                                             441,937
   Futures contracts                                                       101,130
                                                                   ---------------
     Net change in unrealized appreciation/depreciation                    543,067
                                                                   ---------------
Net Gain                                                                 2,991,094
                                                                   ---------------
Net Increase in Net Assets from Operations                         $     7,292,518
                                                                   ===============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Liberty Federal Securities Fund, Variable Series

                                                                     (UNAUDITED)
                                                                     SIX MONTHS
                                                                        ENDED           YEAR ENDED
                                                                       JUNE 30,        DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                      2003              2002
----------------------------------                                 ---------------   ---------------
OPERATIONS:
Net investment income                                              $     4,301,424   $     8,005,123
Net realized gain on investments and futures contracts                   2,448,027         2,774,759
Net change in unrealized appreciation/depreciation on
  investments and futures contracts                                        543,067         7,193,833
                                                                   ---------------   ---------------
     Net Increase from Operations                                        7,292,518        17,973,715
                                                                   ---------------   ---------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                                                              (5,108,886)       (4,876,880)
   Class B                                                              (4,100,433)       (2,478,958)
                                                                   ---------------   ---------------
Total Distributions Declared to Shareholders                            (9,209,319)       (7,355,838)
                                                                   ---------------   ---------------
SHARE TRANSACTIONS:
Class A:
  Subscriptions                                                          6,913,561        27,971,432
  Proceeds received in connection with merger                           20,365,187                --
  Distributions reinvested                                               5,108,886         4,876,880
  Redemptions                                                          (16,361,814)      (22,614,928)
                                                                   ---------------   ---------------
     Net Increase                                                       16,025,820        10,233,384
                                                                   ---------------   ---------------
Class B:
  Subscriptions                                                         14,580,706        54,512,916
  Distributions reinvested                                               4,100,433         2,478,958
  Redemptions                                                           (8,022,495)       (8,937,222)
                                                                   ---------------   ---------------
     Net Increase                                                       10,658,644        48,054,652
                                                                   ---------------   ---------------
Net Increase from Share Transactions                                    26,684,464        58,288,036
                                                                   ---------------   ---------------
Total Increase in Net Assets                                            24,767,663        68,905,913
NET ASSETS:
Beginning of period                                                    228,616,928       159,711,015
                                                                   ---------------   ---------------
End of period (including undistributed net investment
  income of $3,357,154 and $8,265,049, respectively)               $   253,384,591   $   228,616,928
                                                                   ===============   ===============
CHANGES IN SHARES:
Class A:
  Subscriptions                                                            611,355         2,555,228
  Issued in connection with merger                                       1,854,753                --
  Issued for distributions reinvested                                      460,675           470,741
  Redemptions                                                           (1,459,099)       (2,074,589)
                                                                   ---------------   ---------------
     Net Increase                                                        1,467,684           951,380
                                                                   ---------------   ---------------
Class B:
  Subscriptions                                                          1,303,880         5,022,381
  Issued for distributions reinvested                                      371,416           240,442
  Redemptions                                                             (719,733)         (815,987)
                                                                   ---------------   ---------------
     Net Increase                                                          955,563         4,446,836
                                                                   ---------------   ---------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Liberty Federal Securities Fund, Variable Series / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

   ORGANIZATION--Liberty Federal Securities Fund, Variable Series (the "Fund"), a series of SteinRoe Variable Investment Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek the highest possible level of current income consistent with the safety of principal and maintenance of liquidity. The Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. The Fund offers two classes of shares: Class A and Class B. Each share of a class represents an equal proportionate beneficial interest in that share class and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of their share class available for distribution to shareholders upon liquidation of the Fund. Shares of the Fund are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On April 1, 2003, Stein Roe & Farnham Incorporated, the investment advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect wholly owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Stein Roe & Farnham Incorporated with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Columbia provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund. Columbia also provides pricing and bookkeeping services to the Fund. Liberty Funds Distributor, Inc. ("LFD"), an affiliate of Columbia, serves as the principal underwriter of the Fund.

On April 7, 2003, the Galaxy VIP Quality Plus Bond Fund, previously a single class fund of Galaxy VIP Fund, a separate Massachusetts business trust, merged into the Fund's Class A shares. The Fund received a tax-free transfer of assets from the Galaxy VIP Quality Plus Bond Fund as follows:


      SHARES             NET ASSETS         UNREALIZED
      ISSUED              RECEIVED        APPRECIATION(1)
    ---------          -------------      ---------------
    1,854,753           $ 20,365,187        $ 1,020,254

                         NET ASSETS
                        OF GALAXY VIP
                        QUALITY PLUS         NET ASSETS
   NET ASSETS             BOND FUND         OF THE FUND
   OF THE FUND           IMMEDIATELY        IMMEDIATELY
    PRIOR TO               PRIOR TO            AFTER
   COMBINATION           COMBINATION        COMBINATION
 ---------------        -------------      --------------
  $  231,382,451        $  20,365,187      $  251,747,638

(1)Unrealized appreciation is included in the Net Assets Received amount shown above.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION AND TRANSACTIONS--Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase substantially similar securities at an agreed upon price and date. During the period between the sale and the repurchase, the Fund will not be entitled to accrue interest and receive principal payments on the securities sold. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities under a mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

The Fund maintains U.S. government securities or other liquid high-grade debt obligations as collateral with respect to mortgage dollar roll transactions and securities traded on other than normal settlement terms.

   DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS--All income, expenses (other than the Class B distribution fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share data and ratios reflect the distribution fee applicable to Class B shares only.

   FEDERAL INCOME TAXES--Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

   INTEREST INCOME, DEBT DISCOUNT AND PREMIUM-- Interest income is recorded on the accrual basis. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. Discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis. Premium is amortized against interest income with a corresponding decrease in the cost basis.

   DISTRIBUTIONS TO SHAREHOLDERS--The Fund intends to distribute as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of investments. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution. Income and capital gain distributions are determined in accordance with federal income tax regulations.

   OTHER--The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

   MANAGEMENT AND ADMINISTRATIVE FEES--Columbia receives monthly fees equal to 0.40% and 0.15% annually of the Fund's average daily net assets for management and administrative services, respectively.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended June 30, 2003, the annualized net asset based fee rate was 0.033%. The Fund also pays out-of-pocket costs for pricing services.

   TRANSFER AGENT FEE--Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for an annual rate of $7,500.

   DISTRIBUTION FEE--The Fund has adopted a 12b-1 plan, which requires it to pay LFD a monthly distribution fee equal to 0.25% annually of ClassB average daily net assets.

   EXPENSE LIMITS--Columbia has voluntarily agreed to reimburse all expenses, including management fees, but excluding interest, taxes, distribution fees, brokerage and extraordinary expenses of the Fund in excess of 0.70% annually of the Fund's average daily net assets.

LFD has voluntarily agreed to reimburse the Fund's Class B share distribution fee in excess of 0.20% when the total operating expenses of the Fund applicable to Class B shares, including distribution fees, are in excess of 0.90% annually of Class B average daily net assets.

These arrangements may be terminated or modified by Columbia or LFD at any time.

   OTHER--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION

   INVESTMENT ACTIVITY--For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $37,617,394 and $49,204,945, respectively, of which $33,317,446 and $48,378,871, respectively, were U.S. Government securities.

Unrealized appreciation (depreciation) at June 30, 2003, based on cost of investments for federal income tax purposes, was:

   Gross unrealized appreciation            $  10,027,395
   Gross unrealized depreciation                 (465,924)
                                            -------------
     Net unrealized appreciation            $   9,561,471
                                            =============

   OTHER--The Fund may purchase or sell futures contracts. The Fund will use these instruments to hedge against the effects of changes in the portfolio securities due to market conditions and not for trading purposes. The use of futures contracts involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by Columbia of the future direction of the market or interest rate trends. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

FINANCIAL HIGHLIGHTS
Liberty Federal Securities Fund, Variable Series--Class A Shares

Selected data for a share outstanding throughout each period is as follows:

                                           (UNAUDITED)
                                           SIX MONTHS
                                              ENDED                               YEAR ENDED DECEMBER 31,
                                            JUNE 30,         ------------------------------------------------------------------
                                              2003             2002         2001           2000         1999            1998
                                          ------------       ---------    ---------      ---------    ---------       ---------
NET ASSET VALUE,
   BEGINNING OF PERIOD                    $      11.37       $   10.84    $   10.76      $   10.35    $   10.79       $   10.73
                                          ------------       ---------    ---------      ---------    ---------       ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                         0.21            0.47         0.56(b)        0.66         0.66            0.55
Net realized and unrealized gain (loss)
   on investments and futures contracts           0.14            0.55         0.17(b)        0.40        (0.55)           0.14
                                          ------------       ---------    ---------      ---------    ---------       ---------
     Total from Investment Operations             0.35            1.02         0.73           1.06         0.11            0.69
                                          ------------       ---------    ---------      ---------    ---------       ---------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                       (0.47)          (0.49)       (0.65)         (0.65)       (0.55)          (0.63)
                                          ------------       ---------    ---------      ---------    ---------       ---------
NET ASSET VALUE, END OF PERIOD            $      11.25       $   11.37    $   10.84      $   10.76    $   10.35       $   10.79
                                          ============       =========    =========      =========    =========       =========
Total return (c)(d)                               3.10%(e)        9.85%        7.03%         10.83%        1.08%           6.80%
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                      0.63%(g)        0.66%        0.70%          0.63%        0.64%(h)        0.70%
Net investment income (f)                         3.71%(g)        4.27%        5.23%(b)       6.52%        6.29%(h)        5.91%
Portfolio turnover rate                             26%(e)          69%          36%            43%          28%(i)           8%(i)
Net assets, end of period (000's)         $    141,055       $ 125,946    $ 109,724      $ 105,064    $ 105,898       $  96,693

(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the year ended December 31, 2001, was to decrease the ratio of net investment income to average net assets from 5.26% to 5.23%. The impact to net investment income and net realized and unrealized gain per shares was less than $0.01. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(c) Total return at net asset value assuming all distributions reinvested.
(d) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.
(h) During the year ended December 31, 1999, the Fund experienced a one-time reduction in its expenses of three basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the current fiscal year without the reduction.
(i) Portfolio turnover includes dollar roll transactions.

SHAREHOLDER MEETING RESULTS
Liberty Federal Securities Fund, Variable Series

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On February 19, 2003, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following items listed on the Trust's Proxy Statement for said Meeting. On December 2, 2002, the record date for the Meeting, the Galaxy VIP Quality Plus Bond Fund had 1,788,366.817 common shares outstanding. The votes cast were as follows:

                       SHAREHOLDER RESPONSE SUMMARY REPORT
      LIBERTY VARIABLE INVESTMENT TRUST/STEINROE VARIABLE INVESTMENT TRUST
                        GALAXY VIP QUALITY PLUS BOND FUND
                                FEBRUARY 19, 2003

1. To approve an Agreement and Plan of Reorganization providing for (i) the sale of all of the assets of the Galaxy VIP Quality Plus Bond Fund to, and the assumption of all of the liabilities of the Galaxy VIP Quality Plus Bond Fund by, the Liberty Federal Securities Fund, Variable Series, in exchange for shares of the Liberty Federal Securities Fund, Variable Series, and the distribution of such shares to the shareholders of the Galaxy VIP Quality Plus Bond Fund in complete liquidation of the Galaxy VIP Quality Plus Bond Fund; (ii) the de-registration of The Galaxy VIP Fund as an investment company under the Investment Company Act of 1940, as amended, and (iii) The Galaxy VIP Fund's termination as a Massachusetts business trust under Massachusetts law.

                                                      % OF             % OF
                                      NO. OF       OUTSTANDING        SHARES
                                      SHARES         SHARES            VOTED
                                   -------------  -------------   -------------
   Affirmative                     1,572,115.272         87.908%         90.280%
   Against                            12,124.421           .678%           .696%
   Abstain                           157,143.545          8.787%          9.024%

   TOTAL                           1,741,383.238         97.373%        100.000%

   ** FUND TOTALS:                      SHARES
   RECORD TOTAL                  1,788,366.817
   VOTED SHARES                  1,741,383.238
   PERCENT VOTED                        97.373%

PORTFOLIO MANAGER'S DISCUSSION
Liberty Money Market Fund, Variable Series / June 30, 2003

   Liberty Money Market Fund, Variable Series seeks maximum current income, consistent with capital preservation and the maintenance of liquidity.

   Karen M. Arneil has been the fund's portfolio manager since 2002. She has managed other funds for Columbia Management Advisors, Inc. and its predecessors since 1996.

   On April 7, 2003, Galaxy VIP Money Market Fund was merged into Stein Roe Money Market Fund, Variable Series. The new fund was renamed Liberty Money Market Fund, Variable Series.

INTEREST RATES FURTHER REDUCED

The Federal Reserve Board cut the federal funds rate twice during the 12-month reporting period. These moves brought the key interbank overnight borrowing rate down from 1.75% to 1.00%--a 45-year low. The most recent reduction in this leading indicator for short-term interest rates took place late in June as the Fed once again tried to jump-start growth in a weak US economy. The lower rate may have been a welcomed move for consumers and businesses, but the effect on money market funds was to bring returns on eligible portfolio securities down to an all-time low.

HIGH QUALITY AND LIQUIDITY REMAIN THE FUND'S FOCUS

Despite declining short-term rates, we are committed to our universe of government agency obligations and high quality corporate and bank obligations. To strive for the highest available yield from these securities, we employed a "barbell" management strategy. We invested in a mix of securities with maturities ranging from one month to three months and also in securities with maturities of one year. The shorter-term investments keep the portfolio liquid, while the longer-term securities bring a higher return. Additionally, we emphasized purchases in floating-rate debt over traditional fixed-rate securities. This strategy brought higher levels of income to the fund and enabled us to sustain an average portfolio maturity of 64 days.

STAYING THE COURSE

We don't expect any major rate changes in the foreseeable future, and our strategy remains unchanged. We will continue to pursue the highest possible returns from high quality, liquid investments in this now very low-rate environment.


Economic and market conditions can frequently change. There is no assurance that the trends described here will continue or commence.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

PERFORMANCE INFORMATION
Liberty Money Market Fund, Variable Series / June 30, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (%)

                          (CUMULATIVE)
                            6-MONTH     1-YEAR  5-YEAR  10-YEAR
---------------------------------------------------------------
The Fund (1/1/89)             0.36       0.89    3.71     4.20

US Consumer
 Price Index                  1.10       2.11    2.43     2.44

Inception date of the fund is in parentheses.

NET ASSET VALUE PER SHARE ($)    12/31/02     6/30/03
---------------------------------------------------------------
The Fund                           1.00        1.00

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. SHARE PRICE AND INVESTMENT RETURN CAN VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of all distributions. The US Consumer Price Index is the government's measure of retail inflation.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

INVESTMENT PORTFOLIO
Liberty Money Market Fund, Variable Series / June 30, 2003 (Unaudited)

                                                                         PAR             VALUE (a)
                                                                   ---------------   ---------------
BANK NOTES--4.6%
Bank One Corp.,
   1.320% 04/13/04 (b)                                             $    10,000,000   $    10,006,706
Wells Fargo Bank,
   0.984% 11/24/03 (b)                                                     700,000           700,000
                                                                                     ---------------
TOTAL BANK NOTES
   (cost of $10,706,706)                                                                  10,706,706
                                                                                     ---------------

CERTIFICATES OF DEPOSIT--9.8%
Canadian Imperial
   Bank of Canada,
   1.200% 07/15/04 (b)                                                   7,000,000         7,000,000
First Tennessee Bank,
   1.240% 02/04/04                                                       5,700,000         5,699,382
Rabobank Nederland N.V.,
   1.330% 04/19/04                                                       5,000,000         5,000,000
Toronto-Dominion Bank,
   0.930% 09/23/03                                                       5,000,000         5,000,058
                                                                                     ---------------
TOTAL CERTIFICATES OF DEPOSIT
   (cost of $22,699,440)                                                                  22,699,440
                                                                                     ---------------

COMMERCIAL PAPER--54.3% (c)
Amstel Funding Corp.,
   1.240% 07/07/03 (d)                                                   8,000,000         7,998,347
Amstel Funding Corp.,
   1.270% 07/07/03 (d)                                                   2,500,000         2,499,471
Aventis, Inc.,
   1.230% 07/10/03 (d)                                                   3,000,000         2,999,078
Aventis, Inc.,
   1.230% 08/05/03 (d)                                                   7,000,000         6,991,629
Credit Suisse First Boston,
   1.040% 10/01/03                                                      10,000,000         9,973,422
Falcon Asset Securitization,
   0.960% 07/23/03 (d)                                                   4,000,000         3,997,653
Falcon Asset Securitization,
   0.980% 09/15/03 (d)                                                   6,000,000         5,987,587
Fountain Square Commercial
   Funding Corp.,
   1.230% 08/04/03 (d)                                                   5,000,000         4,994,192
Govco Inc.,
   1.230% 07/07/03 (d)                                                   4,000,000         3,999,180
Govco Inc.,
   0.930% 09/15/03 (d)                                                   6,000,000         5,988,220
Johnson & Johnson,
   1.160% 08/19/03 (d)                                                  10,000,000         9,984,211
Jupiter Securitization Corp.,
   1.230% 07/01/03 (d)                                                   6,000,000         6,000,000
Jupiter Securitization Corp.,
   0.990% 07/25/03 (d)                                                   4,000,000         3,997,360
Koch Industries,
   1.230% 07/01/03 (d)                                                  10,000,000        10,000,000
National Rural Utilities Corp.,
   1.150% 07/18/03                                                       5,500,000         5,497,013
Old Line Funding Corp.,
   1.230% 07/07/03 (d)                                             $     5,506,000   $     5,504,871
Old Line Funding Corp.,
   0.980% 08/01/03 (d)                                                   4,511,000         4,507,193
Preferred Receivables
   Funding Corp.,
   0.960% 07/30/03 (d)                                                   5,000,000         4,996,133
UBS Finance Corp.,
   1.310% 07/01/03                                                      10,000,000        10,000,000
Variable Funding Capital Corp.,
   1.220% 07/08/03 (d)                                                  10,000,000         9,997,628
                                                                                     ---------------
TOTAL COMMERCIAL PAPER
   (cost of $125,913,188)                                                                125,913,188
                                                                                     ---------------

CORPORATE BONDS--10.9%
American Express Corp.,
   1.124% 07/19/04 (b)(e)                                                3,000,000         3,000,000
American Express Corp.,
   1.350% 03/05/04 (b)                                                   5,000,000         5,000,000
American Honda Finance Corp.,
   1.439% 07/15/04 (b)(e)                                                5,000,000         5,010,350
Autumn House at
   Powder Mill,Inc.,
   (LOC: Suntrust Bank)
   1.100% 02/01/28 (b)                                                   1,000,000         1,000,000
Citigroup, Inc.
   1.520% 03/09/04 (b)                                                   8,000,000         8,016,976
NBD Bank,
   6.250% 08/15/03                                                         580,000           582,915
Pepin Distributing Co., Inc.,
   (Series 1998),
   (LOC: Wachovia Bank N.A.)
   1.090% 06/01/08 (b)                                                   2,230,000         2,230,000
Walmart Stores, Inc.,
   4.375% 08/01/03                                                         500,000           500,856
                                                                                     ---------------
TOTAL CORPORATE BONDS
   (cost of $25,341,097)                                                                  25,341,097
                                                                                     ---------------

MUNICIPAL BONDS--7.0%
Dade County Florida Expressway
   Authority Toll System,
   Revenue Bonds,
   (FGIC INS),
   1.000% 07/01/19 (b)                                                      20,000            20,000
Detroit MI,
   (LOC: Bank One)
   1.050% 05/01/05 (b)                                                   1,750,000         1,750,000
Fairview Hospital Healthcare &
   Services, MN,
   (FSA INS)/ (SPA: U.S. Bank)
   1.050% 11/01/15 (b)                                                     700,000           700,000
Missouri St, Health &
   Educational Facilities,
   (LOC: U.S. Bank N.A.)
   1.200% 11/15/22 (b)                                                   3,710,000         3,710,000

                       See Notes to Investment Portfolio.

                                                                         PAR             VALUE (a)
                                                                   ---------------   ---------------
New Jersey Economic
   Development Authority
   St. Pension Funding, (FSA INS)/
   (SPA: Dexia Credit Local)
   1.040% 02/15/29 (b)                                             $    10,000,000   $    10,000,000
                                                                                     ---------------
TOTAL MUNICIPAL BONDS
   (cost of $16,180,000)                                                                  16,180,000
                                                                                     ---------------

U.S. GOVERNMENT AGENCIES--18.9%
Federal Home Loan Bank,
   4.875% 04/16/04                                                       8,000,000         8,222,779
Federal Home Loan Bank,
   1.310% 04/13/04                                                       5,400,000         5,400,000
Federal Home Loan Bank,
   1.335% 05/07/04                                                       2,500,000         2,500,000
Federal Home Loan
   Mortgage Corp.,
   5.250% 02/15/04                                                       1,000,000         1,024,211
Federal Home Loan Mortgage,
   Discount Note,
   1.030% 09/12/03 (c)                                                   4,800,000         4,790,072
Federal Home Loan Mortgage,
   Discount Note,
   0.980% 09/25/03 (c)                                                   5,000,000         4,988,294
Federal Home Loan Mortgage,
   Discount Note,
   0.900% 09/30/03 (c)                                                   4,950,000         4,938,739
Federal Home Loan Mortgage,
   Discount Note,
   0.960% 11/14/03 (c)                                                   1,400,000         1,394,923
Federal Home Loan Mortgage,
   Discount Note,
   1.040% 05/20/04 (c)                                                   3,200,000         3,170,048
Federal National
   Mortgage Association,
   1.300% 01/09/04                                                       2,000,000         1,986,133
Federal National
   Mortgage Association,
   Discount Note,
   1.040% 05/28/04 (c)                                                   2,500,000         2,476,022
Student Loan
   Marketing Association,
   1.400% 02/20/04                                                       3,050,000         3,050,000
                                                                                     ---------------
TOTAL U.S. GOVERNMENT AGENCIES
   (cost of $43,941,221)                                                                  43,941,221
                                                                                     ---------------

REPURCHASE AGREEMENT--0.6%
Repurchase agreement with
   State Street Bank &
   Trust Co., dated
   06/30/03, due 07/01/03 at
   1.050%, collateralized by
   a Federal Home Loan
   Bank Note, maturing 06/17/05,
   market value $1,291,613
   (repurchase proceeds
   $1,266,037)
   (cost of $1,266,000)                                            $     1,266,000   $     1,266,000
                                                                                     ---------------
TOTAL INVESTMENTS--106.1%
   (cost of $246,047,652) (f)                                                            246,047,652
                                                                                     ---------------
OTHER ASSETS & LIABILITIES, NET--(6.1)%                                                  (14,113,260)
                                                                                     ---------------
NET ASSETS--100.0%                                                                   $   231,934,392
                                                                                     ===============

NOTES TO INVESTMENT PORTFOLIO:
(a) See Note 1.
(b) Interest rates on variable rate securities change periodically. The rate listed is as of June 30, 2003.
(c) The interest rates listed reflect the effective rate at the date of purchase.
(d) Represents private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to investors who agree that they are purchasing the securities for investments and not for public distribution. Any resale by the Fund must be in an exempt transaction, normally to other institutional investors. At June 30, 2003, the aggregate amortized cost of the Fund's private placement securities was $100,442,753 which represents 43.3% of net assets. None of these securities were deemed illiquid.
(e) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of these securities amounted to $8,010,350 which represents 3.5% of net assets.
(f) Cost for both financial statement and federal income tax purposes is the same.

            ACRONYM                       NAME
            -------                       ----
             FGIC           Financial Guaranty Insurance Company
             FSA            Financial Security Assurance
             INS            Insured
             LOC            Letter of Credit
             SPA            Stand-by Purchase Agreement

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Liberty Money Market Fund, Variable Series / June 30, 2003 (Unaudited)

ASSETS:
Investments, at amortized cost approximating value                 $   246,047,652
                                                                   ---------------
Cash                                                                           547
Receivable for:
   Fund shares sold                                                      1,035,935
   Interest                                                                274,522
   Expense reimbursement due from Advisor                                    6,449
Deferred Trustees' compensation plan                                         2,814
                                                                   ---------------
     TOTAL ASSETS                                                      247,367,919
                                                                   ---------------
LIABILITIES:
Payable for:
   Investments purchased                                                14,973,565
   Fund shares repurchased                                                 220,906
   Management fee                                                           68,448
   Administration fee                                                       29,263
   Transfer agent fee                                                          594
   Pricing and bookkeeping fees                                             17,445
   Merger fee                                                               12,519
   Reports to shareholders                                                  99,853
Deferred Trustees' fee                                                       2,814
Other liabilities                                                            8,120
                                                                   ---------------
     TOTAL LIABILITIES                                                  15,433,527
                                                                   ---------------
NET ASSETS                                                         $   231,934,392
                                                                   ===============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                    $   231,943,174
Overdistributed net investment income                                       (8,799)
Accumulated net realized gain                                                   17
                                                                   ===============
NET ASSETS                                                         $   231,934,392
                                                                   ===============
Net assets                                                         $   231,934,392
Shares outstanding                                                     231,977,863
                                                                   ===============
Net asset value per share                                          $          1.00
                                                                   ===============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Liberty Money Market Fund, Variable Series
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Interest                                                           $     1,677,551
                                                                   ---------------
EXPENSES:
Management fee                                                             447,143
Administration fee                                                         191,633
Pricing and bookkeeping fees                                                51,669
Transfer agent fee                                                           3,719
Trustees' fee                                                                5,940
Custody fee                                                                  5,460
Reports to shareholders                                                     44,340
Other expenses                                                              14,566
                                                                   ---------------
     Total Expenses                                                        764,470
Custody earnings credit                                                       (213)
                                                                   ---------------
     Net Expenses                                                          764,257
                                                                   ---------------
Net Investment Income                                                      913,294
                                                                   ---------------
NET REALIZED GAIN ON INVESTMENTS:
Net realized gain on investment                                                 17
                                                                   ---------------
Net Increase in Net Assets from Operations                         $       913,311
                                                                   ===============

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
Liberty Money Market Fund, Variable Series

                                                                     (UNAUDITED)
                                                                     SIX MONTHS
                                                                        ENDED           YEAR ENDED
                                                                       JUNE 30,        DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                       2003              2002
----------------------------------                                 ---------------   ---------------
OPERATIONS:
Net investment income                                              $       913,294   $     3,281,299
Net realized gain on investments                                                17                --
                                                                   ---------------   ---------------
        Net Increase from Operations                                       913,311         3,281,299
                                                                   ---------------   ---------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                (922,093)       (3,321,856)
                                                                   ---------------   ---------------
SHARE TRANSACTIONS:
   Subscriptions                                                       148,304,195       708,951,720
   Proceeds received in connection with merger                          14,534,445                --
   Distributions reinvested                                                922,093         3,321,856
   Redemptions                                                        (190,720,286)     (720,315,374)
                                                                   ---------------   ---------------
Net Decrease from Share Transactions                                   (26,959,553)       (8,041,798)
                                                                   ---------------   ---------------
Total Decrease in Net Assets                                           (26,968,335)       (8,082,355)
NET ASSETS:
Beginning of period                                                    258,902,727       266,985,082
                                                                   ---------------   ---------------
End of period (including overdistribution of net
  investment income of $(8,799) at June 30, 2003)                  $   231,934,392   $   258,902,727
                                                                   ===============   ===============
CHANGES IN SHARES:
   Subscriptions                                                       148,297,364       708,951,720
   Issued in connection with merger                                     14,534,816                --
   Issued for distributions reinvested                                     922,093         3,321,856
   Redemptions                                                        (190,720,286)     (720,313,147)
                                                                   ---------------   ---------------
        Net Decrease                                                   (26,966,013)       (8,039,571)
                                                                   ---------------   ---------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Liberty Money Market Fund, Variable Series / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

   ORGANIZATION--Liberty Money Market Fund, Variable Series (the "Fund"), a series of SteinRoe Variable Investment Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek high current income consistent with capital preservation and maintenance of liquidity. The Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. Each share of the Fund represents an equal proportionate beneficial interest in the Fund and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of the Fund available for distribution to shareholders upon liquidation of the Fund. Shares of the Fund are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On April 1, 2003, Stein Roe & Farnham Incorporated, the investment advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect wholly owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Stein Roe & Farnham Incorporated with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Columbia provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund. Columbia also provides pricing and bookkeeping services to the Fund. Liberty Funds Distributor, Inc. ("LFD"), an affiliate of Columbia, serves as the principal underwriter of the Fund.

On April 7, 2003, Galaxy VIP Money Market Fund, previously a fund of the Galaxy VIP Fund, a separate Massachusetts business trust, merged into the Stein Roe Money Market Fund, Variable Series Class A shares. Stein Roe Money Market Fund, Variable Series received a tax-free transfer of assets from Galaxy VIP Money Market Fund as follows:

     SHARES ISSUED                  NET ASSETS RECEIVED
     -------------                  -------------------
      14,534,816                        $ 14,534,445

    NET ASSETS                              NET ASSETS
   OF STEIN ROE       NET ASSETS OF        OF STEIN ROE
   MONEY MARKET      GALAXY VIP MONEY      MONEY MARKET
  FUND, VARIABLE       MARKET FUND        FUND, VARIABLE
  SERIES PRIOR TO   IMMEDIATELY PRIOR   SERIES IMMEDIATELY
    COMBINATION       TO COMBINATION     AFTER COMBINATION
  ---------------   -----------------   ------------------
  $   256,836,286   $      14,534,445   $      271,370,731

Also on April 7, 2003, subsequent to the merger described above, Stein Roe Money Market Fund, Variable Series was renamed the Liberty Money Market Fund, Variable Series.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION AND TRANSACTIONS--The Fund values securities utilizing the amortized cost valuation technique permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, which requires the Fund to comply with certain conditions. This technique involves valuing a portfolio security initially at its cost and thereafter, assuming a constant amortization to maturity of any discount or premium with amortized cost approximating value.

   FEDERAL INCOME TAXES--Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

   INTEREST INCOME, DEBT DISCOUNT AND PREMIUM--Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis.

   DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares dividends daily and reinvests all dividends declared monthly in additional shares at net asset value.

   OTHER--The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

   MANAGEMENT AND ADMINISTRATIVE FEES--Columbia receives monthly fees equal to 0.35% and 0.15% annually of the Fund's average daily net assets for management and administrative services, respectively.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended June 30, 2003, the annualized net asset based fee rate was 0.034%. The Fund also pays out-of-pocket costs for pricing services.

   TRANSFER AGENT FEE--Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for an annual rate of $7,500.

   EXPENSE LIMITS--Columbia has voluntarily agreed to reimburse all expenses, including management fees, but excluding interest, taxes, brokerage and extraordinary expenses of the Fund in excess of 0.65% annually of the Fund's average daily net assets.

   OTHER--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $213 of custody fees were reduced by balance credits for the six months ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FINANCIAL HIGHLIGHTS
Liberty Money Market Fund, Variable Series

Selected data for a share outstanding throughout each period is as follows:

                                               (UNAUDITED)
                                               SIX MONTHS
                                                  ENDED                              YEAR ENDED DECEMBER 31,
                                                 JUNE 30,        ----------------------------------------------------------------
                                                  2003             2002         2001         2000         1999            1998
                                              ------------       ---------    ---------    ---------    ---------       ---------
NET ASSET VALUE, BEGINNING OF PERIOD          $      1.000       $   1.000    $   1.000    $   1.000    $   1.000       $   1.000
                                              ------------       ---------    ---------    ---------    ---------       ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                            0.004           0.012        0.036        0.059        0.047           0.050
                                              ------------       ---------    ---------    ---------    ---------       ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.004)         (0.012)      (0.036)      (0.059)      (0.047)         (0.050)
                                              ------------       ---------    ---------    ---------    ---------       ---------
NET ASSET VALUE, END OF PERIOD                $      1.000       $   1.000    $   1.000    $   1.000    $   1.000       $   1.000
                                              ============       =========    =========    =========    =========       =========
Total return (b)(c)                                   0.36%(d)        1.23%        3.64%        6.05%        4.79%           5.17%
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (e)                                          0.60%(f)        0.65%        0.56%        0.56%        0.52%(g)        0.62%
Net investment income (e)                             0.72%(f)        1.25%        3.45%        5.90%        4.75%(g)        4.99%
Net assets, end of period (000's)             $    231,934       $ 258,903    $ 266,985    $ 212,317    $ 170,539       $ 101,340

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested.
(c) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.
(g) During the year ended December 31, 1999, the Fund experienced a one-time reduction in its expenses of two basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year without the reduction.

SHAREHOLDER MEETING RESULTS
Liberty Money Market Fund, Variable Series

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On February 19, 2003, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following items listed on the Trust's Proxy Statement for said Meeting. On December 2, 2002, the record date for the Meeting, the Galaxy VIP Money Market Fund had 16,289,880.934 common shares outstanding. The votes cast were as follows:

                       SHAREHOLDER RESPONSE SUMMARY REPORT
      LIBERTY VARIABLE INVESTMENT TRUST/STEINROE VARIABLE INVESTMENT TRUST
                          GALAXY VIP MONEY MARKET FUND
                                FEBRUARY 19, 2003

1. To approve an Agreement and Plan of Reorganization providing for (i) the sale of all of the assets of the Galaxy VIP Money Market Fund to, and the assumption of all of the liabilities of the Galaxy VIP Money Market Fund by, the Stein Roe Money Market Fund, Variable Series, in exchange for shares of the Stein Roe Money Market Fund, Variable Series, and the distribution of such shares to the shareholders of the Galaxy VIP Money Market Fund in complete liquidation of the Galaxy VIP Money Market Fund; (ii) the de-registration of The Galaxy VIP Fund as an investment company under the Investment Company Act of 1940, as amended, and (iii) The Galaxy VIP Fund's termination as a Massachusetts business trust under Massachusetts law.

                                                                              % OF        % OF
                                                               NO. OF      OUTSTANDING   SHARES
                                                               SHARES        SHARES       VOTED
                                                           --------------  -----------  --------
   Affirmative                                             13,000,904.962    79.810%     84.548%
   Against                                                    608,194.097     3.733%      3.956%
   Abstain                                                  1,767,803.935    10.852%     11.496%

   TOTAL                                                   15,376,902.994    94.395%    100.000%

   ** FUND TOTALS:                             SHARES
   RECORD TOTAL                        16,289,880.934
   VOTED SHARES                        15,376,902.994
   PERCENT VOTED                               94.395%

PORTFOLIO MANAGER'S DISCUSSION
Liberty Small Company Growth Fund, Variable Series / June 30, 2003

   Liberty Small Company Growth Fund, Variable Series seeks long-term growth.

   William M. Garrison is the fund's portfolio manager. He has managed other funds for Columbia Management Advisors, Inc. and its predecessors since September 1998.

   On April 14, 2003, Galaxy VIP Small Company Growth Fund was merged into Stein Roe Small Company Growth Fund, Variable Series. The combined fund was renamed Liberty Small Company Growth Fund, Variable Series.

STOCKS OF SMALL COMPANIES AMONG MARKET LEADERS

After trailing the market in the first quarter of 2003, stocks of smaller firms rebounded strongly in the second quarter and outpaced large and mid-cap stocks for the six-month reporting period. Investors bet on the tendency of smaller companies to respond more quickly to improving business conditions and to benefit more from a domestic recovery than larger firms tied to foreign economies. Stocks of small companies were also boosted by a sizable representation of technology firms, which led other industry sectors.

THE FUND'S TECHNOLOGY EXPOSURE HAMPERED PERFORMANCE

The fund's underweight position in technology stocks relative to its benchmark, the Russell 2000 Growth Index, hampered performance because technology was the best performing sector during the six-month reporting period. The fund's performance was also hindered by an underweight stake in the micro-cap sector, which was a strong performer, and an overweight position the energy sector, which underperformed.

   The fund derived its returns from a variety of industry groups. Gaming operator Station Casinos, Inc. (1.4% of net assets) benefited from improved business in Las Vegas and a new enterprise in California. Integra LifeSciences Corporation, a medical technology firm, beat earnings expectations, and Taro Pharmaceutical Industries Ltd., a generic drug manufacturer, benefited from approvals for new products and solid earnings results (1.4% and 0.9% of net assets, respectively). Stocks that trailed for the period were concentrated in the health care sector. One such stock was Accredo Health, Inc. (0.5% of net assets), whose earnings disappointed investors.

COMPETITIVE CONCERNS, ECONOMY DROVE PORTFOLIO ACTIVITY

In the face of regulatory and competitive concerns, we reduced the fund's health care position by selling disappointing issues such as Cerner Corporation and taking profits in stocks that had performed particularly well--such as American Healthways Inc. We also took profits in stocks of several biotechnology firms.

   When the economic outlook dimmed early in the reporting period, we eliminated retail holdings such as Hot Topic Inc. As consumer confidence improved, we increased our exposure, adding stocks such as specialty retailer The Sharper Image and media firm Sinclair Broadcast Group, Inc. (0.9% and 0.5% of net assets, respectively).

   Within the energy sector, we increased existing holdings such as Key Energy Services, Inc. and Maverick Tube Corporation (1.5% and 1.4% of net assets, respectively). We eliminated Cal Dive International, Inc. and highly-valued exploration companies such as Evergreen Resources, Inc. and Ultra Petroleum Corporation.

   The fund remained underweight relative to its benchmark in financial stocks. However, we increased our position with new holdings such as Investors Financial Services Corp, an asset management firm whose stock price became attractive when falling interest rates threatened profits from the company's money market funds, and Jefferies Group, Inc., an investment bank and securities broker that should benefit from an improving stock market (1.4% and 0.8% of net assets, respectively).

MANY ATTRACTIVE OPPORTUNITIES

Stocks could face another turning point over the next six months, as it remains to be seen whether earnings can support further market advances. Although prices for stocks of smaller companies have recently outpaced other sectors, we believe they have the potential to go higher if earnings continue to improve. If earnings remain weak, stocks of smaller firms may be more vulnerable to a price retreat than those of larger firms.

   Individually, we believe stocks of many small companies offer attractive opportunities. With a stronger economic outlook, we expect to boost sectors that could benefit from an expansion, such as technology and consumer cyclical firms. In the meantime, we plan to watch the energy sector, which may be vulnerable to a changing balance of supply and demand.


Economic and market conditions can frequently change. There is no assurance that the trends described here will continue or commence.

Investing in small-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

Holdings are disclosed as of June 30, 2003, and are subject to change.

PERFORMANCE INFORMATION
Liberty Small Company Growth Fund, Variable Series / June 30, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (%)

                                          (CUMULATIVE)
                                            6-MONTH       1-YEAR       5-YEAR         10-YEAR
---------------------------------------------------------------------------------------------
Class A (1/1/89)                                 17.15      0.25        -0.31            5.84
Russell 2000
 Growth Index                                    19.33      0.69        -4.25            4.35

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 6/30/93 - 6/30/03

                   CLASS A SHARES    RUSSELL 2000 GROWTH INDEX
    Jun-93         $       10,000                 $     10,000
 9/30/1993         $       11,335                 $     10,934
12/31/1993         $       12,345                 $     11,222
 3/31/1994         $       11,697                 $     10,764
 6/30/1994         $       11,516                 $     10,086
 9/30/1994         $       12,593                 $     11,028
12/31/1994         $       12,491                 $     10,948
 3/31/1995         $       12,491                 $     11,548
 6/30/1995         $       12,245                 $     12,694
 9/30/1995         $       13,627                 $     14,137
12/31/1995         $       13,959                 $     14,346
 3/31/1996         $       15,155                 $     15,170
 6/30/1996         $       16,275                 $     16,056
 9/30/1996         $       17,345                 $     15,919
12/31/1996         $       17,721                 $     15,961
 3/31/1997         $       16,431                 $     14,286
 6/30/1997         $       18,989                 $     16,794
 9/30/1997         $       20,687                 $     19,635
12/31/1997         $       19,106                 $     18,025
 3/31/1998         $       20,650                 $     20,166
 6/30/1998         $       17,912                 $     19,009
 9/30/1998         $       14,131                 $     14,758
12/31/1998         $       15,801                 $     18,247
 3/31/1999         $       14,583                 $     17,941
 6/30/1999         $       16,753                 $     20,587
 9/30/1999         $       17,275                 $     19,574
12/31/1999         $       23,389                 $     26,110
 3/31/2000         $       29,040                 $     28,533
 6/30/2000         $       27,335                 $     26,430
 9/30/2000         $       28,322                 $     25,381
12/31/2000         $       22,136                 $     20,254
 3/31/2001         $       18,320                 $     17,175
 6/30/2001         $       21,909                 $     20,262
 9/30/2001         $       16,373                 $     14,572
12/31/2001         $       19,919                 $     18,386
 3/31/2002         $       19,985                 $     18,025
 6/30/2002         $       17,599                 $     15,195
 9/30/2002         $       14,294                 $     11,925
12/31/2002         $       15,060                 $     12,821
 3/31/2003         $       14,403                 $     12,323
    Jun-03         $       17,637                 $     15,303

NET ASSET VALUE PER SHARE ($)               12/31/02      6/30/03
-----------------------------------------------------------------
 Class A                                      6.88         8.06

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of all distributions. The Russell 2000 Growth Index comprises securities in the Russell 2000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios. Indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

INVESTMENT PORTFOLIO
Liberty Small Company Growth Fund / June 30, 2003 (Unaudited)

                                                                           SHARES         VALUE
                                                                          --------   ---------------
COMMON STOCK--97.1%
CONSUMER DISCRETIONARY--16.4%
HOTELS, RESTAURANTS & LEISURE--4.5%
Applebee's International, Inc.                                              21,900   $       688,317
California Pizza
   Kitchen, Inc. (a)                                                        20,400           438,600
Red Robin Gourmet
   Burgers (a)                                                               7,600           144,096
Scientific Games Corp.,
   Class A (a)                                                              51,400           483,160
Station Casinos, Inc. (a)                                                   30,700           775,175
                                                                                     ---------------
                                                                                           2,529,348
                                                                                     ---------------
HOUSEHOLD DURABLES--1.8%
Beazer Homes USA, Inc. (a)                                                   5,700           475,950
Harman International
   Industries, Inc.                                                          4,000           316,560
Meritage Corp.                                                               4,200           206,892
                                                                                     ---------------
                                                                                             999,402
                                                                                     ---------------
LEISURE EQUIPMENT & PRODUCTS--0.6%
SCP Pool Corp. (a)                                                          10,400           357,760
                                                                                     ---------------
MEDIA--2.7%
Gray Television, Inc.                                                       19,400           240,560
Lin TV Corp. (a)                                                            19,400           456,870
Radio One, Inc. (a)                                                         27,900           495,783
Sinclair Broadcast
   Group, Inc. (a)                                                          26,300           305,343
                                                                                     ---------------
                                                                                           1,498,556
                                                                                     ---------------
SPECIALTY RETAIL--6.8%
Advance Auto Parts, Inc. (a)                                                13,100           797,790
Blue Rhino Corp. (a)                                                        31,600           378,884
Cost Plus, Inc. (a)                                                         11,400           406,524
Mothers Work, Inc. (a)                                                       7,800           208,806
Party City Corp. (a)                                                        15,100           155,077
Petco Animal Supplies, Inc. (a)                                             32,300           702,202
Sharper Image Corp. (a)                                                     18,700           509,949
Too, Inc. (a)                                                               23,800           481,950
Ultimate Electronics, Inc. (a)                                              10,900           139,738
                                                                                     ---------------
                                                                                           3,780,920
                                                                                     ---------------

CONSUMER STAPLES--1.7%
FOOD & DRUG RETAILING--1.0%
Performance Food
   Group Co. (a)                                                            14,800           547,600
                                                                                     ---------------
FOOD PRODUCTS--0.7%
American Italian
   Pasta Co. (a)                                                            10,200           424,830
                                                                                     ---------------

ENERGY--10.6%
ENERGY EQUIPMENT & SERVICES--5.8%
Key Energy Services, Inc. (a)                                               76,600           821,152
Matrix Service Co. (a)                                                      37,200           639,096
Maverick Tube Corp. (a)                                                     40,400           773,660
Superior Energy
   Services, Inc. (a)                                                       36,600           346,968
Unit Corp. (a)                                                              31,400   $       656,574
                                                                                     ---------------
                                                                                           3,237,450
                                                                                     ---------------
OIL & GAS--4.8%
Comstock Resources, Inc. (a)                                                21,200           290,016
Frontier Oil Corp.                                                          32,500           494,000
Patina Oil & Gas Corp.                                                      14,525           466,979
Premcor, Inc. (a)                                                            7,000           150,850
Remington Oil & Gas Corp. (a)                                               12,600           231,588
Spinnaker Exploration Co. (a)                                               17,700           463,740
St. Mary Land &
   Exploration Co.                                                          12,120           330,876
Tom Brown, Inc. (a)                                                         10,000           277,900
                                                                                     ---------------
                                                                                           2,705,949
                                                                                     ---------------

FINANCIALS--11.3%
BANKS--4.7%
Boston Private Financial
   Holdings, Inc.                                                           11,300           238,204
Dime Community Bancshares                                                   26,500           674,425
East-West Bancorp, Inc.                                                     14,100           509,574
Mercantile Bank Corp.                                                        7,400           211,344
Prosperity Bancshares, Inc.                                                 22,100           425,425
UCBH Holdings, Inc.                                                         15,000           430,200
W Holding Co., Inc.                                                          9,400           159,048
                                                                                     ---------------
                                                                                           2,648,220
                                                                                     ---------------
DIVERSIFIED FINANCIALS--3.2%
ASTA Funding, Inc. (a)                                                       5,400           129,600
Commercial Capital
   Bancorp, Inc. (a)                                                         9,300           142,755
Investors Financial
   Services Corp.                                                           26,200           760,062
Jefferies Group, Inc.                                                        9,100           453,089
MTC Technologies, Inc. (a)                                                  13,300           312,018
                                                                                     ---------------
                                                                                           1,797,524
                                                                                     ---------------
INSURANCE--2.4%
Hilb, Rogal and Hamilton Co.                                                14,400           490,176
Infinity Property & Casualty
   Corp.                                                                    11,800           278,952
Philadelphia Consolidated
   Holding Co. (a)                                                          10,900           440,360
RLI Corp.                                                                    3,100           101,990
                                                                                     ---------------
                                                                                           1,311,478
                                                                                     ---------------
REAL ESTATE--1.0%
American Financial
   Realty Trust                                                             37,800           563,598
                                                                                     ---------------

HEALTH CARE--19.5%
BIOTECHNOLOGY--4.6%
Bio-Marin
   Pharmaceuticals, Inc. (a)                                                23,700           231,312
Charles River Laboratories
   International, Inc. (a)                                                  16,000           514,880
Ciphergen Biosystems, Inc. (a)                                              25,700           263,425
Neurocrine Biosciences, Inc. (a)                                             6,100           304,634

                       See Notes to Investment Portfolio.

                                                                           SHARES         VALUE
                                                                          --------   ---------------
Protein Design Labs, Inc. (a)                                               22,000   $       307,560
Serologicals Corp. (a)                                                      48,100           655,603
Telik, Inc. (a)                                                             20,600           331,042
                                                                                     ---------------
                                                                                           2,608,456
                                                                                     ---------------
HEALTH CARE EQUIPMENT & SUPPLIES--7.7%
American Medical
   Systems Holdings, Inc. (a)                                               25,500           430,185
Bio-Rad Laboratories, Inc. (a)                                               9,000           498,150
Integra LifeSciences
   Holdings (a)                                                             29,500           778,210
Kyphon, Inc. (a)                                                            21,200           320,544
Medical Action
   Industries, Inc. (a)                                                     41,200           672,796
Noven Pharmaceuticals, Inc. (a)                                             26,700           273,408
Respironics, Inc. (a)                                                        8,200           307,664
SonoSite, Inc. (a)                                                          21,600           430,920
Wright Medical Group, Inc. (a)                                              17,900           340,100
Zoll Medical Corp. (a)                                                       7,900           265,124
                                                                                     ---------------
                                                                                           4,317,101
                                                                                     ---------------
HEALTH CARE PROVIDERS & SERVICES--2.6%
Accredo Health, Inc. (a)                                                    11,650           253,970
Cobalt Corp. (a)                                                            19,300           396,615
LifePoint Hospitals, Inc. (a)                                               17,900           374,826
WellChoice, Inc. (a)                                                        14,600           427,488
                                                                                     ---------------
                                                                                           1,452,899
                                                                                     ---------------
PHARMACEUTICALS--4.6%
Adolor Corp. (a)                                                             7,600            93,252
Atrix Laboratories, Inc. (a)                                                12,800           281,472
InterMune, Inc. (a)                                                         12,000           193,320
Nektar Therapeutics (a)                                                     14,500           133,835
Salix Pharmaceuticals, Ltd. (a)                                             19,500           204,555
SFBC International, Inc. (a)                                                 8,900           161,090
SICOR, Inc. (a)                                                             25,400           516,636
Taro Pharmaceuticals
   Industries Ltd. (a)                                                       9,500           521,360
Trimeris, Inc. (a)                                                          10,050           459,084
                                                                                     ---------------
                                                                                           2,564,604
                                                                                     ---------------

INDUSTRIALS--13.8%
AEROSPACE & DEFENSE--1.6%
DRS Technologies, Inc. (a)                                                  19,400           541,648
Integrated Defense
   Technologies, Inc. (a)                                                   12,000           186,120
Mercury Computer
   Systems, Inc. (a)                                                        10,500           190,680
                                                                                     ---------------
                                                                                             918,448
                                                                                     ---------------
AIR FREIGHT & LOGISTICS--1.4%
EGL, Inc. (a)                                                               11,900           180,880
J.B. Hunt Transport
   Services, Inc. (a)                                                        8,100           305,775
UTI Worldwide, Inc.                                                          9,600           299,424
                                                                                     ---------------
                                                                                             786,079
                                                                                     ---------------
COMMERCIAL SERVICES & SUPPLIES--5.6%
Arbitron, Inc.                                                              14,100   $       503,370
Corporate Executive
   Board Co. (a)                                                            10,000           408,200
FTI Consulting, Inc. (a)                                                    17,550           438,224
Kroll, Inc. (a)                                                              6,000           162,360
Navigant Consulting, Inc. (a)                                                9,200           109,020
NCO Group, Inc. (a)                                                         18,200           325,962
SOURCECORP (a)                                                                 500            10,800
Sylvan Learning
   Systems, Inc. (a)                                                        23,100           527,604
United Stationers, Inc.                                                      7,000           253,190
Waste Connections, Inc. (a)                                                 11,300           396,065
                                                                                     ---------------
                                                                                           3,134,795
                                                                                     ---------------
CONSTRUCTION & ENGINEERING--0.7%
Chicago Bridge &
   Iron Co. NV                                                              16,300           369,684
                                                                                     ---------------
ELECTRICAL EQUIPMENT--0.6%
Rayovac Corp. (a)                                                           23,900           309,505
                                                                                     ---------------
MACHINERY--1.4%
AGCO Corp. (a)                                                              22,300           380,884
Cuno, Inc. (a)                                                              11,475           414,477
                                                                                     ---------------
                                                                                             795,361
                                                                                     ---------------
ROAD & RAIL--2.5%
Dollar Thrifty Automotive
   Group, Inc. (a)                                                          15,600           289,380
Genesee & Wyoming, Inc. (a)                                                 23,100           475,167
Heartland Express, Inc. (a)                                                 21,000           467,250
Old Dominion Freight
   Line, Inc. (a)                                                            9,150           197,823
                                                                                     ---------------
                                                                                           1,429,620
                                                                                     ---------------

INFORMATION TECHNOLOGY--21.6%
COMMUNICATIONS EQUIPMENT--1.1%
Avocent Corp. (a)                                                            7,900           236,447
F5 Networks, Inc. (a)                                                       21,300           358,905
                                                                                     ---------------
                                                                                             595,352
                                                                                     ---------------
COMPUTERS & PERIPHERALS--1.9%
Applied Films Corp. (a)                                                     22,200           574,536
Cray, Inc. (a)                                                              60,400           477,160
                                                                                     ---------------
                                                                                           1,051,696
                                                                                     ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.6%
Anixter International, Inc. (a)                                             11,000           257,730
Global Imaging
   Systems, Inc. (a)                                                        21,800           504,888
Itron, Inc. (a)                                                             22,500           485,100
Planar Systems, Inc. (a)                                                    12,800           250,368
Plexus Corp. (a)                                                            43,500           501,555
                                                                                     ---------------
                                                                                           1,999,641
                                                                                     ---------------
INTERNET SOFTWARE & SERVICES--2.2%
Digital River, Inc. (a)                                                     23,900           461,270
Fidelity National Information
   Solutions, Inc. (a)                                                      17,400           453,792

                       See Notes to Investment Portfolio.

                                                                           SHARES         VALUE
                                                                          --------   ---------------
webMethods, Inc. (a)                                                        40,600   $       330,078
                                                                                     ---------------
                                                                                           1,245,140
                                                                                     ---------------
INFORMATION TECHNOLOGY CONSULTING & SERVICES--2.8%
Cognizant Technology
   Solutions Corp. (a)                                                      16,700           406,812
PEC Solutions, Inc. (a)                                                     26,200           421,820
Priority Healthcare Corp. (a)                                               11,600           215,180
SRA International, Inc. (a)                                                 16,300           521,600
                                                                                     ---------------
                                                                                           1,565,412
                                                                                     ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--6.7%
Artisan Components, Inc. (a)                                                13,700           309,757
Brooks Automation, Inc. (a)                                                 43,100           488,754
Cymer, Inc. (a)                                                              9,700           310,497
DSP Group, Inc. (a)                                                         13,200           284,196
Entegris, Inc. (a)                                                          56,400           758,016
Helix Technology Corp.                                                      15,000           198,450
Integrated Circuit
   Systems, Inc. (a)                                                         7,500           235,725
Lattice Semiconductor Corp. (a)                                             40,300           331,669
Mykrolis Corp. (a)                                                          33,200           336,980
Skyworks Solutions, Inc.                                                    24,700           167,219
Zoran Corp. (a)                                                             18,000           345,780
                                                                                     ---------------
                                                                                           3,767,043
                                                                                     ---------------
SOFTWARE--3.3%
Activision, Inc. (a)                                                        31,500           406,980
Borland Software Corp. (a)                                                  56,900           555,913
Henry (Jack) &
   Associates, Inc.                                                         15,000           266,850
Magma Design
   Automation, Inc. (a)                                                     16,000           274,400
Micromuse, Inc. (a)                                                         17,000           135,830
Secure Computing Corp. (a)                                                      88               768
Take-Two Interactive
   Software, Inc. (a)                                                        8,200           232,388
                                                                                     ---------------
                                                                                           1,873,129
                                                                                     ---------------

MATERIALS--1.8%
CONTAINERS & PACKAGING--1.8%
Crown Holdings, Inc. (a)                                                    31,100           222,054
Jarden Corp. (a)                                                            29,400           813,498
                                                                                     ---------------
                                                                                           1,035,552
                                                                                     ---------------

TELECOMMUNICATION SERVICES--0.4%
DIVERSIFIED TELECOMMUNICATION SERVICES--0.4%
Intrado, Inc. (a)                                                           12,500           197,375
                                                                                     ---------------
TOTAL COMMON STOCKS
   (cost of $48,169,809)                                                                  54,419,527
                                                                                     ---------------

                                                                        PAR               VALUE
                                                                 -----------------   ---------------
SHORT-TERM OBLIGATION--1.7%
Repurchase agreement with
   State Street Bank & Trust Co.,dated
   06/30/03, due 07/01/03 at 1.000%,
   collateralized by a U.S. Treasury
   Bond maturing 2/15/29,
   market value $991,589,
   (repurchase proceeds $970,027)
   (cost of $970,000)                                            $         970,000   $       970,000
                                                                                     ---------------
TOTAL INVESTMENTS--98.8%
   (cost of $49,139,809) (b)                                                              55,389,527
                                                                                     ---------------
OTHER ASSETS & LIABILITIES, NET--1.2%                                                        648,076
                                                                                     ---------------
NET ASSETS--100.0%                                                                   $    56,037,603
                                                                                     ===============

NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing.
(b) Cost for both financial statements and federal income tax purposes is the same.

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Liberty Small Company Growth Fund, Variable Series / June 30, 2003 (Unaudited)

ASSETS:
Investments, at cost                                               $    49,139,809
                                                                   ---------------
Investments, at value                                              $    55,389,527
Cash                                                                           557
Receivable for:
   Investments sold                                                      1,997,144
   Fund shares sold                                                            297
   Interest                                                                     27
   Dividends                                                                 4,040
   Expense reimbursement due from Manager                                   11,493
Deferred Trustees' compensation plan                                         1,501
                                                                   ---------------
     TOTAL ASSETS                                                       57,404,586
                                                                   ---------------
LIABILITIES:
Payable for:
   Investments purchased                                                 1,147,116
   Fund shares repurchased                                                 142,021
   Management fee                                                           23,042
   Administration fee                                                        6,724
   Transfer agent fee                                                          595
   Pricing and bookkeeping fees                                              1,811
   Merger costs                                                              9,081
   Trustees' fee                                                               321
   Audit fee                                                                15,325
   Reports to Shareholders                                                  18,573
Deferred Trustees' fee                                                       1,501
Other liabilities                                                              873
                                                                   ---------------
     TOTAL LIABILITIES                                                   1,366,983
                                                                   ---------------
NET ASSETS                                                         $    56,037,603
                                                                   ===============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                    $    92,403,950
Accumulated net investment loss                                           (147,124)
Accumulated net realized loss                                          (42,468,941)
Net unrealized appreciation on investments                               6,249,718
                                                                   ---------------
NET ASSETS                                                         $    56,037,603
                                                                   ===============
CLASS A:
Net assets                                                         $    56,036,819
Shares outstanding                                                       6,949,700
                                                                   ===============
Net asset value per share                                          $          8.06
                                                                   ===============
CLASS B:
Net assets                                                         $           784
Shares outstanding                                                              98
                                                                   ===============
Net asset value per share                                          $          8.00
                                                                   ===============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Liberty Small Company Growth Fund, Variable Series
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends                                                          $        36,288
Interest                                                                     9,060
                                                                   ---------------
   Total Investment Income (net of foreign taxes
     withheld of $384)                                                      45,348
                                                                   ---------------

EXPENSES:
Management fee                                                             121,200
Administration fee                                                          36,360
Distribution fee--Class B                                                        1
Pricing and bookkeeping fees                                                 5,466
Transfer agent fee                                                           3,720
Trustees' fee                                                                2,209
Custody fee                                                                  4,546
Audit fee                                                                   12,365
Other expenses                                                              11,664
                                                                   ---------------
   Total Expenses                                                          197,531
Fees and expenses waived or reimbursed by Manager                           (6,149)
Custody earnings credit                                                        (28)
                                                                   ---------------
   Net Expenses                                                            191,354
                                                                   ---------------
Net Investment Loss                                                       (146,006)
                                                                   ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments                                        (2,920,982)
Net change in unrealized appreciation/depreciation on
  investments                                                           11,401,269
                                                                   ---------------
Net Gain                                                                 8,480,287
                                                                   ---------------
Net Increase in Net Assets from Operations                         $     8,334,281
                                                                   ===============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Liberty Small Company Growth Fund, Variable Series

                                                                     (UNAUDITED)
                                                                     SIX MONTHS
                                                                        ENDED           YEAR ENDED
                                                                       JUNE 30,        DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                      2003              2002
----------------------------------                                 ---------------   ---------------
OPERATIONS:
Net investment loss                                                $      (146,006)  $      (350,644)
Net realized loss on investments                                        (2,920,982)       (7,350,449)
Net change in unrealized appreciation/depreciation on
   investments                                                          11,401,269       (10,352,594)
                                                                   ---------------   ---------------
        Net Increase (Decrease) from Operations                          8,334,281       (18,053,687)
                                                                   ---------------   ---------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                         1,561,876         5,528,253
   Proceeds received in connection with merger                           2,419,589                --
   Redemptions                                                          (5,210,859)      (17,837,585)
                                                                   ---------------   ---------------
        Net Decrease from Share Transactions                            (1,229,394)      (12,309,332)
                                                                   ---------------   ---------------
Total Increase (Decrease) in Net Assets                                  7,104,887       (30,363,019)
NET ASSETS:
Beginning of period                                                     48,932,716        79,295,735
                                                                   ---------------   ---------------
End of period (including accumulated net investment
   loss of $(147,124) and $(1,118), respectively)                  $    56,037,603   $    48,932,716
                                                                   ===============   ===============
CHANGES IN SHARES:
Class A:
   Subscriptions                                                           225,017           696,301
   Issued in connection with merger                                        368,840                --
   Issued for distributions reinvested                                          --        (2,304,947)
   Redemptions                                                            (752,208)               --
                                                                   ---------------   ---------------
        Net Decrease                                                      (158,351)       (1,608,646)
                                                                   ---------------   ---------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Liberty Small Company Growth Fund, Variable Series / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

   ORGANIZATION--Liberty Small Company Growth Fund, Variable Series (the "Fund"), a series of SteinRoe Variable Investment Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek long-term growth of capital by investing at least 85% of its assets in common stocks of small-cap companies. The Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. The Fund offers two classes of shares: Class A and Class B. Each share of a class represents an equal proportionate beneficial interest in that share class and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of their share class available for distribution to shareholders upon liquidation of the Fund. Shares of the Fund are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On April 1, 2003, Stein Roe & Farnham Incorporated, the investment advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect wholly owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Stein Roe & Farnham Incorporated with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Columbia provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund. Columbia also provides pricing and bookkeeping services to the Fund. Liberty Funds Distributor, Inc. ("LFD"), an affiliate of Columbia, serves as the principal underwriter of the Fund.

On April 14, 2003, the Galaxy VIP Small Company Growth Fund (the target fund), previously a single class fund of Galaxy VIP Fund, a separate Massachusetts business trust, merged into the Stein Roe Small Company Growth Fund, Variable Series Class A shares. The Stein Roe Small Company Growth Fund, Variable Series received a tax-free transfer of assets from the Galaxy VIP Small Company Growth Fund as follows:

      SHARES            NET ASSETS          UNREALIZED
      ISSUED             RECEIVED         DEPRECIATION(1)
     -------           ------------       ---------------
     368,840           $  2,419,589         $  86,415

                                            NET ASSETS
    NET ASSETS           NET ASSETS        OF STEIN ROE
   OF STEIN ROE        OF GALAXY VIP       SMALL COMPANY
  SMALL COMPANY        SMALL COMPANY       GROWTH FUND,
   GROWTH FUND,         GROWTH FUND       VARIABLE SERIES
 VARIABLE SERIES        IMMEDIATELY         IMMEDIATELY
     PRIOR TO            PRIOR TO              AFTER
   COMBINATION          COMBINATION         COMBINATION
 ---------------      --------------      ---------------
   $ 44,410,684         $ 2,419,589         $ 46,830,273

(1)Unrealized depreciation is included in the Net Assets Received amount shown above.

Also on April 14, 2003, subsequent to the merger described above, the Stein Roe Small Company Growth Fund, Variable Series was renamed the Liberty Small Company Growth Fund, Variable Series.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION AND TRANSACTIONS--Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS--All income, expenses (other than the Class B distribution fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share data and ratios reflect the distribution fee applicable to Class B shares only.

   FEDERAL INCOME TAXES--Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

   DISTRIBUTIONS TO SHAREHOLDERS--The Fund intends to distribute as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of investments. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution. Income and capital gain distributions are determined in accordance with federal income tax regulations.

   OTHER--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of December 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

      YEAR OF                            CAPITAL LOSS
    EXPIRATION                           CARRYFORWARD
    ----------                           ------------
       2009                              $ 28,523,554
       2010                                 9,969,519
                                         ------------
                                         $ 38,493,073
                                         ============

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

   MANAGEMENT AND ADMINISTRATIVE FEES--Columbia receives monthly fees equal to 0.50% and 0.15% annually of the Fund's average daily net assets for management and administrative services, respectively.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. The Fund also pays out-of-pocket costs for pricing services.

   TRANSFER AGENT FEE--Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for an annual rate of $7,500.

   DISTRIBUTION FEE--The Fund has adopted a 12b-1 plan, which requires it to pay LFD a monthly distribution fee equal to 0.25% annually of Class B average daily net assets.

   EXPENSE LIMITS--Effective April 14, 2003, Columbia has voluntarily agreed to waive expenses at the rate of 0.02% annually of the Fund's average daily net assets. This waiver agreement will continue until April 14, 2004, after which it may be modified or terminated at any time.

Prior to April 14, 2003, Stein Roe & Farnham Incorporated had voluntarily agreed to reimburse all expenses, including management fees, but excluding interest, taxes, distribution fees, brokerage and extraordinary expenses of the Fund in excess of 0.80% annually of the Fund's average daily net assets.

   OTHER--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $28 of custody fees were reduced by balance credits for the six months ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

   INVESTMENT ACTIVITY--For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $32,089,624 and $35,992,982, respectively.

Unrealized appreciation (depreciation) at June 30, 2003, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation        $  8,409,187
     Gross unrealized depreciation          (2,159,469)
                                          ------------
       Net unrealized appreciation        $  6,249,718
                                          ============

   OTHER--The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

FINANCIAL HIGHLIGHTS
Liberty Small Company Growth Fund, Variable Series--Class A Shares

Selected data for a share outstanding throughout each period is as follows:

                                        (UNAUDITED)
                                         SIX MONTHS                                 YEAR ENDED DECEMBER 31,
                                           ENDED             -------------------------------------------------------------------
                                       JUNE 30, 2003           2002            2001          2000        1999            1998
                                       -------------         ---------      ---------      ---------   ---------      -----------
NET ASSET VALUE,
   BEGINNING OF PERIOD                 $        6.88         $    9.10      $   19.08      $   20.16   $   13.62      $     18.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)                        (0.02)            (0.04)         (0.03)         (0.05)      (0.03)           (0.04)
Net realized and unrealized
   gain (loss) on
   investments                                  1.20             (2.18)         (2.31)         (1.03)       6.57            (2.77)
                                       -------------         ---------      ---------      ---------   ---------      -----------
     Total from Investment
       Operations                               1.18             (2.22)         (2.34)         (1.08)       6.54            (2.81)
                                       -------------         ---------      ---------      ---------   ---------      -----------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net realized gains                           --                --          (7.64)           --           --            (1.57)
                                       -------------         ---------      ---------      ---------   ---------      -----------
NET ASSET VALUE, END OF
   PERIOD                              $        8.06         $    6.88      $    9.10      $   19.08   $   20.16      $     13.62
                                       =============         =========      =========      =========   =========      ===========
Total return (b)(c)                            17.15%(d)(e)     (24.40)%(d)    (10.03)%(d)     (5.36)%     48.02%          (17.30)%
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                    0.78%(g)          0.80%          0.82%          0.73%       0.72%(h)         0.75%
Net investment loss (f)                        (0.60)%(g)        (0.57)%        (0.32)%        (0.24)%     (0.27)%(h)       (0.22)%
Waiver/reimbursement                            0.03%(g)          0.02%          0.04%            --%         --%              --%
Portfolio turnover rate                           67%(e)           117%           146%           155%        110%             103%
Net assets, end of
   period (000's)                      $      56,037         $  48,932      $  79,295      $ 109,856   $ 139,849      $   131,929

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested.
(c) Total return figures do not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(d) Had the Manager not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not Annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.
(h) During the year ended December 31, 1999, the Fund experienced a one-time reduction in its expenses of five basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year without the reduction.

SHAREHOLDER MEETING RESULTS
Liberty SmallCompany Growth Fund, Variable Series

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On February 19, 2003, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following items listed on the Trust's Proxy Statement for said Meeting. On December 2, 2002, the record date for the Meeting, the Galaxy VIP Small Company Growth Fund had 361,265.328 common shares outstanding. The votes cast were as follows:

                       SHAREHOLDER RESPONSE SUMMARY REPORT
      LIBERTY VARIABLE INVESTMENT TRUST/STEINROE VARIABLE INVESTMENT TRUST
                      GALAXY VIP SMALL COMPANY GROWTH FUND
                                FEBRUARY 19, 2003

1. To approve an Agreement and Plan of Reorganization providing for (i) the sale of all of the assets of the Galaxy VIP Small Company Growth Fund to, and the assumption of all of the liabilities of the Galaxy VIP Small Company Growth Fund by, the Stein Roe Small Company Growth Fund, Variable Series, in exchange for shares of the Stein Roe Small Company Growth Fund, Variable Series, and the distribution of such shares to the shareholders of the Galaxy VIP Small Company Growth Fund in complete liquidation of the Galaxy VIP Small Company Growth Fund; (ii) the de-registration of The Galaxy VIP Fund as an investment company under the Investment Company Act of 1940, as amended, and
   (iii) The Galaxy VIP Fund's termination as a Massachusetts business trust under Massachusetts law.

                                                                                % OF          % OF
                                                               NO. OF        OUTSTANDING     SHARES
                                                               SHARES           SHARES        VOTED
                                                           --------------    -----------    --------
   Affirmative                                                302,442.104      83.717%       86.300%
   Against                                                     15,518.917       4.296%        4.428%
   Abstain                                                     32,494.839       8.995%        9.272%

   TOTAL                                                      350,455.860      97.008%      100.000%

   ** FUND TOTALS:                             SHARES
   RECORD TOTAL                           361,265.328
   VOTED SHARES                           350,455.860
   PERCENT VOTED                               97.008%

PORTFOLIO MANAGER'S DISCUSSION
Stein Roe Growth Stock Fund, Variable Series / June 30, 2003

   Stein Roe Growth Stock Fund, Variable Series seeks long-term growth.

   Erik P. Gustafson, portfolio manager of the fund, has been with Columbia Management Advisors, Inc., or its predecessors since 1992.

For the six-month period ended June 30, 2003, the fund's performance fell short of the S&P 500 Index. The fund's emphasis on large capitalization, high-quality companies hindered performance during a period when many smaller companies made surprising comebacks.

BETTER MARKET FOR GROWTH STOCKS

The first six months of the year were marked by continued instability in world politics, including the war with Iraq and concerns about SARS. The markets responded first by selling off in anticipation of the war. Then, they rebounded strongly when the major military campaign against Iraq ended faster than expected. Technology and telecommunications stock--sectors that have been the weakest for the last three years--led the rebound. The fund benefited from a larger weighting than the market in technology. However, our focus was on large cap, high quality stocks. During this rally, the smaller, speculative tech stocks--those that had suffered the greatest losses in previous years--posted the most spectacular gains.

   Health care stocks also were strong performers during the period. Teva Pharmaceuticals and Watson Pharmaceuticals (2.0% and 2.5% of assets, respectively), generic drug manufacturers, did well in an environment of rising health care costs and growing demand for less expensive alternatives. Biotechnology shares were also strong. In this area, the fund benefited from a large stake in Amgen (2.8% of net assets). Increasing demand for its core products, including those that treat anemia and help the immune system fight viral infections, bode well for the company's prospects.

NEW NAMES IN THE PORTFOLIO

We increased the fund's holdings from 36 to 46 during the period. We added to our technology position, believing that the current recovery has additional potential. Among the new names we added were Analog Devices, Maxim and Comverse, which makes the software for such popular services as call waiting and caller ID (2.0%, 1.5% and 0.2% of net assets, respectively).

   We also bolstered holdings in the retail sector, based on our belief that a combination of lower taxes and lower interest rates will indeed spur economic growth in the second half of the year. We added to or initiated positions in companies that we think may benefit from increased consumer spending. These include Coach, WalMart and Carnival (1.0%, 1.5% and 2.0% of net assets, respectively). We also initiated a position in Clear Channel (2.0% of net assets), the largest radio station owner in the country, with 1500 outlets nationwide. We feel the company stands to benefit from rising advertising revenues and a favorable regulatory climate. Finally, we added to our oil service holdings in anticipation of the start of a strong cycle for drilling. New names in oil service include Schlumberger, Smith International and Transocean (2.3%, 1.5% and 1.2% of net assets respectively).

BETTER GROWTH PROSPECTS AHEAD

We believe the US economy will experience faster growth in the second half of the year. Greater geopolitical stability, continued low interest rates and new tax incentives should ultimately spur businesses to reinvest in their infrastructure. Improved economic growth should lead to further market advances, and we believe that high quality growth stocks--which have been among the weakest performers in recent years--have the potential to regain their position as market leaders.


Economic and market conditions can frequently change. There is no assurance that the trends described here will continue or commence.

An investment in Stein Roe Growth Stock Fund, Variable Series offers the potential for long-term growth, but also involves certain risks, including stock market fluctuations due to economic and business developments. The fund may also invest up to 25% of its assets in foreign stocks. There are also specific risks involved when investing in foreign stocks, such as currency exchange rate fluctuations, economic change, instability of emerging countries and political developments.

Holdings are disclosed as of June 30, 2003, and are subject to change.

PERFORMANCE INFORMATION
Stein Roe Growth Stock Fund, Variable Series, / June 30, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (%)

                                          (CUMULATIVE)
                                            6-MONTH       1-YEAR       5-YEAR         10-YEAR
---------------------------------------------------------------------------------------------
Class A (1/1/89)                             10.85        -5.00        -5.39            7.24
S&P 500 Index                                11.75         0.25        -1.61           10.04

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 6/30/93 - 6/30/03

                           CLASS A SHARES   S&P 500 INDEX
                 JUN-93    $       10,348  $       10,186
10/01/1993 - 12/31/1993    $       10,808  $       10,353
01/01/1994 - 03/31/1994    $       10,123  $        9,893
04/01/1994 - 06/30/1994    $        9,809  $        9,861
07/01/1994 - 09/30/1994    $       10,260  $       10,270
10/01/1994 - 12/31/1994    $       10,122  $       10,194
01/01/1995 - 03/31/1995    $       10,860  $       11,114
04/01/1995 - 06/30/1995    $       11,944  $       12,093
07/01/1995 - 09/30/1995    $       13,145  $       12,973
10/01/1995 - 12/31/1995    $       13,941  $       13,672
01/01/1996 - 03/31/1996    $       14,590  $       14,328
04/01/1996 - 06/30/1996    $       15,588  $       14,886
07/01/1996 - 09/30/1996    $       16,061  $       15,256
10/01/1996 - 12/31/1996    $       16,906  $       16,442
01/01/1997 - 03/31/1997    $       16,816  $       16,805
04/01/1997 - 06/30/1997    $       20,214  $       19,647
07/01/1997 - 09/30/1997    $       21,403  $       21,026
10/01/1997 - 12/31/1997    $       22,362  $       21,539
01/01/1998 - 03/31/1998    $       24,956  $       24,453
04/01/1998 - 06/30/1998    $       26,541  $       25,165
07/01/1998 - 09/30/1998    $       22,623  $       22,573
10/01/1998 - 12/31/1998    $       28,602  $       27,284
01/01/1999 - 03/31/1999    $       31,906  $       28,553
04/01/1999 - 06/30/1999    $       32,879  $       30,469
07/01/1999 - 09/30/1999    $       31,120  $       28,470
10/01/1999 - 12/31/1999    $       39,165  $       32,609
01/01/2000 - 03/31/2000    $       45,024  $       33,262
04/01/2000 - 06/30/2000    $       42,984  $       32,287
07/01/2000 - 09/30/2000    $       41,604  $       31,887
10/01/2000 - 12/31/2000    $       34,457  $       29,307
01/01/2001 - 03/31/2001    $       28,561  $       25,758
04/01/2001 - 06/30/2001    $       29,352  $       27,180
07/01/2001 - 09/30/2001    $       23,467  $       23,106
10/01/2001 - 12/31/2001    $       25,969  $       25,483
01/01/2002 - 03/31/2002    $       24,972  $       25,468
04/01/2002 - 06/30/2002    $       21,171  $       21,971
07/01/2002 - 09/30/2002    $       17,316  $       18,098
10/01/2002 - 12/31/2002    $       18,145  $       19,529
 01/01/2003- 03/31/2003    $       17,643  $       22,464
                 Jun-03    $       20,117  $       25,922

NET ASSET VALUE PER SHARE ($)               12/31/02   6/30/03
-----------------------------------------------------------------
Class A                                       19.48     21.49

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of all distributions. The S&P (Standard & Poor's) 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

INVESTMENT PORTFOLIO
Stein Roe Growth Stock Fund, Variable Series / June 30, 2003 (Unaudited)

                                                                           SHARES         VALUE
                                                                          --------   ---------------
COMMON STOCKS--99.7%
CONSUMER DISCRETIONARY--15.9%
HOTELS RESTAURANTS & LEISURE--2.0%
Carnival Corp.                                                              90,000   $     2,925,900
                                                                                     ---------------
MEDIA--5.1%
Clear Channel Communications, Inc.                                          70,000         2,967,300
Liberty Media Corp., Class A (a)                                           380,000         4,392,800
                                                                                     ---------------
                                                                                           7,360,100
                                                                                     ---------------
MULTILINE RETAIL--4.0%
Kohl's Corp. (a)                                                            70,000         3,596,600
Wal-Mart Stores, Inc.                                                       40,000         2,146,800
                                                                                     ---------------
                                                                                           5,743,400
                                                                                     ---------------
SPECIALTY RETAIL--3.8%
Chico's FAS, Inc. (a)                                                       40,000           842,000
Home Depot, Inc.                                                           140,000         4,636,800
                                                                                     ---------------
                                                                                           5,478,800
                                                                                     ---------------
TEXTILES & APPAREL--1.0%
Coach, Inc. (a)                                                             30,000         1,492,200
                                                                                     ---------------

CONSUMER STAPLES--9.0%
BEVERAGES--4.1%
Coca-Cola Co.                                                               60,000         2,784,600
PepsiCo, Inc.                                                               70,000         3,115,000
                                                                                     ---------------
                                                                                           5,899,600
                                                                                     ---------------
HOUSEHOLD PRODUCTS--2.7%
Procter & Gamble Co.                                                        45,000         4,013,100
                                                                                     ---------------
PERSONAL PRODUCTS--2.2%
Gillette Co.                                                               100,000         3,186,000
                                                                                     ---------------

ENERGY--5.0%
ENERGY EQUIPMENT & SERVICES--5.0%
Smith International, Inc.                                                   60,000         2,204,400
Schlumberger, Ltd.                                                          70,000         3,329,900
Transocean, Inc.                                                            80,000         1,757,600
                                                                                     ---------------
                                                                                           7,291,900
                                                                                     ---------------

FINANCIALS--7.5%
DIVERSIFIED FINANCIALS--4.8%
Citigroup, Inc.                                                            135,000         5,778,000
Merrill Lynch & Co., Inc.                                                   25,000         1,167,000
                                                                                     ---------------
                                                                                           6,945,000
                                                                                     ---------------
INSURANCE--2.7%
American International Group, Inc.                                          70,000         3,862,600
                                                                                     ---------------

HEALTH CARE--24.4%
BIOTECHNOLOGY--4.0%
Amgen, Inc. (a)                                                             60,000         3,986,400
Gilead Sciences, Inc. (a)                                                   20,000         1,128,598
Idec Pharmaceuticals Corp. (a)                                              20,000           680,000
                                                                                     ---------------
                                                                                           5,794,998
                                                                                     ---------------
HEALTH CARE EQUIPMENT & SUPPLIES--7.1%
Boston Scientific Corp. (a)                                                 75,000   $     4,582,500
Medtronic, Inc.                                                            120,000         5,756,400
                                                                                     ---------------
                                                                                          10,338,900
                                                                                     ---------------
HEALTH CARE PROVIDERS & SERVICES--1.7%
UnitedHealth Group, Inc.                                                    50,000         2,512,500
                                                                                     ---------------
PHARMACEUTICALS--11.6%
Johnson & Johnson                                                           80,000         4,136,000
Pfizer, Inc.                                                               180,000         6,147,000
Teva Pharmaceutical
   Industries, Ltd. ADR                                                     50,000         2,846,500
Watson Pharmaceuticals, Inc.                                                90,000         3,633,300
                                                                                     ---------------
                                                                                          16,762,800
                                                                                     ---------------

INDUSTRIALS--13.5%
AEROSPACE & DEFENSE--2.0%
Lockheed Martin Corp.                                                       60,000         2,854,200
                                                                                     ---------------
COMMERCIAL SERVICES & SUPPLIES--3.5%
First Data Corp.                                                            70,000         2,900,800
Paychex, Inc.                                                               75,000         2,198,250
                                                                                     ---------------
                                                                                           5,099,050
                                                                                     ---------------
INDUSTRIAL CONGLOMERATES--4.4%
General Electric Co.                                                       220,000         6,309,600
                                                                                     ---------------
MACHINERY--3.6%
Caterpillar, Inc.                                                           95,000         5,287,700
                                                                                     ---------------

INFORMATION TECHNOLOGY--23.6%
COMMUNICATIONS EQUIPMENT--5.5%
Cisco Systems, Inc. (a)                                                    325,000         5,424,250
Comverse Technology, Inc. (a)                                               20,000           300,600
Nokia Oyj ADR                                                              135,000         2,218,050
                                                                                     ---------------
                                                                                           7,942,900
                                                                                     ---------------
COMPUTERS & PERIPHERALS--3.1%
Dell Computer Corp. (a)                                                    140,000         4,474,400
                                                                                     ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--5.2%
Analog Devices, Inc. (a)                                                    85,000         2,959,700
Maxim Integrated Products, Inc.                                             65,000         2,222,350
Texas Instruments, Inc.                                                    135,000         2,376,000
                                                                                     ---------------
                                                                                           7,558,050
                                                                                     ---------------
SOFTWARE--9.8%
Microsoft Corp.                                                            300,000         7,683,000
Oracle Corp. (a)                                                           200,000         2,404,000
SAP AG ADR                                                                  80,000         2,337,600
VERITAS Software Corp. (a)                                                  60,000         1,720,200
                                                                                     ---------------
                                                                                          14,144,800
                                                                                     ---------------

TELECOMMUNICATION SERVICES--0.8%
WIRELESS TELECOMMUNICATION SERVICES--0.8%
Sprint Corp.--PCS Group (a)                                                200,000         1,150,000
                                                                                     ---------------
TOTAL COMMON STOCKS
   (cost of $137,364,098)                                                                144,428,498
                                                                                     ---------------

                       See Notes to Investment Portfolio.

                                                         PAR             VALUE
                                                     ------------    -------------
SHORT-TERM OBLIGATION--0.5%
Repurchase agreement with State
   Street Bank & Trust Co., dated
   6/30/03, due 07/01/03 at 1.000%,
   collateralized by U.S. Treasury
   Bond maturing 2/15/2029,
   market value $699,621
   (repurchase proceeds $685,019)
   (cost of $685,000)                                $    685,000    $     685,000
                                                                     -------------
TOTAL INVESTMENTS--100.2%
   (cost of $138,049,098) (b)                                          145,113,498
                                                                     -------------
OTHER ASSETS & LIABILITIES, NET--(0.2)%                                   (338,572)
                                                                     -------------
NET ASSETS--100.0%                                                   $ 144,774,926
                                                                     =============

NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing.
(b) Cost for both financial statement and federal income tax purposes is the same.

            ACRONYM              NAME
            -------              ----
              ADR     American Depositary Receipt

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Stein Roe Growth Stock Fund, Variable Series / June 30, 2003 (Unaudited)

ASSETS:
Investments, at cost                                               $   138,049,098
                                                                   ---------------
Investments, at value                                              $   145,113,498
Cash                                                                           347
Receivable for:
   Investments sold                                                      2,317,566
   Fund shares sold                                                        178,345
   Interest                                                                     19
   Dividends                                                                77,375
   Expense reimbursement due from Distributor                                  806
Deferred Trustees' compensation plan                                         2,761
                                                                   ---------------
     TOTAL ASSETS                                                      147,690,717
                                                                   ---------------
LIABILITIES:
Payable for:
   Investments purchased                                                 1,952,552
   Fund shares repurchased                                                 810,236
   Distributions--Class B                                                      251
   Management fee                                                           65,593
   Administration fee                                                       18,796
   Transfer agent fee                                                          594
   Pricing and bookkeeping fees                                              8,639
   Reports to Shareholders                                                  40,729
Deferred Trustees' fee                                                       2,761
Other liabilities                                                           15,640
                                                                   ---------------
     TOTAL LIABILITIES                                                   2,915,791
                                                                   ---------------
NET ASSETS                                                         $   144,774,926
                                                                   ===============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                    $   215,711,428
Undistributed net investment income                                        147,682
Accumulated net realized loss                                          (78,148,584)
Net unrealized appreciation on investments                               7,064,400
                                                                   ---------------
NET ASSETS                                                         $   144,774,926
                                                                   ===============
CLASS A:
Net assets                                                         $   122,501,944
Shares outstanding                                                       5,700,193
                                                                   ===============
Net asset value per share                                          $         21.49
                                                                   ===============
CLASS B:
Net assets                                                         $    22,272,982
Shares outstanding                                                       1,039,232
                                                                   ===============
Net asset value per share                                          $         21.43
                                                                   ===============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Stein Roe Growth Stock Fund, Variable Series
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends                                                          $       700,583
Interest                                                                     8,992
                                                                   ---------------
   Total Investment Income (net of foreign taxes
     withheld of $14,632)                                                  709,575
                                                                   ---------------

EXPENSES:
Management fee                                                             349,087
Administration fee                                                         104,726
Distribution fee--Class B                                                   27,252
Pricing and bookkeeping fees                                                28,729
Transfer agent fee                                                           3,720
Trustees' fee                                                                3,313
Custody fee                                                                  4,575
Other expenses                                                              38,340
                                                                   ---------------
   Total Expenses                                                          559,742
Fees reimbursed by Distributor--Class B                                     (6,640)
Custody earnings credit                                                        (65)
                                                                   ---------------
   Net Expenses                                                            553,037
                                                                   ---------------
Net Investment Income                                                      156,538
                                                                   ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
Net realized loss on investments                                       (21,177,579)
Net change in unrealized appreciation/depreciation on
  investments                                                           35,236,114
                                                                   ---------------
Net Gain                                                                14,058,535
                                                                   ---------------
Net Increase in Net Assets from Operations                         $    14,215,073
                                                                   ===============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Stein Roe Growth Stock Fund, Variable Series

                                                                     (UNAUDITED)
                                                                     SIX MONTHS
                                                                        ENDED           YEAR ENDED
                                                                      JUNE 30,         DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                      2003              2002
----------------------------------                                 ---------------   ---------------
OPERATIONS:
Net investment income                                              $       156,538   $       567,697
Net realized loss on investments                                       (21,177,579)      (17,315,003)
Net change in unrealized appreciation/depreciation on
  investments                                                           35,236,114       (55,764,886)
                                                                   ---------------   ---------------
        Net Increase (Decrease) from Operations                         14,215,073       (72,512,192)

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
    Class A                                                               (506,499)         (370,940)
    Class B                                                                (55,280)               --
                                                                   ---------------   ---------------
Total Distributions Declared to Shareholders                              (561,779)         (370,940)
                                                                   ---------------   ---------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                         1,719,944         6,190,686
   Distributions reinvested                                                506,499           370,940
   Redemptions                                                         (14,217,013)      (45,952,620)
                                                                   ---------------   ---------------
        Net Decrease                                                   (11,990,570)      (39,390,994)
                                                                   ---------------   ---------------
Class B:
   Subscriptions                                                           857,476         5,347,058
   Distributions reinvested                                                 55,280                --
   Redemptions                                                          (2,857,838)       (5,774,260)
                                                                   ---------------   ---------------
        Net Decrease                                                    (1,945,082)         (427,202)
                                                                   ---------------   ---------------
Net Decrease from Share Transactions                                   (13,935,652)      (39,818,196)
                                                                   ---------------   ---------------
Total Decrease in Net Assets                                              (282,358)     (112,701,328)

NET ASSETS:
Beginning of period                                                    145,057,284       257,758,612
                                                                   ---------------   ---------------
End of period (including undistributed net investment
income of $147,682 and $552,923, respectively)                     $   144,774,926   $   145,057,284
                                                                   ===============   ===============

CHANGES IN SHARES:
Class A:
   Subscriptions                                                            83,535           264,894
   Issued for distributions reinvested                                      28,632            13,805
   Redemptions                                                            (727,947)       (2,015,798)
                                                                   ---------------   ---------------
        Net Decrease                                                      (615,780)       (1,737,099)
                                                                   ---------------   ---------------
Class B:
   Subscriptions                                                            43,065           224,649
   Issued for distributions reinvested                                       3,130                --
   Redemptions                                                            (142,958)         (268,599)
                                                                   ---------------   ---------------
        Net Decrease                                                       (96,763)          (43,950)
                                                                   ---------------   ---------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Stein Roe Growth Stock Fund, Variable Series / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

   ORGANIZATION--Stein Roe Growth Stock Fund, Variable Series (the "Fund"), a series of SteinRoe Variable Investment Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek long-term growth of capital. The Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. The Fund offers two classes of shares: Class A and Class B. Each share of a class represents an equal proportionate beneficial interest in that share class and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of their share class available for distribution to shareholders upon liquidation of the Fund. Shares of the Fund are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On April 1, 2003, Stein Roe & Farnham Incorporated, the investment advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect wholly owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Stein Roe & Farnham Incorporated with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Columbia provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund. Columbia also provides pricing and bookkeeping services to the Fund. Liberty Funds Distributor, Inc. ("LFD"), an affiliate of Columbia, serves as the principal underwriter of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION AND TRANSACTIONS--Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS--All income, expenses (other than the Class B distribution fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share data and ratios reflect the distribution fee applicable to Class B shares only.

   FEDERAL INCOME TAXES--Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

   DISTRIBUTIONS TO SHAREHOLDERS--The Fund intends to distribute as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of investments. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution. Income and capital gain distributions are determined in accordance with federal income tax regulations.

   FOREIGN CURRENCY TRANSACTIONS--Net realized and unrealized gains (losses) on foreign currency transactions and translations includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

   OTHER--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of December 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

     YEAR OF                             CAPITAL LOSS
    EXPIRATION                           CARRYFORWARD
   ------------                         -------------
       2009                             $  28,434,611
       2010                                28,364,195
                                        -------------
                                        $  56,798,806
                                        =============

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

   MANAGEMENT AND ADMINISTRATIVE FEES--Columbia receives a monthly management fee equal to 0.50% annually of the first $1 billion of the Fund's average daily net assets and 0.45% in excess of $1 billion for management services. Columbia receives a monthly administration fee equal to 0.15% annually of average daily net assets for administrative services.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended June 30, 2003, the annualized net asset based fee rate was 0.033%. The Fund also pays out-of-pocket costs for pricing services.

   TRANSFER AGENT FEE--Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for an annual rate of $7,500.

   DISTRIBUTION FEE--The Fund has adopted a 12b-1 plan, which requires it to pay LFD a monthly distribution fee equal to 0.25% annually of Class B average daily net assets.

   EXPENSE LIMITS--Columbia has voluntarily agreed to reimburse all expenses, including management fees, but excluding interest, taxes, distribution fees, brokerage and extraordinary expenses of the Fund in excess of 0.80% annually of the Fund's average daily net assets.

LFD has voluntarily agreed to reimburse the Fund's Class B share distribution fee in excess of 0.15% when the total operating expenses of the Fund applicable to Class B shares, including distribution fees, are in excess of 0.95% annually of Class B average daily net assets.

These arrangements may be terminated or modified by Columbia or LFD at any time.

   OTHER--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $65 of custody fees were reduced by balance credits for the six months ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

   INVESTMENT ACTIVITY--For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $69,764,083 and $82,309,620, respectively.

Unrealized appreciation (depreciation) at June 30, 2003, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation         $  23,050,987
     Gross unrealized depreciation           (15,986,587)
                                           -------------
       Net unrealized appreciation         $   7,064,400
                                           =============

   OTHER--There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

FINANCIAL HIGHLIGHTS
Stein Roe Growth Stock Fund, Variable Series--Class A Shares

Selected data for a share outstanding throughout each period is as follows:

                                                   (UNAUDITED)
                                                   SIX MONTHS
                                                     ENDED                            YEAR ENDED DECEMBER 31,
                                                    JUNE 30,       -------------------------------------------------------------
                                                      2003             2002       2001          2000         1999         1998
                                                   ----------      ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD               $    19.48      $   27.93    $   44.65    $   57.93    $   43.53    $   36.13
                                                   ----------      ---------    ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)                         0.03           0.07         0.04        (0.11)       (0.03)        0.08
Net realized and unrealized gain (loss)
   on investments                                        2.07          (8.47)      (10.28)       (5.13)       15.79         9.54
                                                   ----------      ---------    ---------    ---------    ---------    ---------
        Total from Investment Operations                 2.10          (8.40)      (10.24)       (5.24)       15.76         9.62
                                                   ----------      ---------    ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                              (0.09)         (0.05)          --(b)        --        (0.08)       (0.10)
From net realized gains                                    --             --        (6.48)       (8.04)       (1.28)       (2.12)
                                                   ----------      ---------    ---------    ---------    ---------    ---------
        Total Distributions Declared to
           Shareholders                                 (0.09)         (0.05)       (6.48)       (8.04)       (1.36)       (2.22)
                                                   ----------      ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                     $    21.49      $   19.48    $   27.93    $   44.65    $   57.93    $   43.53
                                                   ==========      =========    =========    =========    =========    =========
Total return (c)(d)                                     10.85%(e)     (30.13)%     (24.64)%     (12.02)%      36.94%       27.91%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                             0.76%(g)       0.77%        0.76%        0.68%        0.67%        0.70%
Net investment income (loss) (f)                         0.25%(g)       0.32%        0.13%       (0.20)%      (0.05)%       0.21%
Portfolio turnover rate                                    50%(e)         68%          57%          65%          70%          40%
Net assets, end of period (000's)                  $  122,502      $ 123,015    $ 224,928    $ 376,243    $ 403,836    $ 271,584

(a) Per share data was calculated using shares outstanding during the period.
(b) Rounds to less than $0.01 per share.
(c) Total return at net asset value assuming all distribution reinvested.
(d) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.

STEINROE VARIABLE INVESTMENT TRUST


   INVESTMENT MANAGER AND ADMINISTRATOR
   Columbia Management Advisors, Inc.
   100 Federal Street
   Boston, MA 02110

   TRANSFER AGENT
   Liberty Funds Services, Inc.
   PO Box 8081
   Boston, MA 02266-8081

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                                       228

[KEYPORT LOGO]

P.O. BOX 9133
Wellesley Hills, MA 02481

2003 SEMIANNUAL REPORT

Liberty Variable Investment Trust

- SteinRoe Variable Investment Trust

- Wanger Advisors Trust

                                                ANN-03/625O-0603 (08/03) 03/2166

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable at this time.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits under the Securities Exchange Act of 1934, as amended, is accumulated and communicated to the Registrant's management, including the Chief Executive Officer and Chief Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant's internal control over financial reporting that occurred over the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)). Attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Liberty Variable Investment Trust
             SteinRoe Variable Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*   /s/ Joseph R. Palombo
                          ------------------------------------------------------
                            Joseph R. Palombo, President

Date  September 5, 2003
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Joseph R. Palombo
                          ------------------------------------------------------
                           Joseph R. Palombo, President

Date  September 5, 2003
     ---------------------------------------------------------------------------

By (Signature and Title)* /s/ J. Kevin Connaughton
                          ------------------------------------------------------
                           J. Kevin Connaughton, Treasurer

Date  September 5, 2003
     ---------------------------------------------------------------------------